UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of December

Date of reporting period: December 31, 2025

Part 2 of 2

Explanatory Note:

Please note that the Securities and Exchange Commission has a filing limit of 200MB for a filing.

As a result the Form N-CSR filing for Columbia Funds Variable Series Trust II is being split into Part 1 and Part 2 as the combined filing would exceed the SEC filing size limit.

Item 1. Reports to Stockholders.

CTIVP® – CenterSquare Real Estate Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$85	0.84%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the residential, health care and lodging/resorts sub-sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A significant overweight to the health care sub-sector and an underweight to the residential sub-sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Ventas, a leading health care real estate operator; AvalonBay Communities, a premium multifamily apartment REIT; American Healthcare REIT, an owner of medical office buildings and acute‑care facilities; Alexandria Real Estate Equities, a specialized life‑science campus developer; and Mid‑America Apartment Communities, a major operator of Sunbelt‑focused apartment communities, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrial and specialty sub-sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the industrial sector and underweights to the self-storage and office sub-sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in W. P. Carey, a diversified net‑lease REIT with broad exposure across industrial, warehouse and office properties; Extra Space Storage, one of the largest self‑storage operators in the United States; Welltower, a leading owner of senior housing and health‑care real estate; UDR, a national multifamily apartment REIT; and Prologis, the world’s largest industrial real estate platform, were among the top detractors from the Fund’s relaive performance during the period.

CTIVP® – CenterSquare Real Estate Fund | Class 1 | ASR7030_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – CenterSquare Real Estate Fund Class 1 ($17,402)	Russell 1000® Index ($39,030)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,536	$9,462	$9,665
02/16	$9,536	$9,459	$9,624
03/16	$10,453	$10,117	$10,600
04/16	$10,396	$10,172	$10,347
05/16	$10,351	$10,351	$10,599
06/16	$11,052	$10,374	$11,338
07/16	$11,493	$10,769	$11,809
08/16	$11,089	$10,783	$11,375
09/16	$10,869	$10,792	$11,175
10/16	$10,233	$10,582	$10,543
11/16	$10,062	$10,999	$10,365
12/16	$10,502	$11,205	$10,852
01/17	$10,466	$11,431	$10,864
02/17	$10,832	$11,873	$11,235
03/17	$10,588	$11,881	$10,978
04/17	$10,551	$12,006	$10,991
05/17	$10,478	$12,160	$10,907
06/17	$10,682	$12,244	$11,145
07/17	$10,837	$12,487	$11,281
08/17	$10,862	$12,526	$11,253
09/17	$10,798	$12,793	$11,250
10/17	$10,772	$13,086	$11,141
11/17	$11,094	$13,485	$11,443
12/17	$11,133	$13,636	$11,419
01/18	$10,669	$14,384	$10,942
02/18	$9,870	$13,856	$10,098
03/18	$10,270	$13,541	$10,483
04/18	$10,411	$13,587	$10,633
05/18	$10,721	$13,934	$11,053
06/18	$11,214	$14,024	$11,535
07/18	$11,267	$14,508	$11,627
08/18	$11,611	$15,008	$11,981
09/18	$11,333	$15,065	$11,677
10/18	$10,936	$13,999	$11,330
11/18	$11,426	$14,284	$11,867
12/18	$10,512	$12,983	$10,891
01/19	$11,717	$14,071	$12,171
02/19	$11,809	$14,548	$12,259
03/19	$12,220	$14,801	$12,670
04/19	$12,220	$15,399	$12,640
05/19	$12,260	$14,417	$12,668
06/19	$12,438	$15,430	$12,828
07/19	$12,573	$15,669	$12,992
08/19	$13,072	$15,382	$13,433
09/19	$13,423	$15,649	$13,828
10/19	$13,625	$15,980	$14,016
11/19	$13,382	$16,584	$13,805
12/19	$13,288	$17,063	$13,723
01/20	$13,450	$17,082	$13,888
02/20	$12,438	$15,686	$12,776
03/20	$10,010	$13,613	$9,976
04/20	$10,779	$15,412	$10,804
05/20	$10,900	$16,225	$10,825
06/20	$11,224	$16,584	$11,155
07/20	$11,654	$17,555	$11,607
08/20	$11,702	$18,843	$11,698
09/20	$11,336	$18,155	$11,316
10/20	$11,017	$17,717	$11,020
11/20	$12,259	$19,803	$12,223
12/20	$12,641	$20,640	$12,625
01/21	$12,546	$20,470	$12,638
02/21	$13,007	$21,064	$13,144
03/21	$13,676	$21,861	$13,745
04/21	$14,775	$23,037	$14,852
05/21	$14,934	$23,147	$15,004
06/21	$15,364	$23,727	$15,397
07/21	$16,177	$24,220	$16,137
08/21	$16,425	$24,921	$16,434
09/21	$15,538	$23,776	$15,547
10/21	$16,638	$25,426	$16,729
11/21	$16,372	$25,085	$16,616
12/21	$17,879	$26,101	$18,083
01/22	$16,656	$24,629	$16,845
02/22	$16,212	$23,953	$16,318
03/22	$17,294	$24,762	$17,386
04/22	$16,585	$22,554	$16,622
05/22	$15,591	$22,520	$15,586
06/22	$14,527	$20,634	$14,431
07/22	$15,857	$22,556	$15,738
08/22	$14,857	$21,690	$14,798
09/22	$12,988	$19,683	$12,996
10/22	$13,478	$21,261	$13,632
11/22	$14,301	$22,412	$14,418
12/22	$13,567	$21,108	$13,677
01/23	$14,990	$22,524	$15,137
02/23	$14,234	$21,988	$14,410
03/23	$13,900	$22,683	$14,044
04/23	$14,078	$22,964	$14,161
05/23	$13,567	$23,071	$13,705
06/23	$14,323	$24,629	$14,412
07/23	$14,703	$25,476	$14,822
08/23	$14,216	$25,031	$14,361
09/23	$13,243	$23,854	$13,384
10/23	$12,658	$23,278	$12,800
11/23	$14,095	$25,452	$14,151
12/23	$15,434	$26,708	$15,555
01/24	$14,801	$27,081	$14,910
02/24	$15,044	$28,543	$15,212
03/24	$15,312	$29,458	$15,525
04/24	$14,265	$28,205	$14,436
05/24	$14,995	$29,533	$15,099
06/24	$15,385	$30,510	$15,535
07/24	$16,430	$30,954	$16,502
08/24	$17,503	$31,688	$17,559
09/24	$18,028	$32,366	$18,034
10/24	$17,578	$32,139	$17,510
11/24	$18,327	$34,209	$18,262
12/24	$17,029	$33,255	$16,914
01/25	$17,104	$34,313	$17,090
02/25	$17,703	$33,713	$17,708
03/25	$17,104	$31,762	$17,068
04/25	$16,754	$31,573	$16,611
05/25	$17,054	$33,589	$16,963
06/25	$16,929	$35,290	$16,871
07/25	$16,832	$36,074	$16,742
08/25	$17,538	$36,833	$17,481
09/25	$17,646	$38,110	$17,676
10/25	$17,429	$38,932	$17,390
11/25	$17,809	$39,027	$17,812
12/25	$17,402	$39,030	$17,401
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	2.19	6.60	5.70
Russell 1000® Index	17.37	13.59	14.59
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$143,678,940
Total number of portfolio holdings	57
Management services fees (represents 0.75% of Fund average net assets)	$1,074,050
Portfolio turnover for the reporting period	32%

CTIVP® – CenterSquare Real Estate Fund | Class 1 | ASR7030_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

 Real Estate Sub-industry Allocation

Health Care REITs	22.0%
Retail REITs	17.9%
Data Center REITs	11.5%
Industrial REITs	11.3%
Multi-Family Residential REITs	9.2%
Self Storage REITs	7.7%
Single-Family Residential REITs	4.8%
Other Specialized REITs	4.8%
Office REITs	4.8%
Hotel & Resort REITs	3.0%
Diversified REITs	1.5%
Other	0.7%

Top Holdings

Welltower, Inc.	9.7%
Prologis, Inc.	7.5%
Equinix, Inc.	6.9%
Ventas, Inc.	4.7%
Digital Realty Trust, Inc.	4.6%
Extra Space Storage, Inc.	4.0%
Public Storage	3.7%
UDR, Inc.	3.4%
Simon Property Group, Inc.	3.3%
Realty Income Corp.	3.0%

Asset Categories

Common Stocks	99.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – CenterSquare Real Estate Fund | Class 1 | ASR7030_01_12_D01_(02/26) |

CTIVP® – CenterSquare Real Estate Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – CenterSquare Real Estate Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$110	1.09%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the residential, health care and lodging/resorts sub-sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A significant overweight to the health care sub-sector and an underweight to the residential sub-sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Ventas, a leading health care real estate operator; AvalonBay Communities, a premium multifamily apartment REIT; American Healthcare REIT, an owner of medical office buildings and acute‑care facilities; Alexandria Real Estate Equities, a specialized life‑science campus developer; and Mid‑America Apartment Communities, a major operator of Sunbelt‑focused apartment communities, were among the top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrial and specialty sub-sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the industrial sector and underweights to the self-storage and office sub-sectors detracted from the Fund’s relative performance.

Individual holdings | Fund positions in W. P. Carey, a diversified net‑lease REIT with broad exposure across industrial, warehouse and office properties; Extra Space Storage, one of the largest self‑storage operators in the United States; Welltower, a leading owner of senior housing and health‑care real estate; UDR, a national multifamily apartment REIT; and Prologis, the world’s largest industrial real estate platform, were among the top detractors from the Fund’s relaive performance during the period.

CTIVP® – CenterSquare Real Estate Fund | Class 2 | ASR7030_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – CenterSquare Real Estate Fund Class 2 ($16,980)	Russell 1000® Index ($39,030)	FTSE Nareit Equity REITs Index ($17,401)
12/15	$10,000	$10,000	$10,000
01/16	$9,533	$9,462	$9,665
02/16	$9,533	$9,459	$9,624
03/16	$10,444	$10,117	$10,600
04/16	$10,387	$10,172	$10,347
05/16	$10,342	$10,351	$10,599
06/16	$11,040	$10,374	$11,338
07/16	$11,482	$10,769	$11,809
08/16	$11,077	$10,783	$11,375
09/16	$10,844	$10,792	$11,175
10/16	$10,219	$10,582	$10,543
11/16	$10,035	$10,999	$10,365
12/16	$10,476	$11,205	$10,852
01/17	$10,439	$11,431	$10,864
02/17	$10,807	$11,873	$11,235
03/17	$10,562	$11,881	$10,978
04/17	$10,513	$12,006	$10,991
05/17	$10,439	$12,160	$10,907
06/17	$10,639	$12,244	$11,145
07/17	$10,794	$12,487	$11,281
08/17	$10,819	$12,526	$11,253
09/17	$10,755	$12,793	$11,250
10/17	$10,729	$13,086	$11,141
11/17	$11,039	$13,485	$11,443
12/17	$11,077	$13,636	$11,419
01/18	$10,626	$14,384	$10,942
02/18	$9,814	$13,856	$10,098
03/18	$10,213	$13,541	$10,483
04/18	$10,355	$13,587	$10,633
05/18	$10,665	$13,934	$11,053
06/18	$11,143	$14,024	$11,535
07/18	$11,196	$14,508	$11,627
08/18	$11,540	$15,008	$11,981
09/18	$11,262	$15,065	$11,677
10/18	$10,866	$13,999	$11,330
11/18	$11,342	$14,284	$11,867
12/18	$10,430	$12,983	$10,891
01/19	$11,633	$14,071	$12,171
02/19	$11,725	$14,548	$12,259
03/19	$12,122	$14,801	$12,670
04/19	$12,122	$15,399	$12,640
05/19	$12,161	$14,417	$12,668
06/19	$12,325	$15,430	$12,828
07/19	$12,473	$15,669	$12,992
08/19	$12,956	$15,382	$13,433
09/19	$13,306	$15,649	$13,828
10/19	$13,507	$15,980	$14,016
11/19	$13,252	$16,584	$13,805
12/19	$13,158	$17,063	$13,723
01/20	$13,306	$17,082	$13,888
02/20	$12,311	$15,686	$12,776
03/20	$9,905	$13,613	$9,976
04/20	$10,672	$15,412	$10,804
05/20	$10,793	$16,225	$10,825
06/20	$11,102	$16,584	$11,155
07/20	$11,526	$17,555	$11,607
08/20	$11,573	$18,843	$11,698
09/20	$11,209	$18,155	$11,316
10/20	$10,893	$17,717	$11,020
11/20	$12,112	$19,803	$12,223
12/20	$12,476	$20,640	$12,625
01/21	$12,397	$20,470	$12,638
02/21	$12,840	$21,064	$13,144
03/21	$13,505	$21,861	$13,745
04/21	$14,581	$23,037	$14,852
05/21	$14,740	$23,147	$15,004
06/21	$15,167	$23,727	$15,397
07/21	$15,942	$24,220	$16,137
08/21	$16,189	$24,921	$16,434
09/21	$15,308	$23,776	$15,547
10/21	$16,400	$25,426	$16,729
11/21	$16,136	$25,085	$16,616
12/21	$17,616	$26,101	$18,083
01/22	$16,400	$24,629	$16,845
02/22	$15,960	$23,953	$16,318
03/22	$17,034	$24,762	$17,386
04/22	$16,330	$22,554	$16,622
05/22	$15,343	$22,520	$15,586
06/22	$14,304	$20,634	$14,431
07/22	$15,603	$22,556	$15,738
08/22	$14,610	$21,690	$14,798
09/22	$12,778	$19,683	$12,996
10/22	$13,241	$21,261	$13,632
11/22	$14,058	$22,412	$14,418
12/22	$13,330	$21,108	$13,677
01/23	$14,720	$22,524	$15,137
02/23	$13,970	$21,988	$14,410
03/23	$13,661	$22,683	$14,044
04/23	$13,837	$22,964	$14,161
05/23	$13,330	$23,071	$13,705
06/23	$14,036	$24,629	$14,412
07/23	$14,438	$25,476	$14,822
08/23	$13,932	$25,031	$14,361
09/23	$12,992	$23,854	$13,384
10/23	$12,413	$23,278	$12,800
11/23	$13,811	$25,452	$14,151
12/23	$15,137	$26,708	$15,555
01/24	$14,510	$27,081	$14,910
02/24	$14,751	$28,543	$15,212
03/24	$14,992	$29,458	$15,525
04/24	$13,980	$28,205	$14,436
05/24	$14,679	$29,533	$15,099
06/24	$15,065	$30,510	$15,535
07/24	$16,087	$30,954	$16,502
08/24	$17,123	$31,688	$17,559
09/24	$17,641	$32,366	$18,034
10/24	$17,197	$32,139	$17,510
11/24	$17,937	$34,209	$18,262
12/24	$16,629	$33,255	$16,914
01/25	$16,728	$34,313	$17,090
02/25	$17,320	$33,713	$17,708
03/25	$16,728	$31,762	$17,068
04/25	$16,358	$31,573	$16,611
05/25	$16,679	$33,589	$16,963
06/25	$16,531	$35,290	$16,871
07/25	$16,417	$36,074	$16,742
08/25	$17,114	$36,833	$17,481
09/25	$17,248	$38,110	$17,676
10/25	$17,007	$38,932	$17,390
11/25	$17,382	$39,027	$17,812
12/25	$16,980	$39,030	$17,401
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	2.11	6.36	5.44
Russell 1000® Index	17.37	13.59	14.59
FTSE Nareit Equity REITs Index	2.88	6.63	5.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$143,678,940
Total number of portfolio holdings	57
Management services fees (represents 0.75% of Fund average net assets)	$1,074,050
Portfolio turnover for the reporting period	32%

CTIVP® – CenterSquare Real Estate Fund | Class 2 | ASR7030_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

 Real Estate Sub-industry Allocation

Health Care REITs	22.0%
Retail REITs	17.9%
Data Center REITs	11.5%
Industrial REITs	11.3%
Multi-Family Residential REITs	9.2%
Self Storage REITs	7.7%
Single-Family Residential REITs	4.8%
Other Specialized REITs	4.8%
Office REITs	4.8%
Hotel & Resort REITs	3.0%
Diversified REITs	1.5%
Other	0.7%

Top Holdings

Welltower, Inc.	9.7%
Prologis, Inc.	7.5%
Equinix, Inc.	6.9%
Ventas, Inc.	4.7%
Digital Realty Trust, Inc.	4.6%
Extra Space Storage, Inc.	4.0%
Public Storage	3.7%
UDR, Inc.	3.4%
Simon Property Group, Inc.	3.3%
Realty Income Corp.	3.0%

Asset Categories

Common Stocks	99.2%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – CenterSquare Real Estate Fund | Class 2 | ASR7030_02_12_D01_(02/26) |

CTIVP® – Principal Large Cap Growth Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$75	0.70%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the consumer staples and energy sectors, and an overweight to the industrials sector, positively impacted the Fund’s relative performance.

Individual holdings | Relative underweights to Apple, a diversified electronic products provider; Microsoft, a software, services and devices provider; and Tesla, an electric vehicle and energy generation and storage company, contributed to the Fund’s relative performance. Positions in Visa, a global payments services company; and Netflix, an entertainment services provider, were also among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors, and overweights to the financials and materials sectors detracted from relative performance.

Individual holdings | Positions in Copart, an online vehicle auction and remarketing services company; Oracle, a corporate packaged software company; Roper Technologies, a diversified packaged software company; ServiceNow, a workflow automation platform provider; and KKR & Co., a provider of alternative asset management and capital market solutions, were among the top detractors from the Fund’s relative performance.

CTIVP® – Principal Large Cap Growth Fund | Class 1 | ASR7032_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Principal Large Cap Growth Fund Class 1 ($39,287)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,431	$9,462	$9,442
02/16	$9,301	$9,459	$9,438
03/16	$9,933	$10,117	$10,074
04/16	$10,024	$10,172	$9,982
05/16	$10,318	$10,351	$10,176
06/16	$10,227	$10,374	$10,136
07/16	$10,853	$10,769	$10,615
08/16	$10,983	$10,783	$10,562
09/16	$11,084	$10,792	$10,600
10/16	$10,761	$10,582	$10,351
11/16	$10,583	$10,999	$10,577
12/16	$10,578	$11,205	$10,708
01/17	$10,916	$11,431	$11,068
02/17	$11,311	$11,873	$11,528
03/17	$11,504	$11,881	$11,662
04/17	$11,807	$12,006	$11,928
05/17	$12,333	$12,160	$12,238
06/17	$12,453	$12,244	$12,206
07/17	$12,853	$12,487	$12,531
08/17	$13,104	$12,526	$12,760
09/17	$13,243	$12,793	$12,926
10/17	$13,682	$13,086	$13,427
11/17	$14,063	$13,485	$13,835
12/17	$14,072	$13,636	$13,943
01/18	$15,267	$14,384	$14,930
02/18	$14,670	$13,856	$14,539
03/18	$14,188	$13,541	$14,140
04/18	$14,096	$13,587	$14,189
05/18	$14,583	$13,934	$14,811
06/18	$14,569	$14,024	$14,954
07/18	$15,046	$14,508	$15,393
08/18	$15,600	$15,008	$16,235
09/18	$15,566	$15,065	$16,325
10/18	$14,260	$13,999	$14,865
11/18	$14,920	$14,284	$15,023
12/18	$13,735	$12,983	$13,732
01/19	$14,906	$14,071	$14,966
02/19	$15,508	$14,548	$15,501
03/19	$15,937	$14,801	$15,943
04/19	$16,805	$15,399	$16,663
05/19	$15,566	$14,417	$15,610
06/19	$16,747	$15,430	$16,682
07/19	$16,935	$15,669	$17,059
08/19	$16,588	$15,382	$16,928
09/19	$16,487	$15,649	$16,930
10/19	$16,781	$15,980	$17,408
11/19	$17,571	$16,584	$18,180
12/19	$18,096	$17,063	$18,729
01/20	$18,236	$17,082	$19,147
02/20	$17,325	$15,686	$17,843
03/20	$16,029	$13,613	$16,088
04/20	$17,966	$15,412	$18,468
05/20	$19,166	$16,225	$19,708
06/20	$19,880	$16,584	$20,567
07/20	$20,867	$17,555	$22,149
08/20	$22,978	$18,843	$24,434
09/20	$21,976	$18,155	$23,285
10/20	$21,412	$17,717	$22,494
11/20	$23,195	$19,803	$24,797
12/20	$23,875	$20,640	$25,938
01/21	$23,345	$20,470	$25,746
02/21	$23,913	$21,064	$25,740
03/21	$24,593	$21,861	$26,182
04/21	$25,947	$23,037	$27,963
05/21	$26,116	$23,147	$27,577
06/21	$27,142	$23,727	$29,307
07/21	$27,716	$24,220	$30,273
08/21	$28,419	$24,921	$31,404
09/21	$26,559	$23,776	$29,646
10/21	$28,096	$25,426	$32,213
11/21	$27,648	$25,085	$32,410
12/21	$28,308	$26,101	$33,096
01/22	$26,569	$24,629	$30,255
02/22	$25,345	$23,953	$28,970
03/22	$26,116	$24,762	$30,103
04/22	$22,381	$22,554	$26,468
05/22	$22,260	$22,520	$25,853
06/22	$20,472	$20,634	$23,805
07/22	$22,906	$22,556	$26,662
08/22	$21,677	$21,690	$25,420
09/22	$19,272	$19,683	$22,949
10/22	$20,390	$21,261	$24,290
11/22	$21,749	$22,412	$25,397
12/22	$20,381	$21,108	$23,453
01/23	$22,140	$22,524	$25,407
02/23	$21,301	$21,988	$25,106
03/23	$22,188	$22,683	$26,822
04/23	$22,684	$22,964	$27,086
05/23	$23,142	$23,071	$28,321
06/23	$24,834	$24,629	$30,258
07/23	$25,552	$25,476	$31,277
08/23	$25,653	$25,031	$30,996
09/23	$24,193	$23,854	$29,310
10/23	$24,178	$23,278	$28,893
11/23	$27,306	$25,452	$32,043
12/23	$28,439	$26,708	$33,462
01/24	$29,176	$27,081	$34,296
02/24	$30,655	$28,543	$36,636
03/24	$31,267	$29,458	$37,281
04/24	$29,933	$28,205	$35,700
05/24	$30,921	$29,533	$37,837
06/24	$32,101	$30,510	$40,388
07/24	$32,318	$30,954	$39,701
08/24	$32,925	$31,688	$40,528
09/24	$33,480	$32,366	$41,677
10/24	$33,031	$32,139	$41,539
11/24	$35,451	$34,209	$44,233
12/24	$34,530	$33,255	$44,623
01/25	$36,125	$34,313	$45,506
02/25	$34,901	$33,713	$43,871
03/25	$33,041	$31,762	$40,175
04/25	$33,759	$31,573	$40,887
05/25	$35,961	$33,589	$44,505
06/25	$37,798	$35,290	$47,342
07/25	$39,287	$36,074	$49,129
08/25	$39,195	$36,833	$49,679
09/25	$40,159	$38,110	$52,318
10/25	$40,554	$38,932	$54,218
11/25	$39,798	$39,027	$53,236
12/25	$39,287	$39,030	$52,906
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	13.78	10.47	14.66
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,954,197,683
Total number of portfolio holdings	44
Management services fees (represents 0.68% of Fund average net assets)	$13,559,759
Portfolio turnover for the reporting period	44%

CTIVP® – Principal Large Cap Growth Fund | Class 1 | ASR7032_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Software	20.2%
Semiconductors & Semiconductor Equipment	18.4%
Technology Hardware, Storage & Peripherals	7.7%
Other	0.6%

Top Holdings

NVIDIA Corp.	12.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.7%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	5.2%
TransDigm Group, Inc.	4.5%
Brookfield Corp.	3.7%
Cadence Design Systems, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Alphabet, Inc., Class A	3.5%

Equity Sector Allocation

Information Technology	46.9%
Financials	12.8%
Communication Services	11.7%
Consumer Discretionary	11.5%
Industrials	7.1%
Health Care	5.5%
Materials	2.2%
Real Estate	1.3%
Consumer Staples	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 1, 2025, the Fund's name changed from CTIVP® – Principal Blue Chip Growth Fund to CTIVP® – Principal Large Cap Growth Fund as announced in its prospectus dated May 1, 2025. On May 1, 2025, the Fund revised its Principal Investment Strategies and added an 80% investment policy related to its strategy of investing in securities of large capitalization companies.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Principal Large Cap Growth Fund | Class 1 | ASR7032_01_12_D01_(02/26) |

CTIVP® – Principal Large Cap Growth Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Principal Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$101	0.95%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the financials, consumer discretionary and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the consumer staples and energy sectors, and an overweight to the industrials sector, positively impacted the Fund’s relative performance.

Individual holdings | Relative underweights to Apple, a diversified electronic products provider; Microsoft, a software, services and devices provider; and Tesla, an electric vehicle and energy generation and storage company, contributed to the Fund’s relative performance. Positions in Visa, a global payments services company; and Netflix, an entertainment services provider, were also among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors, and overweights to the financials and materials sectors detracted from relative performance.

Individual holdings | Positions in Copart, an online vehicle auction and remarketing services company; Oracle, a corporate packaged software company; Roper Technologies, a diversified packaged software company; ServiceNow, a workflow automation platform provider; and KKR & Co., a provider of alternative asset management and capital market solutions, were among the top detractors from the Fund’s relative performance.

CTIVP® – Principal Large Cap Growth Fund | Class 2 | ASR7032_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Principal Large Cap Growth Fund Class 2 ($38,333)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,433	$9,462	$9,442
02/16	$9,296	$9,459	$9,438
03/16	$9,927	$10,117	$10,074
04/16	$10,020	$10,172	$9,982
05/16	$10,313	$10,351	$10,176
06/16	$10,215	$10,374	$10,136
07/16	$10,846	$10,769	$10,615
08/16	$10,968	$10,783	$10,562
09/16	$11,070	$10,792	$10,600
10/16	$10,743	$10,582	$10,351
11/16	$10,562	$10,999	$10,577
12/16	$10,557	$11,205	$10,708
01/17	$10,890	$11,431	$11,068
02/17	$11,281	$11,873	$11,528
03/17	$11,476	$11,881	$11,662
04/17	$11,774	$12,006	$11,928
05/17	$12,292	$12,160	$12,238
06/17	$12,414	$12,244	$12,206
07/17	$12,805	$12,487	$12,531
08/17	$13,055	$12,526	$12,760
09/17	$13,192	$12,793	$12,926
10/17	$13,627	$13,086	$13,427
11/17	$13,998	$13,485	$13,835
12/17	$14,008	$13,636	$13,943
01/18	$15,196	$14,384	$14,930
02/18	$14,599	$13,856	$14,539
03/18	$14,115	$13,541	$14,140
04/18	$14,018	$13,587	$14,189
05/18	$14,501	$13,934	$14,811
06/18	$14,487	$14,024	$14,954
07/18	$14,956	$14,508	$15,393
08/18	$15,503	$15,008	$16,235
09/18	$15,469	$15,065	$16,325
10/18	$14,164	$13,999	$14,865
11/18	$14,819	$14,284	$15,023
12/18	$13,636	$12,983	$13,732
01/19	$14,800	$14,071	$14,966
02/19	$15,391	$14,548	$15,501
03/19	$15,816	$14,801	$15,943
04/19	$16,672	$15,399	$16,663
05/19	$15,440	$14,417	$15,610
06/19	$16,608	$15,430	$16,682
07/19	$16,789	$15,669	$17,059
08/19	$16,447	$15,382	$16,928
09/19	$16,339	$15,649	$16,930
10/19	$16,628	$15,980	$17,408
11/19	$17,410	$16,584	$18,180
12/19	$17,923	$17,063	$18,729
01/20	$18,060	$17,082	$19,147
02/20	$17,155	$15,686	$17,843
03/20	$15,865	$13,613	$16,088
04/20	$17,781	$15,412	$18,468
05/20	$18,964	$16,225	$19,708
06/20	$19,663	$16,584	$20,567
07/20	$20,640	$17,555	$22,149
08/20	$22,722	$18,843	$24,434
09/20	$21,725	$18,155	$23,285
10/20	$21,163	$17,717	$22,494
11/20	$22,923	$19,803	$24,797
12/20	$23,588	$20,640	$25,938
01/21	$23,060	$20,470	$25,746
02/21	$23,617	$21,064	$25,740
03/21	$24,282	$21,861	$26,182
04/21	$25,611	$23,037	$27,963
05/21	$25,777	$23,147	$27,577
06/21	$26,784	$23,727	$29,307
07/21	$27,341	$24,220	$30,273
08/21	$28,030	$24,921	$31,404
09/21	$26,193	$23,776	$29,646
10/21	$27,698	$25,426	$32,213
11/21	$27,253	$25,085	$32,410
12/21	$27,898	$26,101	$33,096
01/22	$26,178	$24,629	$30,255
02/22	$24,966	$23,953	$28,970
03/22	$25,723	$24,762	$30,103
04/22	$22,038	$22,554	$26,468
05/22	$21,916	$22,520	$25,853
06/22	$20,152	$20,634	$23,805
07/22	$22,542	$22,556	$26,662
08/22	$21,325	$21,690	$25,420
09/22	$18,959	$19,683	$22,949
10/22	$20,049	$21,261	$24,290
11/22	$21,383	$22,412	$25,397
12/22	$20,034	$21,108	$23,453
01/23	$21,760	$22,524	$25,407
02/23	$20,934	$21,988	$25,106
03/23	$21,799	$22,683	$26,822
04/23	$22,283	$22,964	$27,086
05/23	$22,722	$23,071	$28,321
06/23	$24,384	$24,629	$30,258
07/23	$25,083	$25,476	$31,277
08/23	$25,176	$25,031	$30,996
09/23	$23,739	$23,854	$29,310
10/23	$23,719	$23,278	$28,893
11/23	$26,784	$25,452	$32,043
12/23	$27,889	$26,708	$33,462
01/24	$28,602	$27,081	$34,296
02/24	$30,049	$28,543	$36,636
03/24	$30,645	$29,458	$37,281
04/24	$29,326	$28,205	$35,700
05/24	$30,288	$29,533	$37,837
06/24	$31,437	$30,510	$40,388
07/24	$31,647	$30,954	$39,701
08/24	$32,229	$31,688	$40,528
09/24	$32,766	$32,366	$41,677
10/24	$32,327	$32,139	$41,539
11/24	$34,687	$34,209	$44,233
12/24	$33,778	$33,255	$44,623
01/25	$35,328	$34,313	$45,506
02/25	$34,125	$33,713	$43,871
03/25	$32,302	$31,762	$40,175
04/25	$32,991	$31,573	$40,887
05/25	$35,142	$33,589	$44,505
06/25	$36,926	$35,290	$47,342
07/25	$38,372	$36,074	$49,129
08/25	$38,280	$36,833	$49,679
09/25	$39,208	$38,110	$52,318
10/25	$39,585	$38,932	$54,218
11/25	$38,837	$39,027	$53,236
12/25	$38,333	$39,030	$52,906
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	13.49	10.20	14.38
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,954,197,683
Total number of portfolio holdings	44
Management services fees (represents 0.68% of Fund average net assets)	$13,559,759
Portfolio turnover for the reporting period	44%

CTIVP® – Principal Large Cap Growth Fund | Class 2 | ASR7032_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Software	20.2%
Semiconductors & Semiconductor Equipment	18.4%
Technology Hardware, Storage & Peripherals	7.7%
Other	0.6%

Top Holdings

NVIDIA Corp.	12.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.7%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	5.2%
TransDigm Group, Inc.	4.5%
Brookfield Corp.	3.7%
Cadence Design Systems, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Alphabet, Inc., Class A	3.5%

Equity Sector Allocation

Information Technology	46.9%
Financials	12.8%
Communication Services	11.7%
Consumer Discretionary	11.5%
Industrials	7.1%
Health Care	5.5%
Materials	2.2%
Real Estate	1.3%
Consumer Staples	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On June 1, 2025, the Fund's name changed from CTIVP® – Principal Blue Chip Growth Fund to CTIVP® – Principal Large Cap Growth Fund as announced in its prospectus dated May 1, 2025. On May 1, 2025, the Fund revised its Principal Investment Strategies and added an 80% investment policy related to its strategy of investing in securities of large capitalization companies.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Principal Large Cap Growth Fund | Class 2 | ASR7032_02_12_D01_(02/26) |

CTIVP® – T. Rowe Price Large Cap Value Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$73	0.69%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the information technology, financials and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweight allocations to the consumer discretionary and real estate sectors positively impacted relative performance.

Individual holdings | Positions in Micron Technology, a provider of memory and storage solutions; GE Aerospace, a diversified aircraft company; L3Harris Technologies, a defense and commercial technologies provider; Citigroup, a diversified financial products and services company; and CVS Health, a provider of health care services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the health care, materials, consumer staples and real estate sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Holding cash, an underweight to the communication services sector and overweights to the consumer staples, energy and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kenvue, a consumer health company; Zimmer Biomet, a designer and manufacturer of orthopedic reconstructive products; International Paper, a packaging and pulp products producer; and Fortive, a diversified electronic equipment and instruments company, were among the top detractors from the Fund’s relative performance. Not holding JPMorgan Chase also detracted from relative performance.

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 1 | ASR7036_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – T. Rowe Price Large Cap Value Fund Class 1 ($25,728)	Russell 1000® Index ($39,030)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,592	$9,462	$9,483
02/16	$9,668	$9,459	$9,481
03/16	$10,338	$10,117	$10,164
04/16	$10,495	$10,172	$10,377
05/16	$10,565	$10,351	$10,539
06/16	$10,490	$10,374	$10,630
07/16	$10,752	$10,769	$10,938
08/16	$10,793	$10,783	$11,023
09/16	$10,723	$10,792	$11,000
10/16	$10,670	$10,582	$10,829
11/16	$11,270	$10,999	$11,448
12/16	$11,434	$11,205	$11,734
01/17	$11,492	$11,431	$11,818
02/17	$11,917	$11,873	$12,242
03/17	$11,882	$11,881	$12,118
04/17	$11,911	$12,006	$12,095
05/17	$11,958	$12,160	$12,083
06/17	$12,185	$12,244	$12,281
07/17	$12,378	$12,487	$12,444
08/17	$12,249	$12,526	$12,299
09/17	$12,611	$12,793	$12,663
10/17	$12,756	$13,086	$12,755
11/17	$13,217	$13,485	$13,146
12/17	$13,293	$13,636	$13,337
01/18	$13,928	$14,384	$13,853
02/18	$13,263	$13,856	$13,192
03/18	$12,925	$13,541	$12,960
04/18	$13,013	$13,587	$13,002
05/18	$13,059	$13,934	$13,080
06/18	$13,170	$14,024	$13,112
07/18	$13,648	$14,508	$13,631
08/18	$13,765	$15,008	$13,832
09/18	$13,724	$15,065	$13,860
10/18	$12,966	$13,999	$13,142
11/18	$13,351	$14,284	$13,534
12/18	$12,057	$12,983	$12,235
01/19	$12,925	$14,071	$13,187
02/19	$13,316	$14,548	$13,608
03/19	$13,415	$14,801	$13,695
04/19	$14,033	$15,399	$14,181
05/19	$13,147	$14,417	$13,269
06/19	$13,992	$15,430	$14,221
07/19	$14,120	$15,669	$14,339
08/19	$13,794	$15,382	$13,918
09/19	$14,295	$15,649	$14,414
10/19	$14,365	$15,980	$14,616
11/19	$14,860	$16,584	$15,068
12/19	$15,262	$17,063	$15,482
01/20	$14,831	$17,082	$15,149
02/20	$13,287	$15,686	$13,682
03/20	$10,880	$13,613	$11,344
04/20	$11,923	$15,412	$12,619
05/20	$12,314	$16,225	$13,051
06/20	$12,448	$16,584	$12,965
07/20	$12,984	$17,555	$13,477
08/20	$13,427	$18,843	$14,035
09/20	$12,990	$18,155	$13,690
10/20	$12,995	$17,717	$13,510
11/20	$15,017	$19,803	$15,327
12/20	$15,670	$20,640	$15,915
01/21	$15,600	$20,470	$15,769
02/21	$16,678	$21,064	$16,722
03/21	$17,617	$21,861	$17,706
04/21	$18,339	$23,037	$18,414
05/21	$18,788	$23,147	$18,844
06/21	$18,432	$23,727	$18,628
07/21	$18,368	$24,220	$18,777
08/21	$18,893	$24,921	$19,150
09/21	$18,368	$23,776	$18,483
10/21	$19,213	$25,426	$19,422
11/21	$18,508	$25,085	$18,737
12/21	$19,633	$26,101	$19,919
01/22	$19,650	$24,629	$19,455
02/22	$19,487	$23,953	$19,229
03/22	$19,767	$24,762	$19,772
04/22	$18,741	$22,554	$18,657
05/22	$19,254	$22,520	$19,020
06/22	$17,663	$20,634	$17,358
07/22	$18,700	$22,556	$18,509
08/22	$18,316	$21,690	$17,957
09/22	$16,649	$19,683	$16,383
10/22	$18,258	$21,261	$18,063
11/22	$19,406	$22,412	$19,191
12/22	$18,660	$21,108	$18,418
01/23	$19,668	$22,524	$19,372
02/23	$18,875	$21,988	$18,689
03/23	$18,368	$22,683	$18,603
04/23	$18,852	$22,964	$18,883
05/23	$17,786	$23,071	$18,155
06/23	$18,963	$24,629	$19,361
07/23	$19,726	$25,476	$20,042
08/23	$18,986	$25,031	$19,501
09/23	$18,374	$23,854	$18,748
10/23	$18,007	$23,278	$18,087
11/23	$19,382	$25,452	$19,451
12/23	$20,449	$26,708	$20,529
01/24	$20,414	$27,081	$20,550
02/24	$21,142	$28,543	$21,308
03/24	$22,331	$29,458	$22,373
04/24	$21,614	$28,205	$21,418
05/24	$22,424	$29,533	$22,097
06/24	$22,174	$30,510	$21,889
07/24	$22,943	$30,954	$23,008
08/24	$23,456	$31,688	$23,625
09/24	$23,660	$32,366	$23,953
10/24	$23,386	$32,139	$23,689
11/24	$24,650	$34,209	$25,202
12/24	$22,890	$33,255	$23,478
01/25	$23,951	$34,313	$24,565
02/25	$24,167	$33,713	$24,665
03/25	$23,695	$31,762	$23,980
04/25	$22,389	$31,573	$23,249
05/25	$23,164	$33,589	$24,065
06/25	$23,712	$35,290	$24,888
07/25	$23,561	$36,074	$25,031
08/25	$24,481	$36,833	$25,829
09/25	$24,645	$38,110	$26,215
10/25	$24,709	$38,932	$26,330
11/25	$25,198	$39,027	$27,030
12/25	$25,728	$39,030	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	12.40	10.43	9.91
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,072,858,190
Total number of portfolio holdings	81
Management services fees (represents 0.68% of Fund average net assets)	$13,806,059
Portfolio turnover for the reporting period	43%

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 1 | ASR7036_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	22.0%
Industrials	13.6%
Health Care	13.4%
Information Technology	12.2%
Energy	7.7%
Communication Services	7.7%
Consumer Staples	6.7%
Utilities	4.7%
Consumer Discretionary	4.6%
Materials	3.6%
Other	3.4%

Top Holdings

Alphabet, Inc., Class C	4.5%
Charles Schwab Corp. (The)	3.0%
Bank of America Corp.	3.0%
ConocoPhillips Co.	2.5%
Elevance Health, Inc.	2.4%
Chubb Ltd.	2.4%
CSX Corp.	2.3%
Amazon.com, Inc.	2.2%
Procter & Gamble Co. (The)	2.2%
MetLife, Inc.	2.0%

Asset Categories

Common Stocks	99.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 1 | ASR7036_01_12_D01_(02/26) |

CTIVP® – T. Rowe Price Large Cap Value Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$100	0.94%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the information technology, financials and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweight allocations to the consumer discretionary and real estate sectors positively impacted relative performance.

Individual holdings | Positions in Micron Technology, a provider of memory and storage solutions; GE Aerospace, a diversified aircraft company; L3Harris Technologies, a defense and commercial technologies provider; Citigroup, a diversified financial products and services company; and CVS Health, a provider of health care services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the health care, materials, consumer staples and real estate sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Holding cash, an underweight to the communication services sector and overweights to the consumer staples, energy and health care sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kenvue, a consumer health company; Zimmer Biomet, a designer and manufacturer of orthopedic reconstructive products; International Paper, a packaging and pulp products producer; and Fortive, a diversified electronic equipment and instruments company, were among the top detractors from the Fund’s relative performance. Not holding JPMorgan Chase also detracted from relative performance.

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 2 | ASR7036_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – T. Rowe Price Large Cap Value Fund Class 2 ($25,095)	Russell 1000® Index ($39,030)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,592	$9,462	$9,483
02/16	$9,669	$9,459	$9,481
03/16	$10,331	$10,117	$10,164
04/16	$10,485	$10,172	$10,377
05/16	$10,556	$10,351	$10,539
06/16	$10,479	$10,374	$10,630
07/16	$10,733	$10,769	$10,938
08/16	$10,774	$10,783	$11,023
09/16	$10,703	$10,792	$11,000
10/16	$10,650	$10,582	$10,829
11/16	$11,247	$10,999	$11,448
12/16	$11,407	$11,205	$11,734
01/17	$11,466	$11,431	$11,818
02/17	$11,879	$11,873	$12,242
03/17	$11,844	$11,881	$12,118
04/17	$11,868	$12,006	$12,095
05/17	$11,915	$12,160	$12,083
06/17	$12,139	$12,244	$12,281
07/17	$12,329	$12,487	$12,444
08/17	$12,199	$12,526	$12,299
09/17	$12,553	$12,793	$12,663
10/17	$12,701	$13,086	$12,755
11/17	$13,150	$13,485	$13,146
12/17	$13,227	$13,636	$13,337
01/18	$13,853	$14,384	$13,853
02/18	$13,191	$13,856	$13,192
03/18	$12,855	$13,541	$12,960
04/18	$12,937	$13,587	$13,002
05/18	$12,979	$13,934	$13,080
06/18	$13,091	$14,024	$13,112
07/18	$13,564	$14,508	$13,631
08/18	$13,670	$15,008	$13,832
09/18	$13,629	$15,065	$13,860
10/18	$12,872	$13,999	$13,142
11/18	$13,257	$14,284	$13,534
12/18	$11,968	$12,983	$12,235
01/19	$12,825	$14,071	$13,187
02/19	$13,209	$14,548	$13,608
03/19	$13,310	$14,801	$13,695
04/19	$13,918	$15,399	$14,181
05/19	$13,032	$14,417	$13,269
06/19	$13,871	$15,430	$14,221
07/19	$13,995	$15,669	$14,339
08/19	$13,664	$15,382	$13,918
09/19	$14,161	$15,649	$14,414
10/19	$14,226	$15,980	$14,616
11/19	$14,716	$16,584	$15,068
12/19	$15,106	$17,063	$15,482
01/20	$14,681	$17,082	$15,149
02/20	$13,144	$15,686	$13,682
03/20	$10,768	$13,613	$11,344
04/20	$11,791	$15,412	$12,619
05/20	$12,181	$16,225	$13,051
06/20	$12,305	$16,584	$12,965
07/20	$12,837	$17,555	$13,477
08/20	$13,268	$18,843	$14,035
09/20	$12,837	$18,155	$13,690
10/20	$12,843	$17,717	$13,510
11/20	$14,835	$19,803	$15,327
12/20	$15,479	$20,640	$15,915
01/21	$15,402	$20,470	$15,769
02/21	$16,466	$21,064	$16,722
03/21	$17,382	$21,861	$17,706
04/21	$18,097	$23,037	$18,414
05/21	$18,534	$23,147	$18,844
06/21	$18,180	$23,727	$18,628
07/21	$18,115	$24,220	$18,777
08/21	$18,629	$24,921	$19,150
09/21	$18,103	$23,776	$18,483
10/21	$18,936	$25,426	$19,422
11/21	$18,233	$25,085	$18,737
12/21	$19,338	$26,101	$19,919
01/22	$19,350	$24,629	$19,455
02/22	$19,190	$23,953	$19,229
03/22	$19,456	$24,762	$19,772
04/22	$18,446	$22,554	$18,657
05/22	$18,948	$22,520	$19,020
06/22	$17,376	$20,634	$17,358
07/22	$18,392	$22,556	$18,509
08/22	$18,008	$21,690	$17,957
09/22	$16,371	$19,683	$16,383
10/22	$17,949	$21,261	$18,063
11/22	$19,072	$22,412	$19,191
12/22	$18,339	$21,108	$18,418
01/23	$19,320	$22,524	$19,372
02/23	$18,540	$21,988	$18,689
03/23	$18,038	$22,683	$18,603
04/23	$18,511	$22,964	$18,883
05/23	$17,459	$23,071	$18,155
06/23	$18,611	$24,629	$19,361
07/23	$19,356	$25,476	$20,042
08/23	$18,623	$25,031	$19,501
09/23	$18,020	$23,854	$18,748
10/23	$17,660	$23,278	$18,087
11/23	$19,001	$25,452	$19,451
12/23	$20,041	$26,708	$20,529
01/24	$20,006	$27,081	$20,550
02/24	$20,715	$28,543	$21,308
03/24	$21,874	$29,458	$22,373
04/24	$21,170	$28,205	$21,418
05/24	$21,956	$29,533	$22,097
06/24	$21,708	$30,510	$21,889
07/24	$22,453	$30,954	$23,008
08/24	$22,955	$31,688	$23,625
09/24	$23,150	$32,366	$23,953
10/24	$22,878	$32,139	$23,689
11/24	$24,108	$34,209	$25,202
12/24	$22,382	$33,255	$23,478
01/25	$23,410	$34,313	$24,565
02/25	$23,623	$33,713	$24,665
03/25	$23,156	$31,762	$23,980
04/25	$21,874	$31,573	$23,249
05/25	$22,624	$33,589	$24,065
06/25	$23,156	$35,290	$24,888
07/25	$23,002	$36,074	$25,031
08/25	$23,895	$36,833	$25,829
09/25	$24,054	$38,110	$26,215
10/25	$24,108	$38,932	$26,330
11/25	$24,580	$39,027	$27,030
12/25	$25,095	$39,030	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	12.12	10.15	9.64
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,072,858,190
Total number of portfolio holdings	81
Management services fees (represents 0.68% of Fund average net assets)	$13,806,059
Portfolio turnover for the reporting period	43%

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 2 | ASR7036_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	22.0%
Industrials	13.6%
Health Care	13.4%
Information Technology	12.2%
Energy	7.7%
Communication Services	7.7%
Consumer Staples	6.7%
Utilities	4.7%
Consumer Discretionary	4.6%
Materials	3.6%
Other	3.4%

Top Holdings

Alphabet, Inc., Class C	4.5%
Charles Schwab Corp. (The)	3.0%
Bank of America Corp.	3.0%
ConocoPhillips Co.	2.5%
Elevance Health, Inc.	2.4%
Chubb Ltd.	2.4%
CSX Corp.	2.3%
Amazon.com, Inc.	2.2%
Procter & Gamble Co. (The)	2.2%
MetLife, Inc.	2.0%

Asset Categories

Common Stocks	99.6%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – T. Rowe Price Large Cap Value Fund | Class 2 | ASR7036_02_12_D01_(02/26) |

CTIVP® – Victory Sycamore Established Value Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$83	0.82%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer staples and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the real estate, health care and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Franco-Nevada, a manager of gold-focused royalties; Expedia Group, a provider of online travel services; MKS Inc., a manufacturer of monitoring and measurement instruments ; BJ’s Wholesale Club, an operator of membership warehouse clubs; and Old Republic International, a holding company which engages in the business of insurance underwriting, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, industrials, health care, materials and financials sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An overweight to the materials sector, an underweight to the communication services sector, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; Westlake Corp., a global diversified industrial company, which engages in the manufacturing and supplying of essential products; Zebra Technologies, a manufacturer of automatic identification and data capture products; and Bath & Body Works, a specialty retailer, were top detractors from relative performance during the period. No exposure to Robinhood Markets, an online retail brokerage firm, also detracted from the Fund’s relative performance during the period.

CTIVP® – Victory Sycamore Established Value Fund | Class 1 | ASR7038_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Victory Sycamore Established Value Fund Class 1 ($27,646)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,579	$9,436	$9,447
02/16	$9,638	$9,433	$9,514
03/16	$10,410	$10,097	$10,392
04/16	$10,543	$10,159	$10,615
05/16	$10,953	$10,341	$10,789
06/16	$10,964	$10,362	$10,887
07/16	$11,283	$10,774	$11,348
08/16	$11,432	$10,801	$11,324
09/16	$11,475	$10,818	$11,372
10/16	$11,161	$10,584	$11,096
11/16	$11,975	$11,058	$11,790
12/16	$12,077	$11,274	$12,000
01/17	$12,322	$11,486	$12,202
02/17	$12,700	$11,913	$12,542
03/17	$12,700	$11,921	$12,451
04/17	$12,657	$12,047	$12,475
05/17	$12,614	$12,171	$12,436
06/17	$12,726	$12,280	$12,621
07/17	$12,961	$12,512	$12,788
08/17	$12,801	$12,536	$12,549
09/17	$13,232	$12,842	$12,892
10/17	$13,440	$13,122	$12,995
11/17	$13,850	$13,521	$13,435
12/17	$13,988	$13,656	$13,601
01/18	$14,430	$14,375	$13,913
02/18	$13,930	$13,846	$13,228
03/18	$13,845	$13,568	$13,261
04/18	$13,903	$13,619	$13,326
05/18	$14,020	$14,004	$13,471
06/18	$14,180	$14,095	$13,580
07/18	$14,707	$14,563	$13,949
08/18	$14,904	$15,074	$14,139
09/18	$14,856	$15,099	$14,027
10/18	$13,743	$13,988	$13,017
11/18	$13,999	$14,268	$13,329
12/18	$12,593	$12,940	$11,930
01/19	$13,743	$14,051	$13,158
02/19	$14,239	$14,545	$13,576
03/19	$14,286	$14,757	$13,644
04/19	$14,904	$15,346	$14,094
05/19	$13,972	$14,353	$13,189
06/19	$14,947	$15,361	$14,080
07/19	$15,101	$15,590	$14,197
08/19	$14,691	$15,272	$13,696
09/19	$15,250	$15,540	$14,252
10/19	$15,357	$15,874	$14,328
11/19	$15,756	$16,478	$14,710
12/19	$16,145	$16,954	$15,158
01/20	$15,740	$16,935	$14,863
02/20	$14,196	$15,549	$13,391
03/20	$11,432	$13,410	$10,352
04/20	$12,929	$15,187	$11,734
05/20	$13,610	$15,999	$12,278
06/20	$13,759	$16,364	$12,416
07/20	$14,217	$17,294	$13,003
08/20	$14,771	$18,546	$13,518
09/20	$14,483	$17,871	$13,211
10/20	$14,611	$17,485	$13,334
11/20	$16,661	$19,613	$15,207
12/20	$17,444	$20,495	$15,910
01/21	$17,412	$20,404	$15,874
02/21	$19,148	$21,042	$17,104
03/21	$20,341	$21,796	$17,987
04/21	$21,518	$22,919	$18,857
05/21	$21,981	$23,024	$19,229
06/21	$21,459	$23,592	$19,005
07/21	$21,810	$23,991	$19,123
08/21	$22,300	$24,675	$19,532
09/21	$21,299	$23,568	$18,813
10/21	$22,268	$25,161	$19,815
11/21	$21,528	$24,778	$19,213
12/21	$23,009	$25,754	$20,419
01/22	$22,306	$24,239	$19,547
02/22	$22,444	$23,628	$19,456
03/22	$23,099	$24,395	$20,047
04/22	$22,338	$22,206	$18,856
05/22	$22,689	$22,176	$19,218
06/22	$20,479	$20,321	$17,105
07/22	$22,215	$22,227	$18,578
08/22	$21,512	$21,397	$18,009
09/22	$19,782	$19,413	$16,262
10/22	$21,912	$21,005	$17,798
11/22	$23,221	$22,102	$18,924
12/22	$22,375	$20,808	$17,962
01/23	$23,850	$22,241	$19,413
02/23	$23,349	$21,721	$18,791
03/23	$22,737	$22,302	$18,199
04/23	$22,657	$22,539	$18,201
05/23	$21,539	$22,627	$17,393
06/23	$23,211	$24,172	$18,902
07/23	$24,111	$25,039	$19,725
08/23	$23,376	$24,555	$19,027
09/23	$22,263	$23,386	$18,059
10/23	$21,496	$22,766	$17,164
11/23	$23,232	$24,888	$18,783
12/23	$24,595	$26,209	$20,246
01/24	$24,436	$26,499	$19,883
02/24	$25,463	$27,933	$20,833
03/24	$26,837	$28,835	$21,911
04/24	$25,479	$27,566	$20,765
05/24	$26,139	$28,868	$21,510
06/24	$25,724	$29,762	$21,166
07/24	$27,119	$30,315	$22,445
08/24	$27,673	$30,975	$22,868
09/24	$28,062	$31,616	$23,299
10/24	$27,380	$31,384	$23,006
11/24	$29,004	$33,471	$24,699
12/24	$27,029	$32,448	$22,892
01/25	$28,019	$33,473	$23,697
02/25	$27,476	$32,831	$23,265
03/25	$26,416	$30,916	$22,409
04/25	$25,527	$30,709	$21,853
05/25	$26,315	$32,655	$22,806
06/25	$26,826	$34,314	$23,607
07/25	$27,231	$35,070	$24,030
08/25	$27,769	$35,881	$24,751
09/25	$27,780	$37,120	$25,066
10/25	$26,832	$37,915	$24,814
11/25	$27,721	$38,019	$25,406
12/25	$27,646	$38,012	$25,421
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	2.29	9.65	10.70
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$393,504,408
Total number of portfolio holdings	73
Management services fees (represents 0.77% of Fund average net assets)	$3,387,520
Portfolio turnover for the reporting period	58%

CTIVP® – Victory Sycamore Established Value Fund | Class 1 | ASR7038_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	18.7%
Financials	13.0%
Consumer Discretionary	11.8%
Materials	10.1%
Information Technology	9.9%
Health Care	8.2%
Consumer Staples	7.1%
Real Estate	6.5%
Energy	5.9%
Utilities	5.6%

Top Holdings

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Labcorp Holdings, Inc.	1.9%
Hologic, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Expedia Group, Inc.	1.8%
Lincoln Electric Holdings, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
Keysight Technologies, Inc.	1.8%
Hartford Insurance Group, Inc. (The)	1.8%

Asset Categories

Common Stocks	96.8%
Money Market Funds	3.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Victory Sycamore Established Value Fund | Class 1 | ASR7038_01_12_D01_(02/26) |

CTIVP® – Victory Sycamore Established Value Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$108	1.07%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer staples and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the real estate, health care and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Franco-Nevada, a manager of gold-focused royalties; Expedia Group, a provider of online travel services; MKS Inc., a manufacturer of monitoring and measurement instruments ; BJ’s Wholesale Club, an operator of membership warehouse clubs; and Old Republic International, a holding company which engages in the business of insurance underwriting, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, industrials, health care, materials and financials sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An overweight to the materials sector, an underweight to the communication services sector, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; Westlake Corp., a global diversified industrial company, which engages in the manufacturing and supplying of essential products; Zebra Technologies, a manufacturer of automatic identification and data capture products; and Bath & Body Works, a specialty retailer, were top detractors from relative performance during the period. No exposure to Robinhood Markets, an online retail brokerage firm, also detracted from the Fund’s relative performance during the period.

CTIVP® – Victory Sycamore Established Value Fund | Class 2 | ASR7038_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Victory Sycamore Established Value Fund Class 2 ($26,971)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,579	$9,436	$9,447
02/16	$9,638	$9,433	$9,514
03/16	$10,410	$10,097	$10,392
04/16	$10,535	$10,159	$10,615
05/16	$10,945	$10,341	$10,789
06/16	$10,956	$10,362	$10,887
07/16	$11,269	$10,774	$11,348
08/16	$11,420	$10,801	$11,324
09/16	$11,458	$10,818	$11,372
10/16	$11,139	$10,584	$11,096
11/16	$11,955	$11,058	$11,790
12/16	$12,052	$11,274	$12,000
01/17	$12,289	$11,486	$12,202
02/17	$12,667	$11,913	$12,542
03/17	$12,662	$11,921	$12,451
04/17	$12,619	$12,047	$12,475
05/17	$12,576	$12,171	$12,436
06/17	$12,684	$12,280	$12,621
07/17	$12,916	$12,512	$12,788
08/17	$12,748	$12,536	$12,549
09/17	$13,175	$12,842	$12,892
10/17	$13,386	$13,122	$12,995
11/17	$13,791	$13,521	$13,435
12/17	$13,925	$13,656	$13,601
01/18	$14,363	$14,375	$13,913
02/18	$13,861	$13,846	$13,228
03/18	$13,769	$13,568	$13,261
04/18	$13,828	$13,619	$13,326
05/18	$13,936	$14,004	$13,471
06/18	$14,098	$14,095	$13,580
07/18	$14,622	$14,563	$13,949
08/18	$14,806	$15,074	$14,139
09/18	$14,757	$15,099	$14,027
10/18	$13,650	$13,988	$13,017
11/18	$13,898	$14,268	$13,329
12/18	$12,505	$12,940	$11,930
01/19	$13,639	$14,051	$13,158
02/19	$14,131	$14,545	$13,576
03/19	$14,179	$14,757	$13,644
04/19	$14,789	$15,346	$14,094
05/19	$13,855	$14,353	$13,189
06/19	$14,822	$15,361	$14,080
07/19	$14,973	$15,590	$14,197
08/19	$14,563	$15,272	$13,696
09/19	$15,113	$15,540	$14,252
10/19	$15,216	$15,874	$14,328
11/19	$15,610	$16,478	$14,710
12/19	$15,988	$16,954	$15,158
01/20	$15,589	$16,935	$14,863
02/20	$14,055	$15,549	$13,391
03/20	$11,317	$13,410	$10,352
04/20	$12,792	$15,187	$11,734
05/20	$13,461	$15,999	$12,278
06/20	$13,612	$16,364	$12,416
07/20	$14,060	$17,294	$13,003
08/20	$14,606	$18,546	$13,518
09/20	$14,314	$17,871	$13,211
10/20	$14,438	$17,485	$13,334
11/20	$16,463	$19,613	$15,207
12/20	$17,235	$20,495	$15,910
01/21	$17,198	$20,404	$15,874
02/21	$18,909	$21,042	$17,104
03/21	$20,086	$21,796	$17,987
04/21	$21,242	$22,919	$18,857
05/21	$21,695	$23,024	$19,229
06/21	$21,177	$23,592	$19,005
07/21	$21,517	$23,991	$19,123
08/21	$21,992	$24,675	$19,532
09/21	$21,004	$23,568	$18,813
10/21	$21,955	$25,161	$19,815
11/21	$21,220	$24,778	$19,213
12/21	$22,673	$25,754	$20,419
01/22	$21,976	$24,239	$19,547
02/22	$22,111	$23,628	$19,456
03/22	$22,748	$24,395	$20,047
04/22	$21,998	$22,206	$18,856
05/22	$22,338	$22,176	$19,218
06/22	$20,157	$20,321	$17,105
07/22	$21,857	$22,227	$18,578
08/22	$21,166	$21,397	$18,009
09/22	$19,455	$19,413	$16,262
10/22	$21,550	$21,005	$17,798
11/22	$22,829	$22,102	$18,924
12/22	$21,992	$20,808	$17,962
01/23	$23,440	$22,241	$19,413
02/23	$22,943	$21,721	$18,791
03/23	$22,333	$22,302	$18,199
04/23	$22,257	$22,539	$18,201
05/23	$21,156	$22,627	$17,393
06/23	$22,792	$24,172	$18,902
07/23	$23,666	$25,039	$19,725
08/23	$22,943	$24,555	$19,027
09/23	$21,841	$23,386	$18,059
10/23	$21,091	$22,766	$17,164
11/23	$22,781	$24,888	$18,783
12/23	$24,120	$26,209	$20,246
01/24	$23,958	$26,499	$19,883
02/24	$24,962	$27,933	$20,833
03/24	$26,301	$28,835	$21,911
04/24	$24,962	$27,566	$20,765
05/24	$25,605	$28,868	$21,510
06/24	$25,189	$29,762	$21,166
07/24	$26,550	$30,315	$22,445
08/24	$27,095	$30,975	$22,868
09/24	$27,468	$31,616	$23,299
10/24	$26,793	$31,384	$23,006
11/24	$28,375	$33,471	$24,699
12/24	$26,442	$32,448	$22,892
01/25	$27,403	$33,473	$23,697
02/25	$26,863	$32,831	$23,265
03/25	$25,821	$30,916	$22,409
04/25	$24,946	$30,709	$21,853
05/25	$25,713	$32,655	$22,806
06/25	$26,210	$34,314	$23,607
07/25	$26,593	$35,070	$24,030
08/25	$27,117	$35,881	$24,751
09/25	$27,117	$37,120	$25,066
10/25	$26,188	$37,915	$24,814
11/25	$27,052	$38,019	$25,406
12/25	$26,971	$38,012	$25,421
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	2.00	9.37	10.43
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$393,504,408
Total number of portfolio holdings	73
Management services fees (represents 0.77% of Fund average net assets)	$3,387,520
Portfolio turnover for the reporting period	58%

CTIVP® – Victory Sycamore Established Value Fund | Class 2 | ASR7038_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	18.7%
Financials	13.0%
Consumer Discretionary	11.8%
Materials	10.1%
Information Technology	9.9%
Health Care	8.2%
Consumer Staples	7.1%
Real Estate	6.5%
Energy	5.9%
Utilities	5.6%

Top Holdings

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Labcorp Holdings, Inc.	1.9%
Hologic, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Expedia Group, Inc.	1.8%
Lincoln Electric Holdings, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
Keysight Technologies, Inc.	1.8%
Hartford Insurance Group, Inc. (The)	1.8%

Asset Categories

Common Stocks	96.8%
Money Market Funds	3.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Victory Sycamore Established Value Fund | Class 2 | ASR7038_02_12_D01_(02/26) |

CTIVP® – Victory Sycamore Established Value Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$96	0.95%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer staples and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the real estate, health care and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Franco-Nevada, a manager of gold-focused royalties; Expedia Group, a provider of online travel services; MKS Inc., a manufacturer of monitoring and measurement instruments ; BJ’s Wholesale Club, an operator of membership warehouse clubs; and Old Republic International, a holding company which engages in the business of insurance underwriting, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, industrials, health care, materials and financials sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An overweight to the materials sector, an underweight to the communication services sector, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; Westlake Corp., a global diversified industrial company, which engages in the manufacturing and supplying of essential products; Zebra Technologies, a manufacturer of automatic identification and data capture products; and Bath & Body Works, a specialty retailer, were top detractors from relative performance during the period. No exposure to Robinhood Markets, an online retail brokerage firm, also detracted from the Fund’s relative performance during the period.

CTIVP® – Victory Sycamore Established Value Fund | Class 3 | ASR7038_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Victory Sycamore Established Value Fund Class 3 ($27,304)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,577	$9,436	$9,447
02/16	$9,636	$9,433	$9,514
03/16	$10,413	$10,097	$10,392
04/16	$10,541	$10,159	$10,615
05/16	$10,949	$10,341	$10,789
06/16	$10,959	$10,362	$10,887
07/16	$11,275	$10,774	$11,348
08/16	$11,426	$10,801	$11,324
09/16	$11,463	$10,818	$11,372
10/16	$11,147	$10,584	$11,096
11/16	$11,967	$11,058	$11,790
12/16	$12,063	$11,274	$12,000
01/17	$12,304	$11,486	$12,202
02/17	$12,685	$11,913	$12,542
03/17	$12,680	$11,921	$12,451
04/17	$12,637	$12,047	$12,475
05/17	$12,594	$12,171	$12,436
06/17	$12,706	$12,280	$12,621
07/17	$12,937	$12,512	$12,788
08/17	$12,776	$12,536	$12,549
09/17	$13,205	$12,842	$12,892
10/17	$13,414	$13,122	$12,995
11/17	$13,821	$13,521	$13,435
12/17	$13,960	$13,656	$13,601
01/18	$14,400	$14,375	$13,913
02/18	$13,896	$13,846	$13,228
03/18	$13,805	$13,568	$13,261
04/18	$13,869	$13,619	$13,326
05/18	$13,976	$14,004	$13,471
06/18	$14,137	$14,095	$13,580
07/18	$14,662	$14,563	$13,949
08/18	$14,855	$15,074	$14,139
09/18	$14,807	$15,099	$14,027
10/18	$13,698	$13,988	$13,017
11/18	$13,950	$14,268	$13,329
12/18	$12,551	$12,940	$11,930
01/19	$13,692	$14,051	$13,158
02/19	$14,185	$14,545	$13,576
03/19	$14,234	$14,757	$13,644
04/19	$14,845	$15,346	$14,094
05/19	$13,912	$14,353	$13,189
06/19	$14,887	$15,361	$14,080
07/19	$15,038	$15,590	$14,197
08/19	$14,625	$15,272	$13,696
09/19	$15,182	$15,540	$14,252
10/19	$15,284	$15,874	$14,328
11/19	$15,686	$16,478	$14,710
12/19	$16,066	$16,954	$15,158
01/20	$15,665	$16,935	$14,863
02/20	$14,126	$15,549	$13,391
03/20	$11,377	$13,410	$10,352
04/20	$12,862	$15,187	$11,734
05/20	$13,537	$15,999	$12,278
06/20	$13,687	$16,364	$12,416
07/20	$14,137	$17,294	$13,003
08/20	$14,689	$18,546	$13,518
09/20	$14,400	$17,871	$13,211
10/20	$14,523	$17,485	$13,334
11/20	$16,559	$19,613	$15,207
12/20	$17,337	$20,495	$15,910
01/21	$17,304	$20,404	$15,874
02/21	$19,030	$21,042	$17,104
03/21	$20,214	$21,796	$17,987
04/21	$21,377	$22,919	$18,857
05/21	$21,838	$23,024	$19,229
06/21	$21,318	$23,592	$19,005
07/21	$21,661	$23,991	$19,123
08/21	$22,144	$24,675	$19,532
09/21	$21,152	$23,568	$18,813
10/21	$22,111	$25,161	$19,815
11/21	$21,372	$24,778	$19,213
12/21	$22,840	$25,754	$20,419
01/22	$22,138	$24,239	$19,547
02/22	$22,278	$23,628	$19,456
03/22	$22,926	$24,395	$20,047
04/22	$22,165	$22,206	$18,856
05/22	$22,513	$22,176	$19,218
06/22	$20,316	$20,321	$17,105
07/22	$22,036	$22,227	$18,578
08/22	$21,340	$21,397	$18,009
09/22	$19,620	$19,413	$16,262
10/22	$21,731	$21,005	$17,798
11/22	$23,023	$22,102	$18,924
12/22	$22,181	$20,808	$17,962
01/23	$23,644	$22,241	$19,413
02/23	$23,146	$21,721	$18,791
03/23	$22,535	$22,302	$18,199
04/23	$22,454	$22,539	$18,201
05/23	$21,345	$22,627	$17,393
06/23	$23,001	$24,172	$18,902
07/23	$23,891	$25,039	$19,725
08/23	$23,156	$24,555	$19,027
09/23	$22,053	$23,386	$18,059
10/23	$21,292	$22,766	$17,164
11/23	$23,006	$24,888	$18,783
12/23	$24,357	$26,209	$20,246
01/24	$24,196	$26,499	$19,883
02/24	$25,209	$27,933	$20,833
03/24	$26,565	$28,835	$21,911
04/24	$25,220	$27,566	$20,765
05/24	$25,868	$28,868	$21,510
06/24	$25,456	$29,762	$21,166
07/24	$26,833	$30,315	$22,445
08/24	$27,385	$30,975	$22,868
09/24	$27,765	$31,616	$23,299
10/24	$27,085	$31,384	$23,006
11/24	$28,687	$33,471	$24,699
12/24	$26,736	$32,448	$22,892
01/25	$27,712	$33,473	$23,697
02/25	$27,170	$32,831	$23,265
03/25	$26,115	$30,916	$22,409
04/25	$25,236	$30,709	$21,853
05/25	$26,008	$32,655	$22,806
06/25	$26,517	$34,314	$23,607
07/25	$26,908	$35,070	$24,030
08/25	$27,444	$35,881	$24,751
09/25	$27,449	$37,120	$25,066
10/25	$26,511	$37,915	$24,814
11/25	$27,385	$38,019	$25,406
12/25	$27,304	$38,012	$25,421
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	2.12	9.51	10.57
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$393,504,408
Total number of portfolio holdings	73
Management services fees (represents 0.77% of Fund average net assets)	$3,387,520
Portfolio turnover for the reporting period	58%

CTIVP® – Victory Sycamore Established Value Fund | Class 3 | ASR7038_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	18.7%
Financials	13.0%
Consumer Discretionary	11.8%
Materials	10.1%
Information Technology	9.9%
Health Care	8.2%
Consumer Staples	7.1%
Real Estate	6.5%
Energy	5.9%
Utilities	5.6%

Top Holdings

Alliant Energy Corp.	2.4%
Packaging Corp. of America	2.1%
Labcorp Holdings, Inc.	1.9%
Hologic, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Expedia Group, Inc.	1.8%
Lincoln Electric Holdings, Inc.	1.8%
Lamar Advertising Co., Class A	1.8%
Keysight Technologies, Inc.	1.8%
Hartford Insurance Group, Inc. (The)	1.8%

Asset Categories

Common Stocks	96.8%
Money Market Funds	3.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Victory Sycamore Established Value Fund | Class 3 | ASR7038_03_12_D01_(02/26) |

CTIVP® – Wellington Large Cap Value Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$67	0.61%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the communication services, health care, financials, consumer discretionary and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweights to the information technology and utilities sectors and underweights to the consumer staples and consumer discretionary sectors positively impacted relative performance.

Individual holdings | Positions in Alphabet, a diversified internet technology company; Progressive, a provider of personal and commercial insurance; Micron Technologies, a provider of memory and storage solutions; Cigna, a global health services company; and McKesson, a health care services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, consumer staples and energy sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the industrials and communication services sectors, as well as holding cash, detracted from relative performance.

Individual holdings | Fund positions in Philip Morris, a tobacco and smoke-free products provider; Unilever, a consumer goods provider; Roper Technology, a diversified packaged software company; Intercontinental Exchange, a provider of financial market infrastructure, data services and technology solutions; and Keurig Dr Pepper, a non-alcoholic beverages company, were among the top detractors from the Fund’s relative performance.

CTIVP® – Wellington Large Cap Value Fund | Class 1 | ASR7034_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Wellington Large Cap Value Fund Class 1 ($27,663)	Russell 1000® Index ($39,030)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,592	$9,462	$9,483
02/16	$9,608	$9,459	$9,481
03/16	$10,220	$10,117	$10,164
04/16	$10,473	$10,172	$10,377
05/16	$10,650	$10,351	$10,539
06/16	$10,672	$10,374	$10,630
07/16	$10,994	$10,769	$10,938
08/16	$11,059	$10,783	$11,023
09/16	$10,919	$10,792	$11,000
10/16	$10,715	$10,582	$10,829
11/16	$11,231	$10,999	$11,448
12/16	$11,402	$11,205	$11,734
01/17	$11,537	$11,431	$11,818
02/17	$11,999	$11,873	$12,242
03/17	$11,945	$11,881	$12,118
04/17	$11,988	$12,006	$12,095
05/17	$12,149	$12,160	$12,083
06/17	$12,434	$12,244	$12,281
07/17	$12,499	$12,487	$12,444
08/17	$12,418	$12,526	$12,299
09/17	$12,773	$12,793	$12,663
10/17	$12,929	$13,086	$12,755
11/17	$13,251	$13,485	$13,146
12/17	$13,412	$13,636	$13,337
01/18	$14,046	$14,384	$13,853
02/18	$13,375	$13,856	$13,192
03/18	$12,998	$13,541	$12,960
04/18	$12,880	$13,587	$13,002
05/18	$12,875	$13,934	$13,080
06/18	$12,918	$14,024	$13,112
07/18	$13,563	$14,508	$13,631
08/18	$13,611	$15,008	$13,832
09/18	$13,654	$15,065	$13,860
10/18	$12,982	$13,999	$13,142
11/18	$13,434	$14,284	$13,534
12/18	$12,069	$12,983	$12,235
01/19	$13,025	$14,071	$13,187
02/19	$13,509	$14,548	$13,608
03/19	$13,616	$14,801	$13,695
04/19	$14,186	$15,399	$14,181
05/19	$13,423	$14,417	$13,269
06/19	$14,299	$15,430	$14,221
07/19	$14,567	$15,669	$14,339
08/19	$14,288	$15,382	$13,918
09/19	$14,637	$15,649	$14,414
10/19	$14,761	$15,980	$14,616
11/19	$15,245	$16,584	$15,068
12/19	$15,669	$17,063	$15,482
01/20	$15,416	$17,082	$15,149
02/20	$13,976	$15,686	$13,682
03/20	$11,897	$13,613	$11,344
04/20	$13,197	$15,412	$12,619
05/20	$13,702	$16,225	$13,051
06/20	$13,622	$16,584	$12,965
07/20	$14,159	$17,555	$13,477
08/20	$14,686	$18,843	$14,035
09/20	$14,417	$18,155	$13,690
10/20	$14,132	$17,717	$13,510
11/20	$15,776	$19,803	$15,327
12/20	$16,228	$20,640	$15,915
01/21	$15,932	$20,470	$15,769
02/21	$16,556	$21,064	$16,722
03/21	$17,636	$21,861	$17,706
04/21	$18,420	$23,037	$18,414
05/21	$18,888	$23,147	$18,844
06/21	$18,635	$23,727	$18,628
07/21	$19,076	$24,220	$18,777
08/21	$19,554	$24,921	$19,150
09/21	$18,753	$23,776	$18,483
10/21	$19,807	$25,426	$19,422
11/21	$19,210	$25,085	$18,737
12/21	$20,355	$26,101	$19,919
01/22	$19,667	$24,629	$19,455
02/22	$19,119	$23,953	$19,229
03/22	$19,602	$24,762	$19,772
04/22	$18,544	$22,554	$18,657
05/22	$19,103	$22,520	$19,020
06/22	$17,652	$20,634	$17,358
07/22	$18,775	$22,556	$18,509
08/22	$18,281	$21,690	$17,957
09/22	$16,840	$19,683	$16,383
10/22	$18,495	$21,261	$18,063
11/22	$19,753	$22,412	$19,191
12/22	$19,113	$21,108	$18,418
01/23	$19,683	$22,524	$19,372
02/23	$18,909	$21,988	$18,689
03/23	$18,845	$22,683	$18,603
04/23	$19,173	$22,964	$18,883
05/23	$18,409	$23,071	$18,155
06/23	$19,506	$24,629	$19,361
07/23	$20,011	$25,476	$20,042
08/23	$19,570	$25,031	$19,501
09/23	$18,872	$23,854	$18,748
10/23	$18,517	$23,278	$18,087
11/23	$19,715	$25,452	$19,451
12/23	$20,650	$26,708	$20,529
01/24	$20,768	$27,081	$20,550
02/24	$21,494	$28,543	$21,308
03/24	$22,461	$29,458	$22,373
04/24	$21,612	$28,205	$21,418
05/24	$22,241	$29,533	$22,097
06/24	$21,983	$30,510	$21,889
07/24	$23,138	$30,954	$23,008
08/24	$23,880	$31,688	$23,625
09/24	$23,821	$32,366	$23,953
10/24	$23,498	$32,139	$23,689
11/24	$24,637	$34,209	$25,202
12/24	$23,068	$33,255	$23,478
01/25	$24,025	$34,313	$24,565
02/25	$24,481	$33,713	$24,665
03/25	$23,971	$31,762	$23,980
04/25	$23,337	$31,573	$23,249
05/25	$24,089	$33,589	$24,065
06/25	$24,944	$35,290	$24,888
07/25	$24,621	$36,074	$25,031
08/25	$25,572	$36,833	$25,829
09/25	$26,239	$38,110	$26,215
10/25	$26,695	$38,932	$26,330
11/25	$27,378	$39,027	$27,030
12/25	$27,663	$39,030	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	19.92	11.26	10.71
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,029,534,807
Total number of portfolio holdings	70
Management services fees (represents 0.71% of Fund average net assets)	$7,174,242
Portfolio turnover for the reporting period	119%

CTIVP® – Wellington Large Cap Value Fund | Class 1 | ASR7034_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	18.9%
Financials	18.8%
Health Care	13.4%
Industrials	11.8%
Communication Services	8.5%
Consumer Staples	6.8%
Consumer Discretionary	6.1%
Energy	5.5%
Utilities	4.4%
Real Estate	3.0%
Other	2.3%

Top Holdings

Alphabet, Inc., Class A	6.0%
Microsoft Corp.	3.7%
Cisco Systems, Inc.	2.8%
Bank of America Corp.	2.6%
QUALCOMM, Inc.	2.5%
Philip Morris International, Inc.	2.3%
NXP Semiconductors NV	2.3%
S&P Global, Inc.	2.2%
Wells Fargo & Co.	2.1%
Merck & Co., Inc.	2.1%

Asset Categories

Common Stocks	99.5%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025 (the Effective Date), the Fund changed its name from CTIVP® - MFS® Value Fund to CTIVP® - Wellington Large Cap Value Fund. Also, as of the Effective Date, Massachusetts Financial Services Company no longer serves as subadviser to the Fund and Wellington Management Company LLP (Wellington) assumed day-to-day management of the Fund’s portfolio. Accordingly, on the Effective Date, the Fund’s principal investment strategies and principal risks were revised to reflect Wellington’s investment strategy and process.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Wellington Large Cap Value Fund | Class 1 | ASR7034_01_12_D01_(02/26) |

CTIVP® – Wellington Large Cap Value Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Wellington Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$94	0.86%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the communication services, health care, financials, consumer discretionary and industrials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweights to the information technology and utilities sectors and underweights to the consumer staples and consumer discretionary sectors positively impacted relative performance.

Individual holdings | Positions in Alphabet, a diversified internet technology company; Progressive, a provider of personal and commercial insurance; Micron Technologies, a provider of memory and storage solutions; Cigna, a global health services company; and McKesson, a health care services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, consumer staples and energy sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the industrials and communication services sectors, as well as holding cash, detracted from relative performance.

Individual holdings | Fund positions in Philip Morris, a tobacco and smoke-free products provider; Unilever, a consumer goods provider; Roper Technology, a diversified packaged software company; Intercontinental Exchange, a provider of financial market infrastructure, data services and technology solutions; and Keurig Dr Pepper, a non-alcoholic beverages company, were among the top detractors from the Fund’s relative performance.

CTIVP® – Wellington Large Cap Value Fund | Class 2 | ASR7034_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Wellington Large Cap Value Fund Class 2 ($26,977)	Russell 1000® Index ($39,030)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,586	$9,462	$9,483
02/16	$9,602	$9,459	$9,481
03/16	$10,212	$10,117	$10,164
04/16	$10,463	$10,172	$10,377
05/16	$10,637	$10,351	$10,539
06/16	$10,659	$10,374	$10,630
07/16	$10,975	$10,769	$10,938
08/16	$11,040	$10,783	$11,023
09/16	$10,899	$10,792	$11,000
10/16	$10,692	$10,582	$10,829
11/16	$11,204	$10,999	$11,448
12/16	$11,373	$11,205	$11,734
01/17	$11,503	$11,431	$11,818
02/17	$11,961	$11,873	$12,242
03/17	$11,906	$11,881	$12,118
04/17	$11,944	$12,006	$12,095
05/17	$12,108	$12,160	$12,083
06/17	$12,386	$12,244	$12,281
07/17	$12,451	$12,487	$12,444
08/17	$12,364	$12,526	$12,299
09/17	$12,718	$12,793	$12,663
10/17	$12,870	$13,086	$12,755
11/17	$13,186	$13,485	$13,146
12/17	$13,344	$13,636	$13,337
01/18	$13,976	$14,384	$13,853
02/18	$13,301	$13,856	$13,192
03/18	$12,925	$13,541	$12,960
04/18	$12,805	$13,587	$13,002
05/18	$12,800	$13,934	$13,080
06/18	$12,838	$14,024	$13,112
07/18	$13,475	$14,508	$13,631
08/18	$13,524	$15,008	$13,832
09/18	$13,557	$15,065	$13,860
10/18	$12,892	$13,999	$13,142
11/18	$13,339	$14,284	$13,534
12/18	$11,977	$12,983	$12,235
01/19	$12,925	$14,071	$13,187
02/19	$13,399	$14,548	$13,608
03/19	$13,508	$14,801	$13,695
04/19	$14,069	$15,399	$14,181
05/19	$13,312	$14,417	$13,269
06/19	$14,172	$15,430	$14,221
07/19	$14,439	$15,669	$14,339
08/19	$14,156	$15,382	$13,918
09/19	$14,504	$15,649	$14,414
10/19	$14,619	$15,980	$14,616
11/19	$15,093	$16,584	$15,068
12/19	$15,512	$17,063	$15,482
01/20	$15,256	$17,082	$15,149
02/20	$13,834	$15,686	$13,682
03/20	$11,770	$13,613	$11,344
04/20	$13,056	$15,412	$12,619
05/20	$13,551	$16,225	$13,051
06/20	$13,469	$16,584	$12,965
07/20	$13,998	$17,555	$13,477
08/20	$14,515	$18,843	$14,035
09/20	$14,243	$18,155	$13,690
10/20	$13,960	$17,717	$13,510
11/20	$15,583	$19,803	$15,327
12/20	$16,029	$20,640	$15,915
01/21	$15,730	$20,470	$15,769
02/21	$16,340	$21,064	$16,722
03/21	$17,407	$21,861	$17,706
04/21	$18,175	$23,037	$18,414
05/21	$18,633	$23,147	$18,844
06/21	$18,382	$23,727	$18,628
07/21	$18,807	$24,220	$18,777
08/21	$19,281	$24,921	$19,150
09/21	$18,486	$23,776	$18,483
10/21	$19,521	$25,426	$19,422
11/21	$18,927	$25,085	$18,737
12/21	$20,054	$26,101	$19,919
01/22	$19,368	$24,629	$19,455
02/22	$18,824	$23,953	$19,229
03/22	$19,297	$24,762	$19,772
04/22	$18,257	$22,554	$18,657
05/22	$18,802	$22,520	$19,020
06/22	$17,369	$20,634	$17,358
07/22	$18,469	$22,556	$18,509
08/22	$17,979	$21,690	$17,957
09/22	$16,558	$19,683	$16,383
10/22	$18,181	$21,261	$18,063
11/22	$19,412	$22,412	$19,191
12/22	$18,780	$21,108	$18,418
01/23	$19,336	$22,524	$19,372
02/23	$18,573	$21,988	$18,689
03/23	$18,508	$22,683	$18,603
04/23	$18,824	$22,964	$18,883
05/23	$18,072	$23,071	$18,155
06/23	$19,145	$24,629	$19,361
07/23	$19,635	$25,476	$20,042
08/23	$19,199	$25,031	$19,501
09/23	$18,513	$23,854	$18,748
10/23	$18,159	$23,278	$18,087
11/23	$19,330	$25,452	$19,451
12/23	$20,240	$26,708	$20,529
01/24	$20,354	$27,081	$20,550
02/24	$21,062	$28,543	$21,308
03/24	$22,004	$29,458	$22,373
04/24	$21,166	$28,205	$21,418
05/24	$21,781	$29,533	$22,097
06/24	$21,520	$30,510	$21,889
07/24	$22,647	$30,954	$23,008
08/24	$23,366	$31,688	$23,625
09/24	$23,306	$32,366	$23,953
10/24	$22,979	$32,139	$23,689
11/24	$24,090	$34,209	$25,202
12/24	$22,554	$33,255	$23,478
01/25	$23,480	$34,313	$24,565
02/25	$23,927	$33,713	$24,665
03/25	$23,420	$31,762	$23,980
04/25	$22,794	$31,573	$23,249
05/25	$23,529	$33,589	$24,065
06/25	$24,357	$35,290	$24,888
07/25	$24,036	$36,074	$25,031
08/25	$24,962	$36,833	$25,829
09/25	$25,610	$38,110	$26,215
10/25	$26,046	$38,932	$26,330
11/25	$26,710	$39,027	$27,030
12/25	$26,977	$39,030	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	19.61	10.97	10.43
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Value Index	15.91	11.33	10.53
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,029,534,807
Total number of portfolio holdings	70
Management services fees (represents 0.71% of Fund average net assets)	$7,174,242
Portfolio turnover for the reporting period	119%

CTIVP® – Wellington Large Cap Value Fund | Class 2 | ASR7034_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	18.9%
Financials	18.8%
Health Care	13.4%
Industrials	11.8%
Communication Services	8.5%
Consumer Staples	6.8%
Consumer Discretionary	6.1%
Energy	5.5%
Utilities	4.4%
Real Estate	3.0%
Other	2.3%

Top Holdings

Alphabet, Inc., Class A	6.0%
Microsoft Corp.	3.7%
Cisco Systems, Inc.	2.8%
Bank of America Corp.	2.6%
QUALCOMM, Inc.	2.5%
Philip Morris International, Inc.	2.3%
NXP Semiconductors NV	2.3%
S&P Global, Inc.	2.2%
Wells Fargo & Co.	2.1%
Merck & Co., Inc.	2.1%

Asset Categories

Common Stocks	99.5%
Other	0.5%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective May 1, 2025 (the Effective Date), the Fund changed its name from CTIVP® - MFS® Value Fund to CTIVP® - Wellington Large Cap Value Fund. Also, as of the Effective Date, Massachusetts Financial Services Company no longer serves as subadviser to the Fund and Wellington Management Company LLP (Wellington) assumed day-to-day management of the Fund’s portfolio. Accordingly, on the Effective Date, the Fund’s principal investment strategies and principal risks were revised to reflect Wellington’s investment strategy and process.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Wellington Large Cap Value Fund | Class 2 | ASR7034_02_12_D01_(02/26) |

CTIVP® – Westfield Mid Cap Growth Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$86	0.82%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the consumer staples sector, and overweights to the health care and materials sectors, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Tapestry, a provider of luxury accessories and lifestyle brands; Howmet Aerospace, a manufacturer of lightweight metal products; Ascendis Pharma, a biopharmaceutical company; Coherent, a manufacturer of opto-electronic devices; and MongoDB, a database platform developer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | The Fund’s cash position, an underweight to the utilities sector, and an overweight to the financials sector, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; and Atlassian, a collaboration and productivity software provider, were top detractors from the Fund’s relative performance during the period. Relative underweights to Palantir, a software platform provider; Cloudflare, an IT services provider; and no exposure to Carvana, an e-commerce platform dedicated to buying and selling used cars, also detracted from the Fund’s relative performance during the period.

CTIVP® – Westfield Mid Cap Growth Fund | Class 1 | ASR7040_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Westfield Mid Cap Growth Fund Class 1 ($31,551)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,325	$9,436	$9,243
02/16	$9,249	$9,433	$9,388
03/16	$9,929	$10,097	$10,058
04/16	$9,897	$10,159	$10,052
05/16	$10,114	$10,341	$10,217
06/16	$10,044	$10,362	$10,215
07/16	$10,424	$10,774	$10,721
08/16	$10,229	$10,801	$10,689
09/16	$10,288	$10,818	$10,684
10/16	$10,011	$10,584	$10,250
11/16	$10,337	$11,058	$10,696
12/16	$10,370	$11,274	$10,733
01/17	$10,762	$11,486	$11,091
02/17	$11,115	$11,913	$11,410
03/17	$11,235	$11,921	$11,473
04/17	$11,398	$12,047	$11,643
05/17	$11,518	$12,171	$11,921
06/17	$11,551	$12,280	$11,956
07/17	$11,692	$12,512	$12,156
08/17	$11,823	$12,536	$12,242
09/17	$12,095	$12,842	$12,588
10/17	$12,361	$13,122	$12,940
11/17	$12,688	$13,521	$13,373
12/17	$12,748	$13,656	$13,445
01/18	$13,531	$14,375	$14,206
02/18	$13,052	$13,846	$13,760
03/18	$13,177	$13,568	$13,737
04/18	$13,373	$13,619	$13,607
05/18	$13,917	$14,004	$14,116
06/18	$13,808	$14,095	$14,171
07/18	$14,244	$14,563	$14,475
08/18	$14,603	$15,074	$15,309
09/18	$14,619	$15,099	$15,244
10/18	$13,292	$13,988	$13,735
11/18	$13,596	$14,268	$14,084
12/18	$12,318	$12,940	$12,806
01/19	$13,624	$14,051	$14,278
02/19	$14,565	$14,545	$15,115
03/19	$14,935	$14,757	$15,319
04/19	$15,653	$15,346	$16,008
05/19	$14,695	$14,353	$15,087
06/19	$15,740	$15,361	$16,146
07/19	$16,099	$15,590	$16,523
08/19	$15,773	$15,272	$16,222
09/19	$15,729	$15,540	$16,038
10/19	$16,012	$15,874	$16,335
11/19	$17,002	$16,478	$17,148
12/19	$17,508	$16,954	$17,348
01/20	$17,878	$16,935	$17,511
02/20	$16,746	$15,549	$16,303
03/20	$13,662	$13,410	$13,872
04/20	$15,598	$15,187	$16,044
05/20	$17,345	$15,999	$17,656
06/20	$17,410	$16,364	$18,070
07/20	$18,466	$17,294	$19,513
08/20	$18,863	$18,546	$20,044
09/20	$18,662	$17,871	$19,763
10/20	$18,482	$17,485	$19,788
11/20	$21,159	$19,613	$22,445
12/20	$22,323	$20,495	$23,522
01/21	$21,692	$20,404	$23,444
02/21	$22,622	$21,042	$23,844
03/21	$22,263	$21,796	$23,389
04/21	$23,836	$22,919	$24,703
05/21	$23,667	$23,024	$24,326
06/21	$24,429	$23,592	$25,979
07/21	$24,886	$23,991	$26,246
08/21	$25,740	$24,675	$27,094
09/21	$24,820	$23,568	$25,781
10/21	$25,936	$25,161	$27,589
11/21	$25,277	$24,778	$26,423
12/21	$26,056	$25,754	$26,516
01/22	$23,390	$24,239	$23,094
02/22	$23,221	$23,628	$22,814
03/22	$24,037	$24,395	$23,180
04/22	$21,627	$22,206	$20,570
05/22	$20,560	$22,176	$19,774
06/22	$18,645	$20,321	$18,296
07/22	$20,609	$22,227	$20,535
08/22	$19,951	$21,397	$19,862
09/22	$18,150	$19,413	$18,176
10/22	$19,859	$21,005	$19,605
11/22	$20,528	$22,102	$20,671
12/22	$19,385	$20,808	$19,431
01/23	$21,072	$22,241	$21,126
02/23	$20,800	$21,721	$20,918
03/23	$20,979	$22,302	$21,206
04/23	$20,550	$22,539	$20,899
05/23	$20,740	$22,627	$20,912
06/23	$22,557	$24,172	$22,528
07/23	$23,101	$25,039	$23,210
08/23	$22,443	$24,555	$22,444
09/23	$21,382	$23,386	$21,351
10/23	$20,180	$22,766	$20,262
11/23	$22,552	$24,888	$22,733
12/23	$24,325	$26,209	$24,457
01/24	$24,271	$26,499	$24,325
02/24	$26,045	$27,933	$26,154
03/24	$26,806	$28,835	$26,779
04/24	$25,190	$27,566	$25,224
05/24	$24,810	$28,868	$25,493
06/24	$24,799	$29,762	$25,919
07/24	$24,663	$30,315	$26,076
08/24	$25,566	$30,975	$26,724
09/24	$26,295	$31,616	$27,614
10/24	$26,616	$31,384	$28,097
11/24	$30,305	$33,471	$31,842
12/24	$28,580	$32,448	$29,863
01/25	$30,588	$33,473	$31,768
02/25	$28,591	$32,831	$29,958
03/25	$25,816	$30,916	$27,736
04/25	$27,084	$30,709	$28,668
05/25	$29,516	$32,655	$31,416
06/25	$31,251	$34,314	$32,785
07/25	$31,893	$35,070	$33,451
08/25	$31,812	$35,881	$33,785
09/25	$32,367	$37,120	$33,696
10/25	$32,916	$37,915	$33,602
11/25	$31,790	$38,019	$32,889
12/25	$31,551	$38,012	$32,448
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	10.40	7.16	12.18
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$253,713,089
Total number of portfolio holdings	56
Management services fees (represents 0.81% of Fund average net assets)	$2,405,285
Portfolio turnover for the reporting period	80%

CTIVP® – Westfield Mid Cap Growth Fund | Class 1 | ASR7040_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.5%
Consumer Discretionary	17.5%
Information Technology	17.0%
Health Care	15.6%
Financials	12.6%
Communication Services	3.3%
Utilities	2.2%
Energy	2.0%
Materials	1.6%

Top Holdings

Vertiv Holdings Co.	5.6%
Howmet Aerospace, Inc.	5.5%
Axon Enterprise, Inc.	3.8%
Ascendis Pharma A/S ADR	3.4%
Ares Management Corp., Class A	2.7%
Tapestry, Inc.	2.6%
Royal Caribbean Cruises Ltd.	2.5%
Live Nation Entertainment, Inc.	2.5%
MSCI, Inc.	2.5%
AutoZone, Inc.	2.4%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Westfield Mid Cap Growth Fund | Class 1 | ASR7040_01_12_D01_(02/26) |

CTIVP® – Westfield Mid Cap Growth Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Westfield Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$112	1.07%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the consumer staples sector, and overweights to the health care and materials sectors, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Tapestry, a provider of luxury accessories and lifestyle brands; Howmet Aerospace, a manufacturer of lightweight metal products; Ascendis Pharma, a biopharmaceutical company; Coherent, a manufacturer of opto-electronic devices; and MongoDB, a database platform developer, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | The Fund’s cash position, an underweight to the utilities sector, and an overweight to the financials sector, detracted from relative performance during the period.

Individual holdings | Fund positions in Globant, an IT service provider; and Atlassian, a collaboration and productivity software provider, were top detractors from the Fund’s relative performance during the period. Relative underweights to Palantir, a software platform provider; Cloudflare, an IT services provider; and no exposure to Carvana, an e-commerce platform dedicated to buying and selling used cars, also detracted from the Fund’s relative performance during the period.

CTIVP® – Westfield Mid Cap Growth Fund | Class 2 | ASR7040_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Westfield Mid Cap Growth Fund Class 2 ($30,773)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,320	$9,436	$9,243
02/16	$9,243	$9,433	$9,388
03/16	$9,923	$10,097	$10,058
04/16	$9,889	$10,159	$10,052
05/16	$10,105	$10,341	$10,217
06/16	$10,028	$10,362	$10,215
07/16	$10,414	$10,774	$10,721
08/16	$10,210	$10,801	$10,689
09/16	$10,271	$10,818	$10,684
10/16	$9,994	$10,584	$10,250
11/16	$10,315	$11,058	$10,696
12/16	$10,343	$11,274	$10,733
01/17	$10,735	$11,486	$11,091
02/17	$11,083	$11,913	$11,410
03/17	$11,199	$11,921	$11,473
04/17	$11,359	$12,047	$11,643
05/17	$11,475	$12,171	$11,921
06/17	$11,508	$12,280	$11,956
07/17	$11,646	$12,512	$12,156
08/17	$11,773	$12,536	$12,242
09/17	$12,039	$12,842	$12,588
10/17	$12,304	$13,122	$12,940
11/17	$12,624	$13,521	$13,373
12/17	$12,685	$13,656	$13,445
01/18	$13,464	$14,375	$14,206
02/18	$12,983	$13,846	$13,760
03/18	$13,105	$13,568	$13,737
04/18	$13,298	$13,619	$13,607
05/18	$13,834	$14,004	$14,116
06/18	$13,724	$14,095	$14,171
07/18	$14,149	$14,563	$14,475
08/18	$14,503	$15,074	$15,309
09/18	$14,519	$15,099	$15,244
10/18	$13,199	$13,988	$13,735
11/18	$13,497	$14,268	$14,084
12/18	$12,227	$12,940	$12,806
01/19	$13,519	$14,051	$14,278
02/19	$14,448	$14,545	$15,115
03/19	$14,812	$14,757	$15,319
04/19	$15,525	$15,346	$16,008
05/19	$14,569	$14,353	$15,087
06/19	$15,602	$15,361	$16,146
07/19	$15,956	$15,590	$16,523
08/19	$15,630	$15,272	$16,222
09/19	$15,580	$15,540	$16,038
10/19	$15,862	$15,874	$16,335
11/19	$16,840	$16,478	$17,148
12/19	$17,337	$16,954	$17,348
01/20	$17,696	$16,935	$17,511
02/20	$16,575	$15,549	$16,303
03/20	$13,519	$13,410	$13,872
04/20	$15,431	$15,187	$16,044
05/20	$17,155	$15,999	$17,656
06/20	$17,221	$16,364	$18,070
07/20	$18,260	$17,294	$19,513
08/20	$18,646	$18,546	$20,044
09/20	$18,442	$17,871	$19,763
10/20	$18,265	$17,485	$19,788
11/20	$20,901	$19,613	$22,445
12/20	$22,050	$20,495	$23,522
01/21	$21,420	$20,404	$23,444
02/21	$22,331	$21,042	$23,844
03/21	$21,972	$21,796	$23,389
04/21	$23,519	$22,919	$24,703
05/21	$23,348	$23,024	$24,326
06/21	$24,094	$23,592	$25,979
07/21	$24,541	$23,991	$26,246
08/21	$25,376	$24,675	$27,094
09/21	$24,464	$23,568	$25,781
10/21	$25,564	$25,161	$27,589
11/21	$24,906	$24,778	$26,423
12/21	$25,668	$25,754	$26,516
01/22	$23,039	$24,239	$23,094
02/22	$22,867	$23,628	$22,814
03/22	$23,669	$24,395	$23,180
04/22	$21,287	$22,206	$20,570
05/22	$20,232	$22,176	$19,774
06/22	$18,343	$20,321	$18,296
07/22	$20,271	$22,227	$20,535
08/22	$19,624	$21,397	$19,862
09/22	$17,845	$19,413	$18,176
10/22	$19,519	$21,005	$19,605
11/22	$20,177	$22,102	$20,671
12/22	$19,050	$20,808	$19,431
01/23	$20,702	$22,241	$21,126
02/23	$20,431	$21,721	$20,918
03/23	$20,602	$22,302	$21,206
04/23	$20,177	$22,539	$20,899
05/23	$20,359	$22,627	$20,912
06/23	$22,138	$24,172	$22,528
07/23	$22,669	$25,039	$23,210
08/23	$22,017	$24,555	$22,444
09/23	$20,972	$23,386	$21,351
10/23	$19,790	$22,766	$20,262
11/23	$22,110	$24,888	$22,733
12/23	$23,845	$26,209	$24,457
01/24	$23,790	$26,499	$24,325
02/24	$25,519	$27,933	$26,154
03/24	$26,260	$28,835	$26,779
04/24	$24,674	$27,566	$25,224
05/24	$24,298	$28,868	$25,493
06/24	$24,276	$29,762	$25,919
07/24	$24,144	$30,315	$26,076
08/24	$25,017	$30,975	$26,724
09/24	$25,729	$31,616	$27,614
10/24	$26,033	$31,384	$28,097
11/24	$29,635	$33,471	$31,842
12/24	$27,945	$32,448	$29,863
01/25	$29,901	$33,473	$31,768
02/25	$27,945	$32,831	$29,958
03/25	$25,227	$30,916	$27,736
04/25	$26,459	$30,709	$28,668
05/25	$28,829	$32,655	$31,416
06/25	$30,519	$34,314	$32,785
07/25	$31,138	$35,070	$33,451
08/25	$31,055	$35,881	$33,785
09/25	$31,586	$37,120	$33,696
10/25	$32,116	$37,915	$33,602
11/25	$31,011	$38,019	$32,889
12/25	$30,773	$38,012	$32,448
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	10.12	6.89	11.90
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$253,713,089
Total number of portfolio holdings	56
Management services fees (represents 0.81% of Fund average net assets)	$2,405,285
Portfolio turnover for the reporting period	80%

CTIVP® – Westfield Mid Cap Growth Fund | Class 2 | ASR7040_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.5%
Consumer Discretionary	17.5%
Information Technology	17.0%
Health Care	15.6%
Financials	12.6%
Communication Services	3.3%
Utilities	2.2%
Energy	2.0%
Materials	1.6%

Top Holdings

Vertiv Holdings Co.	5.6%
Howmet Aerospace, Inc.	5.5%
Axon Enterprise, Inc.	3.8%
Ascendis Pharma A/S ADR	3.4%
Ares Management Corp., Class A	2.7%
Tapestry, Inc.	2.6%
Royal Caribbean Cruises Ltd.	2.5%
Live Nation Entertainment, Inc.	2.5%
MSCI, Inc.	2.5%
AutoZone, Inc.	2.4%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Westfield Mid Cap Growth Fund | Class 2 | ASR7040_02_12_D01_(02/26) |

CTIVP® – Westfield Select Large Cap Growth Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$75	0.69%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the consumer staples and consumer discretionary sectors and an overweight to the health care sector positively impacted the Fund’s relative performance.

Individual holdings | Positions in Ascendis Pharma, a biopharmaceutical company; GE Vernova, a provider of power industry products; Comfort Systems, a provider of mechanical and electrical contracting services; Bloom Energy, a provider of solid oxide fuel-cell based power generation platforms; and Coherent Corp., a semiconductor and semiconductor services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, consumer discretionary, materials and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Holding cash, an underweight to the information technology sector and an overweight to the materials sector detracted from relative performance.

Individual holdings | Positions in ServiceNow, a workflow automation platform provider; Salesforce, a provider of software for customer relationship management; Vertiv, a diversified provider of digital infrastructure technology and power and thermal management products; and Commvault Systems, a provider of software for data protection and information management applications, were among the top relative detractors from the Fund’s relative performance. An underweight to Palantir, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

CTIVP® – Westfield Select Large Cap Growth Fund | Class 1 | ASR7035_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Westfield Select Large Cap Growth Fund Class 1 ($34,892)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,280	$9,462	$9,442
02/16	$9,189	$9,459	$9,438
03/16	$9,839	$10,117	$10,074
04/16	$9,859	$10,172	$9,982
05/16	$9,924	$10,351	$10,176
06/16	$10,020	$10,374	$10,136
07/16	$10,519	$10,769	$10,615
08/16	$10,579	$10,783	$10,562
09/16	$10,665	$10,792	$10,600
10/16	$10,463	$10,582	$10,351
11/16	$10,469	$10,999	$10,577
12/16	$10,327	$11,205	$10,708
01/17	$10,811	$11,431	$11,068
02/17	$11,123	$11,873	$11,528
03/17	$11,300	$11,881	$11,662
04/17	$11,763	$12,006	$11,928
05/17	$12,166	$12,160	$12,238
06/17	$12,020	$12,244	$12,206
07/17	$12,358	$12,487	$12,531
08/17	$12,489	$12,526	$12,760
09/17	$12,489	$12,793	$12,926
10/17	$13,063	$13,086	$13,427
11/17	$13,486	$13,485	$13,835
12/17	$13,693	$13,636	$13,943
01/18	$14,756	$14,384	$14,930
02/18	$14,655	$13,856	$14,539
03/18	$14,322	$13,541	$14,140
04/18	$14,499	$13,587	$14,189
05/18	$15,199	$13,934	$14,811
06/18	$15,446	$14,024	$14,954
07/18	$15,451	$14,508	$15,393
08/18	$16,327	$15,008	$16,235
09/18	$16,332	$15,065	$16,325
10/18	$14,932	$13,999	$14,865
11/18	$15,169	$14,284	$15,023
12/18	$14,091	$12,983	$13,732
01/19	$15,592	$14,071	$14,966
02/19	$16,207	$14,548	$15,501
03/19	$16,690	$14,801	$15,943
04/19	$17,542	$15,399	$16,663
05/19	$16,972	$14,417	$15,610
06/19	$17,929	$15,430	$16,682
07/19	$18,186	$15,669	$17,059
08/19	$17,773	$15,382	$16,928
09/19	$17,411	$15,649	$16,930
10/19	$17,133	$15,980	$17,408
11/19	$17,945	$16,584	$18,180
12/19	$17,919	$17,063	$18,729
01/20	$18,972	$17,082	$19,147
02/20	$17,934	$15,686	$17,843
03/20	$16,096	$13,613	$16,088
04/20	$19,008	$15,412	$18,468
05/20	$21,889	$16,225	$19,708
06/20	$23,748	$16,584	$20,567
07/20	$25,904	$17,555	$22,149
08/20	$27,975	$18,843	$24,434
09/20	$27,093	$18,155	$23,285
10/20	$26,554	$17,717	$22,494
11/20	$30,247	$19,803	$24,797
12/20	$31,521	$20,640	$25,938
01/21	$30,851	$20,470	$25,746
02/21	$32,524	$21,064	$25,740
03/21	$30,569	$21,861	$26,182
04/21	$32,191	$23,037	$27,963
05/21	$31,421	$23,147	$27,577
06/21	$34,146	$23,727	$29,307
07/21	$34,091	$24,220	$30,273
08/21	$34,589	$24,921	$31,404
09/21	$32,383	$23,776	$29,646
10/21	$33,990	$25,426	$32,213
11/21	$32,524	$25,085	$32,410
12/21	$30,227	$26,101	$33,096
01/22	$25,380	$24,629	$30,255
02/22	$24,554	$23,953	$28,970
03/22	$23,441	$24,762	$30,103
04/22	$20,615	$22,554	$26,468
05/22	$19,416	$22,520	$25,853
06/22	$18,267	$20,634	$23,805
07/22	$20,071	$22,556	$26,662
08/22	$19,562	$21,690	$25,420
09/22	$17,688	$19,683	$22,949
10/22	$18,635	$21,261	$24,290
11/22	$19,330	$22,412	$25,397
12/22	$17,814	$21,108	$23,453
01/23	$19,310	$22,524	$25,407
02/23	$18,690	$21,988	$25,106
03/23	$19,889	$22,683	$26,822
04/23	$19,899	$22,964	$27,086
05/23	$20,851	$23,071	$28,321
06/23	$22,287	$24,629	$30,258
07/23	$23,204	$25,476	$31,277
08/23	$22,020	$25,031	$30,996
09/23	$20,741	$23,854	$29,310
10/23	$20,111	$23,278	$28,893
11/23	$22,045	$25,452	$32,043
12/23	$23,335	$26,708	$33,462
01/24	$23,421	$27,081	$34,296
02/24	$25,285	$28,543	$36,636
03/24	$25,511	$29,458	$37,281
04/24	$23,995	$28,205	$35,700
05/24	$25,128	$29,533	$37,837
06/24	$26,040	$30,510	$40,388
07/24	$25,103	$30,954	$39,701
08/24	$25,909	$31,688	$40,528
09/24	$27,128	$32,366	$41,677
10/24	$27,174	$32,139	$41,539
11/24	$29,804	$34,209	$44,233
12/24	$29,753	$33,255	$44,623
01/25	$30,559	$34,313	$45,506
02/25	$29,088	$33,713	$43,871
03/25	$26,468	$31,762	$40,175
04/25	$27,385	$31,573	$40,887
05/25	$29,980	$33,589	$44,505
06/25	$31,995	$35,290	$47,342
07/25	$33,073	$36,074	$49,129
08/25	$33,008	$36,833	$49,679
09/25	$34,700	$38,110	$52,318
10/25	$36,141	$38,932	$54,218
11/25	$35,305	$39,027	$53,236
12/25	$34,892	$39,030	$52,906
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	17.27	2.05	13.31
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,680,605,968
Total number of portfolio holdings	33
Management services fees (represents 0.68% of Fund average net assets)	$11,628,327
Portfolio turnover for the reporting period	68%

CTIVP® – Westfield Select Large Cap Growth Fund | Class 1 | ASR7035_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	18.5%
Systems Software	10.4%
Technology Hardware, Storage & Peripherals	7.8%
Application Software	2.5%
Electronic Components	1.7%
Internet Services & Infrastructure	1.5%

Top Holdings

NVIDIA Corp.	11.4%
Microsoft Corp.	8.5%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	7.3%
Ascendis Pharma A/S ADR	5.4%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.6%
Meta Platforms, Inc., Class A	4.3%
Howmet Aerospace, Inc.	3.2%
Comfort Systems U.S.A., Inc.	3.1%

Equity Sector Allocation

Information Technology	42.4%
Industrials	17.9%
Communication Services	11.6%
Health Care	10.5%
Consumer Discretionary	9.9%
Financials	7.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Westfield Select Large Cap Growth Fund | Class 1 | ASR7035_01_12_D01_(02/26) |

CTIVP® – Westfield Select Large Cap Growth Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about CTIVP® – Westfield Select Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$102	0.94%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the industrials, health care and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the consumer staples and consumer discretionary sectors and an overweight to the health care sector positively impacted the Fund’s relative performance.

Individual holdings | Positions in Ascendis Pharma, a biopharmaceutical company; GE Vernova, a provider of power industry products; Comfort Systems, a provider of mechanical and electrical contracting services; Bloom Energy, a provider of solid oxide fuel-cell based power generation platforms; and Coherent Corp., a semiconductor and semiconductor services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, consumer discretionary, materials and communication services sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Holding cash, an underweight to the information technology sector and an overweight to the materials sector detracted from relative performance.

Individual holdings | Positions in ServiceNow, a workflow automation platform provider; Salesforce, a provider of software for customer relationship management; Vertiv, a diversified provider of digital infrastructure technology and power and thermal management products; and Commvault Systems, a provider of software for data protection and information management applications, were among the top relative detractors from the Fund’s relative performance. An underweight to Palantir, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

CTIVP® – Westfield Select Large Cap Growth Fund | Class 2 | ASR7035_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	CTIVP® – Westfield Select Large Cap Growth Fund Class 2 ($34,011)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,280	$9,462	$9,442
02/16	$9,188	$9,459	$9,438
03/16	$9,836	$10,117	$10,074
04/16	$9,852	$10,172	$9,982
05/16	$9,913	$10,351	$10,176
06/16	$10,010	$10,374	$10,136
07/16	$10,501	$10,769	$10,615
08/16	$10,562	$10,783	$10,562
09/16	$10,644	$10,792	$10,600
10/16	$10,445	$10,582	$10,351
11/16	$10,445	$10,999	$10,577
12/16	$10,307	$11,205	$10,708
01/17	$10,782	$11,431	$11,068
02/17	$11,094	$11,873	$11,528
03/17	$11,267	$11,881	$11,662
04/17	$11,722	$12,006	$11,928
05/17	$12,126	$12,160	$12,238
06/17	$11,978	$12,244	$12,206
07/17	$12,315	$12,487	$12,531
08/17	$12,437	$12,526	$12,760
09/17	$12,432	$12,793	$12,926
10/17	$13,005	$13,086	$13,427
11/17	$13,424	$13,485	$13,835
12/17	$13,628	$13,636	$13,943
01/18	$14,681	$14,384	$14,930
02/18	$14,578	$13,856	$14,539
03/18	$14,241	$13,541	$14,140
04/18	$14,415	$13,587	$14,189
05/18	$15,110	$13,934	$14,811
06/18	$15,350	$14,024	$14,954
07/18	$15,355	$14,508	$15,393
08/18	$16,219	$15,008	$16,235
09/18	$16,224	$15,065	$16,325
10/18	$14,829	$13,999	$14,865
11/18	$15,059	$14,284	$15,023
12/18	$13,986	$12,983	$13,732
01/19	$15,478	$14,071	$14,966
02/19	$16,081	$14,548	$15,501
03/19	$16,556	$14,801	$15,943
04/19	$17,399	$15,399	$16,663
05/19	$16,832	$14,417	$15,610
06/19	$17,777	$15,430	$16,682
07/19	$18,022	$15,669	$17,059
08/19	$17,614	$15,382	$16,928
09/19	$17,251	$15,649	$16,930
10/19	$16,970	$15,980	$17,408
11/19	$17,772	$16,584	$18,180
12/19	$17,741	$17,063	$18,729
01/20	$18,784	$17,082	$19,147
02/20	$17,752	$15,686	$17,843
03/20	$15,927	$13,613	$16,088
04/20	$18,804	$15,412	$18,468
05/20	$21,650	$16,225	$19,708
06/20	$23,490	$16,584	$20,567
07/20	$25,616	$17,555	$22,149
08/20	$27,655	$18,843	$24,434
09/20	$26,776	$18,155	$23,285
10/20	$26,239	$17,717	$22,494
11/20	$29,882	$19,803	$24,797
12/20	$31,134	$20,640	$25,938
01/21	$30,465	$20,470	$25,746
02/21	$32,110	$21,064	$25,740
03/21	$30,174	$21,861	$26,182
04/21	$31,768	$23,037	$27,963
05/21	$31,002	$23,147	$27,577
06/21	$33,684	$23,727	$29,307
07/21	$33,623	$24,220	$30,273
08/21	$34,103	$24,921	$31,404
09/21	$31,926	$23,776	$29,646
10/21	$33,505	$25,426	$32,213
11/21	$32,049	$25,085	$32,410
12/21	$29,780	$26,101	$33,096
01/22	$24,997	$24,629	$30,255
02/22	$24,180	$23,953	$28,970
03/22	$23,081	$24,762	$30,103
04/22	$20,291	$22,554	$26,468
05/22	$19,111	$22,520	$25,853
06/22	$17,976	$20,634	$23,805
07/22	$19,744	$22,556	$26,662
08/22	$19,239	$21,690	$25,420
09/22	$17,394	$19,683	$22,949
10/22	$18,324	$21,261	$24,290
11/22	$18,998	$22,412	$25,397
12/22	$17,506	$21,108	$23,453
01/23	$18,973	$22,524	$25,407
02/23	$18,365	$21,988	$25,106
03/23	$19,535	$22,683	$26,822
04/23	$19,540	$22,964	$27,086
05/23	$20,470	$23,071	$28,321
06/23	$21,875	$24,629	$30,258
07/23	$22,775	$25,476	$31,277
08/23	$21,604	$25,031	$30,996
09/23	$20,342	$23,854	$29,310
10/23	$19,724	$23,278	$28,893
11/23	$21,604	$25,452	$32,043
12/23	$22,867	$26,708	$33,462
01/24	$22,943	$27,081	$34,296
02/24	$24,762	$28,543	$36,636
03/24	$24,982	$29,458	$37,281
04/24	$23,490	$28,205	$35,700
05/24	$24,589	$29,533	$37,837
06/24	$25,478	$30,510	$40,388
07/24	$24,558	$30,954	$39,701
08/24	$25,340	$31,688	$40,528
09/24	$26,525	$32,366	$41,677
10/24	$26,566	$32,139	$41,539
11/24	$29,131	$34,209	$44,233
12/24	$29,075	$33,255	$44,623
01/25	$29,857	$34,313	$45,506
02/25	$28,416	$33,713	$43,871
03/25	$25,851	$31,762	$40,175
04/25	$26,740	$31,573	$40,887
05/25	$29,269	$33,589	$44,505
06/25	$31,226	$35,290	$47,342
07/25	$32,274	$36,074	$49,129
08/25	$32,202	$36,833	$49,679
09/25	$33,848	$38,110	$52,318
10/25	$35,243	$38,932	$54,218
11/25	$34,425	$39,027	$53,236
12/25	$34,011	$39,030	$52,906
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	16.98	1.78	13.02
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2024 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,680,605,968
Total number of portfolio holdings	33
Management services fees (represents 0.68% of Fund average net assets)	$11,628,327
Portfolio turnover for the reporting period	68%

CTIVP® – Westfield Select Large Cap Growth Fund | Class 2 | ASR7035_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	18.5%
Systems Software	10.4%
Technology Hardware, Storage & Peripherals	7.8%
Application Software	2.5%
Electronic Components	1.7%
Internet Services & Infrastructure	1.5%

Top Holdings

NVIDIA Corp.	11.4%
Microsoft Corp.	8.5%
Apple, Inc.	7.8%
Alphabet, Inc., Class A	7.3%
Ascendis Pharma A/S ADR	5.4%
Amazon.com, Inc.	5.3%
Broadcom, Inc.	4.6%
Meta Platforms, Inc., Class A	4.3%
Howmet Aerospace, Inc.	3.2%
Comfort Systems U.S.A., Inc.	3.1%

Equity Sector Allocation

Information Technology	42.4%
Industrials	17.9%
Communication Services	11.6%
Health Care	10.5%
Consumer Discretionary	9.9%
Financials	7.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CTIVP® – Westfield Select Large Cap Growth Fund | Class 2 | ASR7035_02_12_D01_(02/26) |

Columbia Variable Portfolio – Emerging Markets Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$126	1.09%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology, health care, materials and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the information technology sector and smaller allocations to the energy, utilities and financials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor manufacturer; HD Hyundai Electric, a South Korean manufacturer of electrical equipment; ASPEED Technology, a Taiwanese cloud services provider; Meituan, a Chinese online food ordering and delivery service; and National Bank of Greece, a Greek financial services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, energy and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the real estate, consumer staples and consumer discretionary sectors and a small allocation to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Alibaba Group, the leading Chinese ecommerce and digital media company; eMemory Technology, a Taiwanese semiconductor developer; Trip.com, a global one-stop travel platform headquartered in Singapore; Samsung Electronics, a South Korean manufacturer of electronics and computer peripherals; and ICICI Bank Ltd., an Indian banking and financial services company, were top detractors from the Fund’s relative performance during the period.

Columbia Variable Portfolio – Emerging Markets Fund | Class 1 | ASR7007_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Emerging Markets Fund Class 1 ($20,178)	MSCI Emerging Markets Index (Net) ($22,438)
12/15	$10,000	$10,000
01/16	$9,464	$9,351
02/16	$9,265	$9,336
03/16	$10,212	$10,571
04/16	$10,212	$10,629
05/16	$10,175	$10,232
06/16	$10,469	$10,641
07/16	$10,977	$11,177
08/16	$11,198	$11,455
09/16	$11,433	$11,602
10/16	$11,183	$11,630
11/16	$10,535	$11,094
12/16	$10,513	$11,119
01/17	$11,161	$11,727
02/17	$11,352	$12,086
03/17	$11,816	$12,391
04/17	$12,228	$12,662
05/17	$12,700	$13,037
06/17	$12,929	$13,168
07/17	$13,776	$13,953
08/17	$14,196	$14,264
09/17	$14,403	$14,208
10/17	$14,897	$14,706
11/17	$15,029	$14,735
12/17	$15,508	$15,264
01/18	$16,489	$16,536
02/18	$15,803	$15,774
03/18	$15,726	$15,480
04/18	$15,194	$15,412
05/18	$14,965	$14,866
06/18	$14,256	$14,248
07/18	$14,389	$14,561
08/18	$13,724	$14,167
09/18	$13,498	$14,092
10/18	$12,125	$12,865
11/18	$12,689	$13,395
12/18	$12,155	$13,040
01/19	$13,372	$14,182
02/19	$13,513	$14,214
03/19	$13,905	$14,333
04/19	$14,292	$14,635
05/19	$13,347	$13,573
06/19	$14,291	$14,420
07/19	$14,240	$14,244
08/19	$13,802	$13,549
09/19	$14,055	$13,808
10/19	$14,720	$14,390
11/19	$14,855	$14,370
12/19	$15,983	$15,443
01/20	$15,554	$14,723
02/20	$14,914	$13,946
03/20	$11,936	$11,798
04/20	$13,244	$12,879
05/20	$13,933	$12,978
06/20	$15,320	$13,932
07/20	$16,958	$15,177
08/20	$17,728	$15,512
09/20	$17,680	$15,263
10/20	$18,099	$15,578
11/20	$19,786	$17,018
12/20	$21,356	$18,270
01/21	$22,136	$18,830
02/21	$22,438	$18,974
03/21	$21,735	$18,687
04/21	$22,228	$19,152
05/21	$22,425	$19,597
06/21	$23,064	$19,630
07/21	$21,268	$18,309
08/21	$21,941	$18,788
09/21	$20,992	$18,042
10/21	$21,074	$18,220
11/21	$19,870	$17,477
12/21	$19,818	$17,805
01/22	$18,890	$17,468
02/22	$17,135	$16,946
03/22	$16,114	$16,563
04/22	$14,940	$15,642
05/22	$14,920	$15,711
06/22	$13,889	$14,667
07/22	$13,919	$14,631
08/22	$13,963	$14,692
09/22	$12,294	$12,970
10/22	$12,057	$12,567
11/22	$13,727	$14,431
12/22	$13,298	$14,228
01/23	$14,421	$15,351
02/23	$13,328	$14,356
03/23	$13,654	$14,791
04/23	$13,520	$14,623
05/23	$13,313	$14,377
06/23	$14,112	$14,923
07/23	$14,807	$15,852
08/23	$13,935	$14,876
09/23	$13,446	$14,487
10/23	$12,958	$13,924
11/23	$14,112	$15,038
12/23	$14,556	$15,626
01/24	$13,890	$14,901
02/24	$14,408	$15,609
03/24	$14,814	$15,996
04/24	$14,649	$16,068
05/24	$14,843	$16,159
06/24	$15,398	$16,796
07/24	$15,233	$16,846
08/24	$15,353	$17,118
09/24	$16,042	$18,261
10/24	$15,592	$17,449
11/24	$15,293	$16,822
12/24	$15,383	$16,799
01/25	$15,637	$17,099
02/25	$15,592	$17,182
03/25	$15,536	$17,291
04/25	$15,671	$17,518
05/25	$16,422	$18,265
06/25	$17,519	$19,363
07/25	$17,519	$19,741
08/25	$18,075	$19,994
09/25	$19,502	$21,424
10/25	$20,058	$22,320
11/25	$19,682	$21,786
12/25	$20,178	$22,438
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	31.17	(1.13)	7.27
MSCI Emerging Markets Index (Net)	33.57	4.20	8.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$484,336,472
Total number of portfolio holdings	93
Management services fees (represents 1.10% of Fund average net assets)	$5,097,842
Portfolio turnover for the reporting period	56%

Columbia Variable Portfolio – Emerging Markets Fund | Class 1 | ASR7007_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

China	26.6%
Taiwan	21.1%
South Korea	15.6%
India	10.4%
Brazil	7.6%
Greece	4.5%
United Arab Emirates	3.2%
South Africa	2.1%
Poland	1.3%
Mexico	1.3%
Other	4.6%

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	12.7%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co., Ltd.	4.8%
SK Hynix, Inc.	4.3%
Alibaba Group Holding Ltd.	3.6%
NU Holdings Ltd., Class A	3.0%
Accton Technology Corp.	2.1%
Bharti Airtel Ltd.	1.8%
Embraer SA, ADR	1.7%
Contemporary Amperex Technology Co., Ltd., Class A	1.7%

Equity Sector Allocation

Information Technology	30.6%
Financials	20.1%
Consumer Discretionary	12.1%
Communication Services	10.1%
Industrials	9.7%
Real Estate	4.4%
Health Care	3.0%
Materials	2.5%
Energy	2.4%
Consumer Staples	2.4%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Fund | Class 1 | ASR7007_01_12_D01_(02/26) |

Columbia Variable Portfolio – Emerging Markets Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$155	1.34%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology, health care, materials and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the information technology sector and smaller allocations to the energy, utilities and financials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor manufacturer; HD Hyundai Electric, a South Korean manufacturer of electrical equipment; ASPEED Technology, a Taiwanese cloud services provider; Meituan, a Chinese online food ordering and delivery service; and National Bank of Greece, a Greek financial services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, energy and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the real estate, consumer staples and consumer discretionary sectors and a small allocation to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Alibaba Group, the leading Chinese ecommerce and digital media company; eMemory Technology, a Taiwanese semiconductor developer; Trip.com, a global one-stop travel platform headquartered in Singapore; Samsung Electronics, a South Korean manufacturer of electronics and computer peripherals; and ICICI Bank Ltd., an Indian banking and financial services company, were top detractors from the Fund’s relative performance during the period.

Columbia Variable Portfolio – Emerging Markets Fund | Class 2 | ASR7007_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Emerging Markets Fund Class 2 ($19,672)	MSCI Emerging Markets Index (Net) ($22,438)
12/15	$10,000	$10,000
01/16	$9,460	$9,351
02/16	$9,254	$9,336
03/16	$10,200	$10,571
04/16	$10,200	$10,629
05/16	$10,155	$10,232
06/16	$10,451	$10,641
07/16	$10,961	$11,177
08/16	$11,176	$11,455
09/16	$11,405	$11,602
10/16	$11,154	$11,630
11/16	$10,503	$11,094
12/16	$10,481	$11,119
01/17	$11,124	$11,727
02/17	$11,317	$12,086
03/17	$11,770	$12,391
04/17	$12,177	$12,662
05/17	$12,643	$13,037
06/17	$12,880	$13,168
07/17	$13,715	$13,953
08/17	$14,130	$14,264
09/17	$14,329	$14,208
10/17	$14,825	$14,706
11/17	$14,943	$14,735
12/17	$15,417	$15,264
01/18	$16,401	$16,536
02/18	$15,720	$15,774
03/18	$15,633	$15,480
04/18	$15,100	$15,412
05/18	$14,871	$14,866
06/18	$14,160	$14,248
07/18	$14,293	$14,561
08/18	$13,627	$14,167
09/18	$13,402	$14,092
10/18	$12,037	$12,865
11/18	$12,601	$13,395
12/18	$12,059	$13,040
01/19	$13,268	$14,182
02/19	$13,409	$14,214
03/19	$13,785	$14,333
04/19	$14,164	$14,635
05/19	$13,236	$13,573
06/19	$14,163	$14,420
07/19	$14,113	$14,244
08/19	$13,675	$13,549
09/19	$13,919	$13,808
10/19	$14,576	$14,390
11/19	$14,711	$14,370
12/19	$15,814	$15,443
01/20	$15,393	$14,723
02/20	$14,753	$13,946
03/20	$11,805	$11,798
04/20	$13,101	$12,879
05/20	$13,770	$12,978
06/20	$15,135	$13,932
07/20	$16,760	$15,177
08/20	$17,510	$15,512
09/20	$17,461	$15,263
10/20	$17,870	$15,578
11/20	$19,534	$17,018
12/20	$21,082	$18,270
01/21	$21,841	$18,830
02/21	$22,142	$18,974
03/21	$21,436	$18,687
04/21	$21,927	$19,152
05/21	$22,113	$19,597
06/21	$22,740	$19,630
07/21	$20,970	$18,309
08/21	$21,621	$18,788
09/21	$20,686	$18,042
10/21	$20,757	$18,220
11/21	$19,567	$17,477
12/21	$19,506	$17,805
01/22	$18,601	$17,468
02/22	$16,862	$16,946
03/22	$15,865	$16,563
04/22	$14,696	$15,642
05/22	$14,675	$15,711
06/22	$13,662	$14,667
07/22	$13,677	$14,631
08/22	$13,721	$14,692
09/22	$12,076	$12,970
10/22	$11,854	$12,567
11/22	$13,484	$14,431
12/22	$13,054	$14,228
01/23	$14,166	$15,351
02/23	$13,084	$14,356
03/23	$13,410	$14,791
04/23	$13,277	$14,623
05/23	$13,069	$14,377
06/23	$13,855	$14,923
07/23	$14,521	$15,852
08/23	$13,662	$14,876
09/23	$13,188	$14,487
10/23	$12,699	$13,924
11/23	$13,825	$15,038
12/23	$14,255	$15,626
01/24	$13,603	$14,901
02/24	$14,106	$15,609
03/24	$14,493	$15,996
04/24	$14,343	$16,068
05/24	$14,523	$16,159
06/24	$15,062	$16,796
07/24	$14,897	$16,846
08/24	$15,017	$17,118
09/24	$15,691	$18,261
10/24	$15,242	$17,449
11/24	$14,942	$16,822
12/24	$15,032	$16,799
01/25	$15,287	$17,099
02/25	$15,227	$17,182
03/25	$15,162	$17,291
04/25	$15,297	$17,518
05/25	$16,031	$18,265
06/25	$17,110	$19,363
07/25	$17,095	$19,741
08/25	$17,634	$19,994
09/25	$19,028	$21,424
10/25	$19,567	$22,320
11/25	$19,193	$21,786
12/25	$19,672	$22,438
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	30.87	(1.37)	7.00
MSCI Emerging Markets Index (Net)	33.57	4.20	8.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$484,336,472
Total number of portfolio holdings	93
Management services fees (represents 1.10% of Fund average net assets)	$5,097,842
Portfolio turnover for the reporting period	56%

Columbia Variable Portfolio – Emerging Markets Fund | Class 2 | ASR7007_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

China	26.6%
Taiwan	21.1%
South Korea	15.6%
India	10.4%
Brazil	7.6%
Greece	4.5%
United Arab Emirates	3.2%
South Africa	2.1%
Poland	1.3%
Mexico	1.3%
Other	4.6%

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	12.7%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co., Ltd.	4.8%
SK Hynix, Inc.	4.3%
Alibaba Group Holding Ltd.	3.6%
NU Holdings Ltd., Class A	3.0%
Accton Technology Corp.	2.1%
Bharti Airtel Ltd.	1.8%
Embraer SA, ADR	1.7%
Contemporary Amperex Technology Co., Ltd., Class A	1.7%

Equity Sector Allocation

Information Technology	30.6%
Financials	20.1%
Consumer Discretionary	12.1%
Communication Services	10.1%
Industrials	9.7%
Real Estate	4.4%
Health Care	3.0%
Materials	2.5%
Energy	2.4%
Consumer Staples	2.4%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Fund | Class 2 | ASR7007_02_12_D01_(02/26) |

Columbia Variable Portfolio – Emerging Markets Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$141	1.22%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the information technology, health care, materials and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | A larger allocation to the information technology sector and smaller allocations to the energy, utilities and financials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korean semiconductor manufacturer; HD Hyundai Electric, a South Korean manufacturer of electrical equipment; ASPEED Technology, a Taiwanese cloud services provider; Meituan, a Chinese online food ordering and delivery service; and National Bank of Greece, a Greek financial services company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, energy and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the real estate, consumer staples and consumer discretionary sectors and a small allocation to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Fund positions in Alibaba Group, the leading Chinese ecommerce and digital media company; eMemory Technology, a Taiwanese semiconductor developer; Trip.com, a global one-stop travel platform headquartered in Singapore; Samsung Electronics, a South Korean manufacturer of electronics and computer peripherals; and ICICI Bank Ltd., an Indian banking and financial services company, were top detractors from the Fund’s relative performance during the period.

Columbia Variable Portfolio – Emerging Markets Fund | Class 3 | ASR7007_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Emerging Markets Fund Class 3 ($19,911)	MSCI Emerging Markets Index (Net) ($22,438)
12/15	$10,000	$10,000
01/16	$9,462	$9,351
02/16	$9,264	$9,336
03/16	$10,202	$10,571
04/16	$10,209	$10,629
05/16	$10,165	$10,232
06/16	$10,460	$10,641
07/16	$10,969	$11,177
08/16	$11,190	$11,455
09/16	$11,426	$11,602
10/16	$11,168	$11,630
11/16	$10,519	$11,094
12/16	$10,497	$11,119
01/17	$11,146	$11,727
02/17	$11,337	$12,086
03/17	$11,791	$12,391
04/17	$12,204	$12,662
05/17	$12,669	$13,037
06/17	$12,905	$13,168
07/17	$13,747	$13,953
08/17	$14,160	$14,264
09/17	$14,366	$14,208
10/17	$14,861	$14,706
11/17	$14,986	$14,735
12/17	$15,466	$15,264
01/18	$16,447	$16,536
02/18	$15,761	$15,774
03/18	$15,683	$15,480
04/18	$15,151	$15,412
05/18	$14,922	$14,866
06/18	$14,205	$14,248
07/18	$14,338	$14,561
08/18	$13,673	$14,167
09/18	$13,447	$14,092
10/18	$12,083	$12,865
11/18	$12,647	$13,395
12/18	$12,105	$13,040
01/19	$13,321	$14,182
02/19	$13,462	$14,214
03/19	$13,842	$14,333
04/19	$14,228	$14,635
05/19	$13,293	$13,573
06/19	$14,227	$14,420
07/19	$14,177	$14,244
08/19	$13,739	$13,549
09/19	$13,983	$13,808
10/19	$14,648	$14,390
11/19	$14,783	$14,370
12/19	$15,893	$15,443
01/20	$15,473	$14,723
02/20	$14,833	$13,946
03/20	$11,874	$11,798
04/20	$13,171	$12,879
05/20	$13,849	$12,978
06/20	$15,223	$13,932
07/20	$16,858	$15,177
08/20	$17,617	$15,512
09/20	$17,559	$15,263
10/20	$17,977	$15,578
11/20	$19,661	$17,018
12/20	$21,218	$18,270
01/21	$21,987	$18,830
02/21	$22,289	$18,974
03/21	$21,584	$18,687
04/21	$22,065	$19,152
05/21	$22,262	$19,597
06/21	$22,899	$19,630
07/21	$21,118	$18,309
08/21	$21,780	$18,788
09/21	$20,833	$18,042
10/21	$20,914	$18,220
11/21	$19,714	$17,477
12/21	$19,663	$17,805
01/22	$18,737	$17,468
02/22	$16,996	$16,946
03/22	$15,989	$16,563
04/22	$14,818	$15,642
05/22	$14,788	$15,711
06/22	$13,770	$14,667
07/22	$13,799	$14,631
08/22	$13,829	$14,692
09/22	$12,174	$12,970
10/22	$11,952	$12,567
11/22	$13,607	$14,431
12/22	$13,179	$14,228
01/23	$14,287	$15,351
02/23	$13,193	$14,356
03/23	$13,533	$14,791
04/23	$13,400	$14,623
05/23	$13,193	$14,377
06/23	$13,977	$14,923
07/23	$14,671	$15,852
08/23	$13,784	$14,876
09/23	$13,312	$14,487
10/23	$12,824	$13,924
11/23	$13,962	$15,038
12/23	$14,405	$15,626
01/24	$13,740	$14,901
02/24	$14,257	$15,609
03/24	$14,644	$15,996
04/24	$14,495	$16,068
05/24	$14,674	$16,159
06/24	$15,227	$16,796
07/24	$15,063	$16,846
08/24	$15,182	$17,118
09/24	$15,855	$18,261
10/24	$15,406	$17,449
11/24	$15,122	$16,822
12/24	$15,197	$16,799
01/25	$15,466	$17,099
02/25	$15,406	$17,182
03/25	$15,345	$17,291
04/25	$15,480	$17,518
05/25	$16,213	$18,265
06/25	$17,306	$19,363
07/25	$17,306	$19,741
08/25	$17,860	$19,994
09/25	$19,253	$21,424
10/25	$19,806	$22,320
11/25	$19,432	$21,786
12/25	$19,911	$22,438
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	31.02	(1.26)	7.13
MSCI Emerging Markets Index (Net)	33.57	4.20	8.42

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$484,336,472
Total number of portfolio holdings	93
Management services fees (represents 1.10% of Fund average net assets)	$5,097,842
Portfolio turnover for the reporting period	56%

Columbia Variable Portfolio – Emerging Markets Fund | Class 3 | ASR7007_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

China	26.6%
Taiwan	21.1%
South Korea	15.6%
India	10.4%
Brazil	7.6%
Greece	4.5%
United Arab Emirates	3.2%
South Africa	2.1%
Poland	1.3%
Mexico	1.3%
Other	4.6%

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	12.7%
Tencent Holdings Ltd.	6.4%
Samsung Electronics Co., Ltd.	4.8%
SK Hynix, Inc.	4.3%
Alibaba Group Holding Ltd.	3.6%
NU Holdings Ltd., Class A	3.0%
Accton Technology Corp.	2.1%
Bharti Airtel Ltd.	1.8%
Embraer SA, ADR	1.7%
Contemporary Amperex Technology Co., Ltd., Class A	1.7%

Equity Sector Allocation

Information Technology	30.6%
Financials	20.1%
Consumer Discretionary	12.1%
Communication Services	10.1%
Industrials	9.7%
Real Estate	4.4%
Health Care	3.0%
Materials	2.5%
Energy	2.4%
Consumer Staples	2.4%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Emerging Markets Fund | Class 3 | ASR7007_03_12_D01_(02/26) |

Columbia Variable Portfolio – Large Cap Growth Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$77	0.71%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials, communication services, and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger weightings in the industrials and communication services sectors and smaller weightings in the energy and materials sectors improved the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Alphabet Inc., parent company of Google and other tech businesses; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in Uber Technologies, Inc., a global ride-hailing and mobility platform, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, real estate, industrials, and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the health care sector and a smaller weighting in the information technology sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; a relative overweight position in Atlassian, a developer of collaboration and productivity software tools; a relative underweight position in Netflix, Inc., a streaming entertainment service and content producer; a relative underweight position in Palantir Technologies Inc., a provider of big data analytics and AI-driven platforms; and a relative overweight position in ServiceNow, Inc., an enterprise cloud platform for digital workflow automation, were among the top detractors from the Fund’s relative performance.

Columbia Variable Portfolio – Large Cap Growth Fund | Class 1 | ASR7013_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Large Cap Growth Fund Class 1 ($44,009)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,079	$9,462	$9,442
02/16	$8,940	$9,459	$9,438
03/16	$9,598	$10,117	$10,074
04/16	$9,582	$10,172	$9,982
05/16	$9,899	$10,351	$10,176
06/16	$9,628	$10,374	$10,136
07/16	$10,155	$10,769	$10,615
08/16	$10,132	$10,783	$10,562
09/16	$10,248	$10,792	$10,600
10/16	$9,946	$10,582	$10,351
11/16	$10,093	$10,999	$10,577
12/16	$10,124	$11,205	$10,708
01/17	$10,542	$11,431	$11,068
02/17	$10,937	$11,873	$11,528
03/17	$11,091	$11,881	$11,662
04/17	$11,401	$12,006	$11,928
05/17	$11,827	$12,160	$12,238
06/17	$11,850	$12,244	$12,206
07/17	$12,206	$12,487	$12,531
08/17	$12,407	$12,526	$12,760
09/17	$12,430	$12,793	$12,926
10/17	$12,748	$13,086	$13,427
11/17	$12,964	$13,485	$13,835
12/17	$12,972	$13,636	$13,943
01/18	$13,971	$14,384	$14,930
02/18	$13,584	$13,856	$14,539
03/18	$13,328	$13,541	$14,140
04/18	$13,289	$13,587	$14,189
05/18	$13,893	$13,934	$14,811
06/18	$13,932	$14,024	$14,954
07/18	$14,342	$14,508	$15,393
08/18	$14,977	$15,008	$16,235
09/18	$15,101	$15,065	$16,325
10/18	$13,560	$13,999	$14,865
11/18	$13,738	$14,284	$15,023
12/18	$12,461	$12,983	$13,732
01/19	$13,684	$14,071	$14,966
02/19	$14,195	$14,548	$15,501
03/19	$14,520	$14,801	$15,943
04/19	$15,194	$15,399	$16,663
05/19	$14,141	$14,417	$15,610
06/19	$15,224	$15,430	$16,682
07/19	$15,503	$15,669	$17,059
08/19	$15,178	$15,382	$16,928
09/19	$15,224	$15,649	$16,930
10/19	$15,681	$15,980	$17,408
11/19	$16,424	$16,584	$18,180
12/19	$16,935	$17,063	$18,729
01/20	$17,314	$17,082	$19,147
02/20	$16,161	$15,686	$17,843
03/20	$14,807	$13,613	$16,088
04/20	$16,881	$15,412	$18,468
05/20	$17,988	$16,225	$19,708
06/20	$18,715	$16,584	$20,567
07/20	$19,861	$17,555	$22,149
08/20	$21,447	$18,843	$24,434
09/20	$20,457	$18,155	$23,285
10/20	$20,015	$17,717	$22,494
11/20	$22,043	$19,803	$24,797
12/20	$22,817	$20,640	$25,938
01/21	$22,763	$20,470	$25,746
02/21	$23,259	$21,064	$25,740
03/21	$23,777	$21,861	$26,182
04/21	$25,410	$23,037	$27,963
05/21	$25,132	$23,147	$27,577
06/21	$26,811	$23,727	$29,307
07/21	$27,647	$24,220	$30,273
08/21	$28,684	$24,921	$31,404
09/21	$26,842	$23,776	$29,646
10/21	$28,831	$25,426	$32,213
11/21	$28,847	$25,085	$32,410
12/21	$29,373	$26,101	$33,096
01/22	$26,974	$24,629	$30,255
02/22	$25,534	$23,953	$28,970
03/22	$26,447	$24,762	$30,103
04/22	$23,336	$22,554	$26,468
05/22	$22,608	$22,520	$25,853
06/22	$20,666	$20,634	$23,805
07/22	$22,926	$22,556	$26,662
08/22	$21,741	$21,690	$25,420
09/22	$19,613	$19,683	$22,949
10/22	$20,797	$21,261	$24,290
11/22	$21,610	$22,412	$25,397
12/22	$20,155	$21,108	$23,453
01/23	$21,757	$22,524	$25,407
02/23	$21,207	$21,988	$25,106
03/23	$22,794	$22,683	$26,822
04/23	$23,127	$22,964	$27,086
05/23	$24,528	$23,071	$28,321
06/23	$26,262	$24,629	$30,258
07/23	$26,966	$25,476	$31,277
08/23	$26,695	$25,031	$30,996
09/23	$25,139	$23,854	$29,310
10/23	$25,085	$23,278	$28,893
11/23	$27,810	$25,452	$32,043
12/23	$28,854	$26,708	$33,462
01/24	$29,845	$27,081	$34,296
02/24	$31,618	$28,543	$36,636
03/24	$32,043	$29,458	$37,281
04/24	$30,820	$28,205	$35,700
05/24	$32,964	$29,533	$37,837
06/24	$35,085	$30,510	$40,388
07/24	$34,280	$30,954	$39,701
08/24	$35,139	$31,688	$40,528
09/24	$35,929	$32,366	$41,677
10/24	$35,581	$32,139	$41,539
11/24	$37,771	$34,209	$44,233
12/24	$37,895	$33,255	$44,623
01/25	$38,661	$34,313	$45,506
02/25	$37,430	$33,713	$43,871
03/25	$33,754	$31,762	$40,175
04/25	$34,551	$31,573	$40,887
05/25	$37,276	$33,589	$44,505
06/25	$39,683	$35,290	$47,342
07/25	$41,169	$36,074	$49,129
08/25	$41,556	$36,833	$49,679
09/25	$43,158	$38,110	$52,318
10/25	$45,085	$38,932	$54,218
11/25	$44,582	$39,027	$53,236
12/25	$44,009	$39,030	$52,906
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	16.14	14.04	15.97
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,741,172,071
Total number of portfolio holdings	48
Management services fees (represents 0.68% of Fund average net assets)	$17,480,982
Portfolio turnover for the reporting period	43%

Columbia Variable Portfolio – Large Cap Growth Fund | Class 1 | ASR7013_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	19.1%
Systems Software	15.3%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	2.4%
Communications Equipment	1.2%
Other	0.7%

Top Holdings

NVIDIA Corp.	13.0%
Apple, Inc.	10.6%
Microsoft Corp.	10.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	5.1%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	2.9%
Netflix, Inc.	2.1%

Equity Sector Allocation

Information Technology	49.3%
Communication Services	14.6%
Consumer Discretionary	13.9%
Health Care	8.5%
Financials	6.0%
Industrials	4.1%
Consumer Staples	2.6%
Real Estate	0.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Growth Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Growth Fund | Class 1 | ASR7013_01_12_D01_(02/26) |

Columbia Variable Portfolio – Large Cap Growth Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$104	0.96%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials, communication services, and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger weightings in the industrials and communication services sectors and smaller weightings in the energy and materials sectors improved the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Alphabet Inc., parent company of Google and other tech businesses; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in Uber Technologies, Inc., a global ride-hailing and mobility platform, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, real estate, industrials, and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the health care sector and a smaller weighting in the information technology sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; a relative overweight position in Atlassian, a developer of collaboration and productivity software tools; a relative underweight position in Netflix, Inc., a streaming entertainment service and content producer; a relative underweight position in Palantir Technologies Inc., a provider of big data analytics and AI-driven platforms; and a relative overweight position in ServiceNow, Inc., an enterprise cloud platform for digital workflow automation, were among the top detractors from the Fund’s relative performance.

Columbia Variable Portfolio – Large Cap Growth Fund | Class 2 | ASR7013_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Large Cap Growth Fund Class 2 ($42,946)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,081	$9,462	$9,442
02/16	$8,940	$9,459	$9,438
03/16	$9,592	$10,117	$10,074
04/16	$9,576	$10,172	$9,982
05/16	$9,890	$10,351	$10,176
06/16	$9,623	$10,374	$10,136
07/16	$10,149	$10,769	$10,615
08/16	$10,126	$10,783	$10,562
09/16	$10,228	$10,792	$10,600
10/16	$9,929	$10,582	$10,351
11/16	$10,071	$10,999	$10,577
12/16	$10,102	$11,205	$10,708
01/17	$10,518	$11,431	$11,068
02/17	$10,911	$11,873	$11,528
03/17	$11,060	$11,881	$11,662
04/17	$11,375	$12,006	$11,928
05/17	$11,791	$12,160	$12,238
06/17	$11,815	$12,244	$12,206
07/17	$12,168	$12,487	$12,531
08/17	$12,364	$12,526	$12,760
09/17	$12,380	$12,793	$12,926
10/17	$12,702	$13,086	$13,427
11/17	$12,914	$13,485	$13,835
12/17	$12,914	$13,636	$13,943
01/18	$13,904	$14,384	$14,930
02/18	$13,511	$13,856	$14,539
03/18	$13,260	$13,541	$14,140
04/18	$13,221	$13,587	$14,189
05/18	$13,818	$13,934	$14,811
06/18	$13,857	$14,024	$14,954
07/18	$14,258	$14,508	$15,393
08/18	$14,886	$15,008	$16,235
09/18	$15,004	$15,065	$16,325
10/18	$13,472	$13,999	$14,865
11/18	$13,645	$14,284	$15,023
12/18	$12,380	$12,983	$13,732
01/19	$13,590	$14,071	$14,966
02/19	$14,085	$14,548	$15,501
03/19	$14,415	$14,801	$15,943
04/19	$15,075	$15,399	$16,663
05/19	$14,030	$14,417	$15,610
06/19	$15,106	$15,430	$16,682
07/19	$15,373	$15,669	$17,059
08/19	$15,043	$15,382	$16,928
09/19	$15,090	$15,649	$16,930
10/19	$15,538	$15,980	$17,408
11/19	$16,277	$16,584	$18,180
12/19	$16,779	$17,063	$18,729
01/20	$17,148	$17,082	$19,147
02/20	$16,002	$15,686	$17,843
03/20	$14,658	$13,613	$16,088
04/20	$16,709	$15,412	$18,468
05/20	$17,800	$16,225	$19,708
06/20	$18,515	$16,584	$20,567
07/20	$19,647	$17,555	$22,149
08/20	$21,210	$18,843	$24,434
09/20	$20,220	$18,155	$23,285
10/20	$19,788	$17,717	$22,494
11/20	$21,791	$19,803	$24,797
12/20	$22,553	$20,640	$25,938
01/21	$22,490	$20,470	$25,746
02/21	$22,969	$21,064	$25,740
03/21	$23,480	$21,861	$26,182
04/21	$25,082	$23,037	$27,963
05/21	$24,808	$23,147	$27,577
06/21	$26,465	$23,727	$29,307
07/21	$27,282	$24,220	$30,273
08/21	$28,295	$24,921	$31,404
09/21	$26,481	$23,776	$29,646
10/21	$28,429	$25,426	$32,213
11/21	$28,437	$25,085	$32,410
12/21	$28,947	$26,101	$33,096
01/22	$26,575	$24,629	$30,255
02/22	$25,161	$23,953	$28,970
03/22	$26,049	$24,762	$30,103
04/22	$22,985	$22,554	$26,468
05/22	$22,262	$22,520	$25,853
06/22	$20,346	$20,634	$23,805
07/22	$22,561	$22,556	$26,662
08/22	$21,398	$21,690	$25,420
09/22	$19,301	$19,683	$22,949
10/22	$20,456	$21,261	$24,290
11/22	$21,249	$22,412	$25,397
12/22	$19,819	$21,108	$23,453
01/23	$21,383	$22,524	$25,407
02/23	$20,841	$21,988	$25,106
03/23	$22,396	$22,683	$26,822
04/23	$22,726	$22,964	$27,086
05/23	$24,093	$23,071	$28,321
06/23	$25,789	$24,629	$30,258
07/23	$26,473	$25,476	$31,277
08/23	$26,206	$25,031	$30,996
09/23	$24,674	$23,854	$29,310
10/23	$24,619	$23,278	$28,893
11/23	$27,282	$25,452	$32,043
12/23	$28,295	$26,708	$33,462
01/24	$29,262	$27,081	$34,296
02/24	$30,998	$28,543	$36,636
03/24	$31,406	$29,458	$37,281
04/24	$30,204	$28,205	$35,700
05/24	$32,294	$29,533	$37,837
06/24	$34,368	$30,510	$40,388
07/24	$33,566	$30,954	$39,701
08/24	$34,407	$31,688	$40,528
09/24	$35,169	$32,366	$41,677
10/24	$34,823	$32,139	$41,539
11/24	$36,960	$34,209	$44,233
12/24	$37,070	$33,255	$44,623
01/25	$37,816	$34,313	$45,506
02/25	$36,606	$33,713	$43,871
03/25	$33,001	$31,762	$40,175
04/25	$33,771	$31,573	$40,887
05/25	$36,434	$33,589	$44,505
06/25	$38,775	$35,290	$47,342
07/25	$40,220	$36,074	$49,129
08/25	$40,581	$36,833	$49,679
09/25	$42,145	$38,110	$52,318
10/25	$44,014	$38,932	$54,218
11/25	$43,511	$39,027	$53,236
12/25	$42,946	$39,030	$52,906
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	15.85	13.75	15.69
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,741,172,071
Total number of portfolio holdings	48
Management services fees (represents 0.68% of Fund average net assets)	$17,480,982
Portfolio turnover for the reporting period	43%

Columbia Variable Portfolio – Large Cap Growth Fund | Class 2 | ASR7013_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	19.1%
Systems Software	15.3%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	2.4%
Communications Equipment	1.2%
Other	0.7%

Top Holdings

NVIDIA Corp.	13.0%
Apple, Inc.	10.6%
Microsoft Corp.	10.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	5.1%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	2.9%
Netflix, Inc.	2.1%

Equity Sector Allocation

Information Technology	49.3%
Communication Services	14.6%
Consumer Discretionary	13.9%
Health Care	8.5%
Financials	6.0%
Industrials	4.1%
Consumer Staples	2.6%
Real Estate	0.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Growth Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Growth Fund | Class 2 | ASR7013_02_12_D01_(02/26) |

Columbia Variable Portfolio – Large Cap Growth Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$91	0.84%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials, communication services, and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Larger weightings in the industrials and communication services sectors and smaller weightings in the energy and materials sectors improved the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Alphabet Inc., parent company of Google and other tech businesses; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in Uber Technologies, Inc., a global ride-hailing and mobility platform, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, real estate, industrials, and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | A larger weighting in the health care sector and a smaller weighting in the information technology sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; a relative overweight position in Atlassian, a developer of collaboration and productivity software tools; a relative underweight position in Netflix, Inc., a streaming entertainment service and content producer; a relative underweight position in Palantir Technologies Inc., a provider of big data analytics and AI-driven platforms; and a relative overweight position in ServiceNow, Inc., an enterprise cloud platform for digital workflow automation, were among the top detractors from the Fund’s relative performance.

Columbia Variable Portfolio – Large Cap Growth Fund | Class 3 | ASR7013_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Large Cap Growth Fund Class 3 ($43,466)	Russell 1000® Index ($39,030)	Russell 1000® Growth Index ($52,906)
12/15	$10,000	$10,000	$10,000
01/16	$9,073	$9,462	$9,442
02/16	$8,941	$9,459	$9,438
03/16	$9,595	$10,117	$10,074
04/16	$9,579	$10,172	$9,982
05/16	$9,891	$10,351	$10,176
06/16	$9,618	$10,374	$10,136
07/16	$10,148	$10,769	$10,615
08/16	$10,125	$10,783	$10,562
09/16	$10,234	$10,792	$10,600
10/16	$9,938	$10,582	$10,351
11/16	$10,078	$10,999	$10,577
12/16	$10,117	$11,205	$10,708
01/17	$10,530	$11,431	$11,068
02/17	$10,919	$11,873	$11,528
03/17	$11,075	$11,881	$11,662
04/17	$11,386	$12,006	$11,928
05/17	$11,807	$12,160	$12,238
06/17	$11,830	$12,244	$12,206
07/17	$12,181	$12,487	$12,531
08/17	$12,383	$12,526	$12,760
09/17	$12,399	$12,793	$12,926
10/17	$12,718	$13,086	$13,427
11/17	$12,936	$13,485	$13,835
12/17	$12,944	$13,636	$13,943
01/18	$13,933	$14,384	$14,930
02/18	$13,544	$13,856	$14,539
03/18	$13,287	$13,541	$14,140
04/18	$13,248	$13,587	$14,189
05/18	$13,847	$13,934	$14,811
06/18	$13,886	$14,024	$14,954
07/18	$14,299	$14,508	$15,393
08/18	$14,930	$15,008	$16,235
09/18	$15,047	$15,065	$16,325
10/18	$13,512	$13,999	$14,865
11/18	$13,692	$14,284	$15,023
12/18	$12,414	$12,983	$13,732
01/19	$13,629	$14,071	$14,966
02/19	$14,136	$14,548	$15,501
03/19	$14,463	$14,801	$15,943
04/19	$15,125	$15,399	$16,663
05/19	$14,081	$14,417	$15,610
06/19	$15,164	$15,430	$16,682
07/19	$15,436	$15,669	$17,059
08/19	$15,109	$15,382	$16,928
09/19	$15,156	$15,649	$16,930
10/19	$15,607	$15,980	$17,408
11/19	$16,347	$16,584	$18,180
12/19	$16,854	$17,063	$18,729
01/20	$17,227	$17,082	$19,147
02/20	$16,075	$15,686	$17,843
03/20	$14,735	$13,613	$16,088
04/20	$16,791	$15,412	$18,468
05/20	$17,889	$16,225	$19,708
06/20	$18,606	$16,584	$20,567
07/20	$19,751	$17,555	$22,149
08/20	$21,324	$18,843	$24,434
09/20	$20,335	$18,155	$23,285
10/20	$19,899	$17,717	$22,494
11/20	$21,908	$19,803	$24,797
12/20	$22,679	$20,640	$25,938
01/21	$22,617	$20,470	$25,746
02/21	$23,107	$21,064	$25,740
03/21	$23,629	$21,861	$26,182
04/21	$25,241	$23,037	$27,963
05/21	$24,961	$23,147	$27,577
06/21	$26,636	$23,727	$29,307
07/21	$27,461	$24,220	$30,273
08/21	$28,481	$24,921	$31,404
09/21	$26,659	$23,776	$29,646
10/21	$28,629	$25,426	$32,213
11/21	$28,637	$25,085	$32,410
12/21	$29,151	$26,101	$33,096
01/22	$26,768	$24,629	$30,255
02/22	$25,343	$23,953	$28,970
03/22	$26,238	$24,762	$30,103
04/22	$23,154	$22,554	$26,468
05/22	$22,430	$22,520	$25,853
06/22	$20,498	$20,634	$23,805
07/22	$22,741	$22,556	$26,662
08/22	$21,565	$21,690	$25,420
09/22	$19,455	$19,683	$22,949
10/22	$20,623	$21,261	$24,290
11/22	$21,425	$22,412	$25,397
12/22	$19,984	$21,108	$23,453
01/23	$21,565	$22,524	$25,407
02/23	$21,020	$21,988	$25,106
03/23	$22,593	$22,683	$26,822
04/23	$22,921	$22,964	$27,086
05/23	$24,307	$23,071	$28,321
06/23	$26,020	$24,629	$30,258
07/23	$26,713	$25,476	$31,277
08/23	$26,449	$25,031	$30,996
09/23	$24,899	$23,854	$29,310
10/23	$24,844	$23,278	$28,893
11/23	$27,539	$25,452	$32,043
12/23	$28,567	$26,708	$33,462
01/24	$29,548	$27,081	$34,296
02/24	$31,301	$28,543	$36,636
03/24	$31,713	$29,458	$37,281
04/24	$30,506	$28,205	$35,700
05/24	$32,617	$29,533	$37,837
06/24	$34,720	$30,510	$40,388
07/24	$33,917	$30,954	$39,701
08/24	$34,766	$31,688	$40,528
09/24	$35,537	$32,366	$41,677
10/24	$35,195	$32,139	$41,539
11/24	$37,352	$34,209	$44,233
12/24	$37,477	$33,255	$44,623
01/25	$38,232	$34,313	$45,506
02/25	$37,009	$33,713	$43,871
03/25	$33,364	$31,762	$40,175
04/25	$34,151	$31,573	$40,887
05/25	$36,846	$33,589	$44,505
06/25	$39,221	$35,290	$47,342
07/25	$40,685	$36,074	$49,129
08/25	$41,059	$36,833	$49,679
09/25	$42,640	$38,110	$52,318
10/25	$44,540	$38,932	$54,218
11/25	$44,034	$39,027	$53,236
12/25	$43,466	$39,030	$52,906
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	15.98	13.90	15.83
Russell 1000® Index	17.37	13.59	14.59
Russell 1000® Growth Index	18.56	15.32	18.13

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,741,172,071
Total number of portfolio holdings	48
Management services fees (represents 0.68% of Fund average net assets)	$17,480,982
Portfolio turnover for the reporting period	43%

Columbia Variable Portfolio – Large Cap Growth Fund | Class 3 | ASR7013_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	19.1%
Systems Software	15.3%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	2.4%
Communications Equipment	1.2%
Other	0.7%

Top Holdings

NVIDIA Corp.	13.0%
Apple, Inc.	10.6%
Microsoft Corp.	10.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	5.1%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.7%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	2.9%
Netflix, Inc.	2.1%

Equity Sector Allocation

Information Technology	49.3%
Communication Services	14.6%
Consumer Discretionary	13.9%
Health Care	8.5%
Financials	6.0%
Industrials	4.1%
Consumer Staples	2.6%
Real Estate	0.7%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Growth Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Growth Fund | Class 3 | ASR7013_03_12_D01_(02/26) |

Columbia Variable Portfolio – Large Cap Index Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$27	0.25%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, health care, and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller allocations to the consumer discretionary and real estate sectors and larger allocations to the communication services sector buoyed the Fund’s relative results during the annual period.

Individual holdings | Positions in Alphabet, the holding company of Google and its subsidiaries; JPMorgan Chase, a multi-national financial services company; Citigroup, a global financial services company; Amazon.com, a global technology and commerce company; and Salesforce, a cloud software company specializing in customer relationship management, were among the top relative contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings to the consumer staples, financials and health care sectors modestly detracted from relative results.

Individual holdings | Fund positions in Apple, a technology company specializing in consumer electronics, software, and online services; NVIDIA, a semiconductor company; Broadcom, a semiconductor company; Home Depot, one of the world’s largest home improvement retailers; and Newmont, a gold mining company, were among the top relative detractors from the Fund’s performance during the period.

Columbia Variable Portfolio – Large Cap Index Fund | Class 1 | ASR7014_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Large Cap Index Fund Class 1 ($38,712)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,503	$9,504
02/16	$9,483	$9,491
03/16	$10,124	$10,135
04/16	$10,164	$10,174
05/16	$10,347	$10,357
06/16	$10,366	$10,384
07/16	$10,746	$10,766
08/16	$10,759	$10,782
09/16	$10,759	$10,784
10/16	$10,556	$10,587
11/16	$10,948	$10,979
12/16	$11,158	$11,196
01/17	$11,367	$11,408
02/17	$11,818	$11,861
03/17	$11,825	$11,875
04/17	$11,942	$11,997
05/17	$12,112	$12,166
06/17	$12,184	$12,242
07/17	$12,433	$12,494
08/17	$12,466	$12,532
09/17	$12,721	$12,790
10/17	$13,015	$13,089
11/17	$13,407	$13,490
12/17	$13,551	$13,640
01/18	$14,330	$14,421
02/18	$13,793	$13,890
03/18	$13,440	$13,537
04/18	$13,486	$13,589
05/18	$13,813	$13,916
06/18	$13,891	$14,002
07/18	$14,408	$14,523
08/18	$14,872	$14,996
09/18	$14,951	$15,081
10/18	$13,924	$14,050
11/18	$14,205	$14,337
12/18	$12,917	$13,042
01/19	$13,950	$14,087
02/19	$14,395	$14,540
03/19	$14,670	$14,822
04/19	$15,265	$15,422
05/19	$14,290	$14,442
06/19	$15,291	$15,460
07/19	$15,507	$15,682
08/19	$15,258	$15,434
09/19	$15,540	$15,723
10/19	$15,873	$16,063
11/19	$16,449	$16,646
12/19	$16,939	$17,149
01/20	$16,933	$17,142
02/20	$15,533	$15,731
03/20	$13,617	$13,788
04/20	$15,350	$15,555
05/20	$16,076	$16,296
06/20	$16,390	$16,620
07/20	$17,312	$17,558
08/20	$18,548	$18,820
09/20	$17,842	$18,105
10/20	$17,364	$17,623
11/20	$19,261	$19,552
12/20	$19,993	$20,304
01/21	$19,784	$20,099
02/21	$20,327	$20,653
03/21	$21,216	$21,558
04/21	$22,341	$22,708
05/21	$22,492	$22,867
06/21	$23,015	$23,401
07/21	$23,558	$23,956
08/21	$24,271	$24,685
09/21	$23,133	$23,537
10/21	$24,748	$25,186
11/21	$24,572	$25,011
12/21	$25,670	$26,132
01/22	$24,336	$24,780
02/22	$23,604	$24,038
03/22	$24,474	$24,931
04/22	$22,335	$22,757
05/22	$22,368	$22,798
06/22	$20,517	$20,916
07/22	$22,400	$22,845
08/22	$21,485	$21,913
09/22	$19,503	$19,895
10/22	$21,079	$21,506
11/22	$22,250	$22,708
12/22	$20,961	$21,399
01/23	$22,276	$22,744
02/23	$21,727	$22,189
03/23	$22,518	$23,004
04/23	$22,865	$23,363
05/23	$22,956	$23,464
06/23	$24,474	$25,015
07/23	$25,252	$25,818
08/23	$24,840	$25,407
09/23	$23,656	$24,196
10/23	$23,152	$23,687
11/23	$25,258	$25,850
12/23	$26,403	$27,025
01/24	$26,841	$27,479
02/24	$28,267	$28,946
03/24	$29,169	$29,878
04/24	$27,973	$28,657
05/24	$29,353	$30,078
06/24	$30,405	$31,157
07/24	$30,765	$31,537
08/24	$31,504	$32,302
09/24	$32,171	$32,992
10/24	$31,870	$32,692
11/24	$33,741	$34,611
12/24	$32,923	$33,786
01/25	$33,839	$34,727
02/25	$33,388	$34,274
03/25	$31,498	$32,343
04/25	$31,275	$32,124
05/25	$33,237	$34,146
06/25	$34,918	$35,882
07/25	$35,697	$36,687
08/25	$36,416	$37,431
09/25	$37,737	$38,797
10/25	$38,607	$39,706
11/25	$38,698	$39,803
12/25	$38,712	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	17.58	14.13	14.49
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,459,232,907
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$4,611,776
Portfolio turnover for the reporting period	3%

Columbia Variable Portfolio – Large Cap Index Fund | Class 1 | ASR7014_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Top Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | Class 1 | ASR7014_01_12_D01_(02/26) |

Columbia Variable Portfolio – Large Cap Index Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$54	0.50%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, health care, and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller allocations to the consumer discretionary and real estate sectors and larger allocations to the communication services sector buoyed the Fund’s relative results during the annual period.

Individual holdings | Positions in Alphabet, the holding company of Google and its subsidiaries; JPMorgan Chase, a multi-national financial services company; Citigroup, a global financial services company; Amazon.com, a global technology and commerce company; and Salesforce, a cloud software company specializing in customer relationship management, were among the top relative contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings to the consumer staples, financials and health care sectors modestly detracted from relative results.

Individual holdings | Fund positions in Apple, a technology company specializing in consumer electronics, software, and online services; NVIDIA, a semiconductor company; Broadcom, a semiconductor company; Home Depot, one of the world’s largest home improvement retailers; and Newmont, a gold mining company, were among the top relative detractors from the Fund’s performance during the period.

Columbia Variable Portfolio – Large Cap Index Fund | Class 2 | ASR7014_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Large Cap Index Fund Class 2 ($37,758)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,497	$9,504
02/16	$9,484	$9,491
03/16	$10,119	$10,135
04/16	$10,159	$10,174
05/16	$10,331	$10,357
06/16	$10,357	$10,384
07/16	$10,734	$10,766
08/16	$10,741	$10,782
09/16	$10,741	$10,784
10/16	$10,536	$10,587
11/16	$10,926	$10,979
12/16	$11,131	$11,196
01/17	$11,343	$11,408
02/17	$11,786	$11,861
03/17	$11,792	$11,875
04/17	$11,905	$11,997
05/17	$12,070	$12,166
06/17	$12,136	$12,242
07/17	$12,381	$12,494
08/17	$12,414	$12,532
09/17	$12,665	$12,790
10/17	$12,956	$13,089
11/17	$13,347	$13,490
12/17	$13,492	$13,640
01/18	$14,253	$14,421
02/18	$13,724	$13,890
03/18	$13,366	$13,537
04/18	$13,413	$13,589
05/18	$13,730	$13,916
06/18	$13,810	$14,002
07/18	$14,312	$14,523
08/18	$14,775	$14,996
09/18	$14,855	$15,081
10/18	$13,829	$14,050
11/18	$14,107	$14,337
12/18	$12,824	$13,042
01/19	$13,843	$14,087
02/19	$14,286	$14,540
03/19	$14,557	$14,822
04/19	$15,139	$15,422
05/19	$14,173	$14,442
06/19	$15,165	$15,460
07/19	$15,377	$15,682
08/19	$15,126	$15,434
09/19	$15,397	$15,723
10/19	$15,728	$16,063
11/19	$16,290	$16,646
12/19	$16,772	$17,149
01/20	$16,759	$17,142
02/20	$15,377	$15,731
03/20	$13,472	$13,788
04/20	$15,185	$15,555
05/20	$15,899	$16,296
06/20	$16,204	$16,620
07/20	$17,116	$17,558
08/20	$18,340	$18,820
09/20	$17,632	$18,105
10/20	$17,156	$17,623
11/20	$19,028	$19,552
12/20	$19,749	$20,304
01/21	$19,537	$20,099
02/21	$20,073	$20,653
03/21	$20,939	$21,558
04/21	$22,050	$22,708
05/21	$22,196	$22,867
06/21	$22,705	$23,401
07/21	$23,234	$23,956
08/21	$23,929	$24,685
09/21	$22,804	$23,537
10/21	$24,398	$25,186
11/21	$24,213	$25,011
12/21	$25,291	$26,132
01/22	$23,968	$24,780
02/22	$23,241	$24,038
03/22	$24,094	$24,931
04/22	$21,984	$22,757
05/22	$22,017	$22,798
06/22	$20,185	$20,916
07/22	$22,037	$22,845
08/22	$21,131	$21,913
09/22	$19,180	$19,895
10/22	$20,721	$21,506
11/22	$21,872	$22,708
12/22	$20,602	$21,399
01/23	$21,885	$22,744
02/23	$21,343	$22,189
03/23	$22,116	$23,004
04/23	$22,454	$23,363
05/23	$22,540	$23,464
06/23	$24,021	$25,015
07/23	$24,782	$25,818
08/23	$24,378	$25,407
09/23	$23,201	$24,196
10/23	$22,705	$23,687
11/23	$24,769	$25,850
12/23	$25,886	$27,025
01/24	$26,310	$27,479
02/24	$27,698	$28,946
03/24	$28,585	$29,878
04/24	$27,401	$28,657
05/24	$28,750	$30,078
06/24	$29,769	$31,157
07/24	$30,119	$31,537
08/24	$30,833	$32,302
09/24	$31,481	$32,992
10/24	$31,184	$32,692
11/24	$33,003	$34,611
12/24	$32,202	$33,786
01/25	$33,082	$34,727
02/25	$32,639	$34,274
03/25	$30,780	$32,343
04/25	$30,556	$32,124
05/25	$32,474	$34,146
06/25	$34,107	$35,882
07/25	$34,861	$36,687
08/25	$35,549	$37,431
09/25	$36,832	$38,797
10/25	$37,679	$39,706
11/25	$37,758	$39,803
12/25	$37,758	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	17.25	13.84	14.21
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,459,232,907
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$4,611,776
Portfolio turnover for the reporting period	3%

Columbia Variable Portfolio – Large Cap Index Fund | Class 2 | ASR7014_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Top Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | Class 2 | ASR7014_02_12_D01_(02/26) |

Columbia Variable Portfolio – Large Cap Index Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$41	0.38%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, health care, and communication services sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller allocations to the consumer discretionary and real estate sectors and larger allocations to the communication services sector buoyed the Fund’s relative results during the annual period.

Individual holdings | Positions in Alphabet, the holding company of Google and its subsidiaries; JPMorgan Chase, a multi-national financial services company; Citigroup, a global financial services company; Amazon.com, a global technology and commerce company; and Salesforce, a cloud software company specializing in customer relationship management, were among the top relative contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings to the consumer staples, financials and health care sectors modestly detracted from relative results.

Individual holdings | Fund positions in Apple, a technology company specializing in consumer electronics, software, and online services; NVIDIA, a semiconductor company; Broadcom, a semiconductor company; Home Depot, one of the world’s largest home improvement retailers; and Newmont, a gold mining company, were among the top relative detractors from the Fund’s performance during the period.

Columbia Variable Portfolio – Large Cap Index Fund | Class 3 | ASR7014_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Large Cap Index Fund Class 3 ($38,238)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,500	$9,504
02/16	$9,487	$9,491
03/16	$10,125	$10,135
04/16	$10,164	$10,174
05/16	$10,342	$10,357
06/16	$10,362	$10,384
07/16	$10,743	$10,766
08/16	$10,750	$10,782
09/16	$10,750	$10,784
10/16	$10,552	$10,587
11/16	$10,940	$10,979
12/16	$11,151	$11,196
01/17	$11,354	$11,408
02/17	$11,801	$11,861
03/17	$11,808	$11,875
04/17	$11,926	$11,997
05/17	$12,091	$12,166
06/17	$12,163	$12,242
07/17	$12,406	$12,494
08/17	$12,439	$12,532
09/17	$12,696	$12,790
10/17	$12,985	$13,089
11/17	$13,379	$13,490
12/17	$13,524	$13,640
01/18	$14,293	$14,421
02/18	$13,761	$13,890
03/18	$13,406	$13,537
04/18	$13,452	$13,589
05/18	$13,774	$13,916
06/18	$13,853	$14,002
07/18	$14,366	$14,523
08/18	$14,826	$14,996
09/18	$14,905	$15,081
10/18	$13,879	$14,050
11/18	$14,155	$14,337
12/18	$12,873	$13,042
01/19	$13,899	$14,087
02/19	$14,339	$14,540
03/19	$14,615	$14,822
04/19	$15,201	$15,422
05/19	$14,234	$14,442
06/19	$15,233	$15,460
07/19	$15,444	$15,682
08/19	$15,194	$15,434
09/19	$15,477	$15,723
10/19	$15,805	$16,063
11/19	$16,371	$16,646
12/19	$16,864	$17,149
01/20	$16,851	$17,142
02/20	$15,457	$15,731
03/20	$13,544	$13,788
04/20	$15,273	$15,555
05/20	$15,989	$16,296
06/20	$16,298	$16,620
07/20	$17,212	$17,558
08/20	$18,448	$18,820
09/20	$17,738	$18,105
10/20	$17,258	$17,623
11/20	$19,145	$19,552
12/20	$19,875	$20,304
01/21	$19,665	$20,099
02/21	$20,204	$20,653
03/21	$21,085	$21,558
04/21	$22,202	$22,708
05/21	$22,347	$22,867
06/21	$22,860	$23,401
07/21	$23,399	$23,956
08/21	$24,103	$24,685
09/21	$22,972	$23,537
10/21	$24,576	$25,186
11/21	$24,398	$25,011
12/21	$25,483	$26,132
01/22	$24,155	$24,780
02/22	$23,425	$24,038
03/22	$24,287	$24,931
04/22	$22,163	$22,757
05/22	$22,196	$22,798
06/22	$20,355	$20,916
07/22	$22,222	$22,845
08/22	$21,308	$21,913
09/22	$19,343	$19,895
10/22	$20,901	$21,506
11/22	$22,058	$22,708
12/22	$20,782	$21,399
01/23	$22,084	$22,744
02/23	$21,538	$22,189
03/23	$22,321	$23,004
04/23	$22,663	$23,363
05/23	$22,755	$23,464
06/23	$24,247	$25,015
07/23	$25,016	$25,818
08/23	$24,609	$25,407
09/23	$23,432	$24,196
10/23	$22,932	$23,687
11/23	$25,016	$25,850
12/23	$26,147	$27,025
01/24	$26,575	$27,479
02/24	$27,988	$28,946
03/24	$28,882	$29,878
04/24	$27,692	$28,657
05/24	$29,053	$30,078
06/24	$30,092	$31,157
07/24	$30,447	$31,537
08/24	$31,170	$32,302
09/24	$31,828	$32,992
10/24	$31,532	$32,692
11/24	$33,373	$34,611
12/24	$32,564	$33,786
01/25	$33,465	$34,727
02/25	$33,018	$34,274
03/25	$31,144	$32,343
04/25	$30,920	$32,124
05/25	$32,860	$34,146
06/25	$34,517	$35,882
07/25	$35,279	$36,687
08/25	$35,983	$37,431
09/25	$37,285	$38,797
10/25	$38,146	$39,706
11/25	$38,231	$39,803
12/25	$38,238	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	17.43	13.98	14.35
S&P 500® Index	17.88	14.42	14.82

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,459,232,907
Total number of portfolio holdings	505
Management services fees (represents 0.20% of Fund average net assets)	$4,611,776
Portfolio turnover for the reporting period	3%

Columbia Variable Portfolio – Large Cap Index Fund | Class 3 | ASR7014_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.0%
Financials	13.2%
Communication Services	10.4%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Other	1.8%

Top Holdings

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Asset Categories

Common Stocks	98.6%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | Class 3 | ASR7014_03_12_D01_(02/26) |

Columbia Variable Portfolio – Overseas Core Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$95	0.80%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, consumer discretionary and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller average allocations to the communication services and real estate sectors buoyed relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Societe Generale, a French bank; Samsung Electronics, a South Korean technology conglomerate; Pan American Silver, a Canadian silver miner; and National Bank of Greece, a Greek bank, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, communication services and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller average weightings in the financials, industrials and utilities sectors and a larger average weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Fund positions in Primo Brands, a North American beverage company; Burford Capital, a British litigation finance provider; Check Point Software Technologies, an Israeli cybersecurity company; Otsuka Corporation, a Japanese IT support services company; and Parade Technologies, a semiconductor company, were among the top detractors from the Fund’s relative performance.

Columbia Variable Portfolio – Overseas Core Fund | Class 1 | ASR7018_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Overseas Core Fund Class 1 ($21,233)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,301	$9,277
02/16	$8,846	$9,107
03/16	$9,469	$9,699
04/16	$9,573	$9,980
05/16	$9,647	$9,890
06/16	$9,159	$9,558
07/16	$9,553	$10,042
08/16	$9,501	$10,049
09/16	$9,624	$10,173
10/16	$9,310	$9,965
11/16	$9,131	$9,766
12/16	$9,400	$10,100
01/17	$9,617	$10,393
02/17	$9,721	$10,542
03/17	$9,934	$10,832
04/17	$10,312	$11,107
05/17	$10,742	$11,515
06/17	$10,755	$11,495
07/17	$11,113	$11,826
08/17	$11,136	$11,822
09/17	$11,476	$12,116
10/17	$11,690	$12,300
11/17	$11,743	$12,429
12/17	$11,987	$12,628
01/18	$12,613	$13,262
02/18	$12,002	$12,663
03/18	$12,015	$12,435
04/18	$12,046	$12,719
05/18	$11,814	$12,433
06/18	$11,580	$12,281
07/18	$11,682	$12,584
08/18	$11,416	$12,341
09/18	$11,570	$12,448
10/18	$10,699	$11,457
11/18	$10,692	$11,442
12/18	$9,993	$10,887
01/19	$10,935	$11,602
02/19	$11,233	$11,898
03/19	$11,262	$11,973
04/19	$11,531	$12,310
05/19	$10,796	$11,719
06/19	$11,420	$12,414
07/19	$11,234	$12,256
08/19	$11,141	$11,939
09/19	$11,445	$12,281
10/19	$11,865	$12,722
11/19	$12,126	$12,866
12/19	$12,539	$13,284
01/20	$12,221	$13,006
02/20	$11,238	$11,831
03/20	$9,230	$10,252
04/20	$10,248	$10,914
05/20	$10,908	$11,389
06/20	$11,267	$11,777
07/20	$11,564	$12,051
08/20	$12,082	$12,671
09/20	$11,826	$12,342
10/20	$11,326	$11,849
11/20	$12,962	$13,686
12/20	$13,682	$14,322
01/21	$13,528	$14,169
02/21	$13,981	$14,487
03/21	$14,560	$14,820
04/21	$14,908	$15,266
05/21	$15,334	$15,764
06/21	$14,917	$15,587
07/21	$14,986	$15,704
08/21	$15,444	$15,981
09/21	$15,065	$15,517
10/21	$15,195	$15,899
11/21	$14,416	$15,159
12/21	$15,045	$15,935
01/22	$14,676	$15,165
02/22	$14,297	$14,897
03/22	$14,081	$14,993
04/22	$13,147	$14,023
05/22	$13,468	$14,128
06/22	$12,128	$12,817
07/22	$12,586	$13,456
08/22	$12,204	$12,817
09/22	$10,972	$11,618
10/22	$11,637	$12,242
11/22	$12,990	$13,621
12/22	$12,837	$13,632
01/23	$13,786	$14,736
02/23	$13,360	$14,429
03/23	$13,666	$14,786
04/23	$13,989	$15,204
05/23	$13,332	$14,560
06/23	$13,833	$15,223
07/23	$14,300	$15,715
08/23	$14,022	$15,113
09/23	$13,633	$14,597
10/23	$13,132	$14,005
11/23	$14,100	$15,305
12/23	$14,845	$16,118
01/24	$14,645	$16,211
02/24	$14,656	$16,508
03/24	$15,184	$17,051
04/24	$14,835	$16,614
05/24	$15,601	$17,258
06/24	$15,240	$16,979
07/24	$15,845	$17,477
08/24	$16,345	$18,046
09/24	$16,589	$18,212
10/24	$15,845	$17,222
11/24	$15,915	$17,124
12/24	$15,357	$16,735
01/25	$16,066	$17,614
02/25	$16,391	$17,956
03/25	$16,782	$17,883
04/25	$17,447	$18,702
05/25	$18,171	$19,558
06/25	$19,037	$19,989
07/25	$18,812	$19,708
08/25	$19,797	$20,549
09/25	$20,283	$20,942
10/25	$20,390	$21,188
11/25	$20,699	$21,320
12/25	$21,233	$21,959
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	38.26	9.19	7.82
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,874,168,368
Total number of portfolio holdings	156
Management services fees (represents 0.75% of Fund average net assets)	$28,552,122
Portfolio turnover for the reporting period	57%

Columbia Variable Portfolio – Overseas Core Fund | Class 1 | ASR7018_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	23.5%
Netherlands	8.4%
United Kingdom	8.0%
United States	7.0%
France	6.3%
Australia	3.9%
Canada	3.8%
Greece	3.2%
Germany	3.1%
Italy	3.0%
Other	29.4%

Top Holdings

AstraZeneca PLC, ADR	2.4%
ING Groep NV	2.4%
Prosus NV, Class N	2.0%
Ping An Insurance Group Co. of China Ltd., Class H	2.0%
Check Point Software Technologies Ltd.	1.9%
Northern Star Resources Ltd.	1.9%
National Bank of Greece SA	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Powszechna Kasa Oszczednosci Bank Polski SA	1.8%
Shell PLC	1.8%

Equity Sector Allocation

Financials	21.4%
Information Technology	13.3%
Industrials	13.1%
Consumer Discretionary	11.8%
Health Care	10.1%
Consumer Staples	9.5%
Materials	7.2%
Energy	7.1%
Communication Services	2.4%
Utilities	1.5%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Overseas Core Fund | Class 1 | ASR7018_01_12_D01_(02/26) |

Columbia Variable Portfolio – Overseas Core Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$125	1.05%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, consumer discretionary and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller average allocations to the communication services and real estate sectors buoyed relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Societe Generale, a French bank; Samsung Electronics, a South Korean technology conglomerate; Pan American Silver, a Canadian silver miner; and National Bank of Greece, a Greek bank, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, communication services and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller average weightings in the financials, industrials and utilities sectors and a larger average weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Fund positions in Primo Brands, a North American beverage company; Burford Capital, a British litigation finance provider; Check Point Software Technologies, an Israeli cybersecurity company; Otsuka Corporation, a Japanese IT support services company; and Parade Technologies, a semiconductor company, were among the top detractors from the Fund’s relative performance.

Columbia Variable Portfolio – Overseas Core Fund | Class 2 | ASR7018_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Overseas Core Fund Class 2 ($20,701)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,306	$9,277
02/16	$8,841	$9,107
03/16	$9,462	$9,699
04/16	$9,558	$9,980
05/16	$9,632	$9,890
06/16	$9,152	$9,558
07/16	$9,540	$10,042
08/16	$9,480	$10,049
09/16	$9,605	$10,173
10/16	$9,283	$9,965
11/16	$9,103	$9,766
12/16	$9,373	$10,100
01/17	$9,582	$10,393
02/17	$9,695	$10,542
03/17	$9,901	$10,832
04/17	$10,272	$11,107
05/17	$10,703	$11,515
06/17	$10,710	$11,495
07/17	$11,060	$11,826
08/17	$11,083	$11,822
09/17	$11,424	$12,116
10/17	$11,630	$12,300
11/17	$11,684	$12,429
12/17	$11,920	$12,628
01/18	$12,546	$13,262
02/18	$11,936	$12,663
03/18	$11,940	$12,435
04/18	$11,971	$12,719
05/18	$11,740	$12,433
06/18	$11,507	$12,281
07/18	$11,608	$12,584
08/18	$11,335	$12,341
09/18	$11,489	$12,448
10/18	$10,621	$11,457
11/18	$10,613	$11,442
12/18	$9,916	$10,887
01/19	$10,848	$11,602
02/19	$11,145	$11,898
03/19	$11,161	$11,973
04/19	$11,428	$12,310
05/19	$10,704	$11,719
06/19	$11,319	$12,414
07/19	$11,133	$12,256
08/19	$11,040	$11,939
09/19	$11,328	$12,281
10/19	$11,746	$12,722
11/19	$12,006	$12,866
12/19	$12,410	$13,284
01/20	$12,093	$13,006
02/20	$11,115	$11,831
03/20	$9,134	$10,252
04/20	$10,138	$10,914
05/20	$10,786	$11,389
06/20	$11,129	$11,777
07/20	$11,425	$12,051
08/20	$11,931	$12,671
09/20	$11,687	$12,342
10/20	$11,181	$11,849
11/20	$12,797	$13,686
12/20	$13,505	$14,322
01/21	$13,352	$14,169
02/21	$13,793	$14,487
03/21	$14,369	$14,820
04/21	$14,704	$15,266
05/21	$15,127	$15,764
06/21	$14,704	$15,587
07/21	$14,773	$15,704
08/21	$15,227	$15,981
09/21	$14,841	$15,517
10/21	$14,969	$15,899
11/21	$14,198	$15,159
12/21	$14,821	$15,935
01/22	$14,455	$15,165
02/22	$14,069	$14,897
03/22	$13,866	$14,993
04/22	$12,940	$14,023
05/22	$13,249	$14,128
06/22	$11,920	$12,817
07/22	$12,374	$13,456
08/22	$11,996	$12,817
09/22	$10,784	$11,618
10/22	$11,444	$12,242
11/22	$12,764	$13,621
12/22	$12,612	$13,632
01/23	$13,543	$14,736
02/23	$13,110	$14,429
03/23	$13,423	$14,786
04/23	$13,731	$15,204
05/23	$13,093	$14,560
06/23	$13,566	$15,223
07/23	$14,028	$15,715
08/23	$13,742	$15,113
09/23	$13,368	$14,597
10/23	$12,873	$14,005
11/23	$13,819	$15,305
12/23	$14,545	$16,118
01/24	$14,347	$16,211
02/24	$14,347	$16,508
03/24	$14,868	$17,051
04/24	$14,524	$16,614
05/24	$15,269	$17,258
06/24	$14,913	$16,979
07/24	$15,498	$17,477
08/24	$15,992	$18,046
09/24	$16,233	$18,212
10/24	$15,498	$17,222
11/24	$15,556	$17,124
12/24	$15,005	$16,735
01/25	$15,705	$17,614
02/25	$16,015	$17,956
03/25	$16,397	$17,883
04/25	$17,040	$18,702
05/25	$17,742	$19,558
06/25	$18,584	$19,989
07/25	$18,362	$19,708
08/25	$19,309	$20,549
09/25	$19,789	$20,942
10/25	$19,894	$21,188
11/25	$20,186	$21,320
12/25	$20,701	$21,959
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	37.96	8.92	7.55
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,874,168,368
Total number of portfolio holdings	156
Management services fees (represents 0.75% of Fund average net assets)	$28,552,122
Portfolio turnover for the reporting period	57%

Columbia Variable Portfolio – Overseas Core Fund | Class 2 | ASR7018_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	23.5%
Netherlands	8.4%
United Kingdom	8.0%
United States	7.0%
France	6.3%
Australia	3.9%
Canada	3.8%
Greece	3.2%
Germany	3.1%
Italy	3.0%
Other	29.4%

Top Holdings

AstraZeneca PLC, ADR	2.4%
ING Groep NV	2.4%
Prosus NV, Class N	2.0%
Ping An Insurance Group Co. of China Ltd., Class H	2.0%
Check Point Software Technologies Ltd.	1.9%
Northern Star Resources Ltd.	1.9%
National Bank of Greece SA	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Powszechna Kasa Oszczednosci Bank Polski SA	1.8%
Shell PLC	1.8%

Equity Sector Allocation

Financials	21.4%
Information Technology	13.3%
Industrials	13.1%
Consumer Discretionary	11.8%
Health Care	10.1%
Consumer Staples	9.5%
Materials	7.2%
Energy	7.1%
Communication Services	2.4%
Utilities	1.5%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Overseas Core Fund | Class 2 | ASR7018_02_12_D01_(02/26) |

Columbia Variable Portfolio – Overseas Core Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Overseas Core Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$109	0.92%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, consumer discretionary and financials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller average allocations to the communication services and real estate sectors buoyed relative performance during the annual period.

Individual holdings | Positions in Northern Star Resources, an Australian gold miner; Societe Generale, a French bank; Samsung Electronics, a South Korean technology conglomerate; Pan American Silver, a Canadian silver miner; and National Bank of Greece, a Greek bank, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the consumer staples, communication services and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller average weightings in the financials, industrials and utilities sectors and a larger average weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Fund positions in Primo Brands, a North American beverage company; Burford Capital, a British litigation finance provider; Check Point Software Technologies, an Israeli cybersecurity company; Otsuka Corporation, a Japanese IT support services company; and Parade Technologies, a semiconductor company, were among the top detractors from the Fund’s relative performance.

Columbia Variable Portfolio – Overseas Core Fund | Class 3 | ASR7018_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Overseas Core Fund Class 3 ($20,968)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,308	$9,277
02/16	$8,851	$9,107
03/16	$9,473	$9,699
04/16	$9,569	$9,980
05/16	$9,643	$9,890
06/16	$9,159	$9,558
07/16	$9,554	$10,042
08/16	$9,494	$10,049
09/16	$9,621	$10,173
10/16	$9,300	$9,965
11/16	$9,120	$9,766
12/16	$9,390	$10,100
01/17	$9,606	$10,393
02/17	$9,711	$10,542
03/17	$9,920	$10,832
04/17	$10,298	$11,107
05/17	$10,729	$11,515
06/17	$10,738	$11,495
07/17	$11,089	$11,826
08/17	$11,119	$11,822
09/17	$11,456	$12,116
10/17	$11,670	$12,300
11/17	$11,723	$12,429
12/17	$11,959	$12,628
01/18	$12,585	$13,262
02/18	$11,975	$12,663
03/18	$11,987	$12,435
04/18	$12,011	$12,719
05/18	$11,787	$12,433
06/18	$11,550	$12,281
07/18	$11,651	$12,584
08/18	$11,378	$12,341
09/18	$11,536	$12,448
10/18	$10,667	$11,457
11/18	$10,659	$11,442
12/18	$9,962	$10,887
01/19	$10,894	$11,602
02/19	$11,192	$11,898
03/19	$11,214	$11,973
04/19	$11,482	$12,310
05/19	$10,756	$11,719
06/19	$11,375	$12,414
07/19	$11,190	$12,256
08/19	$11,097	$11,939
09/19	$11,388	$12,281
10/19	$11,816	$12,722
11/19	$12,067	$12,866
12/19	$12,485	$13,284
01/20	$12,158	$13,006
02/20	$11,188	$11,831
03/20	$9,185	$10,252
04/20	$10,200	$10,914
05/20	$10,858	$11,389
06/20	$11,200	$11,777
07/20	$11,496	$12,051
08/20	$12,013	$12,671
09/20	$11,763	$12,342
10/20	$11,255	$11,849
11/20	$12,885	$13,686
12/20	$13,599	$14,322
01/21	$13,445	$14,169
02/21	$13,896	$14,487
03/21	$14,469	$14,820
04/21	$14,815	$15,266
05/21	$15,239	$15,764
06/21	$14,819	$15,587
07/21	$14,889	$15,704
08/21	$15,344	$15,981
09/21	$14,962	$15,517
10/21	$15,091	$15,899
11/21	$14,316	$15,159
12/21	$14,942	$15,935
01/22	$14,575	$15,165
02/22	$14,187	$14,897
03/22	$13,978	$14,993
04/22	$13,048	$14,023
05/22	$13,358	$14,128
06/22	$12,025	$12,817
07/22	$12,492	$13,456
08/22	$12,101	$12,817
09/22	$10,875	$11,618
10/22	$11,547	$12,242
11/22	$12,882	$13,621
12/22	$12,730	$13,632
01/23	$13,675	$14,736
02/23	$13,240	$14,429
03/23	$13,550	$14,786
04/23	$13,871	$15,204
05/23	$13,218	$14,560
06/23	$13,705	$15,223
07/23	$14,169	$15,715
08/23	$13,893	$15,113
09/23	$13,506	$14,597
10/23	$13,008	$14,005
11/23	$13,970	$15,305
12/23	$14,699	$16,118
01/24	$14,501	$16,211
02/24	$14,512	$16,508
03/24	$15,031	$17,051
04/24	$14,685	$16,614
05/24	$15,434	$17,258
06/24	$15,087	$16,979
07/24	$15,676	$17,477
08/24	$16,172	$18,046
09/24	$16,415	$18,212
10/24	$15,676	$17,222
11/24	$15,745	$17,124
12/24	$15,191	$16,735
01/25	$15,895	$17,614
02/25	$16,219	$17,956
03/25	$16,600	$17,883
04/25	$17,247	$18,702
05/25	$17,966	$19,558
06/25	$18,825	$19,989
07/25	$18,601	$19,708
08/25	$19,567	$20,549
09/25	$20,038	$20,942
10/25	$20,155	$21,188
11/25	$20,461	$21,320
12/25	$20,968	$21,959
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)	38.03	9.05	7.69
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,874,168,368
Total number of portfolio holdings	156
Management services fees (represents 0.75% of Fund average net assets)	$28,552,122
Portfolio turnover for the reporting period	57%

Columbia Variable Portfolio – Overseas Core Fund | Class 3 | ASR7018_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	23.5%
Netherlands	8.4%
United Kingdom	8.0%
United States	7.0%
France	6.3%
Australia	3.9%
Canada	3.8%
Greece	3.2%
Germany	3.1%
Italy	3.0%
Other	29.4%

Top Holdings

AstraZeneca PLC, ADR	2.4%
ING Groep NV	2.4%
Prosus NV, Class N	2.0%
Ping An Insurance Group Co. of China Ltd., Class H	2.0%
Check Point Software Technologies Ltd.	1.9%
Northern Star Resources Ltd.	1.9%
National Bank of Greece SA	1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Powszechna Kasa Oszczednosci Bank Polski SA	1.8%
Shell PLC	1.8%

Equity Sector Allocation

Financials	21.4%
Information Technology	13.3%
Industrials	13.1%
Consumer Discretionary	11.8%
Health Care	10.1%
Consumer Staples	9.5%
Materials	7.2%
Energy	7.1%
Communication Services	2.4%
Utilities	1.5%
Other	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Overseas Core Fund | Class 3 | ASR7018_03_12_D01_(02/26) |

Columbia Variable Portfolio – Select Large Cap Value Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$79	0.69%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, health care, and energy sectors all boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the consumer discretionary and real estate sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Barrick Mining Corp, a global gold and copper mining company; Corning, a manufacturer of specialty glass, ceramics, and optical materials; CVS, a healthcare and pharmacy services provider; Applied Materials, a supplier of semiconductor manufacturing equipment; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s performance during the period.

Top Performance Detractors

Stock selection | Selections in the utilities, communications services, consumer discretionary, and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight in the energy sector, as well as neutral weights to the industrials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Centene Corp, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; Constellation Brands, a producer and marketer of beer, wine, and spirits; Teradata Corp, a provider of data analytics and cloud-based solutions; and EPAM Systems, a global IT services and digital transformation company, were top detractors from Fund performance during the period.

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 1 | ASR7020_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Large Cap Value Fund Class 1 ($32,695)	S&P 500® Index ($39,827)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,265	$9,504	$9,483
02/16	$9,271	$9,491	$9,481
03/16	$9,936	$10,135	$10,164
04/16	$10,134	$10,174	$10,377
05/16	$10,327	$10,357	$10,539
06/16	$10,321	$10,384	$10,630
07/16	$10,718	$10,766	$10,938
08/16	$10,887	$10,782	$11,023
09/16	$10,910	$10,784	$11,000
10/16	$10,828	$10,587	$10,829
11/16	$11,698	$10,979	$11,448
12/16	$11,995	$11,196	$11,734
01/17	$12,065	$11,408	$11,818
02/17	$12,532	$11,861	$12,242
03/17	$12,421	$11,875	$12,118
04/17	$12,515	$11,997	$12,095
05/17	$12,526	$12,166	$12,083
06/17	$12,713	$12,242	$12,281
07/17	$12,847	$12,494	$12,444
08/17	$12,795	$12,532	$12,299
09/17	$13,407	$12,790	$12,663
10/17	$13,588	$13,089	$12,755
11/17	$14,230	$13,490	$13,146
12/17	$14,510	$13,640	$13,337
01/18	$15,117	$14,421	$13,853
02/18	$14,300	$13,890	$13,192
03/18	$13,985	$13,537	$12,960
04/18	$14,119	$13,589	$13,002
05/18	$14,236	$13,916	$13,080
06/18	$14,212	$14,002	$13,112
07/18	$14,860	$14,523	$13,631
08/18	$14,901	$14,996	$13,832
09/18	$14,983	$15,081	$13,860
10/18	$13,880	$14,050	$13,142
11/18	$14,113	$14,337	$13,534
12/18	$12,736	$13,042	$12,235
01/19	$13,909	$14,087	$13,187
02/19	$14,183	$14,540	$13,608
03/19	$14,137	$14,822	$13,695
04/19	$14,948	$15,422	$14,181
05/19	$13,477	$14,442	$13,269
06/19	$14,621	$15,460	$14,221
07/19	$14,825	$15,682	$14,339
08/19	$14,172	$15,434	$13,918
09/19	$14,568	$15,723	$14,414
10/19	$14,977	$16,063	$14,616
11/19	$15,578	$16,646	$15,068
12/19	$16,144	$17,149	$15,482
01/20	$15,397	$17,142	$15,149
02/20	$13,915	$15,731	$13,682
03/20	$11,505	$13,788	$11,344
04/20	$13,069	$15,555	$12,619
05/20	$13,425	$16,296	$13,051
06/20	$13,751	$16,620	$12,965
07/20	$14,446	$17,558	$13,477
08/20	$15,105	$18,820	$14,035
09/20	$14,609	$18,105	$13,690
10/20	$14,358	$17,623	$13,510
11/20	$16,610	$19,552	$15,327
12/20	$17,287	$20,304	$15,915
01/21	$17,503	$20,099	$15,769
02/21	$18,711	$20,653	$16,722
03/21	$19,872	$21,558	$17,706
04/21	$20,630	$22,708	$18,414
05/21	$21,505	$22,867	$18,844
06/21	$20,904	$23,401	$18,628
07/21	$20,648	$23,956	$18,777
08/21	$20,788	$24,685	$19,150
09/21	$20,175	$23,537	$18,483
10/21	$21,354	$25,186	$19,422
11/21	$20,595	$25,011	$18,737
12/21	$21,832	$26,132	$19,919
01/22	$21,925	$24,780	$19,455
02/22	$22,252	$24,038	$19,229
03/22	$22,468	$24,931	$19,772
04/22	$21,173	$22,757	$18,657
05/22	$21,674	$22,798	$19,020
06/22	$19,393	$20,916	$17,358
07/22	$20,414	$22,845	$18,509
08/22	$20,058	$21,913	$17,957
09/22	$18,547	$19,895	$16,383
10/22	$20,741	$21,506	$18,063
11/22	$22,386	$22,708	$19,191
12/22	$21,429	$21,399	$18,418
01/23	$22,433	$22,744	$19,372
02/23	$21,663	$22,189	$18,689
03/23	$21,114	$23,004	$18,603
04/23	$21,149	$23,363	$18,883
05/23	$20,280	$23,464	$18,155
06/23	$21,791	$25,015	$19,361
07/23	$22,520	$25,818	$20,042
08/23	$21,546	$25,407	$19,501
09/23	$20,712	$24,196	$18,748
10/23	$20,204	$23,687	$18,087
11/23	$21,412	$25,850	$19,451
12/23	$22,585	$27,025	$20,529
01/24	$22,503	$27,479	$20,550
02/24	$23,016	$28,946	$21,308
03/24	$24,557	$29,878	$22,373
04/24	$23,851	$28,657	$21,418
05/24	$24,948	$30,078	$22,097
06/24	$24,621	$31,157	$21,889
07/24	$25,601	$31,537	$23,008
08/24	$25,846	$32,302	$23,625
09/24	$26,138	$32,992	$23,953
10/24	$25,782	$32,692	$23,689
11/24	$27,095	$34,611	$25,202
12/24	$25,490	$33,786	$23,478
01/25	$26,546	$34,727	$24,565
02/25	$26,552	$34,274	$24,665
03/25	$26,272	$32,343	$23,980
04/25	$25,443	$32,124	$23,249
05/25	$26,779	$34,146	$24,065
06/25	$27,870	$35,882	$24,888
07/25	$27,760	$36,687	$25,031
08/25	$29,242	$37,431	$25,829
09/25	$29,924	$38,797	$26,215
10/25	$30,443	$39,706	$26,330
11/25	$31,470	$39,803	$27,030
12/25	$32,695	$39,827	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	28.27	13.59	12.58
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Value Index	15.91	11.33	10.53

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,376,152,698
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$15,094,205
Portfolio turnover for the reporting period	31%

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 1 | ASR7020_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	18.3%
Information Technology	14.3%
Health Care	12.5%
Industrials	12.3%
Energy	9.5%
Materials	6.3%
Utilities	6.0%
Consumer Staples	5.9%
Communication Services	5.9%
Real Estate	3.4%
Other	3.0%

Top Holdings

Verizon Communications, Inc.	3.9%
Freeport-McMoRan, Inc.	3.8%
Boeing Co. (The)	3.4%
American Tower Corp.	3.4%
Salesforce, Inc.	3.4%
AES Corp. (The)	3.2%
Lowe's Companies, Inc.	3.0%
Constellation Brands, Inc., Class A	3.0%
Morgan Stanley	2.9%
EPAM Systems, Inc.	2.9%

Asset Categories

Common Stocks	97.4%
Money Market Funds	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 1 | ASR7020_01_12_D01_(02/26) |

Columbia Variable Portfolio – Select Large Cap Value Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$107	0.94%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, health care, and energy sectors all boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the consumer discretionary and real estate sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Barrick Mining Corp, a global gold and copper mining company; Corning, a manufacturer of specialty glass, ceramics, and optical materials; CVS, a healthcare and pharmacy services provider; Applied Materials, a supplier of semiconductor manufacturing equipment; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s performance during the period.

Top Performance Detractors

Stock selection | Selections in the utilities, communications services, consumer discretionary, and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight in the energy sector, as well as neutral weights to the industrials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Centene Corp, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; Constellation Brands, a producer and marketer of beer, wine, and spirits; Teradata Corp, a provider of data analytics and cloud-based solutions; and EPAM Systems, a global IT services and digital transformation company, were top detractors from Fund performance during the period.

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 2 | ASR7020_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Large Cap Value Fund Class 2 ($31,898)	S&P 500® Index ($39,827)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,261	$9,504	$9,483
02/16	$9,273	$9,491	$9,481
03/16	$9,929	$10,135	$10,164
04/16	$10,130	$10,174	$10,377
05/16	$10,313	$10,357	$10,539
06/16	$10,308	$10,384	$10,630
07/16	$10,704	$10,766	$10,938
08/16	$10,869	$10,782	$11,023
09/16	$10,893	$10,784	$11,000
10/16	$10,804	$10,587	$10,829
11/16	$11,674	$10,979	$11,448
12/16	$11,963	$11,196	$11,734
01/17	$12,034	$11,408	$11,818
02/17	$12,501	$11,861	$12,242
03/17	$12,383	$11,875	$12,118
04/17	$12,478	$11,997	$12,095
05/17	$12,484	$12,166	$12,083
06/17	$12,667	$12,242	$12,281
07/17	$12,797	$12,494	$12,444
08/17	$12,744	$12,532	$12,299
09/17	$13,347	$12,790	$12,663
10/17	$13,530	$13,089	$12,755
11/17	$14,163	$13,490	$13,146
12/17	$14,441	$13,640	$13,337
01/18	$15,038	$14,421	$13,853
02/18	$14,228	$13,890	$13,192
03/18	$13,909	$13,537	$12,960
04/18	$14,039	$13,589	$13,002
05/18	$14,151	$13,916	$13,080
06/18	$14,128	$14,002	$13,112
07/18	$14,766	$14,523	$13,631
08/18	$14,808	$14,996	$13,832
09/18	$14,879	$15,081	$13,860
10/18	$13,785	$14,050	$13,142
11/18	$14,009	$14,337	$13,534
12/18	$12,643	$13,042	$12,235
01/19	$13,802	$14,087	$13,187
02/19	$14,069	$14,540	$13,608
03/19	$14,027	$14,822	$13,695
04/19	$14,826	$15,422	$14,181
05/19	$13,365	$14,442	$13,269
06/19	$14,494	$15,460	$14,221
07/19	$14,695	$15,682	$14,339
08/19	$14,045	$15,434	$13,918
09/19	$14,435	$15,723	$14,414
10/19	$14,837	$16,063	$14,616
11/19	$15,429	$16,646	$15,068
12/19	$15,985	$17,149	$15,482
01/20	$15,240	$17,142	$15,149
02/20	$13,773	$15,731	$13,682
03/20	$11,384	$13,788	$11,344
04/20	$12,933	$15,555	$12,619
05/20	$13,276	$16,296	$13,051
06/20	$13,601	$16,620	$12,965
07/20	$14,281	$17,558	$13,477
08/20	$14,932	$18,820	$14,035
09/20	$14,441	$18,105	$13,690
10/20	$14,187	$17,623	$13,510
11/20	$16,410	$19,552	$15,327
12/20	$17,073	$20,304	$15,915
01/21	$17,286	$20,099	$15,769
02/21	$18,474	$20,653	$16,722
03/21	$19,616	$21,558	$17,706
04/21	$20,355	$22,708	$18,414
05/21	$21,218	$22,867	$18,844
06/21	$20,621	$23,401	$18,628
07/21	$20,361	$23,956	$18,777
08/21	$20,497	$24,685	$19,150
09/21	$19,894	$23,537	$18,483
10/21	$21,047	$25,186	$19,422
11/21	$20,296	$25,011	$18,737
12/21	$21,508	$26,132	$19,919
01/22	$21,597	$24,780	$19,455
02/22	$21,910	$24,038	$19,229
03/22	$22,123	$24,931	$19,772
04/22	$20,840	$22,757	$18,657
05/22	$21,331	$22,798	$19,020
06/22	$19,083	$20,916	$17,358
07/22	$20,089	$22,845	$18,509
08/22	$19,734	$21,913	$17,957
09/22	$18,238	$19,895	$16,383
10/22	$20,396	$21,506	$18,063
11/22	$22,005	$22,708	$19,191
12/22	$21,064	$21,399	$18,418
01/23	$22,040	$22,744	$19,372
02/23	$21,283	$22,189	$18,689
03/23	$20,739	$23,004	$18,603
04/23	$20,769	$23,363	$18,883
05/23	$19,911	$23,464	$18,155
06/23	$21,390	$25,015	$19,361
07/23	$22,105	$25,818	$20,042
08/23	$21,135	$25,407	$19,501
09/23	$20,319	$24,196	$18,748
10/23	$19,817	$23,687	$18,087
11/23	$20,999	$25,850	$19,451
12/23	$22,141	$27,025	$20,529
01/24	$22,058	$27,479	$20,550
02/24	$22,555	$28,946	$21,308
03/24	$24,063	$29,878	$22,373
04/24	$23,365	$28,657	$21,418
05/24	$24,429	$30,078	$22,097
06/24	$24,104	$31,157	$21,889
07/24	$25,062	$31,537	$23,008
08/24	$25,293	$32,302	$23,625
09/24	$25,577	$32,992	$23,953
10/24	$25,222	$32,692	$23,689
11/24	$26,499	$34,611	$25,202
12/24	$24,926	$33,786	$23,478
01/25	$25,955	$34,727	$24,565
02/25	$25,955	$34,274	$24,665
03/25	$25,677	$32,343	$23,980
04/25	$24,861	$32,124	$23,249
05/25	$26,162	$34,146	$24,065
06/25	$27,221	$35,882	$24,888
07/25	$27,108	$36,687	$25,031
08/25	$28,551	$37,431	$25,829
09/25	$29,213	$38,797	$26,215
10/25	$29,710	$39,706	$26,330
11/25	$30,704	$39,803	$27,030
12/25	$31,898	$39,827	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	27.97	13.32	12.30
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Value Index	15.91	11.33	10.53

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,376,152,698
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$15,094,205
Portfolio turnover for the reporting period	31%

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 2 | ASR7020_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	18.3%
Information Technology	14.3%
Health Care	12.5%
Industrials	12.3%
Energy	9.5%
Materials	6.3%
Utilities	6.0%
Consumer Staples	5.9%
Communication Services	5.9%
Real Estate	3.4%
Other	3.0%

Top Holdings

Verizon Communications, Inc.	3.9%
Freeport-McMoRan, Inc.	3.8%
Boeing Co. (The)	3.4%
American Tower Corp.	3.4%
Salesforce, Inc.	3.4%
AES Corp. (The)	3.2%
Lowe's Companies, Inc.	3.0%
Constellation Brands, Inc., Class A	3.0%
Morgan Stanley	2.9%
EPAM Systems, Inc.	2.9%

Asset Categories

Common Stocks	97.4%
Money Market Funds	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 2 | ASR7020_02_12_D01_(02/26) |

Columbia Variable Portfolio – Select Large Cap Value Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$94	0.82%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the materials, financials, industrials, health care, and energy sectors all boosted the Fund’s relative performance during the annual period.

Allocations | A large allocation to the information technology sector, as well as smaller allocations to the consumer discretionary and real estate sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Barrick Mining Corp, a global gold and copper mining company; Corning, a manufacturer of specialty glass, ceramics, and optical materials; CVS, a healthcare and pharmacy services provider; Applied Materials, a supplier of semiconductor manufacturing equipment; and Citigroup, a multinational banking and financial services corporation, were top contributors to the Fund’s performance during the period.

Top Performance Detractors

Stock selection | Selections in the utilities, communications services, consumer discretionary, and real estate sectors hurt the Fund’s relative performance during the annual period.

Allocations | An overweight in the energy sector, as well as neutral weights to the industrials and communication services sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Centene Corp, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; Constellation Brands, a producer and marketer of beer, wine, and spirits; Teradata Corp, a provider of data analytics and cloud-based solutions; and EPAM Systems, a global IT services and digital transformation company, were top detractors from Fund performance during the period.

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 3 | ASR7020_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Large Cap Value Fund Class 3 ($32,293)	S&P 500® Index ($39,827)	Russell 1000® Value Index ($27,213)
12/15	$10,000	$10,000	$10,000
01/16	$9,265	$9,504	$9,483
02/16	$9,271	$9,491	$9,481
03/16	$9,929	$10,135	$10,164
04/16	$10,135	$10,174	$10,377
05/16	$10,317	$10,357	$10,539
06/16	$10,312	$10,384	$10,630
07/16	$10,705	$10,766	$10,938
08/16	$10,876	$10,782	$11,023
09/16	$10,905	$10,784	$11,000
10/16	$10,817	$10,587	$10,829
11/16	$11,687	$10,979	$11,448
12/16	$11,981	$11,196	$11,734
01/17	$12,052	$11,408	$11,818
02/17	$12,516	$11,861	$12,242
03/17	$12,404	$11,875	$12,118
04/17	$12,499	$11,997	$12,095
05/17	$12,504	$12,166	$12,083
06/17	$12,693	$12,242	$12,281
07/17	$12,822	$12,494	$12,444
08/17	$12,769	$12,532	$12,299
09/17	$13,374	$12,790	$12,663
10/17	$13,557	$13,089	$12,755
11/17	$14,198	$13,490	$13,146
12/17	$14,474	$13,640	$13,337
01/18	$15,073	$14,421	$13,853
02/18	$14,262	$13,890	$13,192
03/18	$13,951	$13,537	$12,960
04/18	$14,080	$13,589	$13,002
05/18	$14,192	$13,916	$13,080
06/18	$14,168	$14,002	$13,112
07/18	$14,815	$14,523	$13,631
08/18	$14,856	$14,996	$13,832
09/18	$14,932	$15,081	$13,860
10/18	$13,833	$14,050	$13,142
11/18	$14,062	$14,337	$13,534
12/18	$12,693	$13,042	$12,235
01/19	$13,857	$14,087	$13,187
02/19	$14,127	$14,540	$13,608
03/19	$14,080	$14,822	$13,695
04/19	$14,885	$15,422	$14,181
05/19	$13,422	$14,442	$13,269
06/19	$14,556	$15,460	$14,221
07/19	$14,762	$15,682	$14,339
08/19	$14,109	$15,434	$13,918
09/19	$14,503	$15,723	$14,414
10/19	$14,909	$16,063	$14,616
11/19	$15,503	$16,646	$15,068
12/19	$16,061	$17,149	$15,482
01/20	$15,320	$17,142	$15,149
02/20	$13,845	$15,731	$13,682
03/20	$11,440	$13,788	$11,344
04/20	$12,998	$15,555	$12,619
05/20	$13,351	$16,296	$13,051
06/20	$13,674	$16,620	$12,965
07/20	$14,362	$17,558	$13,477
08/20	$15,021	$18,820	$14,035
09/20	$14,527	$18,105	$13,690
10/20	$14,274	$17,623	$13,510
11/20	$16,508	$19,552	$15,327
12/20	$17,178	$20,304	$15,915
01/21	$17,396	$20,099	$15,769
02/21	$18,589	$20,653	$16,722
03/21	$19,741	$21,558	$17,706
04/21	$20,494	$22,708	$18,414
05/21	$21,358	$22,867	$18,844
06/21	$20,764	$23,401	$18,628
07/21	$20,506	$23,956	$18,777
08/21	$20,641	$24,685	$19,150
09/21	$20,035	$23,537	$18,483
10/21	$21,199	$25,186	$19,422
11/21	$20,447	$25,011	$18,737
12/21	$21,670	$26,132	$19,919
01/22	$21,758	$24,780	$19,455
02/22	$22,081	$24,038	$19,229
03/22	$22,293	$24,931	$19,772
04/22	$21,005	$22,757	$18,657
05/22	$21,499	$22,798	$19,020
06/22	$19,242	$20,916	$17,358
07/22	$20,247	$22,845	$18,509
08/22	$19,894	$21,913	$17,957
09/22	$18,389	$19,895	$16,383
10/22	$20,564	$21,506	$18,063
11/22	$22,193	$22,708	$19,191
12/22	$21,246	$21,399	$18,418
01/23	$22,234	$22,744	$19,372
02/23	$21,470	$22,189	$18,689
03/23	$20,923	$23,004	$18,603
04/23	$20,958	$23,363	$18,883
05/23	$20,094	$23,464	$18,155
06/23	$21,587	$25,015	$19,361
07/23	$22,310	$25,818	$20,042
08/23	$21,340	$25,407	$19,501
09/23	$20,517	$24,196	$18,748
10/23	$20,006	$23,687	$18,087
11/23	$21,205	$25,850	$19,451
12/23	$22,357	$27,025	$20,529
01/24	$22,275	$27,479	$20,550
02/24	$22,787	$28,946	$21,308
03/24	$24,309	$29,878	$22,373
04/24	$23,604	$28,657	$21,418
05/24	$24,685	$30,078	$22,097
06/24	$24,362	$31,157	$21,889
07/24	$25,332	$31,537	$23,008
08/24	$25,567	$32,302	$23,625
09/24	$25,855	$32,992	$23,953
10/24	$25,503	$32,692	$23,689
11/24	$26,796	$34,611	$25,202
12/24	$25,209	$33,786	$23,478
01/25	$26,249	$34,727	$24,565
02/25	$26,249	$34,274	$24,665
03/25	$25,973	$32,343	$23,980
04/25	$25,150	$32,124	$23,249
05/25	$26,473	$34,146	$24,065
06/25	$27,543	$35,882	$24,888
07/25	$27,431	$36,687	$25,031
08/25	$28,895	$37,431	$25,829
09/25	$29,565	$38,797	$26,215
10/25	$30,071	$39,706	$26,330
11/25	$31,088	$39,803	$27,030
12/25	$32,293	$39,827	$27,213
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	28.10	13.46	12.44
S&P 500® Index	17.88	14.42	14.82
Russell 1000® Value Index	15.91	11.33	10.53

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,376,152,698
Total number of portfolio holdings	38
Management services fees (represents 0.67% of Fund average net assets)	$15,094,205
Portfolio turnover for the reporting period	31%

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 3 | ASR7020_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	18.3%
Information Technology	14.3%
Health Care	12.5%
Industrials	12.3%
Energy	9.5%
Materials	6.3%
Utilities	6.0%
Consumer Staples	5.9%
Communication Services	5.9%
Real Estate	3.4%
Other	3.0%

Top Holdings

Verizon Communications, Inc.	3.9%
Freeport-McMoRan, Inc.	3.8%
Boeing Co. (The)	3.4%
American Tower Corp.	3.4%
Salesforce, Inc.	3.4%
AES Corp. (The)	3.2%
Lowe's Companies, Inc.	3.0%
Constellation Brands, Inc., Class A	3.0%
Morgan Stanley	2.9%
EPAM Systems, Inc.	2.9%

Asset Categories

Common Stocks	97.4%
Money Market Funds	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Large Cap Value Fund | Class 3 | ASR7020_03_12_D01_(02/26) |

Columbia Variable Portfolio – Select Large Cap Equity Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$72	0.67%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and health care sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the consumer staples, materials and energy sectors and larger weightings in the real estate, industrials and communication services sectors benefited the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Citigroup Inc., a global banking and financial services provider; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in General Motors Company, an automotive manufacturer of cars and trucks, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate, consumer staples, communication services, and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the financials, utilities and consumer discretionary sectors and smaller weightings in the health care and information technology sectors detracted from the Fund relative performance during the annual period.

Individual holdings | A relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in AT&T Inc., a telecommunications and media company offering wireless and broadband services; a relative overweight position in Constellation Brands, a producer and marketer of alcoholic beverages; a relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; and a relative overweight position in Delta Air Lines, Inc., a major U.S. airline providing passenger and cargo services, were among the top detractors from the Fund’s relative performance.

Columbia Variable Portfolio – Select Large Cap Equity Fund | Class 1 | ASR7071_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Large Cap Equity Fund Class 1 ($26,890)	S&P 500® Index ($28,651)
01/04/18	$10,000	$10,000
01/31/18	$10,360	$10,374
02/28/18	$9,970	$9,992
03/31/18	$9,720	$9,738
04/30/18	$9,720	$9,775
05/31/18	$9,950	$10,011
06/30/18	$10,010	$10,072
07/31/18	$10,410	$10,447
08/31/18	$10,700	$10,788
09/30/18	$10,770	$10,849
10/31/18	$9,990	$10,108
11/30/18	$10,180	$10,314
12/31/18	$9,290	$9,382
01/31/19	$10,060	$10,134
02/28/19	$10,350	$10,460
03/31/19	$10,500	$10,663
04/30/19	$10,990	$11,095
05/31/19	$10,230	$10,390
06/30/19	$10,960	$11,122
07/31/19	$11,110	$11,282
08/31/19	$10,770	$11,103
09/30/19	$10,960	$11,311
10/31/19	$11,120	$11,556
11/30/19	$11,520	$11,975
12/31/19	$11,890	$12,337
01/31/20	$12,020	$12,332
02/29/20	$11,120	$11,317
03/31/20	$9,860	$9,919
04/30/20	$11,120	$11,190
05/31/20	$11,590	$11,723
06/30/20	$11,870	$11,956
07/31/20	$12,450	$12,631
08/31/20	$13,310	$13,539
09/30/20	$12,780	$13,024
10/31/20	$12,370	$12,678
11/30/20	$13,690	$14,065
12/31/20	$14,230	$14,606
01/31/21	$14,090	$14,459
02/28/21	$14,530	$14,858
03/31/21	$15,300	$15,508
04/30/21	$16,120	$16,336
05/31/21	$16,260	$16,450
06/30/21	$16,610	$16,834
07/31/21	$16,900	$17,234
08/31/21	$17,460	$17,758
09/30/21	$16,480	$16,932
10/31/21	$17,730	$18,118
11/30/21	$17,540	$17,993
12/31/21	$18,410	$18,799
01/31/22	$17,500	$17,826
02/28/22	$16,990	$17,293
03/31/22	$17,470	$17,935
04/30/22	$15,940	$16,371
05/31/22	$15,900	$16,401
06/30/22	$14,680	$15,047
07/31/22	$15,830	$16,434
08/31/22	$15,290	$15,764
09/30/22	$13,870	$14,312
10/31/22	$14,970	$15,471
11/30/22	$15,740	$16,336
12/31/22	$14,810	$15,394
01/31/23	$15,720	$16,362
02/28/23	$15,320	$15,962
03/31/23	$15,940	$16,549
04/30/23	$16,280	$16,807
05/31/23	$16,570	$16,880
06/30/23	$17,660	$17,995
07/31/23	$18,120	$18,573
08/31/23	$17,930	$18,278
09/30/23	$16,960	$17,406
10/31/23	$16,720	$17,040
11/30/23	$18,230	$18,596
12/31/23	$18,960	$19,441
01/31/24	$19,460	$19,768
02/29/24	$20,230	$20,823
03/31/24	$20,780	$21,493
04/30/24	$20,050	$20,616
05/31/24	$21,180	$21,638
06/30/24	$22,100	$22,414
07/31/24	$21,980	$22,687
08/31/24	$22,550	$23,237
09/30/24	$22,780	$23,734
10/31/24	$22,550	$23,518
11/30/24	$23,860	$24,899
12/31/24	$23,530	$24,305
01/31/25	$24,140	$24,982
02/28/25	$23,550	$24,656
03/31/25	$21,780	$23,267
04/30/25	$21,630	$23,109
05/31/25	$22,970	$24,564
06/30/25	$24,220	$25,813
07/31/25	$25,170	$26,392
08/31/25	$25,480	$26,927
09/30/25	$26,060	$27,910
10/31/25	$26,840	$28,564
11/30/25	$26,960	$28,634
12/31/25	$26,890	$28,651
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 1	14.28	13.57	13.18
S&P 500® Index	17.88	14.42	14.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,251,106,553
Total number of portfolio holdings	50
Management services fees (represents 0.66% of Fund average net assets)	$21,635,513
Portfolio turnover for the reporting period	44%

Columbia Variable Portfolio – Select Large Cap Equity Fund | Class 1 | ASR7071_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	33.1%
Financials	15.5%
Consumer Discretionary	12.7%
Communication Services	11.8%
Health Care	8.2%
Industrials	7.7%
Consumer Staples	4.2%
Utilities	4.1%
Energy	1.5%
Real Estate	1.0%

Top Holdings

NVIDIA Corp.	8.8%
Microsoft Corp.	7.9%
Alphabet, Inc., Class C	7.0%
Apple, Inc.	5.9%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.4%
JPMorgan Chase & Co.	3.1%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.4%
MasterCard, Inc., Class A	2.3%

Asset Categories

Common Stocks	99.8%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Equity Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Large Cap Equity Fund | Class 1 | ASR7071_01_12_D01_(02/26) |

Columbia Variable Portfolio – Select Large Cap Equity Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$98	0.92%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer discretionary and health care sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Smaller weightings in the consumer staples, materials and energy sectors and larger weightings in the real estate, industrials and communication services sectors benefited the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Citigroup Inc., a global banking and financial services provider; a relative overweight position in Insmed Incorporated, a biopharmaceutical firm focused on rare diseases; a relative overweight position in TE Connectivity plc, a manufacturer of connectors and sensor solutions; a relative overweight position in Exact Sciences Corporation, a diagnostics company specializing in cancer screening; and a relative overweight position in General Motors Company, an automotive manufacturer of cars and trucks, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate, consumer staples, communication services, and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the financials, utilities and consumer discretionary sectors and smaller weightings in the health care and information technology sectors detracted from the Fund relative performance during the annual period.

Individual holdings | A relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in AT&T Inc., a telecommunications and media company offering wireless and broadband services; a relative overweight position in Constellation Brands, a producer and marketer of alcoholic beverages; a relative underweight position in Oracle Corporation, a global provider of enterprise software and cloud solutions; and a relative overweight position in Delta Air Lines, Inc., a major U.S. airline providing passenger and cargo services, were among the top detractors from the Fund’s relative performance.

Columbia Variable Portfolio – Select Large Cap Equity Fund | Class 2 | ASR7071_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Large Cap Equity Fund Class 2 ($26,360)	S&P 500® Index ($28,651)
01/04/18	$10,000	$10,000
01/31/18	$10,360	$10,374
02/28/18	$9,970	$9,992
03/31/18	$9,710	$9,738
04/30/18	$9,720	$9,775
05/31/18	$9,940	$10,011
06/30/18	$10,000	$10,072
07/31/18	$10,400	$10,447
08/31/18	$10,680	$10,788
09/30/18	$10,750	$10,849
10/31/18	$9,970	$10,108
11/30/18	$10,150	$10,314
12/31/18	$9,270	$9,382
01/31/19	$10,030	$10,134
02/28/19	$10,320	$10,460
03/31/19	$10,460	$10,663
04/30/19	$10,950	$11,095
05/31/19	$10,190	$10,390
06/30/19	$10,910	$11,122
07/31/19	$11,060	$11,282
08/31/19	$10,730	$11,103
09/30/19	$10,910	$11,311
10/31/19	$11,070	$11,556
11/30/19	$11,470	$11,975
12/31/19	$11,830	$12,337
01/31/20	$11,960	$12,332
02/29/20	$11,060	$11,317
03/31/20	$9,810	$9,919
04/30/20	$11,060	$11,190
05/31/20	$11,520	$11,723
06/30/20	$11,790	$11,956
07/31/20	$12,370	$12,631
08/31/20	$13,220	$13,539
09/30/20	$12,690	$13,024
10/31/20	$12,290	$12,678
11/30/20	$13,590	$14,065
12/31/20	$14,120	$14,606
01/31/21	$13,980	$14,459
02/28/21	$14,420	$14,858
03/31/21	$15,180	$15,508
04/30/21	$15,990	$16,336
05/31/21	$16,120	$16,450
06/30/21	$16,460	$16,834
07/31/21	$16,750	$17,234
08/31/21	$17,300	$17,758
09/30/21	$16,330	$16,932
10/31/21	$17,560	$18,118
11/30/21	$17,370	$17,993
12/31/21	$18,230	$18,799
01/31/22	$17,320	$17,826
02/28/22	$16,810	$17,293
03/31/22	$17,280	$17,935
04/30/22	$15,760	$16,371
05/31/22	$15,730	$16,401
06/30/22	$14,510	$15,047
07/31/22	$15,650	$16,434
08/31/22	$15,110	$15,764
09/30/22	$13,710	$14,312
10/31/22	$14,790	$15,471
11/30/22	$15,550	$16,336
12/31/22	$14,620	$15,394
01/31/23	$15,520	$16,362
02/28/23	$15,120	$15,962
03/31/23	$15,730	$16,549
04/30/23	$16,060	$16,807
05/31/23	$16,340	$16,880
06/30/23	$17,420	$17,995
07/31/23	$17,870	$18,573
08/31/23	$17,680	$18,278
09/30/23	$16,720	$17,406
10/31/23	$16,480	$17,040
11/30/23	$17,970	$18,596
12/31/23	$18,680	$19,441
01/31/24	$19,170	$19,768
02/29/24	$19,930	$20,823
03/31/24	$20,460	$21,493
04/30/24	$19,740	$20,616
05/31/24	$20,840	$21,638
06/30/24	$21,740	$22,414
07/31/24	$21,620	$22,687
08/31/24	$22,180	$23,237
09/30/24	$22,400	$23,734
10/31/24	$22,170	$23,518
11/30/24	$23,450	$24,899
12/31/24	$23,130	$24,305
01/31/25	$23,710	$24,982
02/28/25	$23,140	$24,656
03/31/25	$21,390	$23,267
04/30/25	$21,240	$23,109
05/31/25	$22,550	$24,564
06/30/25	$23,770	$25,813
07/31/25	$24,700	$26,392
08/31/25	$25,000	$26,927
09/30/25	$25,560	$27,910
10/31/25	$26,320	$28,564
11/30/25	$26,440	$28,634
12/31/25	$26,360	$28,651
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Class 2	13.96	13.30	12.90
S&P 500® Index	17.88	14.42	14.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$3,251,106,553
Total number of portfolio holdings	50
Management services fees (represents 0.66% of Fund average net assets)	$21,635,513
Portfolio turnover for the reporting period	44%

Columbia Variable Portfolio – Select Large Cap Equity Fund | Class 2 | ASR7071_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	33.1%
Financials	15.5%
Consumer Discretionary	12.7%
Communication Services	11.8%
Health Care	8.2%
Industrials	7.7%
Consumer Staples	4.2%
Utilities	4.1%
Energy	1.5%
Real Estate	1.0%

Top Holdings

NVIDIA Corp.	8.8%
Microsoft Corp.	7.9%
Alphabet, Inc., Class C	7.0%
Apple, Inc.	5.9%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	3.4%
JPMorgan Chase & Co.	3.1%
Broadcom, Inc.	3.0%
Eli Lilly & Co.	2.4%
MasterCard, Inc., Class A	2.3%

Asset Categories

Common Stocks	99.8%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On July 2, 2025, the Fund supplemented its prospectus to change the Fund's name to Columbia Variable Portfolio - Cornerstone Equity Fund. This change will become effective May 1, 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Large Cap Equity Fund | Class 2 | ASR7071_02_12_D01_(02/26) |

Columbia Variable Portfolio – Select Mid Cap Value Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$88	0.82%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the real estate, industrials, and consumer staples sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Neutral allocations to the consumer staples and communication services sectors, as well as a smaller allocation to the materials sector lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; ATI, a producer of aerospace and defense; Welltower, a real estate investment trust focused on healthcare infrastructure; CACI, a provider of information technology and professional services for government clients; and Hasbro, a global toy and entertainment company, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, utilities, and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology and health care sectors both detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; Kemper, an insurance and financial services company; Centene, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from Fund performance during the period.

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 1 | ASR7021_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Mid Cap Value Fund Class 1 ($27,005)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,276	$9,436	$9,447
02/16	$9,310	$9,433	$9,514
03/16	$10,120	$10,097	$10,392
04/16	$10,280	$10,159	$10,615
05/16	$10,479	$10,341	$10,789
06/16	$10,456	$10,362	$10,887
07/16	$10,747	$10,774	$11,348
08/16	$10,787	$10,801	$11,324
09/16	$10,810	$10,818	$11,372
10/16	$10,531	$10,584	$11,096
11/16	$11,169	$11,058	$11,790
12/16	$11,415	$11,274	$12,000
01/17	$11,569	$11,486	$12,202
02/17	$11,854	$11,913	$12,542
03/17	$11,814	$11,921	$12,451
04/17	$11,837	$12,047	$12,475
05/17	$11,911	$12,171	$12,436
06/17	$12,037	$12,280	$12,621
07/17	$12,094	$12,512	$12,788
08/17	$11,871	$12,536	$12,549
09/17	$12,270	$12,842	$12,892
10/17	$12,447	$13,122	$12,995
11/17	$12,829	$13,521	$13,435
12/17	$12,961	$13,656	$13,601
01/18	$13,217	$14,375	$13,913
02/18	$12,584	$13,846	$13,228
03/18	$12,596	$13,568	$13,261
04/18	$12,675	$13,619	$13,326
05/18	$12,807	$14,004	$13,471
06/18	$12,847	$14,095	$13,580
07/18	$13,200	$14,563	$13,949
08/18	$13,309	$15,074	$14,139
09/18	$13,246	$15,099	$14,027
10/18	$12,242	$13,988	$13,017
11/18	$12,442	$14,268	$13,329
12/18	$11,238	$12,940	$11,930
01/19	$12,504	$14,051	$13,158
02/19	$13,046	$14,545	$13,576
03/19	$13,052	$14,757	$13,644
04/19	$13,662	$15,346	$14,094
05/19	$12,715	$14,353	$13,189
06/19	$13,571	$15,361	$14,080
07/19	$13,788	$15,590	$14,197
08/19	$13,394	$15,272	$13,696
09/19	$13,851	$15,540	$14,252
10/19	$13,759	$15,874	$14,328
11/19	$14,187	$16,478	$14,710
12/19	$14,792	$16,954	$15,158
01/20	$14,347	$16,935	$14,863
02/20	$12,772	$15,549	$13,391
03/20	$9,932	$13,410	$10,352
04/20	$11,244	$15,187	$11,734
05/20	$11,694	$15,999	$12,278
06/20	$11,814	$16,364	$12,416
07/20	$12,561	$17,294	$13,003
08/20	$13,132	$18,546	$13,518
09/20	$12,972	$17,871	$13,211
10/20	$13,126	$17,485	$13,334
11/20	$15,254	$19,613	$15,207
12/20	$15,898	$20,495	$15,910
01/21	$15,693	$20,404	$15,874
02/21	$17,171	$21,042	$17,104
03/21	$18,049	$21,796	$17,987
04/21	$18,922	$22,919	$18,857
05/21	$19,276	$23,024	$19,229
06/21	$18,888	$23,592	$19,005
07/21	$18,859	$23,991	$19,123
08/21	$19,082	$24,675	$19,532
09/21	$18,551	$23,568	$18,813
10/21	$19,578	$25,161	$19,815
11/21	$19,601	$24,778	$19,213
12/21	$21,038	$25,754	$20,419
01/22	$20,011	$24,239	$19,547
02/22	$20,331	$23,628	$19,456
03/22	$20,536	$24,395	$20,047
04/22	$19,247	$22,206	$18,856
05/22	$19,823	$22,176	$19,218
06/22	$17,633	$20,321	$17,105
07/22	$19,230	$22,227	$18,578
08/22	$18,779	$21,397	$18,009
09/22	$17,017	$19,413	$16,262
10/22	$18,848	$21,005	$17,798
11/22	$19,994	$22,102	$18,924
12/22	$19,053	$20,808	$17,962
01/23	$20,531	$22,241	$19,413
02/23	$19,966	$21,721	$18,791
03/23	$19,150	$22,302	$18,199
04/23	$19,190	$22,539	$18,201
05/23	$18,215	$22,627	$17,393
06/23	$19,897	$24,172	$18,902
07/23	$20,542	$25,039	$19,725
08/23	$19,732	$24,555	$19,027
09/23	$18,620	$23,386	$18,059
10/23	$17,701	$22,766	$17,164
11/23	$19,601	$24,888	$18,783
12/23	$21,015	$26,209	$20,246
01/24	$20,890	$26,499	$19,883
02/24	$21,694	$27,933	$20,833
03/24	$22,949	$28,835	$21,911
04/24	$22,133	$27,566	$20,765
05/24	$22,778	$28,868	$21,510
06/24	$22,379	$29,762	$21,166
07/24	$23,816	$30,315	$22,445
08/24	$24,141	$30,975	$22,868
09/24	$24,472	$31,616	$23,299
10/24	$23,976	$31,384	$23,006
11/24	$25,391	$33,471	$24,699
12/24	$23,651	$32,448	$22,892
01/25	$24,273	$33,473	$23,697
02/25	$23,868	$32,831	$23,265
03/25	$23,041	$30,916	$22,409
04/25	$22,379	$30,709	$21,853
05/25	$23,508	$32,655	$22,806
06/25	$24,398	$34,314	$23,607
07/25	$24,946	$35,070	$24,030
08/25	$26,030	$35,881	$24,751
09/25	$26,343	$37,120	$25,066
10/25	$26,252	$37,915	$24,814
11/25	$26,971	$38,019	$25,406
12/25	$27,005	$38,012	$25,421
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	14.18	11.18	10.44
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$251,649,444
Total number of portfolio holdings	49
Management services fees (represents 0.82% of Fund average net assets)	$1,995,991
Portfolio turnover for the reporting period	11%

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 1 | ASR7021_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	18.3%
Industrials	17.2%
Information Technology	10.4%
Consumer Discretionary	10.4%
Real Estate	8.8%
Utilities	7.6%
Health Care	7.3%
Consumer Staples	5.2%
Energy	5.1%
Materials	4.8%
Other	4.2%

Top Holdings

Entergy Corp.	3.2%
Corning, Inc.	3.0%
Welltower, Inc.	2.9%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Popular, Inc.	2.8%
Marathon Petroleum Corp.	2.7%
Ameren Corp.	2.7%
Southwest Airlines Co.	2.6%
Capital One Financial Corp.	2.5%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 1 | ASR7021_01_12_D01_(02/26) |

Columbia Variable Portfolio – Select Mid Cap Value Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$114	1.07%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the real estate, industrials, and consumer staples sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Neutral allocations to the consumer staples and communication services sectors, as well as a smaller allocation to the materials sector lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; ATI, a producer of aerospace and defense; Welltower, a real estate investment trust focused on healthcare infrastructure; CACI, a provider of information technology and professional services for government clients; and Hasbro, a global toy and entertainment company, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, utilities, and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology and health care sectors both detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; Kemper, an insurance and financial services company; Centene, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from Fund performance during the period.

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 2 | ASR7021_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Mid Cap Value Fund Class 2 ($26,336)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,273	$9,436	$9,447
02/16	$9,308	$9,433	$9,514
03/16	$10,110	$10,097	$10,392
04/16	$10,271	$10,159	$10,615
05/16	$10,467	$10,341	$10,789
06/16	$10,444	$10,362	$10,887
07/16	$10,727	$10,774	$11,348
08/16	$10,767	$10,801	$11,324
09/16	$10,785	$10,818	$11,372
10/16	$10,502	$10,584	$11,096
11/16	$11,143	$11,058	$11,790
12/16	$11,385	$11,274	$12,000
01/17	$11,535	$11,486	$12,202
02/17	$11,818	$11,913	$12,542
03/17	$11,777	$11,921	$12,451
04/17	$11,800	$12,047	$12,475
05/17	$11,864	$12,171	$12,436
06/17	$11,985	$12,280	$12,621
07/17	$12,043	$12,512	$12,788
08/17	$11,823	$12,536	$12,549
09/17	$12,216	$12,842	$12,892
10/17	$12,389	$13,122	$12,995
11/17	$12,764	$13,521	$13,435
12/17	$12,897	$13,656	$13,601
01/18	$13,145	$14,375	$13,913
02/18	$12,516	$13,846	$13,228
03/18	$12,522	$13,568	$13,261
04/18	$12,597	$13,619	$13,326
05/18	$12,729	$14,004	$13,471
06/18	$12,764	$14,095	$13,580
07/18	$13,110	$14,563	$13,949
08/18	$13,214	$15,074	$14,139
09/18	$13,156	$15,099	$14,027
10/18	$12,152	$13,988	$13,017
11/18	$12,349	$14,268	$13,329
12/18	$11,154	$12,940	$11,930
01/19	$12,406	$14,051	$13,158
02/19	$12,937	$14,545	$13,576
03/19	$12,949	$14,757	$13,644
04/19	$13,549	$15,346	$14,094
05/19	$12,608	$14,353	$13,189
06/19	$13,451	$15,361	$14,080
07/19	$13,664	$15,590	$14,197
08/19	$13,272	$15,272	$13,696
09/19	$13,722	$15,540	$14,252
10/19	$13,624	$15,874	$14,328
11/19	$14,045	$16,478	$14,710
12/19	$14,639	$16,954	$15,158
01/20	$14,201	$16,935	$14,863
02/20	$12,637	$15,549	$13,391
03/20	$9,827	$13,410	$10,352
04/20	$11,125	$15,187	$11,734
05/20	$11,564	$15,999	$12,278
06/20	$11,685	$16,364	$12,416
07/20	$12,418	$17,294	$13,003
08/20	$12,977	$18,546	$13,518
09/20	$12,816	$17,871	$13,211
10/20	$12,966	$17,485	$13,334
11/20	$15,066	$19,613	$15,207
12/20	$15,701	$20,495	$15,910
01/21	$15,493	$20,404	$15,874
02/21	$16,947	$21,042	$17,104
03/21	$17,813	$21,796	$17,987
04/21	$18,667	$22,919	$18,857
05/21	$19,013	$23,024	$19,229
06/21	$18,627	$23,592	$19,005
07/21	$18,592	$23,991	$19,123
08/21	$18,811	$24,675	$19,532
09/21	$18,280	$23,568	$18,813
10/21	$19,290	$25,161	$19,815
11/21	$19,313	$24,778	$19,213
12/21	$20,721	$25,754	$20,419
01/22	$19,711	$24,239	$19,547
02/22	$20,017	$23,628	$19,456
03/22	$20,214	$24,395	$20,047
04/22	$18,944	$22,206	$18,856
05/22	$19,504	$22,176	$19,218
06/22	$17,351	$20,321	$17,105
07/22	$18,915	$22,227	$18,578
08/22	$18,471	$21,397	$18,009
09/22	$16,728	$19,413	$16,262
10/22	$18,529	$21,005	$17,798
11/22	$19,648	$22,102	$18,924
12/22	$18,719	$20,808	$17,962
01/23	$20,173	$22,241	$19,413
02/23	$19,608	$21,721	$18,791
03/23	$18,806	$22,302	$18,199
04/23	$18,840	$22,539	$18,201
05/23	$17,877	$22,627	$17,393
06/23	$19,527	$24,172	$18,902
07/23	$20,150	$25,039	$19,725
08/23	$19,354	$24,555	$19,027
09/23	$18,263	$23,386	$18,059
10/23	$17,357	$22,766	$17,164
11/23	$19,215	$24,888	$18,783
12/23	$20,600	$26,209	$20,246
01/24	$20,473	$26,499	$19,883
02/24	$21,258	$27,933	$20,833
03/24	$22,481	$28,835	$21,911
04/24	$21,679	$27,566	$20,765
05/24	$22,302	$28,868	$21,510
06/24	$21,904	$29,762	$21,166
07/24	$23,306	$30,315	$22,445
08/24	$23,624	$30,975	$22,868
09/24	$23,935	$31,616	$23,299
10/24	$23,451	$31,384	$23,006
11/24	$24,824	$33,471	$24,699
12/24	$23,128	$32,448	$22,892
01/25	$23,728	$33,473	$23,697
02/25	$23,324	$32,831	$23,265
03/25	$22,510	$30,916	$22,409
04/25	$21,858	$30,709	$21,853
05/25	$22,960	$32,655	$22,806
06/25	$23,826	$34,314	$23,607
07/25	$24,351	$35,070	$24,030
08/25	$25,407	$35,881	$24,751
09/25	$25,707	$37,120	$25,066
10/25	$25,609	$37,915	$24,814
11/25	$26,313	$38,019	$25,406
12/25	$26,336	$38,012	$25,421
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	13.87	10.90	10.17
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$251,649,444
Total number of portfolio holdings	49
Management services fees (represents 0.82% of Fund average net assets)	$1,995,991
Portfolio turnover for the reporting period	11%

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 2 | ASR7021_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	18.3%
Industrials	17.2%
Information Technology	10.4%
Consumer Discretionary	10.4%
Real Estate	8.8%
Utilities	7.6%
Health Care	7.3%
Consumer Staples	5.2%
Energy	5.1%
Materials	4.8%
Other	4.2%

Top Holdings

Entergy Corp.	3.2%
Corning, Inc.	3.0%
Welltower, Inc.	2.9%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Popular, Inc.	2.8%
Marathon Petroleum Corp.	2.7%
Ameren Corp.	2.7%
Southwest Airlines Co.	2.6%
Capital One Financial Corp.	2.5%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 2 | ASR7021_02_12_D01_(02/26) |

Columbia Variable Portfolio – Select Mid Cap Value Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$101	0.94%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the real estate, industrials, and consumer staples sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Neutral allocations to the consumer staples and communication services sectors, as well as a smaller allocation to the materials sector lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; ATI, a producer of aerospace and defense; Welltower, a real estate investment trust focused on healthcare infrastructure; CACI, a provider of information technology and professional services for government clients; and Hasbro, a global toy and entertainment company, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the financials, health care, utilities, and materials sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology and health care sectors both detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; Kemper, an insurance and financial services company; Centene, a managed healthcare and insurance services provider; PG&E, a utility company delivering electricity and natural gas; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from Fund performance during the period.

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 3 | ASR7021_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Mid Cap Value Fund Class 3 ($26,661)	Russell 3000® Index ($38,012)	Russell Midcap® Value Index ($25,421)
12/15	$10,000	$10,000	$10,000
01/16	$9,271	$9,436	$9,447
02/16	$9,306	$9,433	$9,514
03/16	$10,109	$10,097	$10,392
04/16	$10,275	$10,159	$10,615
05/16	$10,470	$10,341	$10,789
06/16	$10,447	$10,362	$10,887
07/16	$10,734	$10,774	$11,348
08/16	$10,775	$10,801	$11,324
09/16	$10,797	$10,818	$11,372
10/16	$10,516	$10,584	$11,096
11/16	$11,153	$11,058	$11,790
12/16	$11,400	$11,274	$12,000
01/17	$11,549	$11,486	$12,202
02/17	$11,836	$11,913	$12,542
03/17	$11,796	$11,921	$12,451
04/17	$11,819	$12,047	$12,475
05/17	$11,888	$12,171	$12,436
06/17	$12,008	$12,280	$12,621
07/17	$12,065	$12,512	$12,788
08/17	$11,847	$12,536	$12,549
09/17	$12,243	$12,842	$12,892
10/17	$12,415	$13,122	$12,995
11/17	$12,794	$13,521	$13,435
12/17	$12,926	$13,656	$13,601
01/18	$13,178	$14,375	$13,913
02/18	$12,547	$13,846	$13,228
03/18	$12,553	$13,568	$13,261
04/18	$12,633	$13,619	$13,326
05/18	$12,765	$14,004	$13,471
06/18	$12,805	$14,095	$13,580
07/18	$13,150	$14,563	$13,949
08/18	$13,259	$15,074	$14,139
09/18	$13,201	$15,099	$14,027
10/18	$12,197	$13,988	$13,017
11/18	$12,392	$14,268	$13,329
12/18	$11,193	$12,940	$11,930
01/19	$12,450	$14,051	$13,158
02/19	$12,989	$14,545	$13,576
03/19	$12,995	$14,757	$13,644
04/19	$13,603	$15,346	$14,094
05/19	$12,662	$14,353	$13,189
06/19	$13,505	$15,361	$14,080
07/19	$13,723	$15,590	$14,197
08/19	$13,333	$15,272	$13,696
09/19	$13,787	$15,540	$14,252
10/19	$13,689	$15,874	$14,328
11/19	$14,114	$16,478	$14,710
12/19	$14,710	$16,954	$15,158
01/20	$14,268	$16,935	$14,863
02/20	$12,702	$15,549	$13,391
03/20	$9,880	$13,410	$10,352
04/20	$11,182	$15,187	$11,734
05/20	$11,629	$15,999	$12,278
06/20	$11,744	$16,364	$12,416
07/20	$12,490	$17,294	$13,003
08/20	$13,052	$18,546	$13,518
09/20	$12,892	$17,871	$13,211
10/20	$13,046	$17,485	$13,334
11/20	$15,158	$19,613	$15,207
12/20	$15,800	$20,495	$15,910
01/21	$15,588	$20,404	$15,874
02/21	$17,057	$21,042	$17,104
03/21	$17,929	$21,796	$17,987
04/21	$18,789	$22,919	$18,857
05/21	$19,139	$23,024	$19,229
06/21	$18,749	$23,592	$19,005
07/21	$18,721	$23,991	$19,123
08/21	$18,944	$24,675	$19,532
09/21	$18,411	$23,568	$18,813
10/21	$19,432	$25,161	$19,815
11/21	$19,455	$24,778	$19,213
12/21	$20,878	$25,754	$20,419
01/22	$19,857	$24,239	$19,547
02/22	$20,172	$23,628	$19,456
03/22	$20,373	$24,395	$20,047
04/22	$19,094	$22,206	$18,856
05/22	$19,661	$22,176	$19,218
06/22	$17,487	$20,321	$17,105
07/22	$19,065	$22,227	$18,578
08/22	$18,623	$21,397	$18,009
09/22	$16,867	$19,413	$16,262
10/22	$18,680	$21,005	$17,798
11/22	$19,816	$22,102	$18,924
12/22	$18,881	$20,808	$17,962
01/23	$20,344	$22,241	$19,413
02/23	$19,782	$21,721	$18,791
03/23	$18,973	$22,302	$18,199
04/23	$19,013	$22,539	$18,201
05/23	$18,044	$22,627	$17,393
06/23	$19,707	$24,172	$18,902
07/23	$20,338	$25,039	$19,725
08/23	$19,535	$24,555	$19,027
09/23	$18,434	$23,386	$18,059
10/23	$17,522	$22,766	$17,164
11/23	$19,403	$24,888	$18,783
12/23	$20,803	$26,209	$20,246
01/24	$20,677	$26,499	$19,883
02/24	$21,469	$27,933	$20,833
03/24	$22,708	$28,835	$21,911
04/24	$21,899	$27,566	$20,765
05/24	$22,530	$28,868	$21,510
06/24	$22,134	$29,762	$21,166
07/24	$23,557	$30,315	$22,445
08/24	$23,878	$30,975	$22,868
09/24	$24,200	$31,616	$23,299
10/24	$23,706	$31,384	$23,006
11/24	$25,100	$33,471	$24,699
12/24	$23,385	$32,448	$22,892
01/25	$23,993	$33,473	$23,697
02/25	$23,586	$32,831	$23,265
03/25	$22,765	$30,916	$22,409
04/25	$22,111	$30,709	$21,853
05/25	$23,230	$32,655	$22,806
06/25	$24,108	$34,314	$23,607
07/25	$24,641	$35,070	$24,030
08/25	$25,714	$35,881	$24,751
09/25	$26,018	$37,120	$25,066
10/25	$25,921	$37,915	$24,814
11/25	$26,632	$38,019	$25,406
12/25	$26,661	$38,012	$25,421
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	14.01	11.03	10.30
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Value Index	11.05	9.83	9.78

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$251,649,444
Total number of portfolio holdings	49
Management services fees (represents 0.82% of Fund average net assets)	$1,995,991
Portfolio turnover for the reporting period	11%

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 3 | ASR7021_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	18.3%
Industrials	17.2%
Information Technology	10.4%
Consumer Discretionary	10.4%
Real Estate	8.8%
Utilities	7.6%
Health Care	7.3%
Consumer Staples	5.2%
Energy	5.1%
Materials	4.8%
Other	4.2%

Top Holdings

Entergy Corp.	3.2%
Corning, Inc.	3.0%
Welltower, Inc.	2.9%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Popular, Inc.	2.8%
Marathon Petroleum Corp.	2.7%
Ameren Corp.	2.7%
Southwest Airlines Co.	2.6%
Capital One Financial Corp.	2.5%

Asset Categories

Common Stocks	99.3%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Value Fund | Class 3 | ASR7021_03_12_D01_(02/26) |

Columbia Variable Portfolio – Select Mid Cap Growth Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$88	0.82%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the utilities sector buoyed Fund performance relative to its benchmark during the annual period.

Individual holdings | Positions in Robinhood Markets, a financial services platform company, Talen Energy, an alternative power generation company, and Carpenter Technology, a specialty metal producer company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight positions in the communication services sector detracted from relative performance.

Individual holdings | Positions in Palantir, a software company, FTAI Aviation, an aerospace company, and Wingstop, a restaurant franchisor company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 1 | ASR7017_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 1 ($31,537)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,117	$9,436	$9,243
02/16	$9,141	$9,433	$9,388
03/16	$9,829	$10,097	$10,058
04/16	$9,844	$10,159	$10,052
05/16	$9,951	$10,341	$10,217
06/16	$9,829	$10,362	$10,215
07/16	$10,180	$10,774	$10,721
08/16	$10,190	$10,801	$10,689
09/16	$10,283	$10,818	$10,684
10/16	$9,902	$10,584	$10,250
11/16	$10,254	$11,058	$10,696
12/16	$10,229	$11,274	$10,733
01/17	$10,688	$11,486	$11,091
02/17	$10,990	$11,913	$11,410
03/17	$10,980	$11,921	$11,473
04/17	$11,166	$12,047	$11,643
05/17	$11,424	$12,171	$11,921
06/17	$11,439	$12,280	$11,956
07/17	$11,615	$12,512	$12,156
08/17	$11,649	$12,536	$12,242
09/17	$11,980	$12,842	$12,588
10/17	$12,298	$13,122	$12,940
11/17	$12,556	$13,521	$13,373
12/17	$12,580	$13,656	$13,445
01/18	$13,278	$14,375	$14,206
02/18	$12,717	$13,846	$13,760
03/18	$12,737	$13,568	$13,737
04/18	$12,771	$13,619	$13,607
05/18	$13,415	$14,004	$14,116
06/18	$13,507	$14,095	$14,171
07/18	$13,693	$14,563	$14,475
08/18	$14,273	$15,074	$15,309
09/18	$14,278	$15,099	$15,244
10/18	$12,844	$13,988	$13,735
11/18	$13,229	$14,268	$14,084
12/18	$11,980	$12,940	$12,806
01/19	$13,166	$14,051	$14,278
02/19	$13,883	$14,545	$15,115
03/19	$14,205	$14,757	$15,319
04/19	$15,039	$15,346	$16,008
05/19	$14,283	$14,353	$15,087
06/19	$15,122	$15,361	$16,146
07/19	$15,302	$15,590	$16,523
08/19	$14,785	$15,272	$16,222
09/19	$14,776	$15,540	$16,038
10/19	$15,156	$15,874	$16,335
11/19	$15,912	$16,478	$17,148
12/19	$16,195	$16,954	$17,348
01/20	$16,293	$16,935	$17,511
02/20	$15,254	$15,549	$16,303
03/20	$13,122	$13,410	$13,872
04/20	$14,917	$15,187	$16,044
05/20	$16,517	$15,999	$17,656
06/20	$16,917	$16,364	$18,070
07/20	$18,415	$17,294	$19,513
08/20	$18,776	$18,546	$20,044
09/20	$18,898	$17,871	$19,763
10/20	$18,976	$17,485	$19,788
11/20	$20,888	$19,613	$22,445
12/20	$21,932	$20,495	$23,522
01/21	$21,946	$20,404	$23,444
02/21	$22,673	$21,042	$23,844
03/21	$22,517	$21,796	$23,389
04/21	$23,722	$22,919	$24,703
05/21	$23,146	$23,024	$24,326
06/21	$24,780	$23,592	$25,979
07/21	$25,356	$23,991	$26,246
08/21	$26,063	$24,675	$27,094
09/21	$24,507	$23,568	$25,781
10/21	$26,629	$25,161	$27,589
11/21	$26,059	$24,778	$26,423
12/21	$25,566	$25,754	$26,516
01/22	$21,668	$24,239	$23,094
02/22	$21,449	$23,628	$22,814
03/22	$21,576	$24,395	$23,180
04/22	$18,751	$22,206	$20,570
05/22	$18,049	$22,176	$19,774
06/22	$16,683	$20,321	$18,296
07/22	$19,239	$22,227	$20,535
08/22	$18,663	$21,397	$19,862
09/22	$16,932	$19,413	$18,176
10/22	$18,224	$21,005	$19,605
11/22	$18,722	$22,102	$20,671
12/22	$17,683	$20,808	$19,431
01/23	$19,229	$22,241	$21,126
02/23	$19,063	$21,721	$20,918
03/23	$19,659	$22,302	$21,206
04/23	$19,346	$22,539	$20,899
05/23	$19,576	$22,627	$20,912
06/23	$21,254	$24,172	$22,528
07/23	$21,834	$25,039	$23,210
08/23	$20,849	$24,555	$22,444
09/23	$19,722	$23,386	$21,351
10/23	$18,624	$22,766	$20,262
11/23	$20,820	$24,888	$22,733
12/23	$22,146	$26,209	$24,457
01/24	$22,337	$26,499	$24,325
02/24	$24,151	$27,933	$26,154
03/24	$24,693	$28,835	$26,779
04/24	$23,127	$27,566	$25,224
05/24	$23,420	$28,868	$25,493
06/24	$23,785	$29,762	$25,919
07/24	$24,020	$30,315	$26,076
08/24	$24,302	$30,975	$26,724
09/24	$25,288	$31,616	$27,614
10/24	$25,624	$31,384	$28,097
11/24	$29,473	$33,471	$31,842
12/24	$27,390	$32,448	$29,863
01/25	$29,215	$33,473	$31,768
02/25	$27,459	$32,831	$29,958
03/25	$24,624	$30,916	$27,736
04/25	$25,439	$30,709	$28,668
05/25	$28,132	$32,655	$31,416
06/25	$30,771	$34,314	$32,785
07/25	$31,522	$35,070	$33,451
08/25	$31,805	$35,881	$33,785
09/25	$32,683	$37,120	$33,696
10/25	$33,361	$37,915	$33,602
11/25	$31,844	$38,019	$32,889
12/25	$31,537	$38,012	$32,448
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	15.14	7.53	12.17
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$472,684,458
Total number of portfolio holdings	69
Management services fees (represents 0.82% of Fund average net assets)	$3,835,732
Portfolio turnover for the reporting period	195%

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 1 | ASR7017_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	23.9%
Consumer Discretionary	19.7%
Information Technology	17.9%
Communication Services	13.8%
Health Care	13.4%
Financials	5.2%
Consumer Staples	5.1%
Materials	0.7%

Top Holdings

Vertiv Holdings Co.	3.2%
Take-Two Interactive Software, Inc.	3.0%
Carpenter Technology Corp.	2.9%
Howmet Aerospace, Inc.	2.9%
MongoDB, Inc.	2.8%
Spotify Technology SA	2.7%
DoorDash, Inc., Class A	2.7%
Celsius Holdings, Inc.	2.5%
RBC Bearings, Inc.	2.4%
SharkNinja, Inc.	2.3%

Asset Categories

Common Stocks	99.7%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 1 | ASR7017_01_12_D01_(02/26) |

Columbia Variable Portfolio – Select Mid Cap Growth Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$115	1.07%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the utilities sector buoyed Fund performance relative to its benchmark during the annual period.

Individual holdings | Positions in Robinhood Markets, a financial services platform company, Talen Energy, an alternative power generation company, and Carpenter Technology, a specialty metal producer company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight positions in the communication services sector detracted from relative performance.

Individual holdings | Positions in Palantir, a software company, FTAI Aviation, an aerospace company, and Wingstop, a restaurant franchisor company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 2 | ASR7017_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 2 ($30,756)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,110	$9,436	$9,243
02/16	$9,135	$9,433	$9,388
03/16	$9,822	$10,097	$10,058
04/16	$9,837	$10,159	$10,052
05/16	$9,936	$10,341	$10,217
06/16	$9,817	$10,362	$10,215
07/16	$10,163	$10,774	$10,721
08/16	$10,168	$10,801	$10,689
09/16	$10,262	$10,818	$10,684
10/16	$9,881	$10,584	$10,250
11/16	$10,227	$11,058	$10,696
12/16	$10,203	$11,274	$10,733
01/17	$10,657	$11,486	$11,091
02/17	$10,959	$11,913	$11,410
03/17	$10,944	$11,921	$11,473
04/17	$11,127	$12,047	$11,643
05/17	$11,379	$12,171	$11,921
06/17	$11,394	$12,280	$11,956
07/17	$11,567	$12,512	$12,156
08/17	$11,597	$12,536	$12,242
09/17	$11,928	$12,842	$12,588
10/17	$12,239	$13,122	$12,940
11/17	$12,496	$13,521	$13,373
12/17	$12,516	$13,656	$13,445
01/18	$13,203	$14,375	$14,206
02/18	$12,650	$13,846	$13,760
03/18	$12,664	$13,568	$13,737
04/18	$12,699	$13,619	$13,607
05/18	$13,332	$14,004	$14,116
06/18	$13,421	$14,095	$14,171
07/18	$13,604	$14,563	$14,475
08/18	$14,177	$15,074	$15,309
09/18	$14,177	$15,099	$15,244
10/18	$12,753	$13,988	$13,735
11/18	$13,134	$14,268	$14,084
12/18	$11,893	$12,940	$12,806
01/19	$13,060	$14,051	$14,278
02/19	$13,772	$14,545	$15,115
03/19	$14,088	$14,757	$15,319
04/19	$14,909	$15,346	$16,008
05/19	$14,157	$14,353	$15,087
06/19	$14,988	$15,361	$16,146
07/19	$15,166	$15,590	$16,523
08/19	$14,647	$15,272	$16,222
09/19	$14,637	$15,540	$16,038
10/19	$15,007	$15,874	$16,335
11/19	$15,759	$16,478	$17,148
12/19	$16,036	$16,954	$17,348
01/20	$16,129	$16,935	$17,511
02/20	$15,096	$15,549	$16,303
03/20	$12,981	$13,410	$13,872
04/20	$14,750	$15,187	$16,044
05/20	$16,332	$15,999	$17,656
06/20	$16,723	$16,364	$18,070
07/20	$18,201	$17,294	$19,513
08/20	$18,557	$18,546	$20,044
09/20	$18,670	$17,871	$19,763
10/20	$18,749	$17,485	$19,788
11/20	$20,633	$19,613	$22,445
12/20	$21,661	$20,495	$23,522
01/21	$21,671	$20,404	$23,444
02/21	$22,383	$21,042	$23,844
03/21	$22,219	$21,796	$23,389
04/21	$23,401	$22,919	$24,703
05/21	$22,832	$23,024	$24,326
06/21	$24,439	$23,592	$25,979
07/21	$25,002	$23,991	$26,246
08/21	$25,694	$24,675	$27,094
09/21	$24,157	$23,568	$25,781
10/21	$26,243	$25,161	$27,589
11/21	$25,675	$24,778	$26,423
12/21	$25,185	$25,754	$26,516
01/22	$21,340	$24,239	$23,094
02/22	$21,117	$23,628	$22,814
03/22	$21,241	$24,395	$23,180
04/22	$18,453	$22,206	$20,570
05/22	$17,761	$22,176	$19,774
06/22	$16,411	$20,321	$18,296
07/22	$18,922	$22,227	$20,535
08/22	$18,349	$21,397	$19,862
09/22	$16,649	$19,413	$18,176
10/22	$17,914	$21,005	$19,605
11/22	$18,398	$22,102	$20,671
12/22	$17,375	$20,808	$19,431
01/23	$18,888	$22,241	$21,126
02/23	$18,720	$21,721	$20,918
03/23	$19,303	$22,302	$21,206
04/23	$18,997	$22,539	$20,899
05/23	$19,214	$22,627	$20,912
06/23	$20,855	$24,172	$22,528
07/23	$21,424	$25,039	$23,210
08/23	$20,450	$24,555	$22,444
09/23	$19,343	$23,386	$21,351
10/23	$18,260	$22,766	$20,262
11/23	$20,410	$24,888	$22,733
12/23	$21,705	$26,209	$24,457
01/24	$21,888	$26,499	$24,325
02/24	$23,658	$27,933	$26,154
03/24	$24,187	$28,835	$26,779
04/24	$22,645	$27,566	$25,224
05/24	$22,926	$28,868	$25,493
06/24	$23,282	$29,762	$25,919
07/24	$23,510	$30,315	$26,076
08/24	$23,777	$30,975	$26,724
09/24	$24,740	$31,616	$27,614
10/24	$25,062	$31,384	$28,097
11/24	$28,819	$33,471	$31,842
12/24	$26,777	$32,448	$29,863
01/25	$28,557	$33,473	$31,768
02/25	$26,836	$32,831	$29,958
03/25	$24,058	$30,916	$27,736
04/25	$24,849	$30,709	$28,668
05/25	$27,474	$32,655	$31,416
06/25	$30,044	$34,314	$32,785
07/25	$30,776	$35,070	$33,451
08/25	$31,043	$35,881	$33,785
09/25	$31,893	$37,120	$33,696
10/25	$32,551	$37,915	$33,602
11/25	$31,063	$38,019	$32,889
12/25	$30,756	$38,012	$32,448
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	14.86	7.26	11.89
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$472,684,458
Total number of portfolio holdings	69
Management services fees (represents 0.82% of Fund average net assets)	$3,835,732
Portfolio turnover for the reporting period	195%

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 2 | ASR7017_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	23.9%
Consumer Discretionary	19.7%
Information Technology	17.9%
Communication Services	13.8%
Health Care	13.4%
Financials	5.2%
Consumer Staples	5.1%
Materials	0.7%

Top Holdings

Vertiv Holdings Co.	3.2%
Take-Two Interactive Software, Inc.	3.0%
Carpenter Technology Corp.	2.9%
Howmet Aerospace, Inc.	2.9%
MongoDB, Inc.	2.8%
Spotify Technology SA	2.7%
DoorDash, Inc., Class A	2.7%
Celsius Holdings, Inc.	2.5%
RBC Bearings, Inc.	2.4%
SharkNinja, Inc.	2.3%

Asset Categories

Common Stocks	99.7%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 2 | ASR7017_02_12_D01_(02/26) |

Columbia Variable Portfolio – Select Mid Cap Growth Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$101	0.94%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight positions in the utilities sector buoyed Fund performance relative to its benchmark during the annual period.

Individual holdings | Positions in Robinhood Markets, a financial services platform company, Talen Energy, an alternative power generation company, and Carpenter Technology, a specialty metal producer company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the health care and energy sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight positions in the communication services sector detracted from relative performance.

Individual holdings | Positions in Palantir, a software company, FTAI Aviation, an aerospace company, and Wingstop, a restaurant franchisor company, were among the top detractors from the Fund’s relative performance during the period.

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 3 | ASR7017_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Mid Cap Growth Fund Class 3 ($31,135)	Russell 3000® Index ($38,012)	Russell Midcap® Growth Index ($32,448)
12/15	$10,000	$10,000	$10,000
01/16	$9,111	$9,436	$9,243
02/16	$9,136	$9,433	$9,388
03/16	$9,823	$10,097	$10,058
04/16	$9,838	$10,159	$10,052
05/16	$9,941	$10,341	$10,217
06/16	$9,823	$10,362	$10,215
07/16	$10,172	$10,774	$10,721
08/16	$10,177	$10,801	$10,689
09/16	$10,270	$10,818	$10,684
10/16	$9,892	$10,584	$10,250
11/16	$10,241	$11,058	$10,696
12/16	$10,216	$11,274	$10,733
01/17	$10,673	$11,486	$11,091
02/17	$10,972	$11,913	$11,410
03/17	$10,963	$11,921	$11,473
04/17	$11,144	$12,047	$11,643
05/17	$11,400	$12,171	$11,921
06/17	$11,415	$12,280	$11,956
07/17	$11,586	$12,512	$12,156
08/17	$11,621	$12,536	$12,242
09/17	$11,950	$12,842	$12,588
10/17	$12,269	$13,122	$12,940
11/17	$12,525	$13,521	$13,373
12/17	$12,544	$13,656	$13,445
01/18	$13,237	$14,375	$14,206
02/18	$12,682	$13,846	$13,760
03/18	$12,701	$13,568	$13,737
04/18	$12,731	$13,619	$13,607
05/18	$13,369	$14,004	$14,116
06/18	$13,463	$14,095	$14,171
07/18	$13,644	$14,563	$14,475
08/18	$14,224	$15,074	$15,309
09/18	$14,224	$15,099	$15,244
10/18	$12,795	$13,988	$13,735
11/18	$13,178	$14,268	$14,084
12/18	$11,935	$12,940	$12,806
01/19	$13,109	$14,051	$14,278
02/19	$13,821	$14,545	$15,115
03/19	$14,145	$14,757	$15,319
04/19	$14,971	$15,346	$16,008
05/19	$14,219	$14,353	$15,087
06/19	$15,054	$15,361	$16,146
07/19	$15,231	$15,590	$16,523
08/19	$14,710	$15,272	$16,222
09/19	$14,705	$15,540	$16,038
10/19	$15,079	$15,874	$16,335
11/19	$15,835	$16,478	$17,148
12/19	$16,110	$16,954	$17,348
01/20	$16,208	$16,935	$17,511
02/20	$15,172	$15,549	$16,303
03/20	$13,050	$13,410	$13,872
04/20	$14,833	$15,187	$16,044
05/20	$16,419	$15,999	$17,656
06/20	$16,817	$16,364	$18,070
07/20	$18,305	$17,294	$19,513
08/20	$18,664	$18,546	$20,044
09/20	$18,782	$17,871	$19,763
10/20	$18,861	$17,485	$19,788
11/20	$20,756	$19,613	$22,445
12/20	$21,793	$20,495	$23,522
01/21	$21,807	$20,404	$23,444
02/21	$22,525	$21,042	$23,844
03/21	$22,362	$21,796	$23,389
04/21	$23,556	$22,919	$24,703
05/21	$22,986	$23,024	$24,326
06/21	$24,602	$23,592	$25,979
07/21	$25,177	$23,991	$26,246
08/21	$25,874	$24,675	$27,094
09/21	$24,327	$23,568	$25,781
10/21	$26,429	$25,161	$27,589
11/21	$25,860	$24,778	$26,423
12/21	$25,368	$25,754	$26,516
01/22	$21,498	$24,239	$23,094
02/22	$21,277	$23,628	$22,814
03/22	$21,405	$24,395	$23,180
04/22	$18,595	$22,206	$20,570
05/22	$17,903	$22,176	$19,774
06/22	$16,542	$20,321	$18,296
07/22	$19,077	$22,227	$20,535
08/22	$18,502	$21,397	$19,862
09/22	$16,788	$19,413	$18,176
10/22	$18,065	$21,005	$19,605
11/22	$18,556	$22,102	$20,671
12/22	$17,525	$20,808	$19,431
01/23	$19,052	$22,241	$21,126
02/23	$18,885	$21,721	$20,918
03/23	$19,474	$22,302	$21,206
04/23	$19,165	$22,539	$20,899
05/23	$19,391	$22,627	$20,912
06/23	$21,051	$24,172	$22,528
07/23	$21,626	$25,039	$23,210
08/23	$20,643	$24,555	$22,444
09/23	$19,528	$23,386	$21,351
10/23	$18,438	$22,766	$20,262
11/23	$20,609	$24,888	$22,733
12/23	$21,920	$26,209	$24,457
01/24	$22,107	$26,499	$24,325
02/24	$23,900	$27,933	$26,154
03/24	$24,435	$28,835	$26,779
04/24	$22,878	$27,566	$25,224
05/24	$23,168	$28,868	$25,493
06/24	$23,527	$29,762	$25,919
07/24	$23,757	$30,315	$26,076
08/24	$24,032	$30,975	$26,724
09/24	$25,010	$31,616	$27,614
10/24	$25,334	$31,384	$28,097
11/24	$29,140	$33,471	$31,842
12/24	$27,078	$32,448	$29,863
01/25	$28,880	$33,473	$31,768
02/25	$27,141	$32,831	$29,958
03/25	$24,337	$30,916	$27,736
04/25	$25,138	$30,709	$28,668
05/25	$27,795	$32,655	$31,416
06/25	$30,403	$34,314	$32,785
07/25	$31,139	$35,070	$33,451
08/25	$31,415	$35,881	$33,785
09/25	$32,279	$37,120	$33,696
10/25	$32,947	$37,915	$33,602
11/25	$31,444	$38,019	$32,889
12/25	$31,135	$38,012	$32,448
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	14.98	7.40	12.03
Russell 3000® Index	17.15	13.15	14.29
Russell Midcap® Growth Index	8.66	6.65	12.49

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$472,684,458
Total number of portfolio holdings	69
Management services fees (represents 0.82% of Fund average net assets)	$3,835,732
Portfolio turnover for the reporting period	195%

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 3 | ASR7017_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	23.9%
Consumer Discretionary	19.7%
Information Technology	17.9%
Communication Services	13.8%
Health Care	13.4%
Financials	5.2%
Consumer Staples	5.1%
Materials	0.7%

Top Holdings

Vertiv Holdings Co.	3.2%
Take-Two Interactive Software, Inc.	3.0%
Carpenter Technology Corp.	2.9%
Howmet Aerospace, Inc.	2.9%
MongoDB, Inc.	2.8%
Spotify Technology SA	2.7%
DoorDash, Inc., Class A	2.7%
Celsius Holdings, Inc.	2.5%
RBC Bearings, Inc.	2.4%
SharkNinja, Inc.	2.3%

Asset Categories

Common Stocks	99.7%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Mid Cap Growth Fund | Class 3 | ASR7017_03_12_D01_(02/26) |

Columbia Variable Portfolio – Select Small Cap Value Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$88	0.85%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the annual period.

Allocations | Underweights in the real estate and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Kratos Defense, a provider of advanced defense and security solutions; ATI, a producer of specialty materials and components for aerospace and defense; Primoris Services, a construction and engineering services company focused on energy and infrastructure; Viavi Solutions, a supplier of network testing, monitoring, and optical technologies; and Tenet Healthcare, a diversified healthcare services company operating hospitals and outpatient centers, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, materials, financials, energy, and consumer staples sectors all hurt the Fund’s relative performance during the annual period.

Allocations | No allocation to the communication services sector, as well allocations to the financials, industrials, and information technology sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp, an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from Fund performance during the period.

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 1 | ASR7022_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Small Cap Value Fund Class 1 ($22,063)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,053	$9,436	$9,328
02/16	$9,268	$9,433	$9,392
03/16	$10,063	$10,097	$10,170
04/16	$10,089	$10,159	$10,386
05/16	$10,258	$10,341	$10,576
06/16	$9,911	$10,362	$10,608
07/16	$10,511	$10,774	$11,181
08/16	$10,568	$10,801	$11,458
09/16	$10,605	$10,818	$11,549
10/16	$10,095	$10,584	$11,169
11/16	$10,974	$11,058	$12,652
12/16	$11,395	$11,274	$13,174
01/17	$11,405	$11,486	$13,080
02/17	$11,574	$11,913	$13,269
03/17	$11,542	$11,921	$13,157
04/17	$11,595	$12,047	$13,209
05/17	$11,784	$12,171	$12,797
06/17	$11,958	$12,280	$13,245
07/17	$12,047	$12,512	$13,329
08/17	$11,858	$12,536	$13,001
09/17	$12,400	$12,842	$13,922
10/17	$12,547	$13,122	$13,940
11/17	$12,879	$13,521	$14,344
12/17	$12,795	$13,656	$14,207
01/18	$13,263	$14,375	$14,382
02/18	$12,758	$13,846	$13,663
03/18	$12,947	$13,568	$13,832
04/18	$12,653	$13,619	$14,071
05/18	$13,089	$14,004	$14,890
06/18	$13,021	$14,095	$14,980
07/18	$13,442	$14,563	$15,245
08/18	$13,868	$15,074	$15,608
09/18	$13,668	$15,099	$15,221
10/18	$12,279	$13,988	$13,858
11/18	$12,479	$14,268	$14,081
12/18	$11,184	$12,940	$12,379
01/19	$12,474	$14,051	$13,733
02/19	$12,895	$14,545	$14,267
03/19	$12,621	$14,757	$13,856
04/19	$13,189	$15,346	$14,380
05/19	$12,100	$14,353	$13,205
06/19	$12,789	$15,361	$14,046
07/19	$12,795	$15,590	$14,069
08/19	$11,932	$15,272	$13,284
09/19	$12,332	$15,540	$13,966
10/19	$12,479	$15,874	$14,304
11/19	$12,721	$16,478	$14,639
12/19	$13,168	$16,954	$15,151
01/20	$13,000	$16,935	$14,334
02/20	$11,484	$15,549	$12,941
03/20	$8,411	$13,410	$9,748
04/20	$9,868	$15,187	$10,951
05/20	$10,458	$15,999	$11,265
06/20	$10,663	$16,364	$11,591
07/20	$11,337	$17,294	$11,830
08/20	$11,821	$18,546	$12,468
09/20	$11,542	$17,871	$11,887
10/20	$11,689	$17,485	$12,313
11/20	$13,442	$19,613	$14,690
12/20	$14,379	$20,495	$15,853
01/21	$14,858	$20,404	$16,688
02/21	$16,305	$21,042	$18,255
03/21	$17,089	$21,796	$19,209
04/21	$17,868	$22,919	$19,598
05/21	$18,347	$23,024	$20,208
06/21	$17,968	$23,592	$20,085
07/21	$17,637	$23,991	$19,366
08/21	$18,011	$24,675	$19,885
09/21	$17,711	$23,568	$19,486
10/21	$18,232	$25,161	$20,229
11/21	$17,679	$24,778	$19,538
12/21	$18,826	$25,754	$20,335
01/22	$17,879	$24,239	$19,150
02/22	$18,126	$23,628	$19,467
03/22	$17,942	$24,395	$19,847
04/22	$16,584	$22,206	$18,307
05/22	$16,868	$22,176	$18,658
06/22	$15,158	$20,321	$16,815
07/22	$16,721	$22,227	$18,443
08/22	$16,268	$21,397	$17,860
09/22	$14,784	$19,413	$16,040
10/22	$16,600	$21,005	$18,059
11/22	$17,053	$22,102	$18,611
12/22	$16,058	$20,808	$17,390
01/23	$17,542	$22,241	$19,050
02/23	$17,474	$21,721	$18,610
03/23	$16,521	$22,302	$17,276
04/23	$16,374	$22,539	$16,845
05/23	$15,863	$22,627	$16,514
06/23	$17,358	$24,172	$17,825
07/23	$18,374	$25,039	$19,171
08/23	$17,700	$24,555	$18,248
09/23	$16,474	$23,386	$17,298
10/23	$15,405	$22,766	$16,266
11/23	$16,600	$24,888	$17,730
12/23	$18,163	$26,209	$19,937
01/24	$17,595	$26,499	$19,031
02/24	$18,189	$27,933	$19,654
03/24	$19,268	$28,835	$20,515
04/24	$18,521	$27,566	$19,208
05/24	$19,274	$28,868	$20,107
06/24	$18,995	$29,762	$19,768
07/24	$20,768	$30,315	$22,177
08/24	$20,695	$30,975	$21,761
09/24	$20,663	$31,616	$21,774
10/24	$20,495	$31,384	$21,434
11/24	$22,579	$33,471	$23,501
12/24	$20,700	$32,448	$21,543
01/25	$21,237	$33,473	$21,985
02/25	$19,974	$32,831	$21,144
03/25	$18,863	$30,916	$19,875
04/25	$18,111	$30,709	$19,077
05/25	$19,295	$32,655	$19,878
06/25	$20,142	$34,314	$20,862
07/25	$20,332	$35,070	$21,230
08/25	$21,811	$35,881	$23,028
09/25	$21,989	$37,120	$23,491
10/25	$21,716	$37,915	$23,550
11/25	$22,321	$38,019	$24,212
12/25	$22,063	$38,012	$24,256
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	6.59	8.94	8.23
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$105,408,057
Total number of portfolio holdings	56
Management services fees (represents 0.87% of Fund average net assets)	$900,599
Portfolio turnover for the reporting period	9%

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 1 | ASR7022_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	28.6%
Industrials	19.3%
Information Technology	10.7%
Health Care	9.8%
Consumer Discretionary	8.4%
Real Estate	8.1%
Energy	4.7%
Materials	4.2%
Utilities	2.7%
Consumer Staples	2.4%

Top Holdings

Axos Financial, Inc.	3.5%
MACOM Technology Solutions Holdings, Inc.	3.4%
ATI, Inc.	3.2%
Primoris Services Corp.	3.1%
Kratos Defense & Security Solutions, Inc.	3.1%
Popular, Inc.	3.0%
Zurn Elkay Water Solutions Corp.	2.8%
Viavi Solutions, Inc.	2.8%
Portland General Electric Co.	2.8%
Atmus Filtration Technologies, Inc.	2.7%

Asset Categories

Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 1 | ASR7022_01_12_D01_(02/26) |

Columbia Variable Portfolio – Select Small Cap Value Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$113	1.10%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the annual period.

Allocations | Underweights in the real estate and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Kratos Defense, a provider of advanced defense and security solutions; ATI, a producer of specialty materials and components for aerospace and defense; Primoris Services, a construction and engineering services company focused on energy and infrastructure; Viavi Solutions, a supplier of network testing, monitoring, and optical technologies; and Tenet Healthcare, a diversified healthcare services company operating hospitals and outpatient centers, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, materials, financials, energy, and consumer staples sectors all hurt the Fund’s relative performance during the annual period.

Allocations | No allocation to the communication services sector, as well allocations to the financials, industrials, and information technology sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp, an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from Fund performance during the period.

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 2 | ASR7022_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Small Cap Value Fund Class 2 ($21,521)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,050	$9,436	$9,328
02/16	$9,264	$9,433	$9,392
03/16	$10,059	$10,097	$10,170
04/16	$10,080	$10,159	$10,386
05/16	$10,245	$10,341	$10,576
06/16	$9,899	$10,362	$10,608
07/16	$10,491	$10,774	$11,181
08/16	$10,550	$10,801	$11,458
09/16	$10,582	$10,818	$11,549
10/16	$10,075	$10,584	$11,169
11/16	$10,950	$11,058	$12,652
12/16	$11,366	$11,274	$13,174
01/17	$11,377	$11,486	$13,080
02/17	$11,542	$11,913	$13,269
03/17	$11,505	$11,921	$13,157
04/17	$11,558	$12,047	$13,209
05/17	$11,745	$12,171	$12,797
06/17	$11,916	$12,280	$13,245
07/17	$12,001	$12,512	$13,329
08/17	$11,814	$12,536	$13,001
09/17	$12,353	$12,842	$13,922
10/17	$12,492	$13,122	$13,940
11/17	$12,823	$13,521	$14,344
12/17	$12,737	$13,656	$14,207
01/18	$13,196	$14,375	$14,382
02/18	$12,695	$13,846	$13,663
03/18	$12,882	$13,568	$13,832
04/18	$12,583	$13,619	$14,071
05/18	$13,015	$14,004	$14,890
06/18	$12,946	$14,095	$14,980
07/18	$13,362	$14,563	$15,245
08/18	$13,778	$15,074	$15,608
09/18	$13,581	$15,099	$15,221
10/18	$12,199	$13,988	$13,858
11/18	$12,396	$14,268	$14,081
12/18	$11,105	$12,940	$12,379
01/19	$12,385	$14,051	$13,733
02/19	$12,796	$14,545	$14,267
03/19	$12,524	$14,757	$13,856
04/19	$13,084	$15,346	$14,380
05/19	$12,001	$14,353	$13,205
06/19	$12,684	$15,361	$14,046
07/19	$12,684	$15,590	$14,069
08/19	$11,825	$15,272	$13,284
09/19	$12,220	$15,540	$13,966
10/19	$12,364	$15,874	$14,304
11/19	$12,599	$16,478	$14,639
12/19	$13,042	$16,954	$15,151
01/20	$12,871	$16,935	$14,334
02/20	$11,371	$15,549	$12,941
03/20	$8,324	$13,410	$9,748
04/20	$9,765	$15,187	$10,951
05/20	$10,347	$15,999	$11,265
06/20	$10,544	$16,364	$11,591
07/20	$11,211	$17,294	$11,830
08/20	$11,686	$18,546	$12,468
09/20	$11,409	$17,871	$11,887
10/20	$11,553	$17,485	$12,313
11/20	$13,282	$19,613	$14,690
12/20	$14,205	$20,495	$15,853
01/21	$14,674	$20,404	$16,688
02/21	$16,105	$21,042	$18,255
03/21	$16,873	$21,796	$19,209
04/21	$17,641	$22,919	$19,598
05/21	$18,111	$23,024	$20,208
06/21	$17,727	$23,592	$20,085
07/21	$17,396	$23,991	$19,366
08/21	$17,764	$24,675	$19,885
09/21	$17,465	$23,568	$19,486
10/21	$17,972	$25,161	$20,229
11/21	$17,423	$24,778	$19,538
12/21	$18,554	$25,754	$20,335
01/22	$17,615	$24,239	$19,150
02/22	$17,860	$23,628	$19,467
03/22	$17,673	$24,395	$19,847
04/22	$16,329	$22,206	$18,307
05/22	$16,606	$22,176	$18,658
06/22	$14,920	$20,321	$16,815
07/22	$16,457	$22,227	$18,443
08/22	$16,003	$21,397	$17,860
09/22	$14,541	$19,413	$16,040
10/22	$16,323	$21,005	$18,059
11/22	$16,766	$22,102	$18,611
12/22	$15,784	$20,808	$17,390
01/23	$17,236	$22,241	$19,050
02/23	$17,172	$21,721	$18,610
03/23	$16,227	$22,302	$17,276
04/23	$16,083	$22,539	$16,845
05/23	$15,576	$22,627	$16,514
06/23	$17,044	$24,172	$17,825
07/23	$18,036	$25,039	$19,171
08/23	$17,369	$24,555	$18,248
09/23	$16,163	$23,386	$17,298
10/23	$15,112	$22,766	$16,266
11/23	$16,275	$24,888	$17,730
12/23	$17,812	$26,209	$19,937
01/24	$17,247	$26,499	$19,031
02/24	$17,828	$27,933	$19,654
03/24	$18,885	$28,835	$20,515
04/24	$18,143	$27,566	$19,208
05/24	$18,879	$28,868	$20,107
06/24	$18,602	$29,762	$19,768
07/24	$20,336	$30,315	$22,177
08/24	$20,256	$30,975	$21,761
09/24	$20,224	$31,616	$21,774
10/24	$20,053	$31,384	$21,434
11/24	$22,086	$33,471	$23,501
12/24	$20,245	$32,448	$21,543
01/25	$20,768	$33,473	$21,985
02/25	$19,525	$32,831	$21,144
03/25	$18,437	$30,916	$19,875
04/25	$17,695	$30,709	$19,077
05/25	$18,853	$32,655	$19,878
06/25	$19,674	$34,314	$20,862
07/25	$19,856	$35,070	$21,230
08/25	$21,297	$35,881	$23,028
09/25	$21,467	$37,120	$23,491
10/25	$21,190	$37,915	$23,550
11/25	$21,782	$38,019	$24,212
12/25	$21,521	$38,012	$24,256
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.30	8.66	7.97
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$105,408,057
Total number of portfolio holdings	56
Management services fees (represents 0.87% of Fund average net assets)	$900,599
Portfolio turnover for the reporting period	9%

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 2 | ASR7022_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	28.6%
Industrials	19.3%
Information Technology	10.7%
Health Care	9.8%
Consumer Discretionary	8.4%
Real Estate	8.1%
Energy	4.7%
Materials	4.2%
Utilities	2.7%
Consumer Staples	2.4%

Top Holdings

Axos Financial, Inc.	3.5%
MACOM Technology Solutions Holdings, Inc.	3.4%
ATI, Inc.	3.2%
Primoris Services Corp.	3.1%
Kratos Defense & Security Solutions, Inc.	3.1%
Popular, Inc.	3.0%
Zurn Elkay Water Solutions Corp.	2.8%
Viavi Solutions, Inc.	2.8%
Portland General Electric Co.	2.8%
Atmus Filtration Technologies, Inc.	2.7%

Asset Categories

Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 2 | ASR7022_02_12_D01_(02/26) |

Columbia Variable Portfolio – Select Small Cap Value Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$100	0.97%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, real estate, and information technology sectors buoyed the Fund’s relative performance during the annual period.

Allocations | Underweights in the real estate and energy sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Kratos Defense, a provider of advanced defense and security solutions; ATI, a producer of specialty materials and components for aerospace and defense; Primoris Services, a construction and engineering services company focused on energy and infrastructure; Viavi Solutions, a supplier of network testing, monitoring, and optical technologies; and Tenet Healthcare, a diversified healthcare services company operating hospitals and outpatient centers, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the consumer discretionary, materials, financials, energy, and consumer staples sectors all hurt the Fund’s relative performance during the annual period.

Allocations | No allocation to the communication services sector, as well allocations to the financials, industrials, and information technology sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Six Flags, an operator of amusement parks and entertainment venues; Alight, a provider of cloud-based human capital and business solutions; Kemper Corp, an insurance and financial services company; SM Energy Company, an independent oil and natural gas exploration and production company; and Fluence Energy, a provider of energy storage products and services for renewable power integration, were top detractors from Fund performance during the period.

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 3 | ASR7022_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Select Small Cap Value Fund Class 3 ($21,802)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,051	$9,436	$9,328
02/16	$9,269	$9,433	$9,392
03/16	$10,064	$10,097	$10,170
04/16	$10,090	$10,159	$10,386
05/16	$10,254	$10,341	$10,576
06/16	$9,905	$10,362	$10,608
07/16	$10,503	$10,774	$11,181
08/16	$10,562	$10,801	$11,458
09/16	$10,599	$10,818	$11,549
10/16	$10,090	$10,584	$11,169
11/16	$10,965	$11,058	$12,652
12/16	$11,383	$11,274	$13,174
01/17	$11,394	$11,486	$13,080
02/17	$11,563	$11,913	$13,269
03/17	$11,526	$11,921	$13,157
04/17	$11,579	$12,047	$13,209
05/17	$11,770	$12,171	$12,797
06/17	$11,945	$12,280	$13,245
07/17	$12,030	$12,512	$13,329
08/17	$11,839	$12,536	$13,001
09/17	$12,379	$12,842	$13,922
10/17	$12,528	$13,122	$13,940
11/17	$12,856	$13,521	$14,344
12/17	$12,772	$13,656	$14,207
01/18	$13,233	$14,375	$14,382
02/18	$12,735	$13,846	$13,663
03/18	$12,920	$13,568	$13,832
04/18	$12,623	$13,619	$14,071
05/18	$13,058	$14,004	$14,890
06/18	$12,989	$14,095	$14,980
07/18	$13,408	$14,563	$15,245
08/18	$13,826	$15,074	$15,608
09/18	$13,630	$15,099	$15,221
10/18	$12,242	$13,988	$13,858
11/18	$12,443	$14,268	$14,081
12/18	$11,150	$12,940	$12,379
01/19	$12,438	$14,051	$13,733
02/19	$12,851	$14,545	$14,267
03/19	$12,576	$14,757	$13,856
04/19	$13,143	$15,346	$14,380
05/19	$12,056	$14,353	$13,205
06/19	$12,740	$15,361	$14,046
07/19	$12,745	$15,590	$14,069
08/19	$11,881	$15,272	$13,284
09/19	$12,284	$15,540	$13,966
10/19	$12,422	$15,874	$14,304
11/19	$12,666	$16,478	$14,639
12/19	$13,111	$16,954	$15,151
01/20	$12,941	$16,935	$14,334
02/20	$11,431	$15,549	$12,941
03/20	$8,368	$13,410	$9,748
04/20	$9,820	$15,187	$10,951
05/20	$10,408	$15,999	$11,265
06/20	$10,609	$16,364	$11,591
07/20	$11,277	$17,294	$11,830
08/20	$11,759	$18,546	$12,468
09/20	$11,479	$17,871	$11,887
10/20	$11,627	$17,485	$12,313
11/20	$13,365	$19,613	$14,690
12/20	$14,298	$20,495	$15,853
01/21	$14,769	$20,404	$16,688
02/21	$16,211	$21,042	$18,255
03/21	$16,990	$21,796	$19,209
04/21	$17,764	$22,919	$19,598
05/21	$18,235	$23,024	$20,208
06/21	$17,854	$23,592	$20,085
07/21	$17,525	$23,991	$19,366
08/21	$17,896	$24,675	$19,885
09/21	$17,599	$23,568	$19,486
10/21	$18,108	$25,161	$20,229
11/21	$17,557	$24,778	$19,538
12/21	$18,702	$25,754	$20,335
01/22	$17,753	$24,239	$19,150
02/22	$18,002	$23,628	$19,467
03/22	$17,817	$24,395	$19,847
04/22	$16,465	$22,206	$18,307
05/22	$16,741	$22,176	$18,658
06/22	$15,045	$20,321	$16,815
07/22	$16,598	$22,227	$18,443
08/22	$16,142	$21,397	$17,860
09/22	$14,669	$19,413	$16,040
10/22	$16,471	$21,005	$18,059
11/22	$16,921	$22,102	$18,611
12/22	$15,930	$20,808	$17,390
01/23	$17,398	$22,241	$19,050
02/23	$17,329	$21,721	$18,610
03/23	$16,381	$22,302	$17,276
04/23	$16,232	$22,539	$16,845
05/23	$15,723	$22,627	$16,514
06/23	$17,207	$24,172	$17,825
07/23	$18,214	$25,039	$19,171
08/23	$17,541	$24,555	$18,248
09/23	$16,328	$23,386	$17,298
10/23	$15,262	$22,766	$16,266
11/23	$16,444	$24,888	$17,730
12/23	$17,997	$26,209	$19,937
01/24	$17,424	$26,499	$19,031
02/24	$18,018	$27,933	$19,654
03/24	$19,083	$28,835	$20,515
04/24	$18,341	$27,566	$19,208
05/24	$19,083	$28,868	$20,107
06/24	$18,808	$29,762	$19,768
07/24	$20,562	$30,315	$22,177
08/24	$20,482	$30,975	$21,761
09/24	$20,450	$31,616	$21,774
10/24	$20,281	$31,384	$21,434
11/24	$22,342	$33,471	$23,501
12/24	$20,482	$32,448	$21,543
01/25	$21,012	$33,473	$21,985
02/25	$19,756	$32,831	$21,144
03/25	$18,654	$30,916	$19,875
04/25	$17,907	$30,709	$19,077
05/25	$19,078	$32,655	$19,878
06/25	$19,915	$34,314	$20,862
07/25	$20,101	$35,070	$21,230
08/25	$21,563	$35,881	$23,028
09/25	$21,738	$37,120	$23,491
10/25	$21,463	$37,915	$23,550
11/25	$22,061	$38,019	$24,212
12/25	$21,802	$38,012	$24,256
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	6.44	8.80	8.11
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$105,408,057
Total number of portfolio holdings	56
Management services fees (represents 0.87% of Fund average net assets)	$900,599
Portfolio turnover for the reporting period	9%

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 3 | ASR7022_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	28.6%
Industrials	19.3%
Information Technology	10.7%
Health Care	9.8%
Consumer Discretionary	8.4%
Real Estate	8.1%
Energy	4.7%
Materials	4.2%
Utilities	2.7%
Consumer Staples	2.4%

Top Holdings

Axos Financial, Inc.	3.5%
MACOM Technology Solutions Holdings, Inc.	3.4%
ATI, Inc.	3.2%
Primoris Services Corp.	3.1%
Kratos Defense & Security Solutions, Inc.	3.1%
Popular, Inc.	3.0%
Zurn Elkay Water Solutions Corp.	2.8%
Viavi Solutions, Inc.	2.8%
Portland General Electric Co.	2.8%
Atmus Filtration Technologies, Inc.	2.7%

Asset Categories

Common Stocks	98.9%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Select Small Cap Value Fund | Class 3 | ASR7022_03_12_D01_(02/26) |

Columbia Variable Portfolio – Seligman Global Technology Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$110	0.94%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware storage, semiconductor and semiconductor equipment, electronic equipment, and communications equipment industries all contributed to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry significantly contributed, with the software, technology hardware and interactive media & services industries also boosting the Fund’s relative performance during the annual period.

Individual holdings | Positions in Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Broadcom, a global semiconductor and infrastructure software solutions provider; Western Digital, a data storage solutions provider; and NVIDIA, a leading designer of graphics processing units (GPUs) and AI computing platforms, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.

Allocations | An overallocation to the financial services and semiconductor & semiconductor equipment industries, as well as a small allocation to the diversified telecommunication services industry, detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; GoDaddy, an internet domain registrar and web hosting company; Salesforce, a leading provider of customer relationship management (CRM) software and enterprise cloud solutions; Wix.com, a cloud-based web development platform provider; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from the Fund’s performance during the period.

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 1 | ASR7072_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Seligman Global Technology Fund Class 1 ($79,329)	MSCI ACWI Index (Net) ($30,302)	MSCI World Information Technology Index (Net) ($71,942)
12/15	$10,000	$10,000	$10,000
01/16	$9,188	$9,397	$9,421
02/16	$9,510	$9,332	$9,288
03/16	$10,240	$10,024	$10,096
04/16	$9,875	$10,172	$9,670
05/16	$10,375	$10,185	$10,121
06/16	$10,166	$10,123	$9,841
07/16	$10,954	$10,559	$10,645
08/16	$11,389	$10,595	$10,844
09/16	$11,670	$10,660	$11,122
10/16	$11,565	$10,479	$11,053
11/16	$11,852	$10,558	$10,991
12/16	$11,934	$10,786	$11,145
01/17	$12,843	$11,081	$11,655
02/17	$13,289	$11,392	$12,200
03/17	$13,735	$11,532	$12,511
04/17	$14,132	$11,711	$12,813
05/17	$14,892	$11,970	$13,431
06/17	$14,221	$12,024	$13,119
07/17	$14,797	$12,360	$13,661
08/17	$15,171	$12,408	$14,073
09/17	$15,665	$12,647	$14,223
10/17	$16,481	$12,910	$15,236
11/17	$16,473	$13,160	$15,415
12/17	$16,137	$13,372	$15,406
01/18	$17,140	$14,127	$16,562
02/18	$17,214	$13,533	$16,527
03/18	$17,080	$13,244	$15,932
04/18	$16,279	$13,370	$15,939
05/18	$17,529	$13,387	$16,943
06/18	$17,039	$13,314	$16,860
07/18	$17,397	$13,716	$17,188
08/18	$17,964	$13,824	$18,305
09/18	$17,531	$13,884	$18,233
10/18	$15,872	$12,843	$16,648
11/18	$16,122	$13,031	$16,322
12/18	$14,821	$12,113	$15,006
01/19	$16,714	$13,070	$16,164
02/19	$17,731	$13,419	$17,205
03/19	$18,223	$13,588	$17,943
04/19	$19,640	$14,047	$19,092
05/19	$17,231	$13,214	$17,483
06/19	$18,743	$14,079	$18,997
07/19	$19,994	$14,120	$19,543
08/19	$19,433	$13,785	$19,121
09/19	$19,857	$14,075	$19,427
10/19	$20,793	$14,460	$20,179
11/19	$21,837	$14,813	$21,258
12/19	$23,020	$15,335	$22,142
01/20	$23,108	$15,166	$22,885
02/20	$21,502	$13,941	$21,193
03/20	$18,644	$12,059	$19,227
04/20	$21,207	$13,351	$21,836
05/20	$22,941	$13,931	$23,515
06/20	$24,508	$14,376	$25,217
07/20	$25,908	$15,137	$26,694
08/20	$27,049	$16,063	$29,528
09/20	$26,164	$15,545	$28,199
10/20	$26,046	$15,167	$26,748
11/20	$30,921	$17,037	$30,110
12/20	$33,651	$17,828	$31,835
01/21	$34,302	$17,747	$31,657
02/21	$36,638	$18,158	$32,037
03/21	$37,395	$18,643	$32,272
04/21	$38,525	$19,458	$34,036
05/21	$38,973	$19,761	$33,681
06/21	$41,128	$20,021	$35,992
07/21	$41,050	$20,159	$37,274
08/21	$42,335	$20,664	$38,715
09/21	$40,075	$19,810	$36,503
10/21	$42,644	$20,821	$39,256
11/21	$44,297	$20,320	$40,290
12/21	$46,783	$21,133	$41,336
01/22	$41,466	$20,095	$37,831
02/22	$41,121	$19,576	$36,059
03/22	$41,811	$20,000	$37,138
04/22	$37,041	$18,399	$32,734
05/22	$37,791	$18,420	$32,232
06/22	$33,009	$16,868	$29,048
07/22	$37,121	$18,046	$32,857
08/22	$34,601	$17,381	$30,906
09/22	$30,488	$15,717	$27,223
10/22	$32,158	$16,666	$29,294
11/22	$34,863	$17,958	$31,100
12/22	$31,941	$17,252	$28,609
01/23	$35,729	$18,488	$31,490
02/23	$35,420	$17,958	$31,483
03/23	$37,337	$18,512	$34,645
04/23	$35,698	$18,778	$34,595
05/23	$39,192	$18,577	$37,421
06/23	$41,929	$19,656	$39,729
07/23	$43,647	$20,375	$40,805
08/23	$42,518	$19,806	$40,033
09/23	$40,405	$18,987	$37,310
10/23	$38,083	$18,416	$36,996
11/23	$43,599	$20,116	$42,048
12/23	$46,406	$21,082	$43,848
01/24	$46,696	$21,206	$45,612
02/24	$48,486	$22,116	$48,416
03/24	$50,357	$22,810	$49,240
04/24	$48,373	$22,057	$46,430
05/24	$51,922	$22,953	$50,438
06/24	$54,116	$23,464	$54,849
07/24	$53,834	$23,843	$53,718
08/24	$54,024	$24,448	$54,492
09/24	$54,732	$25,016	$55,685
10/24	$54,179	$24,455	$54,970
11/24	$58,877	$25,370	$57,831
12/24	$58,894	$24,769	$58,252
01/25	$60,742	$25,600	$57,379
02/25	$57,167	$25,446	$56,312
03/25	$51,433	$24,441	$51,303
04/25	$51,036	$24,669	$52,364
05/25	$55,423	$26,087	$57,854
06/25	$61,243	$27,258	$63,196
07/25	$64,768	$27,628	$65,772
08/25	$67,422	$28,310	$66,051
09/25	$75,594	$29,336	$70,972
10/25	$82,648	$29,992	$75,592
11/25	$79,766	$29,989	$72,052
12/25	$79,329	$30,302	$71,942
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	34.70	18.71	23.01
MSCI ACWI Index (Net)	22.34	11.19	11.72
MSCI World Information Technology Index (Net)	23.50	17.71	21.81

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$325,275,606
Total number of portfolio holdings	70
Management services fees (represents 0.91% of Fund average net assets)	$2,277,297
Portfolio turnover for the reporting period	28%

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 1 | ASR7072_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.3%
Semiconductor Materials & Equipment	13.7%
Systems Software	11.0%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	6.7%
Communications Equipment	3.2%
Internet Services & Infrastructure	1.9%
Electronic Equipment & Instruments	1.4%
Other	0.1%

Top Holdings

Bloom Energy Corp., Class A	7.7%
Lam Research Corp.	7.2%
NVIDIA Corp.	5.9%
Alphabet, Inc., Class A	4.9%
Broadcom, Inc.	4.9%
Microsoft Corp.	4.3%
Western Digital Corp.	3.8%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.3%
Marvell Technology, Inc.	3.3%

Equity Sector Allocation

Information Technology	70.8%
Communication Services	11.4%
Industrials	9.5%
Financials	4.4%
Consumer Discretionary	2.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 1 | ASR7072_01_12_D01_(02/26) |

Columbia Variable Portfolio – Seligman Global Technology Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$139	1.19%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the technology hardware storage, semiconductor and semiconductor equipment, electronic equipment, and communications equipment industries all contributed to the Fund’s relative performance during the annual period.

Allocations | An overweight to the electrical equipment industry significantly contributed, with the software, technology hardware and interactive media & services industries also boosting the Fund’s relative performance during the annual period.

Individual holdings | Positions in Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Broadcom, a global semiconductor and infrastructure software solutions provider; Western Digital, a data storage solutions provider; and NVIDIA, a leading designer of graphics processing units (GPUs) and AI computing platforms, were top contributors to Fund performance during the period.

Top Performance Detractors

Stock selection | Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.

Allocations | An overallocation to the financial services and semiconductor & semiconductor equipment industries, as well as a small allocation to the diversified telecommunication services industry, detracted from the Fund’s relative performance.

Individual holdings | Positions in Global Payments, a payment technology and software solutions provider; GoDaddy, an internet domain registrar and web hosting company; Salesforce, a leading provider of customer relationship management (CRM) software and enterprise cloud solutions; Wix.com, a cloud-based web development platform provider; and Marvell, a semiconductor company specializing in data infrastructure solutions, were top detractors from the Fund’s performance during the period.

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 2 | ASR7072_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Columbia Variable Portfolio – Seligman Global Technology Fund Class 2 ($77,343)	MSCI ACWI Index (Net) ($30,302)	MSCI World Information Technology Index (Net) ($71,942)
12/15	$10,000	$10,000	$10,000
01/16	$9,188	$9,397	$9,421
02/16	$9,507	$9,332	$9,288
03/16	$10,237	$10,024	$10,096
04/16	$9,870	$10,172	$9,670
05/16	$10,360	$10,185	$10,121
06/16	$10,154	$10,123	$9,841
07/16	$10,938	$10,559	$10,645
08/16	$11,367	$10,595	$10,844
09/16	$11,646	$10,660	$11,122
10/16	$11,536	$10,479	$11,053
11/16	$11,820	$10,558	$10,991
12/16	$11,901	$10,786	$11,145
01/17	$12,807	$11,081	$11,655
02/17	$13,248	$11,392	$12,200
03/17	$13,684	$11,532	$12,511
04/17	$14,084	$11,711	$12,813
05/17	$14,833	$11,970	$13,431
06/17	$14,162	$12,024	$13,119
07/17	$14,732	$12,360	$13,661
08/17	$15,101	$12,408	$14,073
09/17	$15,591	$12,647	$14,223
10/17	$16,403	$12,910	$15,236
11/17	$16,395	$13,160	$15,415
12/17	$16,057	$13,372	$15,406
01/18	$17,045	$14,127	$16,562
02/18	$17,110	$13,533	$16,527
03/18	$16,973	$13,244	$15,932
04/18	$16,178	$13,370	$15,939
05/18	$17,415	$13,387	$16,943
06/18	$16,933	$13,314	$16,860
07/18	$17,284	$13,716	$17,188
08/18	$17,842	$13,824	$18,305
09/18	$17,401	$13,884	$18,233
10/18	$15,754	$12,843	$16,648
11/18	$15,997	$13,031	$16,322
12/18	$14,701	$12,113	$15,006
01/19	$16,582	$13,070	$16,164
02/19	$17,590	$13,419	$17,205
03/19	$18,076	$13,588	$17,943
04/19	$19,472	$14,047	$19,092
05/19	$17,077	$13,214	$17,483
06/19	$18,575	$14,079	$18,997
07/19	$19,804	$14,120	$19,543
08/19	$19,244	$13,785	$19,121
09/19	$19,664	$14,075	$19,427
10/19	$20,581	$14,460	$20,179
11/19	$21,617	$14,813	$21,258
12/19	$22,782	$15,335	$22,142
01/20	$22,868	$15,166	$22,885
02/20	$21,271	$13,941	$21,193
03/20	$18,445	$12,059	$19,227
04/20	$20,969	$13,351	$21,836
05/20	$22,685	$13,931	$23,515
06/20	$24,227	$14,376	$25,217
07/20	$25,611	$15,137	$26,694
08/20	$26,728	$16,063	$29,528
09/20	$25,846	$15,545	$28,199
10/20	$25,728	$15,167	$26,748
11/20	$30,536	$17,037	$30,110
12/20	$33,215	$17,828	$31,835
01/21	$33,862	$17,747	$31,657
02/21	$36,154	$18,158	$32,037
03/21	$36,894	$18,643	$32,272
04/21	$37,999	$19,458	$34,036
05/21	$38,434	$19,761	$33,681
06/21	$40,561	$20,021	$35,992
07/21	$40,468	$20,159	$37,274
08/21	$41,728	$20,664	$38,715
09/21	$39,486	$19,810	$36,503
10/21	$42,006	$20,821	$39,256
11/21	$43,624	$20,320	$40,290
12/21	$46,065	$21,133	$41,336
01/22	$40,826	$20,095	$37,831
02/22	$40,468	$19,576	$36,059
03/22	$41,144	$20,000	$37,138
04/22	$36,449	$18,399	$32,734
05/22	$37,165	$18,420	$32,232
06/22	$32,456	$16,868	$29,048
07/22	$36,504	$18,046	$32,857
08/22	$34,018	$17,381	$30,906
09/22	$29,958	$15,717	$27,223
10/22	$31,604	$16,666	$29,294
11/22	$34,251	$17,958	$31,100
12/22	$31,389	$17,252	$28,609
01/23	$35,091	$18,488	$31,490
02/23	$34,787	$17,958	$31,483
03/23	$36,648	$18,512	$34,645
04/23	$35,038	$18,778	$34,595
05/23	$38,454	$18,577	$37,421
06/23	$41,137	$19,656	$39,729
07/23	$42,821	$20,375	$40,805
08/23	$41,693	$19,806	$40,033
09/23	$39,624	$18,987	$37,310
10/23	$37,330	$18,416	$36,996
11/23	$42,727	$20,116	$42,048
12/23	$45,473	$21,082	$43,848
01/24	$45,755	$21,206	$45,612
02/24	$47,485	$22,116	$48,416
03/24	$49,328	$22,810	$49,240
04/24	$47,354	$22,057	$46,430
05/24	$50,814	$22,953	$50,438
06/24	$52,958	$23,464	$54,849
07/24	$52,671	$23,843	$53,718
08/24	$52,834	$24,448	$54,492
09/24	$53,527	$25,016	$55,685
10/24	$52,977	$24,455	$54,970
11/24	$57,560	$25,370	$57,831
12/24	$57,560	$24,769	$58,252
01/25	$59,372	$25,600	$57,379
02/25	$55,869	$25,446	$56,312
03/25	$50,248	$24,441	$51,303
04/25	$49,840	$24,669	$52,364
05/25	$54,118	$26,087	$57,854
06/25	$59,780	$27,258	$63,196
07/25	$63,204	$27,628	$65,772
08/25	$65,800	$28,310	$66,051
09/25	$73,768	$29,336	$70,972
10/25	$80,622	$29,992	$75,592
11/25	$77,798	$29,989	$72,052
12/25	$77,343	$30,302	$71,942
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	34.37	18.42	22.70
MSCI ACWI Index (Net)	22.34	11.19	11.72
MSCI World Information Technology Index (Net)	23.50	17.71	21.81

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$325,275,606
Total number of portfolio holdings	70
Management services fees (represents 0.91% of Fund average net assets)	$2,277,297
Portfolio turnover for the reporting period	28%

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 2 | ASR7072_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Semiconductors	22.3%
Semiconductor Materials & Equipment	13.7%
Systems Software	11.0%
Technology Hardware, Storage & Peripherals	10.6%
Application Software	6.7%
Communications Equipment	3.2%
Internet Services & Infrastructure	1.9%
Electronic Equipment & Instruments	1.4%
Other	0.1%

Top Holdings

Bloom Energy Corp., Class A	7.7%
Lam Research Corp.	7.2%
NVIDIA Corp.	5.9%
Alphabet, Inc., Class A	4.9%
Broadcom, Inc.	4.9%
Microsoft Corp.	4.3%
Western Digital Corp.	3.8%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.3%
Marvell Technology, Inc.	3.3%

Equity Sector Allocation

Information Technology	70.8%
Communication Services	11.4%
Industrials	9.5%
Financials	4.4%
Consumer Discretionary	2.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Seligman Global Technology Fund | Class 2 | ASR7072_02_12_D01_(02/26) |

Variable Portfolio – Partners Core Equity Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$73	0.68%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the energy, financials, real estate and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the real estate sector and overweights to the industrials and utilities sectors positively impacted relative performance.

Individual holdings | Positions in Howmet Aerospace, a designer and manufacturer of lightweight metal products; Broadcom, a semiconductor technology company; and Cencora, a pharmaceutical sourcing and distribution services company, were among the top contributors to the Fund’s relative performance. Not holding positions in Home Depot, a building materials and home improvement products company; or Fiserv, a financial services technology company, also contributed to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials, materials and utilities sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors and an overweight to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Positions in UnitedHealth Group, a provider of health care coverage, software and data consultancy services; Lowe’s, a home improvement products company; and NVIDIA, a designer and manufacturer of computer graphics processors, were among the top detractors from the Fund’s relative performance. A relative underweight to Micron Technology, a provider of memory and storage solutions; and not holding Palantir Technologies, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

Variable Portfolio – Partners Core Equity Fund | Class 1 | ASR7053_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Core Equity Fund Class 1 ($33,667)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,626	$9,504
02/16	$9,632	$9,491
03/16	$10,265	$10,135
04/16	$10,219	$10,174
05/16	$10,316	$10,357
06/16	$10,297	$10,384
07/16	$10,671	$10,766
08/16	$10,704	$10,782
09/16	$10,691	$10,784
10/16	$10,549	$10,587
11/16	$10,813	$10,979
12/16	$10,975	$11,196
01/17	$11,214	$11,408
02/17	$11,666	$11,861
03/17	$11,627	$11,875
04/17	$11,685	$11,997
05/17	$11,833	$12,166
06/17	$11,911	$12,242
07/17	$12,124	$12,494
08/17	$12,137	$12,532
09/17	$12,389	$12,790
10/17	$12,640	$13,089
11/17	$13,034	$13,490
12/17	$13,221	$13,640
01/18	$13,932	$14,421
02/18	$13,357	$13,890
03/18	$12,970	$13,537
04/18	$13,054	$13,589
05/18	$13,318	$13,916
06/18	$13,312	$14,002
07/18	$13,809	$14,523
08/18	$14,267	$14,996
09/18	$14,351	$15,081
10/18	$13,325	$14,050
11/18	$13,486	$14,337
12/18	$12,163	$13,042
01/19	$13,254	$14,087
02/19	$13,602	$14,540
03/19	$13,667	$14,822
04/19	$14,158	$15,422
05/19	$13,286	$14,442
06/19	$14,138	$15,460
07/19	$14,358	$15,682
08/19	$14,067	$15,434
09/19	$14,254	$15,723
10/19	$14,480	$16,063
11/19	$14,997	$16,646
12/19	$15,397	$17,149
01/20	$15,378	$17,142
02/20	$14,145	$15,731
03/20	$12,350	$13,788
04/20	$13,880	$15,555
05/20	$14,500	$16,296
06/20	$14,700	$16,620
07/20	$15,429	$17,558
08/20	$16,320	$18,820
09/20	$15,681	$18,105
10/20	$15,462	$17,623
11/20	$17,250	$19,552
12/20	$18,018	$20,304
01/21	$17,966	$20,099
02/21	$18,515	$20,653
03/21	$19,438	$21,558
04/21	$20,575	$22,708
05/21	$20,710	$22,867
06/21	$21,020	$23,401
07/21	$21,672	$23,956
08/21	$22,240	$24,685
09/21	$21,052	$23,537
10/21	$22,556	$25,186
11/21	$22,266	$25,011
12/21	$23,331	$26,132
01/22	$21,995	$24,780
02/22	$21,465	$24,038
03/22	$22,130	$24,931
04/22	$20,239	$22,757
05/22	$20,174	$22,798
06/22	$18,844	$20,916
07/22	$20,510	$22,845
08/22	$19,626	$21,913
09/22	$17,960	$19,895
10/22	$19,232	$21,506
11/22	$20,433	$22,708
12/22	$19,283	$21,399
01/23	$20,213	$22,744
02/23	$19,768	$22,189
03/23	$20,400	$23,004
04/23	$20,671	$23,363
05/23	$20,813	$23,464
06/23	$22,021	$25,015
07/23	$22,750	$25,818
08/23	$22,498	$25,407
09/23	$21,504	$24,196
10/23	$21,252	$23,687
11/23	$23,054	$25,850
12/23	$24,048	$27,025
01/24	$24,551	$27,479
02/24	$26,030	$28,946
03/24	$26,992	$29,878
04/24	$26,010	$28,657
05/24	$27,340	$30,078
06/24	$28,179	$31,157
07/24	$28,412	$31,537
08/24	$29,012	$32,302
09/24	$29,419	$32,992
10/24	$29,174	$32,692
11/24	$30,839	$34,611
12/24	$29,684	$33,786
01/25	$30,394	$34,727
02/25	$29,884	$34,274
03/25	$28,315	$32,343
04/25	$28,076	$32,124
05/25	$29,742	$34,146
06/25	$31,149	$35,882
07/25	$31,924	$36,687
08/25	$32,382	$37,431
09/25	$33,370	$38,797
10/25	$33,731	$39,706
11/25	$33,815	$39,803
12/25	$33,667	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	13.42	13.32	12.91
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,187,411,967
Total number of portfolio holdings	112
Management services fees (represents 0.69% of Fund average net assets)	$15,488,664
Portfolio turnover for the reporting period	52%

Variable Portfolio – Partners Core Equity Fund | Class 1 | ASR7053_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.1%
Financials	14.5%
Consumer Discretionary	11.1%
Communication Services	10.1%
Health Care	8.7%
Industrials	8.6%
Consumer Staples	3.6%
Energy	2.9%
Utilities	2.5%
Materials	2.3%
Other	1.1%

Top Holdings

NVIDIA Corp.	8.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.5%
Lowe's Companies, Inc.	1.9%
American Express Co.	1.8%

Asset Categories

Common Stocks	99.6%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Equity Fund | Class 1 | ASR7053_01_12_D01_(02/26) |

Variable Portfolio – Partners Core Equity Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$99	0.93%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the energy, financials, real estate and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the real estate sector and overweights to the industrials and utilities sectors positively impacted relative performance.

Individual holdings | Positions in Howmet Aerospace, a designer and manufacturer of lightweight metal products; Broadcom, a semiconductor technology company; and Cencora, a pharmaceutical sourcing and distribution services company, were among the top contributors to the Fund’s relative performance. Not holding positions in Home Depot, a building materials and home improvement products company; or Fiserv, a financial services technology company, also contributed to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials, materials and utilities sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors and an overweight to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Positions in UnitedHealth Group, a provider of health care coverage, software and data consultancy services; Lowe’s, a home improvement products company; and NVIDIA, a designer and manufacturer of computer graphics processors, were among the top detractors from the Fund’s relative performance. A relative underweight to Micron Technology, a provider of memory and storage solutions; and not holding Palantir Technologies, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

Variable Portfolio – Partners Core Equity Fund | Class 2 | ASR7053_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Core Equity Fund Class 2 ($32,845)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,627	$9,504
02/16	$9,634	$9,491
03/16	$10,255	$10,135
04/16	$10,209	$10,174
05/16	$10,307	$10,357
06/16	$10,288	$10,384
07/16	$10,654	$10,766
08/16	$10,693	$10,782
09/16	$10,674	$10,784
10/16	$10,530	$10,587
11/16	$10,791	$10,979
12/16	$10,955	$11,196
01/17	$11,184	$11,408
02/17	$11,635	$11,861
03/17	$11,589	$11,875
04/17	$11,648	$11,997
05/17	$11,792	$12,166
06/17	$11,870	$12,242
07/17	$12,080	$12,494
08/17	$12,093	$12,532
09/17	$12,341	$12,790
10/17	$12,583	$13,089
11/17	$12,976	$13,490
12/17	$13,159	$13,640
01/18	$13,859	$14,421
02/18	$13,290	$13,890
03/18	$12,904	$13,537
04/18	$12,982	$13,589
05/18	$13,244	$13,916
06/18	$13,231	$14,002
07/18	$13,721	$14,523
08/18	$14,179	$14,996
09/18	$14,251	$15,081
10/18	$13,231	$14,050
11/18	$13,388	$14,337
12/18	$12,080	$13,042
01/19	$13,152	$14,087
02/19	$13,499	$14,540
03/19	$13,564	$14,822
04/19	$14,042	$15,422
05/19	$13,179	$14,442
06/19	$14,022	$15,460
07/19	$14,232	$15,682
08/19	$13,944	$15,434
09/19	$14,127	$15,723
10/19	$14,343	$16,063
11/19	$14,859	$16,646
12/19	$15,245	$17,149
01/20	$15,226	$17,142
02/20	$14,003	$15,731
03/20	$12,224	$13,788
04/20	$13,734	$15,555
05/20	$14,343	$16,296
06/20	$14,539	$16,620
07/20	$15,258	$17,558
08/20	$16,135	$18,820
09/20	$15,500	$18,105
10/20	$15,278	$17,623
11/20	$17,044	$19,552
12/20	$17,796	$20,304
01/21	$17,744	$20,099
02/21	$18,280	$20,653
03/21	$19,189	$21,558
04/21	$20,307	$22,708
05/21	$20,438	$22,867
06/21	$20,739	$23,401
07/21	$21,373	$23,956
08/21	$21,929	$24,685
09/21	$20,752	$23,537
10/21	$22,237	$25,186
11/21	$21,942	$25,011
12/21	$22,989	$26,132
01/22	$21,668	$24,780
02/22	$21,145	$24,038
03/22	$21,792	$24,931
04/22	$19,928	$22,757
05/22	$19,856	$22,798
06/22	$18,548	$20,916
07/22	$20,183	$22,845
08/22	$19,307	$21,913
09/22	$17,665	$19,895
10/22	$18,908	$21,506
11/22	$20,092	$22,708
12/22	$18,954	$21,399
01/23	$19,863	$22,744
02/23	$19,418	$22,189
03/23	$20,039	$23,004
04/23	$20,301	$23,363
05/23	$20,432	$23,464
06/23	$21,622	$25,015
07/23	$22,328	$25,818
08/23	$22,080	$25,407
09/23	$21,099	$24,196
10/23	$20,850	$23,687
11/23	$22,610	$25,850
12/23	$23,584	$27,025
01/24	$24,068	$27,479
02/24	$25,513	$28,946
03/24	$26,449	$29,878
04/24	$25,481	$28,657
05/24	$26,782	$30,078
06/24	$27,593	$31,157
07/24	$27,816	$31,537
08/24	$28,398	$32,302
09/24	$28,790	$32,992
10/24	$28,542	$32,692
11/24	$30,170	$34,611
12/24	$29,032	$33,786
01/25	$29,719	$34,727
02/25	$29,215	$34,274
03/25	$27,678	$32,343
04/25	$27,436	$32,124
05/25	$29,058	$34,146
06/25	$30,425	$35,882
07/25	$31,177	$36,687
08/25	$31,622	$37,431
09/25	$32,570	$38,797
10/25	$32,923	$39,706
11/25	$32,995	$39,803
12/25	$32,845	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	13.14	13.04	12.63
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,187,411,967
Total number of portfolio holdings	112
Management services fees (represents 0.69% of Fund average net assets)	$15,488,664
Portfolio turnover for the reporting period	52%

Variable Portfolio – Partners Core Equity Fund | Class 2 | ASR7053_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.1%
Financials	14.5%
Consumer Discretionary	11.1%
Communication Services	10.1%
Health Care	8.7%
Industrials	8.6%
Consumer Staples	3.6%
Energy	2.9%
Utilities	2.5%
Materials	2.3%
Other	1.1%

Top Holdings

NVIDIA Corp.	8.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.5%
Lowe's Companies, Inc.	1.9%
American Express Co.	1.8%

Asset Categories

Common Stocks	99.6%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Equity Fund | Class 2 | ASR7053_02_12_D01_(02/26) |

Variable Portfolio – Partners Core Equity Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$86	0.81%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the energy, financials, real estate and consumer staples sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the real estate sector and overweights to the industrials and utilities sectors positively impacted relative performance.

Individual holdings | Positions in Howmet Aerospace, a designer and manufacturer of lightweight metal products; Broadcom, a semiconductor technology company; and Cencora, a pharmaceutical sourcing and distribution services company, were among the top contributors to the Fund’s relative performance. Not holding positions in Home Depot, a building materials and home improvement products company; or Fiserv, a financial services technology company, also contributed to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the information technology, health care, industrials, materials and utilities sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the information technology and communication services sectors and an overweight to the materials sector detracted from the Fund’s relative performance.

Individual holdings | Positions in UnitedHealth Group, a provider of health care coverage, software and data consultancy services; Lowe’s, a home improvement products company; and NVIDIA, a designer and manufacturer of computer graphics processors, were among the top detractors from the Fund’s relative performance. A relative underweight to Micron Technology, a provider of memory and storage solutions; and not holding Palantir Technologies, a provider of software systems that serve as central operating systems, also detracted from relative performance during the period.

Variable Portfolio – Partners Core Equity Fund | Class 3 | ASR7053_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Core Equity Fund Class 3 ($33,251)	S&P 500® Index ($39,827)
12/15	$10,000	$10,000
01/16	$9,623	$9,504
02/16	$9,636	$9,491
03/16	$10,260	$10,135
04/16	$10,215	$10,174
05/16	$10,312	$10,357
06/16	$10,293	$10,384
07/16	$10,663	$10,766
08/16	$10,702	$10,782
09/16	$10,683	$10,784
10/16	$10,540	$10,587
11/16	$10,800	$10,979
12/16	$10,969	$11,196
01/17	$11,196	$11,408
02/17	$11,651	$11,861
03/17	$11,606	$11,875
04/17	$11,671	$11,997
05/17	$11,814	$12,166
06/17	$11,892	$12,242
07/17	$12,100	$12,494
08/17	$12,120	$12,532
09/17	$12,367	$12,790
10/17	$12,614	$13,089
11/17	$13,004	$13,490
12/17	$13,192	$13,640
01/18	$13,895	$14,421
02/18	$13,322	$13,890
03/18	$12,939	$13,537
04/18	$13,017	$13,589
05/18	$13,283	$13,916
06/18	$13,270	$14,002
07/18	$13,765	$14,523
08/18	$14,220	$14,996
09/18	$14,304	$15,081
10/18	$13,277	$14,050
11/18	$13,440	$14,337
12/18	$12,126	$13,042
01/19	$13,205	$14,087
02/19	$13,550	$14,540
03/19	$13,615	$14,822
04/19	$14,103	$15,422
05/19	$13,231	$14,442
06/19	$14,083	$15,460
07/19	$14,298	$15,682
08/19	$14,005	$15,434
09/19	$14,194	$15,723
10/19	$14,415	$16,063
11/19	$14,928	$16,646
12/19	$15,325	$17,149
01/20	$15,306	$17,142
02/20	$14,077	$15,731
03/20	$12,289	$13,788
04/20	$13,810	$15,555
05/20	$14,421	$16,296
06/20	$14,616	$16,620
07/20	$15,345	$17,558
08/20	$16,229	$18,820
09/20	$15,592	$18,105
10/20	$15,371	$17,623
11/20	$17,146	$19,552
12/20	$17,906	$20,304
01/21	$17,854	$20,099
02/21	$18,401	$20,653
03/21	$19,311	$21,558
04/21	$20,442	$22,708
05/21	$20,579	$22,867
06/21	$20,878	$23,401
07/21	$21,521	$23,956
08/21	$22,087	$24,685
09/21	$20,904	$23,537
10/21	$22,399	$25,186
11/21	$22,107	$25,011
12/21	$23,160	$26,132
01/22	$21,827	$24,780
02/22	$21,307	$24,038
03/22	$21,964	$24,931
04/22	$20,085	$22,757
05/22	$20,013	$22,798
06/22	$18,700	$20,916
07/22	$20,345	$22,845
08/22	$19,467	$21,913
09/22	$17,815	$19,895
10/22	$19,070	$21,506
11/22	$20,260	$22,708
12/22	$19,122	$21,399
01/23	$20,039	$22,744
02/23	$19,590	$22,189
03/23	$20,221	$23,004
04/23	$20,488	$23,363
05/23	$20,624	$23,464
06/23	$21,821	$25,015
07/23	$22,542	$25,818
08/23	$22,289	$25,407
09/23	$21,307	$24,196
10/23	$21,053	$23,687
11/23	$22,835	$25,850
12/23	$23,817	$27,025
01/24	$24,311	$27,479
02/24	$25,774	$28,946
03/24	$26,717	$29,878
04/24	$25,748	$28,657
05/24	$27,061	$30,078
06/24	$27,887	$31,157
07/24	$28,108	$31,537
08/24	$28,706	$32,302
09/24	$29,103	$32,992
10/24	$28,856	$32,692
11/24	$30,507	$34,611
12/24	$29,356	$33,786
01/25	$30,059	$34,727
02/25	$29,551	$34,274
03/25	$27,997	$32,343
04/25	$27,757	$32,124
05/25	$29,402	$34,146
06/25	$30,787	$35,882
07/25	$31,554	$36,687
08/25	$32,003	$37,431
09/25	$32,971	$38,797
10/25	$33,322	$39,706
11/25	$33,407	$39,803
12/25	$33,251	$39,827
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)	13.26	13.18	12.77
S&P 500® Index	17.88	14.42	14.82
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$2,187,411,967
Total number of portfolio holdings	112
Management services fees (represents 0.69% of Fund average net assets)	$15,488,664
Portfolio turnover for the reporting period	52%

Variable Portfolio – Partners Core Equity Fund | Class 3 | ASR7053_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Information Technology	34.1%
Financials	14.5%
Consumer Discretionary	11.1%
Communication Services	10.1%
Health Care	8.7%
Industrials	8.6%
Consumer Staples	3.6%
Energy	2.9%
Utilities	2.5%
Materials	2.3%
Other	1.1%

Top Holdings

NVIDIA Corp.	8.6%
Microsoft Corp.	7.9%
Apple, Inc.	7.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.5%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.5%
Alphabet, Inc., Class A	2.5%
Lowe's Companies, Inc.	1.9%
American Express Co.	1.8%

Asset Categories

Common Stocks	99.6%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Equity Fund | Class 3 | ASR7053_03_12_D01_(02/26) |

Variable Portfolio – Partners International Core Equity Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$93	0.83%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the communication services, health care, and utilities sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the materials sector, and no exposure to the real estate sector, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Bankinter, a Spain-based bank; Taiwan Semiconductor Manufacturing Company, a manufacturer of integrated circuits and wafers; Erste Group Bank, an Austria-based bank; and Lloyds Banking Group, a United Kingdom-based bank, were among the top contributors to the Fund’s relative performance. A relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials, information technology and consumer staples sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the financials, communication services, and utilities sectors, an overweight to the health care sector and the Fund's cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in United Kingdom-based Bunzl, a distribution and outsourcing provider; Keyence, a Japan-based manufacturer of automation and inspection equipment; Recruit Holdings, a Japan-based provider of HR technology and business solutions; SAP, a Germany-based provider of enterprise application software; and RELX, a provider of information and analytics solutions based in the United Kingdom, were top detractors from the Fund’s relative performance during the period.

Variable Portfolio – Partners International Core Equity Fund | Class 1 | ASR7054_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners International Core Equity Fund Class 1 ($18,580)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,408	$9,277
02/16	$9,036	$9,107
03/16	$9,593	$9,699
04/16	$9,756	$9,980
05/16	$9,747	$9,890
06/16	$9,452	$9,558
07/16	$9,831	$10,042
08/16	$9,822	$10,049
09/16	$9,920	$10,173
10/16	$9,666	$9,965
11/16	$9,431	$9,766
12/16	$9,676	$10,100
01/17	$9,998	$10,393
02/17	$10,105	$10,542
03/17	$10,414	$10,832
04/17	$10,708	$11,107
05/17	$11,081	$11,515
06/17	$11,049	$11,495
07/17	$11,347	$11,826
08/17	$11,277	$11,822
09/17	$11,540	$12,116
10/17	$11,699	$12,300
11/17	$11,749	$12,429
12/17	$11,858	$12,628
01/18	$12,475	$13,262
02/18	$11,829	$12,663
03/18	$11,692	$12,435
04/18	$11,862	$12,719
05/18	$11,601	$12,433
06/18	$11,340	$12,281
07/18	$11,644	$12,584
08/18	$11,340	$12,341
09/18	$11,419	$12,448
10/18	$10,439	$11,457
11/18	$10,358	$11,442
12/18	$9,898	$10,887
01/19	$10,613	$11,602
02/19	$10,817	$11,898
03/19	$10,956	$11,973
04/19	$11,049	$12,310
05/19	$10,575	$11,719
06/19	$11,188	$12,414
07/19	$10,839	$12,256
08/19	$10,500	$11,939
09/19	$10,823	$12,281
10/19	$11,270	$12,722
11/19	$11,376	$12,866
12/19	$11,756	$13,284
01/20	$11,489	$13,006
02/20	$10,615	$11,831
03/20	$8,922	$10,252
04/20	$9,627	$10,914
05/20	$10,151	$11,389
06/20	$10,527	$11,777
07/20	$10,913	$12,051
08/20	$11,460	$12,671
09/20	$11,256	$12,342
10/20	$10,806	$11,849
11/20	$12,360	$13,686
12/20	$13,068	$14,322
01/21	$13,036	$14,169
02/21	$13,347	$14,487
03/21	$13,676	$14,820
04/21	$13,938	$15,266
05/21	$14,506	$15,764
06/21	$14,375	$15,587
07/21	$14,440	$15,704
08/21	$14,822	$15,981
09/21	$14,336	$15,517
10/21	$14,970	$15,899
11/21	$14,248	$15,159
12/21	$14,839	$15,935
01/22	$14,226	$15,165
02/22	$13,625	$14,897
03/22	$13,557	$14,993
04/22	$12,521	$14,023
05/22	$12,576	$14,128
06/22	$11,441	$12,817
07/22	$12,106	$13,456
08/22	$11,251	$12,817
09/22	$10,179	$11,618
10/22	$10,912	$12,242
11/22	$12,324	$13,621
12/22	$11,944	$13,632
01/23	$13,029	$14,736
02/23	$12,717	$14,429
03/23	$13,259	$14,786
04/23	$13,466	$15,204
05/23	$13,204	$14,560
06/23	$13,548	$15,223
07/23	$13,686	$15,715
08/23	$13,122	$15,113
09/23	$12,529	$14,597
10/23	$12,254	$14,005
11/23	$13,383	$15,305
12/23	$14,058	$16,118
01/24	$14,058	$16,211
02/24	$14,485	$16,508
03/24	$14,645	$17,051
04/24	$14,282	$16,614
05/24	$14,951	$17,258
06/24	$14,840	$16,979
07/24	$15,356	$17,477
08/24	$15,900	$18,046
09/24	$15,858	$18,212
10/24	$15,105	$17,222
11/24	$15,119	$17,124
12/24	$14,882	$16,735
01/25	$15,649	$17,614
02/25	$16,039	$17,956
03/25	$16,006	$17,883
04/25	$16,445	$18,702
05/25	$17,422	$19,558
06/25	$17,709	$19,989
07/25	$17,029	$19,708
08/25	$17,768	$20,549
09/25	$18,240	$20,942
10/25	$18,536	$21,188
11/25	$18,299	$21,320
12/25	$18,580	$21,959
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	24.85	7.29	6.39
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,882,943,038
Total number of portfolio holdings	50
Management services fees (represents 0.80% of Fund average net assets)	$14,815,573
Portfolio turnover for the reporting period	35%

Variable Portfolio – Partners International Core Equity Fund | Class 1 | ASR7054_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

United Kingdom	23.9%
Japan	19.6%
Switzerland	11.4%
France	8.5%
Germany	7.7%
United States	5.1%
Netherlands	4.8%
China	3.1%
Singapore	3.0%
Taiwan	2.1%
Other	10.4%

Top Holdings

ASML Holding NV	4.7%
Roche Holding AG, Genusschein Shares	4.1%
SAP SE	3.7%
AstraZeneca PLC	3.6%
Cie Financiere Richemont SA, Class A, Registered Shares	2.9%
Siemens AG, Registered Shares	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.5%
ITOCHU Corp.	2.5%
Reckitt Benckiser Group PLC	2.5%
Schneider Electric SE	2.4%

Equity Sector Allocation

Financials	20.4%
Industrials	17.9%
Information Technology	14.8%
Health Care	13.8%
Consumer Discretionary	13.1%
Consumer Staples	10.7%
Communication Services	5.8%
Energy	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Core Equity Fund | Class 1 | ASR7054_01_12_D01_(02/26) |

Variable Portfolio – Partners International Core Equity Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners International Core Equity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$121	1.08%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the communication services, health care, and utilities sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the materials sector, and no exposure to the real estate sector, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Bankinter, a Spain-based bank; Taiwan Semiconductor Manufacturing Company, a manufacturer of integrated circuits and wafers; Erste Group Bank, an Austria-based bank; and Lloyds Banking Group, a United Kingdom-based bank, were among the top contributors to the Fund’s relative performance. A relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials, information technology and consumer staples sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the financials, communication services, and utilities sectors, an overweight to the health care sector and the Fund's cash position, detracted from relative performance during the period.

Individual holdings | Fund positions in United Kingdom-based Bunzl, a distribution and outsourcing provider; Keyence, a Japan-based manufacturer of automation and inspection equipment; Recruit Holdings, a Japan-based provider of HR technology and business solutions; SAP, a Germany-based provider of enterprise application software; and RELX, a provider of information and analytics solutions based in the United Kingdom, were top detractors from the Fund’s relative performance during the period.

Variable Portfolio – Partners International Core Equity Fund | Class 2 | ASR7054_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners International Core Equity Fund Class 2 ($18,120)	MSCI EAFE Index (Net) ($21,959)
12/15	$10,000	$10,000
01/16	$9,406	$9,277
02/16	$9,032	$9,107
03/16	$9,585	$9,699
04/16	$9,749	$9,980
05/16	$9,740	$9,890
06/16	$9,447	$9,558
07/16	$9,818	$10,042
08/16	$9,808	$10,049
09/16	$9,901	$10,173
10/16	$9,646	$9,965
11/16	$9,411	$9,766
12/16	$9,656	$10,100
01/17	$9,969	$10,393
02/17	$10,077	$10,542
03/17	$10,380	$10,832
04/17	$10,675	$11,107
05/17	$11,039	$11,515
06/17	$11,011	$11,495
07/17	$11,299	$11,826
08/17	$11,229	$11,822
09/17	$11,495	$12,116
10/17	$11,645	$12,300
11/17	$11,694	$12,429
12/17	$11,794	$12,628
01/18	$12,412	$13,262
02/18	$11,764	$12,663
03/18	$11,622	$12,435
04/18	$11,792	$12,719
05/18	$11,532	$12,433
06/18	$11,273	$12,281
07/18	$11,567	$12,584
08/18	$11,263	$12,341
09/18	$11,345	$12,448
10/18	$10,366	$11,457
11/18	$10,285	$11,442
12/18	$9,826	$10,887
01/19	$10,529	$11,602
02/19	$10,733	$11,898
03/19	$10,859	$11,973
04/19	$10,952	$12,310
05/19	$10,489	$11,719
06/19	$11,094	$12,414
07/19	$10,735	$12,256
08/19	$10,397	$11,939
09/19	$10,723	$12,281
10/19	$11,158	$12,722
11/19	$11,264	$12,866
12/19	$11,635	$13,284
01/20	$11,370	$13,006
02/20	$10,499	$11,831
03/20	$8,834	$10,252
04/20	$9,525	$10,914
05/20	$10,036	$11,389
06/20	$10,411	$11,777
07/20	$10,785	$12,051
08/20	$11,330	$12,671
09/20	$11,127	$12,342
10/20	$10,678	$11,849
11/20	$12,205	$13,686
12/20	$12,910	$14,322
01/21	$12,867	$14,169
02/21	$13,177	$14,487
03/21	$13,499	$14,820
04/21	$13,749	$15,266
05/21	$14,313	$15,764
06/21	$14,172	$15,587
07/21	$14,237	$15,704
08/21	$14,606	$15,981
09/21	$14,122	$15,517
10/21	$14,753	$15,899
11/21	$14,046	$15,159
12/21	$14,612	$15,935
01/22	$14,014	$15,165
02/22	$13,416	$14,897
03/22	$13,344	$14,993
04/22	$12,328	$14,023
05/22	$12,372	$14,128
06/22	$11,257	$12,817
07/22	$11,904	$13,456
08/22	$11,068	$12,817
09/22	$10,003	$11,618
10/22	$10,731	$12,242
11/22	$12,107	$13,621
12/22	$11,743	$13,632
01/23	$12,794	$14,736
02/23	$12,498	$14,429
03/23	$13,029	$14,786
04/23	$13,220	$15,204
05/23	$12,961	$14,560
06/23	$13,288	$15,223
07/23	$13,438	$15,715
08/23	$12,865	$15,113
09/23	$12,292	$14,597
10/23	$12,019	$14,005
11/23	$13,124	$15,305
12/23	$13,779	$16,118
01/24	$13,779	$16,211
02/24	$14,188	$16,508
03/24	$14,355	$17,051
04/24	$13,997	$16,614
05/24	$14,631	$17,258
06/24	$14,521	$16,979
07/24	$15,031	$17,477
08/24	$15,555	$18,046
09/24	$15,514	$18,212
10/24	$14,769	$17,222
11/24	$14,783	$17,124
12/24	$14,549	$16,735
01/25	$15,307	$17,614
02/25	$15,679	$17,956
03/25	$15,637	$17,883
04/25	$16,070	$18,702
05/25	$17,021	$19,558
06/25	$17,289	$19,989
07/25	$16,633	$19,708
08/25	$17,347	$20,549
09/25	$17,799	$20,942
10/25	$18,091	$21,188
11/25	$17,858	$21,320
12/25	$18,120	$21,959
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	24.55	7.02	6.12
MSCI EAFE Index (Net)	31.22	8.92	8.18
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,882,943,038
Total number of portfolio holdings	50
Management services fees (represents 0.80% of Fund average net assets)	$14,815,573
Portfolio turnover for the reporting period	35%

Variable Portfolio – Partners International Core Equity Fund | Class 2 | ASR7054_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

United Kingdom	23.9%
Japan	19.6%
Switzerland	11.4%
France	8.5%
Germany	7.7%
United States	5.1%
Netherlands	4.8%
China	3.1%
Singapore	3.0%
Taiwan	2.1%
Other	10.4%

Top Holdings

ASML Holding NV	4.7%
Roche Holding AG, Genusschein Shares	4.1%
SAP SE	3.7%
AstraZeneca PLC	3.6%
Cie Financiere Richemont SA, Class A, Registered Shares	2.9%
Siemens AG, Registered Shares	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.5%
ITOCHU Corp.	2.5%
Reckitt Benckiser Group PLC	2.5%
Schneider Electric SE	2.4%

Equity Sector Allocation

Financials	20.4%
Industrials	17.9%
Information Technology	14.8%
Health Care	13.8%
Consumer Discretionary	13.1%
Consumer Staples	10.7%
Communication Services	5.8%
Energy	1.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Core Equity Fund | Class 2 | ASR7054_02_12_D01_(02/26) |

Variable Portfolio – Partners International Growth Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$89	0.82%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the information technology, communication services, and utilities sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the health care sector, and overweights to the financials and utilities sectors, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korea-based manufacturer of semiconductor products; Banco Bilbao Vizcaya Argentaria, a Spain-based bank; UniCredit, an Italy-based bank; and Sandoz, a Swiss-based pharmaceutical company, were among the top contributors to the Fund’s relative performance. A relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials and consumer discretionary sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the industrials and materials sectors, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund position, BYD, a China-based electric vehicle manufacturer, was a top detractor from the Fund’s relative performance during the period. Relative underweights to Advantest, a Japan-based manufacturer of semiconductor test systems; Netherlands-based ASML, a manufacturer of semiconductor equipment; Siemens Energy, a Germany-based provider of energy technology; and no exposure to Rolls-Royce, a United Kingdom-based manufacturer of aero engines and aftermarket services, also detracted from relative performance during the period.

Variable Portfolio – Partners International Growth Fund | Class 1 | ASR7055_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners International Growth Fund Class 1 ($16,705)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,516	$9,277	$9,364
02/16	$9,454	$9,107	$9,201
03/16	$10,157	$9,699	$9,793
04/16	$10,183	$9,980	$9,979
05/16	$9,945	$9,890	$9,954
06/16	$9,596	$9,558	$9,778
07/16	$10,126	$10,042	$10,256
08/16	$10,090	$10,049	$10,112
09/16	$10,186	$10,173	$10,263
10/16	$9,734	$9,965	$9,821
11/16	$9,410	$9,766	$9,486
12/16	$9,653	$10,100	$9,696
01/17	$9,879	$10,393	$10,022
02/17	$9,996	$10,542	$10,244
03/17	$10,374	$10,832	$10,522
04/17	$10,844	$11,107	$10,838
05/17	$11,296	$11,515	$11,387
06/17	$11,146	$11,495	$11,313
07/17	$11,444	$11,826	$11,587
08/17	$11,524	$11,822	$11,652
09/17	$11,799	$12,116	$11,872
10/17	$12,058	$12,300	$12,142
11/17	$12,107	$12,429	$12,288
12/17	$12,247	$12,628	$12,494
01/18	$12,885	$13,262	$13,073
02/18	$12,327	$12,663	$12,514
03/18	$12,249	$12,435	$12,364
04/18	$12,249	$12,719	$12,550
05/18	$12,249	$12,433	$12,525
06/18	$11,868	$12,281	$12,377
07/18	$12,077	$12,584	$12,633
08/18	$11,878	$12,341	$12,598
09/18	$11,573	$12,448	$12,566
10/18	$10,430	$11,457	$11,409
11/18	$10,356	$11,442	$11,443
12/18	$9,926	$10,887	$10,891
01/19	$10,587	$11,602	$11,593
02/19	$10,912	$11,898	$11,992
03/19	$11,015	$11,973	$12,203
04/19	$11,585	$12,310	$12,602
05/19	$10,731	$11,719	$12,115
06/19	$11,533	$12,414	$12,902
07/19	$11,423	$12,256	$12,855
08/19	$11,281	$11,939	$12,699
09/19	$11,380	$12,281	$12,844
10/19	$11,764	$12,722	$13,304
11/19	$12,126	$12,866	$13,543
12/19	$12,576	$13,284	$13,930
01/20	$12,433	$13,006	$13,850
02/20	$11,829	$11,831	$12,654
03/20	$10,220	$10,252	$11,490
04/20	$11,001	$10,914	$12,342
05/20	$11,716	$11,389	$13,016
06/20	$12,283	$11,777	$13,438
07/20	$13,062	$12,051	$14,041
08/20	$13,718	$12,671	$14,666
09/20	$13,685	$12,342	$14,570
10/20	$13,284	$11,849	$13,993
11/20	$14,742	$13,686	$15,712
12/20	$15,420	$14,322	$16,478
01/21	$15,254	$14,169	$16,254
02/21	$15,343	$14,487	$16,198
03/21	$15,275	$14,820	$16,385
04/21	$15,976	$15,266	$17,075
05/21	$16,477	$15,764	$17,592
06/21	$16,443	$15,587	$17,600
07/21	$16,909	$15,704	$17,903
08/21	$17,515	$15,981	$18,325
09/21	$16,501	$15,517	$17,612
10/21	$17,258	$15,899	$18,189
11/21	$16,547	$15,159	$17,572
12/21	$17,060	$15,935	$18,332
01/22	$15,324	$15,165	$16,408
02/22	$14,625	$14,897	$16,044
03/22	$14,671	$14,993	$16,143
04/22	$13,389	$14,023	$14,851
05/22	$13,238	$14,128	$14,678
06/22	$12,108	$12,817	$13,418
07/22	$13,190	$13,456	$14,481
08/22	$12,208	$12,817	$13,603
09/22	$10,977	$11,618	$12,278
10/22	$11,686	$12,242	$12,809
11/22	$13,053	$13,621	$14,287
12/22	$12,506	$13,632	$14,126
01/23	$13,550	$14,736	$15,325
02/23	$13,078	$14,429	$14,897
03/23	$13,716	$14,786	$15,693
04/23	$13,841	$15,204	$16,074
05/23	$13,666	$14,560	$15,578
06/23	$14,140	$15,223	$16,128
07/23	$14,190	$15,715	$16,445
08/23	$13,453	$15,113	$15,673
09/23	$12,654	$14,597	$14,734
10/23	$12,304	$14,005	$14,190
11/23	$13,553	$15,305	$15,710
12/23	$14,353	$16,118	$16,609
01/24	$14,340	$16,211	$16,806
02/24	$15,027	$16,508	$17,373
03/24	$15,228	$17,051	$17,777
04/24	$14,461	$16,614	$17,071
05/24	$15,115	$17,258	$17,722
06/24	$15,077	$16,979	$17,643
07/24	$15,266	$17,477	$17,860
08/24	$15,744	$18,046	$18,564
09/24	$15,630	$18,212	$18,645
10/24	$14,838	$17,222	$17,494
11/24	$14,750	$17,124	$17,430
12/24	$14,184	$16,735	$16,948
01/25	$14,813	$17,614	$17,865
02/25	$14,813	$17,956	$17,888
03/25	$14,345	$17,883	$17,310
04/25	$14,979	$18,702	$18,202
05/25	$15,676	$19,558	$19,144
06/25	$16,194	$19,989	$19,653
07/25	$15,708	$19,708	$19,062
08/25	$16,028	$20,549	$19,597
09/25	$16,398	$20,942	$20,092
10/25	$16,679	$21,188	$20,413
11/25	$16,436	$21,320	$20,112
12/25	$16,705	$21,959	$20,466
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	17.77	1.61	5.26
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,363,360,316
Total number of portfolio holdings	103
Management services fees (represents 0.88% of Fund average net assets)	$11,700,325
Portfolio turnover for the reporting period	69%

Variable Portfolio – Partners International Growth Fund | Class 1 | ASR7055_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	16.6%
United Kingdom	12.1%
Switzerland	8.5%
France	6.6%
Netherlands	6.2%
Germany	5.9%
Italy	5.8%
Canada	5.4%
Taiwan	5.3%
Spain	4.8%
Other	22.7%

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
SK Hynix, Inc.	2.9%
ASML Holding NV	2.7%
AIA Group Ltd.	2.3%
Murata Manufacturing Co., Ltd.	2.2%
Sandoz Group AG, ADR	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%
Heidelberg Materials AG	1.9%
Diploma PLC	1.8%
Barclays Bank PLC	1.8%

Equity Sector Allocation

Information Technology	22.4%
Industrials	19.7%
Financials	17.5%
Health Care	13.5%
Consumer Discretionary	12.5%
Materials	4.2%
Communication Services	4.1%
Utilities	3.7%
Consumer Staples	1.2%
Energy	0.5%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Growth Fund | Class 1 | ASR7055_01_12_D01_(02/26) |

Variable Portfolio – Partners International Growth Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$116	1.07%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the information technology, communication services, and utilities sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight to the health care sector, and overweights to the financials and utilities sectors, buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in SK Hynix, a South Korea-based manufacturer of semiconductor products; Banco Bilbao Vizcaya Argentaria, a Spain-based bank; UniCredit, an Italy-based bank; and Sandoz, a Swiss-based pharmaceutical company, were among the top contributors to the Fund’s relative performance. A relative underweight to Novo Nordisk, a multinational pharmaceutical company, also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials and consumer discretionary sectors detracted from the Fund’s relative performance during the annual period.

Allocations | Underweights to the industrials and materials sectors, and the Fund’s cash position, detracted from relative performance during the period.

Individual holdings | Fund position, BYD, a China-based electric vehicle manufacturer, was a top detractor from the Fund’s relative performance during the period. Relative underweights to Advantest, a Japan-based manufacturer of semiconductor test systems; Netherlands-based ASML, a manufacturer of semiconductor equipment; Siemens Energy, a Germany-based provider of energy technology; and no exposure to Rolls-Royce, a United Kingdom-based manufacturer of aero engines and aftermarket services, also detracted from relative performance during the period.

Variable Portfolio – Partners International Growth Fund | Class 2 | ASR7055_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners International Growth Fund Class 2 ($16,306)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Growth Index (Net) ($20,466)
12/15	$10,000	$10,000	$10,000
01/16	$9,523	$9,277	$9,364
02/16	$9,452	$9,107	$9,201
03/16	$10,151	$9,699	$9,793
04/16	$10,178	$9,980	$9,979
05/16	$9,939	$9,890	$9,954
06/16	$9,582	$9,558	$9,778
07/16	$10,113	$10,042	$10,256
08/16	$10,068	$10,049	$10,112
09/16	$10,167	$10,173	$10,263
10/16	$9,715	$9,965	$9,821
11/16	$9,390	$9,766	$9,486
12/16	$9,634	$10,100	$9,696
01/17	$9,860	$10,393	$10,022
02/17	$9,968	$10,542	$10,244
03/17	$10,350	$10,832	$10,522
04/17	$10,811	$11,107	$10,838
05/17	$11,264	$11,515	$11,387
06/17	$11,109	$11,495	$11,313
07/17	$11,407	$11,826	$11,587
08/17	$11,477	$11,822	$11,652
09/17	$11,755	$12,116	$11,872
10/17	$12,014	$12,300	$12,142
11/17	$12,053	$12,429	$12,288
12/17	$12,193	$12,628	$12,494
01/18	$12,820	$13,262	$13,073
02/18	$12,263	$12,663	$12,514
03/18	$12,187	$12,435	$12,364
04/18	$12,187	$12,719	$12,550
05/18	$12,187	$12,433	$12,525
06/18	$11,799	$12,281	$12,377
07/18	$12,008	$12,584	$12,633
08/18	$11,799	$12,341	$12,598
09/18	$11,497	$12,448	$12,566
10/18	$10,366	$11,457	$11,409
11/18	$10,283	$11,442	$11,443
12/18	$9,864	$10,887	$10,891
01/19	$10,513	$11,602	$11,593
02/19	$10,838	$11,898	$11,992
03/19	$10,934	$11,973	$12,203
04/19	$11,502	$12,310	$12,602
05/19	$10,650	$11,719	$12,115
06/19	$11,436	$12,414	$12,902
07/19	$11,327	$12,256	$12,855
08/19	$11,185	$11,939	$12,699
09/19	$11,283	$12,281	$12,844
10/19	$11,655	$12,722	$13,304
11/19	$12,016	$12,866	$13,543
12/19	$12,464	$13,284	$13,930
01/20	$12,311	$13,006	$13,850
02/20	$11,709	$11,831	$12,654
03/20	$10,124	$10,252	$11,490
04/20	$10,891	$10,914	$12,342
05/20	$11,591	$11,389	$13,016
06/20	$12,155	$11,777	$13,438
07/20	$12,919	$12,051	$14,041
08/20	$13,572	$12,671	$14,666
09/20	$13,539	$12,342	$14,570
10/20	$13,140	$11,849	$13,993
11/20	$14,568	$13,686	$15,712
12/20	$15,243	$14,322	$16,478
01/21	$15,066	$14,169	$16,254
02/21	$15,155	$14,487	$16,198
03/21	$15,088	$14,820	$16,385
04/21	$15,775	$15,266	$17,075
05/21	$16,273	$15,764	$17,592
06/21	$16,227	$15,587	$17,600
07/21	$16,679	$15,704	$17,903
08/21	$17,282	$15,981	$18,325
09/21	$16,273	$15,517	$17,612
10/21	$17,027	$15,899	$18,189
11/21	$16,308	$15,159	$17,572
12/21	$16,818	$15,935	$18,332
01/22	$15,103	$15,165	$16,408
02/22	$14,419	$14,897	$16,044
03/22	$14,454	$14,993	$16,143
04/22	$13,190	$14,023	$14,851
05/22	$13,028	$14,128	$14,678
06/22	$11,915	$12,817	$13,418
07/22	$12,992	$13,456	$14,481
08/22	$12,014	$12,817	$13,603
09/22	$10,802	$11,618	$12,278
10/22	$11,494	$12,242	$12,809
11/22	$12,831	$13,621	$14,287
12/22	$12,299	$13,632	$14,126
01/23	$13,313	$14,736	$15,325
02/23	$12,855	$14,429	$14,897
03/23	$13,481	$14,786	$15,693
04/23	$13,592	$15,204	$16,074
05/23	$13,419	$14,560	$15,578
06/23	$13,878	$15,223	$16,128
07/23	$13,927	$15,715	$16,445
08/23	$13,208	$15,113	$15,673
09/23	$12,414	$14,597	$14,734
10/23	$12,067	$14,005	$14,190
11/23	$13,295	$15,305	$15,710
12/23	$14,076	$16,118	$16,609
01/24	$14,064	$16,211	$16,806
02/24	$14,733	$16,508	$17,373
03/24	$14,924	$17,051	$17,777
04/24	$14,177	$16,614	$17,071
05/24	$14,812	$17,258	$17,722
06/24	$14,775	$16,979	$17,643
07/24	$14,961	$17,477	$17,860
08/24	$15,422	$18,046	$18,564
09/24	$15,298	$18,212	$18,645
10/24	$14,525	$17,222	$17,494
11/24	$14,438	$17,124	$17,430
12/24	$13,878	$16,735	$16,948
01/25	$14,488	$17,614	$17,865
02/25	$14,488	$17,956	$17,888
03/25	$14,025	$17,883	$17,310
04/25	$14,639	$18,702	$18,202
05/25	$15,315	$19,558	$19,144
06/25	$15,814	$19,989	$19,653
07/25	$15,347	$19,708	$19,062
08/25	$15,650	$20,549	$19,597
09/25	$16,016	$20,942	$20,092
10/25	$16,281	$21,188	$20,413
11/25	$16,054	$21,320	$20,112
12/25	$16,306	$21,959	$20,466
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	17.50	1.36	5.01
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Growth Index (Net)	20.76	4.43	7.42
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,363,360,316
Total number of portfolio holdings	103
Management services fees (represents 0.88% of Fund average net assets)	$11,700,325
Portfolio turnover for the reporting period	69%

Variable Portfolio – Partners International Growth Fund | Class 2 | ASR7055_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	16.6%
United Kingdom	12.1%
Switzerland	8.5%
France	6.6%
Netherlands	6.2%
Germany	5.9%
Italy	5.8%
Canada	5.4%
Taiwan	5.3%
Spain	4.8%
Other	22.7%

Top Holdings

Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
SK Hynix, Inc.	2.9%
ASML Holding NV	2.7%
AIA Group Ltd.	2.3%
Murata Manufacturing Co., Ltd.	2.2%
Sandoz Group AG, ADR	2.0%
Banco Bilbao Vizcaya Argentaria SA	1.9%
Heidelberg Materials AG	1.9%
Diploma PLC	1.8%
Barclays Bank PLC	1.8%

Equity Sector Allocation

Information Technology	22.4%
Industrials	19.7%
Financials	17.5%
Health Care	13.5%
Consumer Discretionary	12.5%
Materials	4.2%
Communication Services	4.1%
Utilities	3.7%
Consumer Staples	1.2%
Energy	0.5%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Growth Fund | Class 2 | ASR7055_02_12_D01_(02/26) |

Variable Portfolio – Partners International Value Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$95	0.81%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer discretionary and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the communication services, real estate and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a South Korea-based manufacturer of electronics and semiconductor components; China-based eCommerce platform, Alibaba; metals and mining firm, ArcelorMittal; and Bank of Ireland, were among the top contributors to the Fund’s relative performance. No exposure to Toyota Motor also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials, health care, financials and energy sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An underweight to the financials sector, overweights to the information technology and consumer discretionary sectors, and the Fund’s cash position detracted from relative performance during the period.

Individual holdings | Fund positions in Teleperformance, a France-based business process outsourcing provider; Olympus, a Japan-based manufacturer of precision instruments; and Arkema, a France-based chemicals company, were top detractors from the Fund’s relative performance during the period. No exposure to Banco Santander and Banco Bilbao Vizcaya Argentaria, both Spain-based banks, also detracted from relative performance during the period.

Variable Portfolio – Partners International Value Fund | Class 1 | ASR7056_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners International Value Fund Class 1 ($20,119)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Value Index (Net) ($23,004)
12/15	$10,000	$10,000	$10,000
01/16	$9,226	$9,277	$9,187
02/16	$8,945	$9,107	$9,009
03/16	$9,619	$9,699	$9,603
04/16	$10,070	$9,980	$9,982
05/16	$9,890	$9,890	$9,823
06/16	$9,520	$9,558	$9,335
07/16	$9,933	$10,042	$9,826
08/16	$10,196	$10,049	$9,985
09/16	$10,306	$10,173	$10,082
10/16	$10,433	$9,965	$10,105
11/16	$10,491	$9,766	$10,043
12/16	$10,833	$10,100	$10,502
01/17	$11,285	$10,393	$10,761
02/17	$11,204	$10,542	$10,835
03/17	$11,457	$10,832	$11,138
04/17	$11,655	$11,107	$11,371
05/17	$11,877	$11,515	$11,635
06/17	$11,979	$11,495	$11,670
07/17	$12,509	$11,826	$12,060
08/17	$12,462	$11,822	$11,985
09/17	$12,890	$12,116	$12,355
10/17	$13,163	$12,300	$12,450
11/17	$13,281	$12,429	$12,562
12/17	$13,589	$12,628	$12,754
01/18	$14,383	$13,262	$13,443
02/18	$13,613	$12,663	$12,804
03/18	$13,406	$12,435	$12,496
04/18	$13,729	$12,719	$12,881
05/18	$13,155	$12,433	$12,322
06/18	$12,807	$12,281	$12,166
07/18	$13,236	$12,584	$12,515
08/18	$12,759	$12,341	$12,060
09/18	$13,015	$12,448	$12,310
10/18	$11,949	$11,457	$11,492
11/18	$11,863	$11,442	$11,428
12/18	$11,238	$10,887	$10,870
01/19	$12,035	$11,602	$11,597
02/19	$12,219	$11,898	$11,790
03/19	$12,102	$11,973	$11,730
04/19	$12,475	$12,310	$12,003
05/19	$11,544	$11,719	$11,308
06/19	$12,238	$12,414	$11,911
07/19	$11,834	$12,256	$11,643
08/19	$11,325	$11,939	$11,165
09/19	$11,897	$12,281	$11,704
10/19	$12,342	$12,722	$12,126
11/19	$12,460	$12,866	$12,174
12/19	$12,758	$13,284	$12,618
01/20	$12,049	$13,006	$12,162
02/20	$11,050	$11,831	$11,011
03/20	$8,720	$10,252	$9,060
04/20	$9,223	$10,914	$9,545
05/20	$9,647	$11,389	$9,835
06/20	$9,965	$11,777	$10,186
07/20	$10,032	$12,051	$10,206
08/20	$10,628	$12,671	$10,803
09/20	$10,310	$12,342	$10,307
10/20	$9,899	$11,849	$9,892
11/20	$11,635	$13,686	$11,766
12/20	$12,271	$14,322	$12,287
01/21	$12,245	$14,169	$12,191
02/21	$12,775	$14,487	$12,772
03/21	$13,273	$14,820	$13,202
04/21	$13,598	$15,266	$13,454
05/21	$14,099	$15,764	$13,919
06/21	$13,787	$15,587	$13,599
07/21	$13,787	$15,704	$13,566
08/21	$13,923	$15,981	$13,719
09/21	$13,448	$15,517	$13,467
10/21	$13,814	$15,899	$13,682
11/21	$13,001	$15,159	$12,859
12/21	$13,719	$15,935	$13,625
01/22	$13,814	$15,165	$13,767
02/22	$13,286	$14,897	$13,580
03/22	$13,034	$14,993	$13,670
04/22	$12,313	$14,023	$12,979
05/22	$12,701	$14,128	$13,298
06/22	$11,426	$12,817	$11,974
07/22	$11,772	$13,456	$12,224
08/22	$11,107	$12,817	$11,811
09/22	$10,081	$11,618	$10,752
10/22	$10,802	$12,242	$11,446
11/22	$12,271	$13,621	$12,704
12/22	$12,147	$13,632	$12,864
01/23	$13,325	$14,736	$13,857
02/23	$13,020	$14,429	$13,663
03/23	$13,180	$14,786	$13,628
04/23	$13,506	$15,204	$14,067
05/23	$12,896	$14,560	$13,309
06/23	$13,619	$15,223	$14,058
07/23	$14,115	$15,715	$14,697
08/23	$13,633	$15,113	$14,261
09/23	$13,137	$14,597	$14,140
10/23	$12,528	$14,005	$13,518
11/23	$13,463	$15,305	$14,589
12/23	$14,229	$16,118	$15,302
01/24	$13,973	$16,211	$15,292
02/24	$14,101	$16,508	$15,320
03/24	$14,668	$17,051	$15,988
04/24	$14,435	$16,614	$15,824
05/24	$15,324	$17,258	$16,448
06/24	$14,828	$16,979	$15,990
07/24	$15,455	$17,477	$16,739
08/24	$15,863	$18,046	$17,168
09/24	$16,242	$18,212	$17,412
10/24	$15,368	$17,222	$16,594
11/24	$15,236	$17,124	$16,466
12/24	$14,886	$16,735	$16,172
01/25	$15,718	$17,614	$16,997
02/25	$16,345	$17,956	$17,631
03/25	$16,495	$17,883	$18,042
04/25	$16,765	$18,702	$18,773
05/25	$17,486	$19,558	$19,527
06/25	$17,995	$19,989	$19,866
07/25	$17,754	$19,708	$19,917
08/25	$18,447	$20,549	$21,057
09/25	$18,929	$20,942	$21,334
10/25	$19,125	$21,188	$21,496
11/25	$19,592	$21,320	$22,081
12/25	$20,119	$21,959	$23,004
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	35.15	10.39	7.24
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Value Index (Net)	42.25	13.36	8.69
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,469,671,441
Total number of portfolio holdings	158
Management services fees (represents 0.82% of Fund average net assets)	$11,450,900
Portfolio turnover for the reporting period	18%

Variable Portfolio – Partners International Value Fund | Class 1 | ASR7056_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	18.8%
France	12.9%
Germany	12.0%
United Kingdom	11.5%
Switzerland	6.5%
Netherlands	6.0%
United States	5.4%
China	4.1%
Ireland	3.3%
South Korea	3.0%
Other	16.1%

Top Holdings

Samsung Electronics Co., Ltd.	2.2%
Roche Holding AG, Genusschein Shares	1.9%
Reckitt Benckiser Group PLC	1.9%
Sanofi SA	1.7%
GSK PLC	1.7%
ING Groep NV	1.7%
Daikin Industries Ltd.	1.5%
BASF SE	1.5%
Julius Baer Group Ltd.	1.4%
Cie Generale des Etablissements Michelin SCA	1.4%

Equity Sector Allocation

Financials	24.3%
Industrials	14.5%
Consumer Discretionary	12.8%
Health Care	12.5%
Information Technology	10.2%
Consumer Staples	8.4%
Materials	6.5%
Energy	4.8%
Utilities	1.9%
Communication Services	1.3%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Value Fund | Class 1 | ASR7056_01_12_D01_(02/26) |

Variable Portfolio – Partners International Value Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners International Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$124	1.06%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the consumer discretionary and information technology sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Underweights to the communication services, real estate and energy sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Samsung Electronics, a South Korea-based manufacturer of electronics and semiconductor components; China-based eCommerce platform, Alibaba; metals and mining firm, ArcelorMittal; and Bank of Ireland, were among the top contributors to the Fund’s relative performance. No exposure to Toyota Motor also contributed to relative performance during the period.

Top Performance Detractors

Stock selection | Selection in the industrials, health care, financials and energy sectors detracted from the Fund’s relative performance during the annual period.

Allocations | An underweight to the financials sector, overweights to the information technology and consumer discretionary sectors, and the Fund’s cash position detracted from relative performance during the period.

Individual holdings | Fund positions in Teleperformance, a France-based business process outsourcing provider; Olympus, a Japan-based manufacturer of precision instruments; and Arkema, a France-based chemicals company, were top detractors from the Fund’s relative performance during the period. No exposure to Banco Santander and Banco Bilbao Vizcaya Argentaria, both Spain-based banks, also detracted from relative performance during the period.

Variable Portfolio – Partners International Value Fund | Class 2 | ASR7056_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners International Value Fund Class 2 ($19,610)	MSCI EAFE Index (Net) ($21,959)	MSCI EAFE Value Index (Net) ($23,004)
12/15	$10,000	$10,000	$10,000
01/16	$9,213	$9,277	$9,187
02/16	$8,933	$9,107	$9,009
03/16	$9,602	$9,699	$9,603
04/16	$10,053	$9,980	$9,982
05/16	$9,873	$9,890	$9,823
06/16	$9,496	$9,558	$9,335
07/16	$9,909	$10,042	$9,826
08/16	$10,173	$10,049	$9,985
09/16	$10,276	$10,173	$10,082
10/16	$10,403	$9,965	$10,105
11/16	$10,449	$9,766	$10,043
12/16	$10,807	$10,100	$10,502
01/17	$11,248	$10,393	$10,761
02/17	$11,167	$10,542	$10,835
03/17	$11,412	$10,832	$11,138
04/17	$11,598	$11,107	$11,371
05/17	$11,819	$11,515	$11,635
06/17	$11,926	$11,495	$11,670
07/17	$12,443	$11,826	$12,060
08/17	$12,408	$11,822	$11,985
09/17	$12,827	$12,116	$12,355
10/17	$13,087	$12,300	$12,450
11/17	$13,205	$12,429	$12,562
12/17	$13,512	$12,628	$12,754
01/18	$14,303	$13,262	$13,443
02/18	$13,535	$12,663	$12,804
03/18	$13,321	$12,435	$12,496
04/18	$13,643	$12,719	$12,881
05/18	$13,058	$12,433	$12,322
06/18	$12,719	$12,281	$12,166
07/18	$13,145	$12,584	$12,515
08/18	$12,670	$12,341	$12,060
09/18	$12,918	$12,448	$12,310
10/18	$11,857	$11,457	$11,492
11/18	$11,760	$11,442	$11,428
12/18	$11,151	$10,887	$10,870
01/19	$11,943	$11,602	$11,597
02/19	$12,113	$11,898	$11,790
03/19	$12,002	$11,973	$11,730
04/19	$12,360	$12,310	$12,003
05/19	$11,435	$11,719	$11,308
06/19	$12,121	$12,414	$11,911
07/19	$11,720	$12,256	$11,643
08/19	$11,215	$11,939	$11,165
09/19	$11,776	$12,281	$11,704
10/19	$12,217	$12,722	$12,126
11/19	$12,321	$12,866	$12,174
12/19	$12,622	$13,284	$12,618
01/20	$11,919	$13,006	$12,162
02/20	$10,929	$11,831	$11,011
03/20	$8,632	$10,252	$9,060
04/20	$9,118	$10,914	$9,545
05/20	$9,525	$11,389	$9,835
06/20	$9,853	$11,777	$10,186
07/20	$9,919	$12,051	$10,206
08/20	$10,497	$12,671	$10,803
09/20	$10,182	$12,342	$10,307
10/20	$9,775	$11,849	$9,892
11/20	$11,482	$13,686	$11,766
12/20	$12,100	$14,322	$12,287
01/21	$12,087	$14,169	$12,191
02/21	$12,599	$14,487	$12,772
03/21	$13,093	$14,820	$13,202
04/21	$13,401	$15,266	$13,454
05/21	$13,897	$15,764	$13,919
06/21	$13,589	$15,587	$13,599
07/21	$13,589	$15,704	$13,566
08/21	$13,709	$15,981	$13,719
09/21	$13,253	$15,517	$13,467
10/21	$13,602	$15,899	$13,682
11/21	$12,797	$15,159	$12,859
12/21	$13,508	$15,935	$13,625
01/22	$13,589	$15,165	$13,767
02/22	$13,079	$14,897	$13,580
03/22	$12,824	$14,993	$13,670
04/22	$12,112	$14,023	$12,979
05/22	$12,495	$14,128	$13,298
06/22	$11,222	$12,817	$11,974
07/22	$11,564	$13,456	$12,224
08/22	$10,908	$12,817	$11,811
09/22	$9,909	$11,618	$10,752
10/22	$10,606	$12,242	$11,446
11/22	$12,043	$13,621	$12,704
12/22	$11,920	$13,632	$12,864
01/23	$13,084	$14,736	$13,857
02/23	$12,769	$14,429	$13,663
03/23	$12,924	$14,786	$13,628
04/23	$13,245	$15,204	$14,067
05/23	$12,645	$14,560	$13,309
06/23	$13,356	$15,223	$14,058
07/23	$13,845	$15,715	$14,697
08/23	$13,370	$15,113	$14,261
09/23	$12,868	$14,597	$14,140
10/23	$12,268	$14,005	$13,518
11/23	$13,189	$15,305	$14,589
12/23	$13,943	$16,118	$15,302
01/24	$13,677	$16,211	$15,292
02/24	$13,803	$16,508	$15,320
03/24	$14,356	$17,051	$15,988
04/24	$14,113	$16,614	$15,824
05/24	$14,987	$17,258	$16,448
06/24	$14,499	$16,979	$15,990
07/24	$15,115	$17,477	$16,739
08/24	$15,517	$18,046	$17,168
09/24	$15,875	$18,212	$17,412
10/24	$15,015	$17,222	$16,594
11/24	$14,886	$17,124	$16,466
12/24	$14,542	$16,735	$16,172
01/25	$15,359	$17,614	$16,997
02/25	$15,961	$17,956	$17,631
03/25	$16,100	$17,883	$18,042
04/25	$16,366	$18,702	$18,773
05/25	$17,073	$19,558	$19,527
06/25	$17,572	$19,989	$19,866
07/25	$17,321	$19,708	$19,917
08/25	$18,000	$20,549	$21,057
09/25	$18,458	$20,942	$21,334
10/25	$18,650	$21,188	$21,496
11/25	$19,107	$21,320	$22,081
12/25	$19,610	$21,959	$23,004
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	34.84	10.14	6.97
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE Value Index (Net)	42.25	13.36	8.69
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$1,469,671,441
Total number of portfolio holdings	158
Management services fees (represents 0.82% of Fund average net assets)	$11,450,900
Portfolio turnover for the reporting period	18%

Variable Portfolio – Partners International Value Fund | Class 2 | ASR7056_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Japan	18.8%
France	12.9%
Germany	12.0%
United Kingdom	11.5%
Switzerland	6.5%
Netherlands	6.0%
United States	5.4%
China	4.1%
Ireland	3.3%
South Korea	3.0%
Other	16.1%

Top Holdings

Samsung Electronics Co., Ltd.	2.2%
Roche Holding AG, Genusschein Shares	1.9%
Reckitt Benckiser Group PLC	1.9%
Sanofi SA	1.7%
GSK PLC	1.7%
ING Groep NV	1.7%
Daikin Industries Ltd.	1.5%
BASF SE	1.5%
Julius Baer Group Ltd.	1.4%
Cie Generale des Etablissements Michelin SCA	1.4%

Equity Sector Allocation

Financials	24.3%
Industrials	14.5%
Consumer Discretionary	12.8%
Health Care	12.5%
Information Technology	10.2%
Consumer Staples	8.4%
Materials	6.5%
Energy	4.8%
Utilities	1.9%
Communication Services	1.3%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners International Value Fund | Class 2 | ASR7056_02_12_D01_(02/26) |

Variable Portfolio – Partners Small Cap Growth Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$85	0.82%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the consumer discretionary sector boosted the Fund’s relative performance most over the period. Selection within the specialty retail and household durables industries was most beneficial to relative Fund performance.

Allocations | The Fund’s overweight to the industrials sector and underweight to the communication services sector contributed positively to the Fund’s relative performance over the period.

Individual holdings | Positions in JFrog, a software supply chain solutions company; Guardant Health, a precision medicine company that develops blood tests to inform cancer treatment options; and VSE Corporation, a provider of aftermarket distribution and repair services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the industrials sector detracted most from the Fund’s relative performance.

Allocations | The Fund’s overweight to the consumer staples sector and holding a small amount of cash both detracted from Fund performance relative to the benchmark.

Individual holdings | An underweight to Bloom Energy, a clean energy technology company tied to the buildout of AI-infrastructure, was the single largest detractor from relative performance over the period. An underweight to Kratos, a defense and securities solutions firm, also detracted from relative performance. Globant SA, a technology and software development company, and Fabrinet, a provider of electronic manufacturing services, were also among the Fund’s top relative performance detractors during the period.

Variable Portfolio – Partners Small Cap Growth Fund | Class 1 | ASR7057_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Small Cap Growth Fund Class 1 ($21,570)	Russell 3000® Index ($38,012)	Russell 2000® Growth Index ($24,949)
12/15	$10,000	$10,000	$10,000
01/16	$8,996	$9,436	$8,917
02/16	$8,881	$9,433	$8,853
03/16	$9,550	$10,097	$9,532
04/16	$9,792	$10,159	$9,627
05/16	$9,948	$10,341	$9,886
06/16	$10,029	$10,362	$9,841
07/16	$10,617	$10,774	$10,484
08/16	$10,525	$10,801	$10,596
09/16	$10,496	$10,818	$10,748
10/16	$9,948	$10,584	$10,080
11/16	$10,710	$11,058	$10,982
12/16	$10,664	$11,274	$11,132
01/17	$10,814	$11,486	$11,313
02/17	$11,039	$11,913	$11,590
03/17	$11,114	$11,921	$11,727
04/17	$11,269	$12,047	$11,943
05/17	$11,264	$12,171	$11,835
06/17	$11,587	$12,280	$12,242
07/17	$11,656	$12,512	$12,346
08/17	$11,523	$12,536	$12,332
09/17	$12,147	$12,842	$13,003
10/17	$12,349	$13,122	$13,205
11/17	$12,677	$13,521	$13,584
12/17	$12,666	$13,656	$13,599
01/18	$13,283	$14,375	$14,129
02/18	$13,081	$13,846	$13,727
03/18	$13,220	$13,568	$13,912
04/18	$13,220	$13,619	$13,926
05/18	$14,149	$14,004	$14,802
06/18	$14,276	$14,095	$14,918
07/18	$14,512	$14,563	$15,175
08/18	$15,799	$15,074	$16,119
09/18	$15,522	$15,099	$15,742
10/18	$13,606	$13,988	$13,750
11/18	$13,716	$14,268	$13,965
12/18	$12,077	$12,940	$12,334
01/19	$13,468	$14,051	$13,758
02/19	$14,126	$14,545	$14,646
03/19	$13,964	$14,757	$14,448
04/19	$14,230	$15,346	$14,888
05/19	$13,156	$14,353	$13,784
06/19	$14,207	$15,361	$14,845
07/19	$14,299	$15,590	$14,990
08/19	$13,474	$15,272	$14,343
09/19	$13,387	$15,540	$14,226
10/19	$13,716	$15,874	$14,630
11/19	$14,432	$16,478	$15,492
12/19	$14,645	$16,954	$15,847
01/20	$14,622	$16,935	$15,672
02/20	$13,526	$15,549	$14,541
03/20	$11,010	$13,410	$11,764
04/20	$12,764	$15,187	$13,516
05/20	$14,051	$15,999	$14,793
06/20	$14,530	$16,364	$15,362
07/20	$15,418	$17,294	$15,889
08/20	$16,099	$18,546	$16,822
09/20	$15,741	$17,871	$16,461
10/20	$16,007	$17,485	$16,586
11/20	$18,598	$19,613	$19,511
12/20	$20,323	$20,495	$21,335
01/21	$21,021	$20,404	$22,363
02/21	$21,783	$21,042	$23,102
03/21	$21,396	$21,796	$22,375
04/21	$22,383	$22,919	$22,863
05/21	$21,391	$23,024	$22,210
06/21	$22,435	$23,592	$23,251
07/21	$22,158	$23,991	$22,404
08/21	$22,920	$24,675	$22,812
09/21	$22,297	$23,568	$21,937
10/21	$23,393	$25,161	$22,964
11/21	$21,668	$24,778	$21,843
12/21	$22,008	$25,754	$21,939
01/22	$18,886	$24,239	$18,999
02/22	$19,054	$23,628	$19,082
03/22	$19,088	$24,395	$19,169
04/22	$16,838	$22,206	$16,817
05/22	$16,220	$22,176	$16,500
06/22	$15,274	$20,321	$15,478
07/22	$16,965	$22,227	$17,211
08/22	$16,319	$21,397	$17,049
09/22	$14,841	$19,413	$15,516
10/22	$16,238	$21,005	$16,988
11/22	$16,624	$22,102	$17,265
12/22	$15,632	$20,808	$16,157
01/23	$17,023	$22,241	$17,764
02/23	$16,734	$21,721	$17,571
03/23	$16,192	$22,302	$17,138
04/23	$15,765	$22,539	$16,939
05/23	$15,545	$22,627	$16,942
06/23	$16,976	$24,172	$18,347
07/23	$17,374	$25,039	$19,204
08/23	$16,267	$24,555	$18,205
09/23	$15,147	$23,386	$17,004
10/23	$13,976	$22,766	$15,692
11/23	$15,332	$24,888	$17,121
12/23	$16,757	$26,209	$19,171
01/24	$16,486	$26,499	$18,556
02/24	$17,877	$27,933	$20,064
03/24	$18,125	$28,835	$20,625
04/24	$16,855	$27,566	$19,037
05/24	$18,096	$28,868	$20,056
06/24	$18,321	$29,762	$20,023
07/24	$19,342	$30,315	$21,662
08/24	$19,613	$30,975	$21,422
09/24	$19,862	$31,616	$21,707
10/24	$19,256	$31,384	$21,419
11/24	$21,621	$33,471	$24,045
12/24	$19,948	$32,448	$22,077
01/25	$20,623	$33,473	$22,775
02/25	$19,256	$32,831	$21,233
03/25	$17,813	$30,916	$19,623
04/25	$17,888	$30,709	$19,497
05/25	$19,025	$32,655	$20,749
06/25	$19,792	$34,314	$21,971
07/25	$19,965	$35,070	$22,345
08/25	$20,946	$35,881	$23,666
09/25	$21,114	$37,120	$24,650
10/25	$21,350	$37,915	$25,447
11/25	$21,800	$38,019	$25,273
12/25	$21,570	$38,012	$24,949
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	8.13	1.20	7.99
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadvisers. If the current subadvisers had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$345,858,841
Total number of portfolio holdings	162
Management services fees (represents 0.84% of Fund average net assets)	$2,888,739
Portfolio turnover for the reporting period	139%

Variable Portfolio – Partners Small Cap Growth Fund | Class 1 | ASR7057_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.3%
Health Care	22.7%
Information Technology	21.6%
Financials	9.4%
Consumer Discretionary	8.9%
Materials	3.0%
Energy	2.9%
Consumer Staples	1.9%
Real Estate	0.7%

Top Holdings

VSE Corp.	2.0%
Guardant Health, Inc.	1.8%
RadNet, Inc.	1.7%
Mirion Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.6%
Madrigal Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Saia, Inc.	1.5%
CSW Industrials, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%

Asset Categories

Common Stocks	98.4%
Money Market Funds	1.8%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund's subadvisor, principal investment strategies and principal risks effective on or about May 1, 2025 (the Effective Date). As a result, on the Effective Date, Allspring Global Investments, LLC (Allspring) no longer served as subadviser to the Fund, and Goldman Sachs Asset Management, LP (GSAM) and Segall Bryant & Hamill LLC (SBH) assumed day-to-day management of the Fund's portfolio.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Growth Fund | Class 1 | ASR7057_01_12_D01_(02/26) |

Variable Portfolio – Partners Small Cap Growth Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$111	1.07%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the consumer discretionary sector boosted the Fund’s relative performance most over the period. Selection within the specialty retail and household durables industries was most beneficial to relative Fund performance.

Allocations | The Fund’s overweight to the industrials sector and underweight to the communication services sector contributed positively to the Fund’s relative performance over the period.

Individual holdings | Positions in JFrog, a software supply chain solutions company; Guardant Health, a precision medicine company that develops blood tests to inform cancer treatment options; and VSE Corporation, a provider of aftermarket distribution and repair services, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the industrials sector detracted most from the Fund’s relative performance.

Allocations | The Fund’s overweight to the consumer staples sector and holding a small amount of cash both detracted from Fund performance relative to the benchmark.

Individual holdings | An underweight to Bloom Energy, a clean energy technology company tied to the buildout of AI-infrastructure, was the single largest detractor from relative performance over the period. An underweight to Kratos, a defense and securities solutions firm, also detracted from relative performance. Globant SA, a technology and software development company, and Fabrinet, a provider of electronic manufacturing services, were also among the Fund’s top relative performance detractors during the period.

Variable Portfolio – Partners Small Cap Growth Fund | Class 2 | ASR7057_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Small Cap Growth Fund Class 2 ($21,042)	Russell 3000® Index ($38,012)	Russell 2000® Growth Index ($24,949)
12/15	$10,000	$10,000	$10,000
01/16	$8,993	$9,436	$8,917
02/16	$8,882	$9,433	$8,853
03/16	$9,549	$10,097	$9,532
04/16	$9,783	$10,159	$9,627
05/16	$9,941	$10,341	$9,886
06/16	$10,018	$10,362	$9,841
07/16	$10,603	$10,774	$10,484
08/16	$10,509	$10,801	$10,596
09/16	$10,480	$10,818	$10,748
10/16	$9,930	$10,584	$10,080
11/16	$10,685	$11,058	$10,982
12/16	$10,638	$11,274	$11,132
01/17	$10,790	$11,486	$11,313
02/17	$11,007	$11,913	$11,590
03/17	$11,077	$11,921	$11,727
04/17	$11,235	$12,047	$11,943
05/17	$11,224	$12,171	$11,835
06/17	$11,546	$12,280	$12,242
07/17	$11,610	$12,512	$12,346
08/17	$11,475	$12,536	$12,332
09/17	$12,096	$12,842	$13,003
10/17	$12,295	$13,122	$13,205
11/17	$12,623	$13,521	$13,584
12/17	$12,605	$13,656	$13,599
01/18	$13,220	$14,375	$14,129
02/18	$13,015	$13,846	$13,727
03/18	$13,150	$13,568	$13,912
04/18	$13,144	$13,619	$13,926
05/18	$14,069	$14,004	$14,802
06/18	$14,192	$14,095	$14,918
07/18	$14,420	$14,563	$15,175
08/18	$15,697	$15,074	$16,119
09/18	$15,416	$15,099	$15,742
10/18	$13,513	$13,988	$13,750
11/18	$13,618	$14,268	$13,965
12/18	$11,991	$12,940	$12,334
01/19	$13,367	$14,051	$13,758
02/19	$14,016	$14,545	$14,646
03/19	$13,852	$14,757	$14,448
04/19	$14,116	$15,346	$14,888
05/19	$13,044	$14,353	$13,784
06/19	$14,087	$15,361	$14,845
07/19	$14,174	$15,590	$14,990
08/19	$13,355	$15,272	$14,343
09/19	$13,267	$15,540	$14,226
10/19	$13,589	$15,874	$14,630
11/19	$14,292	$16,478	$15,492
12/19	$14,502	$16,954	$15,847
01/20	$14,473	$16,935	$15,672
02/20	$13,384	$15,549	$14,541
03/20	$10,896	$13,410	$11,764
04/20	$12,629	$15,187	$13,516
05/20	$13,899	$15,999	$14,793
06/20	$14,374	$16,364	$15,362
07/20	$15,246	$17,294	$15,889
08/20	$15,919	$18,546	$16,822
09/20	$15,562	$17,871	$16,461
10/20	$15,820	$17,485	$16,586
11/20	$18,378	$19,613	$19,511
12/20	$20,076	$20,495	$21,335
01/21	$20,761	$20,404	$22,363
02/21	$21,511	$21,042	$23,102
03/21	$21,118	$21,796	$22,375
04/21	$22,096	$22,919	$22,863
05/21	$21,107	$23,024	$22,210
06/21	$22,137	$23,592	$23,251
07/21	$21,856	$23,991	$22,404
08/21	$22,605	$24,675	$22,812
09/21	$21,985	$23,568	$21,937
10/21	$23,062	$25,161	$22,964
11/21	$21,358	$24,778	$21,843
12/21	$21,686	$25,754	$21,939
01/22	$18,607	$24,239	$18,999
02/22	$18,770	$23,628	$19,082
03/22	$18,800	$24,395	$19,169
04/22	$16,575	$22,206	$16,817
05/22	$15,966	$22,176	$16,500
06/22	$15,035	$20,321	$15,478
07/22	$16,698	$22,227	$17,211
08/22	$16,054	$21,397	$17,049
09/22	$14,596	$19,413	$15,516
10/22	$15,966	$21,005	$16,988
11/22	$16,341	$22,102	$17,265
12/22	$15,369	$20,808	$16,157
01/23	$16,727	$22,241	$17,764
02/23	$16,446	$21,721	$17,571
03/23	$15,902	$22,302	$17,138
04/23	$15,480	$22,539	$16,939
05/23	$15,263	$22,627	$16,942
06/23	$16,669	$24,172	$18,347
07/23	$17,055	$25,039	$19,204
08/23	$15,960	$24,555	$18,205
09/23	$14,865	$23,386	$17,004
10/23	$13,712	$22,766	$15,692
11/23	$15,035	$24,888	$17,121
12/23	$16,434	$26,209	$19,171
01/24	$16,159	$26,499	$18,556
02/24	$17,523	$27,933	$20,064
03/24	$17,763	$28,835	$20,625
04/24	$16,511	$27,566	$19,037
05/24	$17,722	$28,868	$20,056
06/24	$17,939	$29,762	$20,023
07/24	$18,934	$30,315	$21,662
08/24	$19,198	$30,975	$21,422
09/24	$19,438	$31,616	$21,707
10/24	$18,841	$31,384	$21,419
11/24	$21,153	$33,471	$24,045
12/24	$19,508	$32,448	$22,077
01/25	$20,170	$33,473	$22,775
02/25	$18,823	$32,831	$21,233
03/25	$17,412	$30,916	$19,623
04/25	$17,482	$30,709	$19,497
05/25	$18,589	$32,655	$20,749
06/25	$19,333	$34,314	$21,971
07/25	$19,502	$35,070	$22,345
08/25	$20,451	$35,881	$23,666
09/25	$20,615	$37,120	$24,650
10/25	$20,843	$37,915	$25,447
11/25	$21,276	$38,019	$25,273
12/25	$21,042	$38,012	$24,949
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	7.86	0.94	7.72
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Growth Index	13.01	3.18	9.57
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadvisers. If the current subadvisers had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$345,858,841
Total number of portfolio holdings	162
Management services fees (represents 0.84% of Fund average net assets)	$2,888,739
Portfolio turnover for the reporting period	139%

Variable Portfolio – Partners Small Cap Growth Fund | Class 2 | ASR7057_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Industrials	27.3%
Health Care	22.7%
Information Technology	21.6%
Financials	9.4%
Consumer Discretionary	8.9%
Materials	3.0%
Energy	2.9%
Consumer Staples	1.9%
Real Estate	0.7%

Top Holdings

VSE Corp.	2.0%
Guardant Health, Inc.	1.8%
RadNet, Inc.	1.7%
Mirion Technologies, Inc.	1.7%
Casella Waste Systems, Inc., Class A	1.6%
Madrigal Pharmaceuticals, Inc.	1.6%
Lattice Semiconductor Corp.	1.6%
Saia, Inc.	1.5%
CSW Industrials, Inc.	1.4%
Credo Technology Group Holding Ltd.	1.4%

Asset Categories

Common Stocks	98.4%
Money Market Funds	1.8%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On March 27, 2025, the Fund's Board of Trustees approved certain changes to the Fund's subadvisor, principal investment strategies and principal risks effective on or about May 1, 2025 (the Effective Date). As a result, on the Effective Date, Allspring Global Investments, LLC (Allspring) no longer served as subadviser to the Fund, and Goldman Sachs Asset Management, LP (GSAM) and Segall Bryant & Hamill LLC (SBH) assumed day-to-day management of the Fund's portfolio.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Growth Fund | Class 2 | ASR7057_02_12_D01_(02/26) |

Variable Portfolio – Partners Small Cap Value Fund

Class 1

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$86	0.83%

Management's Discussion of Fund Performance

The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the industrials and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to the materials and information technology sectors benefited the Fund’s relative performance during the annual period, as did the Fund’s underweight allocation to the real estate sector.

Individual holdings | Positions in MP Materials, a California-based miner and producer of rare earths; REV Group, a designer and producer of specialty vehicles; Tower Semiconductor, a manufacturer of integrated circuits using specialty process technologies; and Mercury Systems, a producer of aerospace and defense equipment, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the health care sector detracted the most from the Fund’s relative performance, specifically within the biotechnology industry.

Allocations | The Fund’s underweights to the health care and communication services sectors detracted most from relative Fund performance.

Individual holdings | Not owning EchoStar, a telecommunications company specializing in satellite communication, wireless telecommunications, and internet services; Hecla Mining, a miner of precious and base metals; Coeur Mining, a precious metals producer, all were among the single largest detractors from the Fund’s relative performance over the period. Fund positions in QuidelOrtho, a provider of diagnostic testing solutions; Compass Diversified Holdings, a holdings company that specializes in acquiring and managing leading industrial and branded consumer companies; and Apogee Enterprises, a provider of building products, were also among the Fund’s top relative performance detractors during the period.

Variable Portfolio – Partners Small Cap Value Fund | Class 1 | ASR7058_01_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Small Cap Value Fund Class 1 ($20,279)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,274	$9,436	$9,328
02/16	$9,491	$9,433	$9,392
03/16	$10,312	$10,097	$10,170
04/16	$10,476	$10,159	$10,386
05/16	$10,663	$10,341	$10,576
06/16	$10,481	$10,362	$10,608
07/16	$10,961	$10,774	$11,181
08/16	$11,168	$10,801	$11,458
09/16	$11,163	$10,818	$11,549
10/16	$10,875	$10,584	$11,169
11/16	$12,254	$11,058	$12,652
12/16	$12,561	$11,274	$13,174
01/17	$12,542	$11,486	$13,080
02/17	$12,638	$11,913	$13,269
03/17	$12,585	$11,921	$13,157
04/17	$12,672	$12,047	$13,209
05/17	$12,263	$12,171	$12,797
06/17	$12,629	$12,280	$13,245
07/17	$12,710	$12,512	$13,329
08/17	$12,268	$12,536	$13,001
09/17	$13,061	$12,842	$13,922
10/17	$13,191	$13,122	$13,940
11/17	$13,556	$13,521	$14,344
12/17	$13,460	$13,656	$14,207
01/18	$13,671	$14,375	$14,382
02/18	$13,109	$13,846	$13,663
03/18	$13,248	$13,568	$13,832
04/18	$13,369	$13,619	$14,071
05/18	$13,931	$14,004	$14,890
06/18	$13,969	$14,095	$14,980
07/18	$14,238	$14,563	$15,245
08/18	$14,618	$15,074	$15,608
09/18	$14,205	$15,099	$15,221
10/18	$12,970	$13,988	$13,858
11/18	$13,167	$14,268	$14,081
12/18	$11,648	$12,940	$12,379
01/19	$12,965	$14,051	$13,733
02/19	$13,546	$14,545	$14,267
03/19	$13,176	$14,757	$13,856
04/19	$13,681	$15,346	$14,380
05/19	$12,580	$14,353	$13,205
06/19	$13,378	$15,361	$14,046
07/19	$13,450	$15,590	$14,069
08/19	$12,609	$15,272	$13,284
09/19	$13,152	$15,540	$13,966
10/19	$13,287	$15,874	$14,304
11/19	$13,527	$16,478	$14,639
12/19	$13,955	$16,954	$15,151
01/20	$13,200	$16,935	$14,334
02/20	$11,740	$15,549	$12,941
03/20	$9,039	$13,410	$9,748
04/20	$10,293	$15,187	$10,951
05/20	$10,553	$15,999	$11,265
06/20	$10,769	$16,364	$11,591
07/20	$10,995	$17,294	$11,830
08/20	$11,494	$18,546	$12,468
09/20	$10,975	$17,871	$11,887
10/20	$11,374	$17,485	$12,313
11/20	$13,340	$19,613	$14,690
12/20	$14,551	$20,495	$15,853
01/21	$14,786	$20,404	$16,688
02/21	$16,487	$21,042	$18,255
03/21	$17,391	$21,796	$19,209
04/21	$17,938	$22,919	$19,598
05/21	$17,996	$23,024	$20,208
06/21	$17,617	$23,592	$20,085
07/21	$17,256	$23,991	$19,366
08/21	$17,453	$24,675	$19,885
09/21	$17,074	$23,568	$19,486
10/21	$17,540	$25,161	$20,229
11/21	$17,045	$24,778	$19,538
12/21	$18,044	$25,754	$20,335
01/22	$17,102	$24,239	$19,150
02/22	$17,516	$23,628	$19,467
03/22	$17,429	$24,395	$19,847
04/22	$16,242	$22,206	$18,307
05/22	$16,449	$22,176	$18,658
06/22	$15,074	$20,321	$16,815
07/22	$16,396	$22,227	$18,443
08/22	$15,622	$21,397	$17,860
09/22	$14,113	$19,413	$16,040
10/22	$15,843	$21,005	$18,059
11/22	$16,708	$22,102	$18,611
12/22	$15,709	$20,808	$17,390
01/23	$17,078	$22,241	$19,050
02/23	$16,934	$21,721	$18,610
03/23	$15,959	$22,302	$17,276
04/23	$15,459	$22,539	$16,845
05/23	$15,099	$22,627	$16,514
06/23	$16,319	$24,172	$17,825
07/23	$17,107	$25,039	$19,171
08/23	$16,646	$24,555	$18,248
09/23	$15,805	$23,386	$17,298
10/23	$14,978	$22,766	$16,266
11/23	$15,848	$24,888	$17,730
12/23	$17,496	$26,209	$19,937
01/24	$16,828	$26,499	$19,031
02/24	$17,477	$27,933	$19,654
03/24	$18,251	$28,835	$20,515
04/24	$17,069	$27,566	$19,208
05/24	$17,804	$28,868	$20,107
06/24	$17,371	$29,762	$19,768
07/24	$19,212	$30,315	$22,177
08/24	$18,991	$30,975	$21,761
09/24	$18,967	$31,616	$21,774
10/24	$18,515	$31,384	$21,434
11/24	$20,384	$33,471	$23,501
12/24	$18,890	$32,448	$21,543
01/25	$19,308	$33,473	$21,985
02/25	$18,491	$32,831	$21,144
03/25	$17,333	$30,916	$19,875
04/25	$16,449	$30,709	$19,077
05/25	$17,319	$32,655	$19,878
06/25	$18,035	$34,314	$20,862
07/25	$18,256	$35,070	$21,230
08/25	$19,683	$35,881	$23,028
09/25	$19,515	$37,120	$23,491
10/25	$19,332	$37,915	$23,550
11/25	$20,000	$38,019	$24,212
12/25	$20,279	$38,012	$24,256
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1Footnote Reference(a)	7.35	6.86	7.33
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$410,361,972
Total number of portfolio holdings	178
Management services fees (represents 0.87% of Fund average net assets)	$3,489,096
Portfolio turnover for the reporting period	36%

Variable Portfolio – Partners Small Cap Value Fund | Class 1 | ASR7058_01_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	22.5%
Industrials	22.2%
Information Technology	13.9%
Consumer Discretionary	9.0%
Materials	7.9%
Health Care	6.5%
Real Estate	5.9%
Energy	4.2%
Utilities	3.6%
Communication Services	0.9%
Other	0.4%

Top Holdings

VF Corp.	1.7%
DigitalBridge Group, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.5%
ICU Medical, Inc.	1.4%
Hancock Whitney Corp.	1.4%
Belden, Inc.	1.3%
Ingevity Corp.	1.2%
Cadence Bank	1.2%

Asset Categories

Common Stocks	97.0%
Money Market Funds	3.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Value Fund | Class 1 | ASR7058_01_12_D01_(02/26) |

Variable Portfolio – Partners Small Cap Value Fund

Class 2

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$112	1.08%

Management's Discussion of Fund Performance

The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the industrials and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to the materials and information technology sectors benefited the Fund’s relative performance during the annual period, as did the Fund’s underweight allocation to the real estate sector.

Individual holdings | Positions in MP Materials, a California-based miner and producer of rare earths; REV Group, a designer and producer of specialty vehicles; Tower Semiconductor, a manufacturer of integrated circuits using specialty process technologies; and Mercury Systems, a producer of aerospace and defense equipment, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the health care sector detracted the most from the Fund’s relative performance, specifically within the biotechnology industry.

Allocations | The Fund’s underweights to the health care and communication services sectors detracted most from relative Fund performance.

Individual holdings | Not owning EchoStar, a telecommunications company specializing in satellite communication, wireless telecommunications, and internet services; Hecla Mining, a miner of precious and base metals; Coeur Mining, a precious metals producer, all were among the single largest detractors from the Fund’s relative performance over the period. Fund positions in QuidelOrtho, a provider of diagnostic testing solutions; Compass Diversified Holdings, a holdings company that specializes in acquiring and managing leading industrial and branded consumer companies; and Apogee Enterprises, a provider of building products, were also among the Fund’s top relative performance detractors during the period.

Variable Portfolio – Partners Small Cap Value Fund | Class 2 | ASR7058_02_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Small Cap Value Fund Class 2 ($19,781)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,274	$9,436	$9,328
02/16	$9,488	$9,433	$9,392
03/16	$10,307	$10,097	$10,170
04/16	$10,468	$10,159	$10,386
05/16	$10,653	$10,341	$10,576
06/16	$10,468	$10,362	$10,608
07/16	$10,946	$10,774	$11,181
08/16	$11,151	$10,801	$11,458
09/16	$11,146	$10,818	$11,549
10/16	$10,853	$10,584	$11,169
11/16	$12,228	$11,058	$12,652
12/16	$12,535	$11,274	$13,174
01/17	$12,511	$11,486	$13,080
02/17	$12,604	$11,913	$13,269
03/17	$12,545	$11,921	$13,157
04/17	$12,633	$12,047	$13,209
05/17	$12,223	$12,171	$12,797
06/17	$12,584	$12,280	$13,245
07/17	$12,662	$12,512	$13,329
08/17	$12,223	$12,536	$13,001
09/17	$13,008	$12,842	$13,922
10/17	$13,130	$13,122	$13,940
11/17	$13,496	$13,521	$14,344
12/17	$13,398	$13,656	$14,207
01/18	$13,603	$14,375	$14,382
02/18	$13,042	$13,846	$13,663
03/18	$13,174	$13,568	$13,832
04/18	$13,296	$13,619	$14,071
05/18	$13,847	$14,004	$14,890
06/18	$13,886	$14,095	$14,980
07/18	$14,149	$14,563	$15,245
08/18	$14,525	$15,074	$15,608
09/18	$14,110	$15,099	$15,221
10/18	$12,882	$13,988	$13,858
11/18	$13,072	$14,268	$14,081
12/18	$11,560	$12,940	$12,379
01/19	$12,867	$14,051	$13,733
02/19	$13,442	$14,545	$14,267
03/19	$13,072	$14,757	$13,856
04/19	$13,569	$15,346	$14,380
05/19	$12,477	$14,353	$13,205
06/19	$13,262	$15,361	$14,046
07/19	$13,330	$15,590	$14,069
08/19	$12,501	$15,272	$13,284
09/19	$13,028	$15,540	$13,966
10/19	$13,164	$15,874	$14,304
11/19	$13,398	$16,478	$14,639
12/19	$13,818	$16,954	$15,151
01/20	$13,067	$16,935	$14,334
02/20	$11,624	$15,549	$12,941
03/20	$8,942	$13,410	$9,748
04/20	$10,185	$15,187	$10,951
05/20	$10,439	$15,999	$11,265
06/20	$10,653	$16,364	$11,591
07/20	$10,873	$17,294	$11,830
08/20	$11,365	$18,546	$12,468
09/20	$10,848	$17,871	$11,887
10/20	$11,243	$17,485	$12,313
11/20	$13,179	$19,613	$14,690
12/20	$14,369	$20,495	$15,853
01/21	$14,603	$20,404	$16,688
02/21	$16,280	$21,042	$18,255
03/21	$17,167	$21,796	$19,209
04/21	$17,704	$22,919	$19,598
05/21	$17,757	$23,024	$20,208
06/21	$17,377	$23,592	$20,085
07/21	$17,021	$23,991	$19,366
08/21	$17,211	$24,675	$19,885
09/21	$16,831	$23,568	$19,486
10/21	$17,289	$25,161	$20,229
11/21	$16,797	$24,778	$19,538
12/21	$17,782	$25,754	$20,335
01/22	$16,850	$24,239	$19,150
02/22	$17,255	$23,628	$19,467
03/22	$17,162	$24,395	$19,847
04/22	$15,987	$22,206	$18,307
05/22	$16,192	$22,176	$18,658
06/22	$14,832	$20,321	$16,815
07/22	$16,134	$22,227	$18,443
08/22	$15,368	$21,397	$17,860
09/22	$13,881	$19,413	$16,040
10/22	$15,578	$21,005	$18,059
11/22	$16,421	$22,102	$18,611
12/22	$15,441	$20,808	$17,390
01/23	$16,782	$22,241	$19,050
02/23	$16,641	$21,721	$18,610
03/23	$15,675	$22,302	$17,276
04/23	$15,178	$22,539	$16,845
05/23	$14,822	$22,627	$16,514
06/23	$16,017	$24,172	$17,825
07/23	$16,792	$25,039	$19,171
08/23	$16,333	$24,555	$18,248
09/23	$15,505	$23,386	$17,298
10/23	$14,695	$22,766	$16,266
11/23	$15,539	$24,888	$17,730
12/23	$17,153	$26,209	$19,937
01/24	$16,494	$26,499	$19,031
02/24	$17,128	$27,933	$19,654
03/24	$17,884	$28,835	$20,515
04/24	$16,719	$27,566	$19,208
05/24	$17,440	$28,868	$20,107
06/24	$17,011	$29,762	$19,768
07/24	$18,810	$30,315	$22,177
08/24	$18,586	$30,975	$21,761
09/24	$18,562	$31,616	$21,774
10/24	$18,118	$31,384	$21,434
11/24	$19,937	$33,471	$23,501
12/24	$18,474	$32,448	$21,543
01/25	$18,879	$33,473	$21,985
02/25	$18,074	$32,831	$21,144
03/25	$16,938	$30,916	$19,875
04/25	$16,070	$30,709	$19,077
05/25	$16,919	$32,655	$19,878
06/25	$17,616	$34,314	$20,862
07/25	$17,825	$35,070	$21,230
08/25	$19,215	$35,881	$23,028
09/25	$19,049	$37,120	$23,491
10/25	$18,864	$37,915	$23,550
11/25	$19,512	$38,019	$24,212
12/25	$19,781	$38,012	$24,256
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2Footnote Reference(a)	7.07	6.60	7.06
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$410,361,972
Total number of portfolio holdings	178
Management services fees (represents 0.87% of Fund average net assets)	$3,489,096
Portfolio turnover for the reporting period	36%

Variable Portfolio – Partners Small Cap Value Fund | Class 2 | ASR7058_02_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	22.5%
Industrials	22.2%
Information Technology	13.9%
Consumer Discretionary	9.0%
Materials	7.9%
Health Care	6.5%
Real Estate	5.9%
Energy	4.2%
Utilities	3.6%
Communication Services	0.9%
Other	0.4%

Top Holdings

VF Corp.	1.7%
DigitalBridge Group, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.5%
ICU Medical, Inc.	1.4%
Hancock Whitney Corp.	1.4%
Belden, Inc.	1.3%
Ingevity Corp.	1.2%
Cadence Bank	1.2%

Asset Categories

Common Stocks	97.0%
Money Market Funds	3.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Value Fund | Class 2 | ASR7058_02_12_D01_(02/26) |

Variable Portfolio – Partners Small Cap Value Fund

Class 3

Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Variable Portfolio – Partners Small Cap Value Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$98	0.95%

Management's Discussion of Fund Performance

The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection within the industrials and materials sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to the materials and information technology sectors benefited the Fund’s relative performance during the annual period, as did the Fund’s underweight allocation to the real estate sector.

Individual holdings | Positions in MP Materials, a California-based miner and producer of rare earths; REV Group, a designer and producer of specialty vehicles; Tower Semiconductor, a manufacturer of integrated circuits using specialty process technologies; and Mercury Systems, a producer of aerospace and defense equipment, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection within the health care sector detracted the most from the Fund’s relative performance, specifically within the biotechnology industry.

Allocations | The Fund’s underweights to the health care and communication services sectors detracted most from relative Fund performance.

Individual holdings | Not owning EchoStar, a telecommunications company specializing in satellite communication, wireless telecommunications, and internet services; Hecla Mining, a miner of precious and base metals; Coeur Mining, a precious metals producer, all were among the single largest detractors from the Fund’s relative performance over the period. Fund positions in QuidelOrtho, a provider of diagnostic testing solutions; Compass Diversified Holdings, a holdings company that specializes in acquiring and managing leading industrial and branded consumer companies; and Apogee Enterprises, a provider of building products, were also among the Fund’s top relative performance detractors during the period.

Variable Portfolio – Partners Small Cap Value Fund | Class 3 | ASR7058_03_12_D01_(02/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.

Growth of $10,000

	Variable Portfolio – Partners Small Cap Value Fund Class 3 ($20,034)	Russell 3000® Index ($38,012)	Russell 2000® Value Index ($24,256)
12/15	$10,000	$10,000	$10,000
01/16	$9,278	$9,436	$9,328
02/16	$9,491	$9,433	$9,392
03/16	$10,315	$10,097	$10,170
04/16	$10,475	$10,159	$10,386
05/16	$10,659	$10,341	$10,576
06/16	$10,475	$10,362	$10,608
07/16	$10,954	$10,774	$11,181
08/16	$11,163	$10,801	$11,458
09/16	$11,158	$10,818	$11,549
10/16	$10,867	$10,584	$11,169
11/16	$12,243	$11,058	$12,652
12/16	$12,553	$11,274	$13,174
01/17	$12,529	$11,486	$13,080
02/17	$12,621	$11,913	$13,269
03/17	$12,568	$11,921	$13,157
04/17	$12,655	$12,047	$13,209
05/17	$12,248	$12,171	$12,797
06/17	$12,607	$12,280	$13,245
07/17	$12,689	$12,512	$13,329
08/17	$12,248	$12,536	$13,001
09/17	$13,038	$12,842	$13,922
10/17	$13,164	$13,122	$13,940
11/17	$13,527	$13,521	$14,344
12/17	$13,435	$13,656	$14,207
01/18	$13,639	$14,375	$14,382
02/18	$13,081	$13,846	$13,663
03/18	$13,212	$13,568	$13,832
04/18	$13,338	$13,619	$14,071
05/18	$13,895	$14,004	$14,890
06/18	$13,929	$14,095	$14,980
07/18	$14,196	$14,563	$15,245
08/18	$14,574	$15,074	$15,608
09/18	$14,162	$15,099	$15,221
10/18	$12,931	$13,988	$13,858
11/18	$13,120	$14,268	$14,081
12/18	$11,609	$12,940	$12,379
01/19	$12,922	$14,051	$13,733
02/19	$13,498	$14,545	$14,267
03/19	$13,125	$14,757	$13,856
04/19	$13,629	$15,346	$14,380
05/19	$12,534	$14,353	$13,205
06/19	$13,324	$15,361	$14,046
07/19	$13,391	$15,590	$14,069
08/19	$12,558	$15,272	$13,284
09/19	$13,091	$15,540	$13,966
10/19	$13,232	$15,874	$14,304
11/19	$13,469	$16,478	$14,639
12/19	$13,891	$16,954	$15,151
01/20	$13,140	$16,935	$14,334
02/20	$11,686	$15,549	$12,941
03/20	$8,992	$13,410	$9,748
04/20	$10,242	$15,187	$10,951
05/20	$10,499	$15,999	$11,265
06/20	$10,712	$16,364	$11,591
07/20	$10,940	$17,294	$11,830
08/20	$11,434	$18,546	$12,468
09/20	$10,916	$17,871	$11,887
10/20	$11,313	$17,485	$12,313
11/20	$13,266	$19,613	$14,690
12/20	$14,462	$20,495	$15,853
01/21	$14,700	$20,404	$16,688
02/21	$16,386	$21,042	$18,255
03/21	$17,287	$21,796	$19,209
04/21	$17,825	$22,919	$19,598
05/21	$17,883	$23,024	$20,208
06/21	$17,500	$23,592	$20,085
07/21	$17,141	$23,991	$19,366
08/21	$17,335	$24,675	$19,885
09/21	$16,957	$23,568	$19,486
10/21	$17,422	$25,161	$20,229
11/21	$16,923	$24,778	$19,538
12/21	$17,917	$25,754	$20,335
01/22	$16,982	$24,239	$19,150
02/22	$17,389	$23,628	$19,467
03/22	$17,301	$24,395	$19,847
04/22	$16,119	$22,206	$18,307
05/22	$16,323	$22,176	$18,658
06/22	$14,956	$20,321	$16,815
07/22	$16,269	$22,227	$18,443
08/22	$15,499	$21,397	$17,860
09/22	$13,997	$19,413	$16,040
10/22	$15,717	$21,005	$18,059
11/22	$16,570	$22,102	$18,611
12/22	$15,577	$20,808	$17,390
01/23	$16,933	$22,241	$19,050
02/23	$16,793	$21,721	$18,610
03/23	$15,824	$22,302	$17,276
04/23	$15,320	$22,539	$16,845
05/23	$14,961	$22,627	$16,514
06/23	$16,172	$24,172	$17,825
07/23	$16,953	$25,039	$19,171
08/23	$16,492	$24,555	$18,248
09/23	$15,659	$23,386	$17,298
10/23	$14,840	$22,766	$16,266
11/23	$15,698	$24,888	$17,730
12/23	$17,330	$26,209	$19,937
01/24	$16,667	$26,499	$19,031
02/24	$17,306	$27,933	$19,654
03/24	$18,072	$28,835	$20,515
04/24	$16,899	$27,566	$19,208
05/24	$17,626	$28,868	$20,107
06/24	$17,195	$29,762	$19,768
07/24	$19,012	$30,315	$22,177
08/24	$18,794	$30,975	$21,761
09/24	$18,765	$31,616	$21,774
10/24	$18,319	$31,384	$21,434
11/24	$20,165	$33,471	$23,501
12/24	$18,687	$32,448	$21,543
01/25	$19,094	$33,473	$21,985
02/25	$18,285	$32,831	$21,144
03/25	$17,137	$30,916	$19,875
04/25	$16,265	$30,709	$19,077
05/25	$17,122	$32,655	$19,878
06/25	$17,829	$34,314	$20,862
07/25	$18,047	$35,070	$21,230
08/25	$19,453	$35,881	$23,028
09/25	$19,283	$37,120	$23,491
10/25	$19,099	$37,915	$23,550
11/25	$19,758	$38,019	$24,212
12/25	$20,034	$38,012	$24,256
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3Footnote Reference(a)	7.21	6.73	7.20
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Value Index	12.59	8.88	9.27
Footnote	Description
Footnote(a)	The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.

Key Fund Statistics

Fund net assets	$410,361,972
Total number of portfolio holdings	178
Management services fees (represents 0.87% of Fund average net assets)	$3,489,096
Portfolio turnover for the reporting period	36%

Variable Portfolio – Partners Small Cap Value Fund | Class 3 | ASR7058_03_12_D01_(02/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Financials	22.5%
Industrials	22.2%
Information Technology	13.9%
Consumer Discretionary	9.0%
Materials	7.9%
Health Care	6.5%
Real Estate	5.9%
Energy	4.2%
Utilities	3.6%
Communication Services	0.9%
Other	0.4%

Top Holdings

VF Corp.	1.7%
DigitalBridge Group, Inc.	1.6%
Texas Capital Bancshares, Inc.	1.6%
Valmont Industries, Inc.	1.5%
Seacoast Banking Corp. of Florida	1.5%
ICU Medical, Inc.	1.4%
Hancock Whitney Corp.	1.4%
Belden, Inc.	1.3%
Ingevity Corp.	1.2%
Cadence Bank	1.2%

Asset Categories

Common Stocks	97.0%
Money Market Funds	3.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.

© 2026 Columbia Management Investment Advisers, LLC.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Small Cap Value Fund | Class 3 | ASR7058_03_12_D01_(02/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Audit fees (a)	1,611,031	1,554,250	0	0
Audit-related fees (b)	50,000	50,000	0	0
Tax fees (c)	668,315	704,383	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Variable Portfolio – Partners Small Cap Growth Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners Small Cap Growth Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Consumer Discretionary 8.9%
Automobile Components 0.9%
Dorman Products, Inc.(a)	11,322	1,394,757
Patrick Industries, Inc.	17,085	1,852,527
Total		3,247,284
Broadline Retail 0.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	11,233	1,231,249
Diversified Consumer Services 0.3%
OneSpaWorld Holdings Ltd.	55,423	1,149,473
Hotels, Restaurants & Leisure 2.5%
Black Rock Coffee Bar, Inc., Class A(a)	28,828	641,423
Brinker International, Inc.(a)	11,871	1,703,726
Dutch Bros, Inc., Class A(a)	23,297	1,426,242
First Watch Restaurant Group, Inc.(a)	88,535	1,335,108
Genius Sports Ltd.(a)	82,467	908,786
Kura Sushi USA, Inc., Class A(a)	16,624	869,934
Life Time Group Holdings, Inc.(a)	68,203	1,812,836
Total		8,698,055
Household Durables 2.1%
Cavco Industries, Inc.(a)	4,748	2,804,834
Installed Building Products, Inc.	17,052	4,423,118
Total		7,227,952
Specialty Retail 2.1%
Boot Barn Holdings, Inc.(a)	22,008	3,883,752
Five Below, Inc.(a)	8,777	1,653,236
Revolve Group, Inc.(a)	52,597	1,587,903
Total		7,124,891
Textiles, Apparel & Luxury Goods 0.6%
Kontoor Brands, Inc.	21,565	1,317,406
Wolverine World Wide, Inc.	46,898	851,198
Total		2,168,604
Total Consumer Discretionary		30,847,508
Consumer Staples 1.9%
Beverages 0.9%
Vita Coco Co., Inc. (The)(a)	56,803	3,011,127
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.0%
Freshpet, Inc.(a)	13,471	820,788
Vital Farms, Inc.(a)	80,861	2,582,701
Total		3,403,489
Total Consumer Staples		6,414,616
Energy 2.9%
Energy Equipment & Services 1.7%
Archrock, Inc.	38,609	1,004,606
Solaris Energy Infrastructure, Inc., Class A	8,359	384,263
TechnipFMC PLC	92,008	4,099,877
Tetra Technologies, Inc.(a)	64,317	602,650
Total		6,091,396
Oil, Gas & Consumable Fuels 1.2%
Matador Resources Co.	40,270	1,709,059
Range Resources Corp.	67,788	2,390,205
Total		4,099,264
Total Energy		10,190,660
Financials 9.4%
Banks 1.0%
Bancorp, Inc. (The)(a)	28,767	1,942,348
Coastal Financial Corp.(a)	12,251	1,403,842
Total		3,346,190
Capital Markets 5.5%
Hamilton Lane, Inc., Class A	18,774	2,521,536
Houlihan Lokey, Inc., Class A	14,762	2,571,393
Piper Sandler Companies	8,941	3,037,347
PJT Partners, Inc.	17,082	2,856,110
StepStone Group, Inc., Class A	45,287	2,906,067
StoneX Group, Inc.(a)	26,216	2,493,928
Victory Capital Holdings, Inc., Class A	18,328	1,156,314
WisdomTree, Inc.	131,564	1,603,765
Total		19,146,460
Consumer Finance 0.5%
Enova International, Inc.(a)	11,219	1,763,627
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.4%
Goosehead Insurance, Inc., Class A	34,617	2,549,542
Neptune Insurance Holdings, Inc., Class A(a)	8,106	236,371
Palomar Holdings, Inc.(a)	17,255	2,325,284
Skyward Specialty Insurance Group, Inc.(a)	64,640	3,303,750
Total		8,414,947
Total Financials		32,671,224
Health Care 22.7%
Biotechnology 8.7%
Alkermes PLC(a)	111,463	3,118,735
Apogee Therapeutics, Inc.(a)	13,796	1,041,322
Arcellx, Inc.(a)	13,091	853,533
CG Oncology, Inc.(a)	31,207	1,295,715
Cytokinetics, Inc.(a)	43,817	2,784,132
Denali Therapeutics, Inc.(a)	89,952	1,485,108
Dianthus Therapeutics, Inc.(a)	15,807	651,407
Dynavax Technologies Corp.(a)	31,971	491,714
Ionis Pharmaceuticals, Inc.(a)	15,940	1,261,013
Krystal Biotech, Inc.(a)	4,201	1,035,715
Madrigal Pharmaceuticals, Inc.(a)	9,561	5,567,753
Mineralys Therapeutics, Inc.(a)	32,087	1,164,437
Mirum Pharmaceuticals, Inc.(a)	31,065	2,453,824
Protagonist Therapeutics, Inc.(a)	36,550	3,192,277
Revolution Medicines, Inc.(a)	13,033	1,038,078
Ultragenyx Pharmaceutical, Inc.(a)	13,982	321,586
Vaxcyte, Inc.(a)	32,246	1,487,830
Xenon Pharmaceuticals, Inc.(a)	19,951	894,204
Total		30,138,383
Health Care Equipment & Supplies 4.4%
Beta Bionics, Inc.(a)	31,009	944,844
Glaukos Corp.(a)	37,326	4,214,479
iRhythm Technologies, Inc.(a)	11,998	2,128,925
Kestra Medical Technologies Ltd.(a)	38,487	1,020,675
LeMaitre Vascular, Inc.	25,262	2,048,748
Merit Medical Systems, Inc.(a)	28,545	2,515,957
PROCEPT BioRobotics Corp.(a)	36,545	1,149,706
TransMedics Group, Inc.(a)	11,580	1,408,707
Total		15,432,041
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 7.8%
BrightSpring Health Services, Inc.(a)	56,132	2,102,143
Ensign Group, Inc. (The)	25,602	4,459,868
GeneDx Holdings Corp.(a)	9,846	1,280,571
Guardant Health, Inc.(a)	61,887	6,321,138
HealthEquity, Inc.(a)	29,785	2,728,604
Lumexa Imaging Holdings, Inc.(a)	47,820	884,670
Option Care Health, Inc.(a)	60,335	1,922,273
Pennant Group, Inc. (The)(a)	51,945	1,462,252
RadNet, Inc.(a)	81,720	5,830,722
Total		26,992,241
Health Care Technology 0.5%
HeartFlow, Inc.(a)	16,744	488,087
Waystar Holding Corp.(a)	37,997	1,244,402
Total		1,732,489
Life Sciences Tools & Services 0.4%
Repligen Corp.(a)	7,646	1,252,874
Pharmaceuticals 0.9%
Crinetics Pharmaceuticals, Inc.(a)	31,959	1,487,691
Ligand Pharmaceuticals, Inc.(a)	4,724	893,167
WaVe Life Sciences Ltd.(a)	39,762	675,954
Total		3,056,812
Total Health Care		78,604,840
Industrials 27.3%
Aerospace & Defense 5.3%
Karman Holdings, Inc.(a)	43,251	3,164,675
Loar Holdings, Inc.(a)	67,668	4,601,424
Moog, Inc., Class A	10,774	2,624,008
Voyager Technologies, Inc., Class A(a)	27,562	720,471
VSE Corp.	40,712	7,033,812
Total		18,144,390
Building Products 3.5%
CSW Industrials, Inc.	16,889	4,957,428
Griffon Corp.	23,450	1,727,093
Modine Manufacturing Co.(a)	27,726	3,701,698
Simpson Manufacturing Co., Inc.	9,888	1,596,615
Total		11,982,834
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.6%
Casella Waste Systems, Inc., Class A(a)	57,095	5,591,884
Construction & Engineering 5.6%
Centuri Holdings, Inc.(a)	49,870	1,259,218
Construction Partners, Inc., Class A(a)	23,688	2,571,332
Everus Construction Group, Inc.(a)	22,000	1,882,320
Fluor Corp.(a)	23,858	945,493
IES Holdings, Inc.(a)	2,271	883,464
Limbach Holdings, Inc.(a)	29,700	2,312,145
MYR Group, Inc.(a)	9,554	2,087,549
Primoris Services Corp.	28,317	3,515,272
Sterling Infrastructure, Inc.(a)	13,169	4,032,743
Total		19,489,536
Electrical Equipment 1.1%
Nextpower, Inc., Class A(a)	45,054	3,924,654
Ground Transportation 1.8%
Landstar System, Inc.	7,243	1,040,819
Saia, Inc.(a)	15,925	5,199,831
Total		6,240,650
Machinery 5.2%
CECO Environmental Corp.(a)	30,881	1,848,228
EnPro, Inc.	12,912	2,764,847
Esab Corp.	21,982	2,455,829
ESCO Technologies, Inc.	8,284	1,618,611
Federal Signal Corp.	16,910	1,836,257
RBC Bearings, Inc.(a)	5,073	2,274,885
SPX Technologies, Inc.(a)	15,804	3,161,748
Watts Water Technologies, Inc., Class A	7,198	1,986,792
Total		17,947,197
Professional Services 0.9%
Parsons Corp.(a)	48,222	2,980,120
Trading Companies & Distributors 2.3%
FTAI Aviation Ltd.	15,049	2,962,396
Herc Holdings Inc	8,162	1,211,077
McGrath Rentcorp	12,898	1,353,387
Common Stocks (continued)
Issuer	Shares	Value ($)
SiteOne Landscape Supply, Inc.(a)	10,316	1,284,961
Watsco, Inc.	3,387	1,141,250
Total		7,953,071
Total Industrials		94,254,336
Information Technology 21.6%
Communications Equipment 0.3%
Applied Optoelectronics, Inc.(a)	32,509	1,133,264
Electronic Equipment, Instruments & Components 5.5%
Advanced Energy Industries, Inc.	10,153	2,125,734
Badger Meter, Inc.	10,674	1,861,652
Fabrinet(a)	4,593	2,091,101
Itron, Inc.(a)	14,904	1,383,985
Mirion Technologies, Inc.(a)	244,107	5,716,986
Novanta, Inc.(a)	33,323	3,965,104
Vontier Corp.	44,763	1,664,288
Total		18,808,850
IT Services 0.7%
DigitalOcean Holdings, Inc.(a)	49,012	2,358,457
Semiconductors & Semiconductor Equipment 9.0%
Allegro MicroSystems, Inc.(a)	41,514	1,095,139
Ambiq Micro, Inc.(a)	20,416	581,856
Axcelis Technologies, Inc.(a)	14,555	1,169,349
Camtek Ltd.(a)	12,812	1,362,492
Credo Technology Group Holding Ltd.(a)	33,012	4,750,097
Formfactor, Inc.(a)	25,597	1,427,801
Impinj, Inc.(a)	15,183	2,641,994
Lattice Semiconductor Corp.(a)	73,862	5,434,766
MACOM Technology Solutions Holdings, Inc.(a)	11,202	1,918,678
Onto Innovation, Inc.(a)	27,825	4,392,454
Rambus, Inc.(a)	17,458	1,604,216
SiTime Corp.(a)	13,294	4,695,308
Total		31,074,150
Software 6.1%
Amplitude, Inc., Class A(a)	130,045	1,505,921
AvePoint, Inc.(a)	51,986	722,086
Braze, Inc., Class A(a)	49,810	1,707,985
Clearwater Analytics Holdings, Inc., Class A(a)	68,934	1,662,688
Dave, Inc.(a)	4,259	942,985
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Descartes Systems Group, Inc. (The)(a)	27,087	2,374,446
Intapp, Inc.(a)	33,788	1,548,166
JFrog Ltd.(a)	69,863	4,363,643
OneStream, Inc.(a)	52,327	961,770
Procore Technologies, Inc.(a)	39,469	2,870,975
ServiceTitan, Inc., Class A(a)	19,315	2,057,048
Via Transportation, Inc., Class A(a)	17,167	498,015
Total		21,215,728
Total Information Technology		74,590,449
Materials 3.0%
Chemicals 1.3%
Balchem Corp.	10,227	1,568,413
Hawkins, Inc.	15,376	2,184,315
Ingevity Corp.(a)	15,163	897,346
Total		4,650,074
Construction Materials 0.7%
Knife River Corp.(a)	14,728	1,036,115
United States Lime & Minerals, Inc.	10,599	1,269,124
Total		2,305,239
Metals & Mining 1.0%
Coeur Mining, Inc.(a)	12,341	220,040
Materion Corp.	25,667	3,190,921
Total		3,410,961
Total Materials		10,366,274
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.7%
Industrial REITs 0.7%
Terreno Realty Corp.	38,837	2,280,120
Total Real Estate		2,280,120
Total Common Stocks (Cost $297,327,743)		340,220,027

Rights 0.0%

Health Care 0.0%
Pharmaceuticals 0.0%
Sanofi SA(a),(b),(c),(d)	6,354	2,542
Total Health Care		2,542
Total Rights (Cost $—)		2,542

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(e),(f)	6,233,366	6,231,496
Total Money Market Funds (Cost $6,231,496)		6,231,496
Total Investments in Securities (Cost: $303,559,239)		346,454,065
Other Assets & Liabilities, Net		(595,224)
Net Assets		345,858,841
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $2,542, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $2,542, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Sanofi SA	07/17/2025	6,354	—	2,542

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at December 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	2,562,504	114,028,501	(110,359,509)	—	6,231,496	(1,163)	254,708	6,233,366
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	30,847,508	—	—	30,847,508
Consumer Staples	6,414,616	—	—	6,414,616
Energy	10,190,660	—	—	10,190,660
Financials	32,671,224	—	—	32,671,224
Health Care	78,604,840	—	—	78,604,840
Industrials	94,254,336	—	—	94,254,336
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	74,590,449	—	—	74,590,449
Materials	10,366,274	—	—	10,366,274
Real Estate	2,280,120	—	—	2,280,120
Total Common Stocks	340,220,027	—	—	340,220,027
Rights
Health Care	—	—	2,542	2,542
Total Rights	—	—	2,542	2,542
Money Market Funds	6,231,496	—	—	6,231,496
Total Investments in Securities	346,451,523	—	2,542	346,454,065
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $297,327,743)	$340,222,569
Affiliated issuers (cost $6,231,496)	6,231,496
Receivable for:
Investments sold	221,799
Capital shares sold	815
Dividends	64,421
Expense reimbursement due from Investment Manager	671
Prepaid expenses	4,009
Total assets	346,745,780
Liabilities
Due to custodian	2,103
Payable for:
Investments purchased	366,938
Capital shares redeemed	362,498
Management services fees	8,340
Distribution and/or service fees	149
Service fees	1,258
Compensation of chief compliance officer	57
Compensation of board members	594
Other expenses	29,162
Deferred compensation of board members	115,840
Total liabilities	886,939
Net assets applicable to outstanding capital stock	$345,858,841
Represented by
Trust capital	$345,858,841
Total - representing net assets applicable to outstanding capital stock	$345,858,841
Class 1
Net assets	$324,352,368
Shares outstanding	8,676,980
Net asset value per share	$37.38
Class 2
Net assets	$21,506,473
Shares outstanding	598,346
Net asset value per share	$35.94
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
9

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$1,110,649
Dividends — affiliated issuers	254,708
Foreign taxes withheld	(1,113)
Total income	1,364,244
Expenses:
Management services fees	3,003,716
Distribution and/or service fees
Class 2	53,690
Service fees	14,541
Custodian fees	30,547
Printing and postage fees	17,439
Accounting services fees	32,423
Legal fees	23,112
Interest on interfund lending	240
Compensation of chief compliance officer	51
Compensation of board members	14,679
Deferred compensation of board members	17,745
Other	11,627
Total expenses	3,219,810
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(346,186)
Total net expenses	2,873,624
Net investment loss	(1,509,380)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,439,285
Investments — affiliated issuers	(1,163)
Net realized gain	10,438,122
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	19,047,170
Net change in unrealized appreciation (depreciation)	19,047,170
Net realized and unrealized gain	29,485,292
Net increase in net assets resulting from operations	$27,975,912
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment loss	$(1,509,380)	$(2,548,818)
Net realized gain	10,438,122	139,952,312
Net change in unrealized appreciation (depreciation)	19,047,170	(50,507,688)
Net increase in net assets resulting from operations	27,975,912	86,895,806
Decrease in net assets from capital stock activity	(35,286,049)	(285,034,051)
Total decrease in net assets	(7,310,137)	(198,138,245)
Net assets at beginning of year	353,168,978	551,307,223
Net assets at end of year	$345,858,841	$353,168,978

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	37,818	1,270,054	42,615	1,378,306
Shares redeemed	(922,787)	(33,695,580)	(8,828,564)	(287,186,282)
Net decrease	(884,969)	(32,425,526)	(8,785,949)	(285,807,976)
Class 2
Shares sold	74,384	2,441,015	99,470	3,127,074
Shares redeemed	(155,976)	(5,301,538)	(75,343)	(2,353,149)
Net increase (decrease)	(81,592)	(2,860,523)	24,127	773,925
Total net decrease	(966,561)	(35,286,049)	(8,761,822)	(285,034,051)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$34.57	(0.15)	2.96	2.81
Year Ended 12/31/2024	$29.04	(0.17)	5.70	5.53
Year Ended 12/31/2023	$27.09	(0.09)	2.04	1.95
Year Ended 12/31/2022	$38.14	(0.13)	(10.92)	(11.05)
Year Ended 12/31/2021	$35.22	(0.24)	3.16	2.92
Class 2
Year Ended 12/31/2025	$33.32	(0.22)	2.84	2.62
Year Ended 12/31/2024	$28.07	(0.24)	5.49	5.25
Year Ended 12/31/2023	$26.25	(0.15)	1.97	1.82
Year Ended 12/31/2022	$37.04	(0.19)	(10.60)	(10.79)
Year Ended 12/31/2021	$34.29	(0.32)	3.07	2.75

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$37.38	8.13%	0.92% (c)	0.82% (c)	(0.42% )	139%	$324,352
Year Ended 12/31/2024	$34.57	19.04%	0.90% (c)	0.85% (c)	(0.52% )	83%	$330,514
Year Ended 12/31/2023	$29.04	7.20%	0.89%	0.85%	(0.33% )	49%	$532,901
Year Ended 12/31/2022	$27.09	(28.97% )	0.88%	0.86%	(0.44% )	39%	$543,776
Year Ended 12/31/2021	$38.14	8.29%	0.87% (c)	0.87% (c)	(0.61% )	48%	$712,475
Class 2
Year Ended 12/31/2025	$35.94	7.86%	1.17% (c)	1.07% (c)	(0.67% )	139%	$21,506
Year Ended 12/31/2024	$33.32	18.70%	1.16% (c)	1.09% (c)	(0.77% )	83%	$22,655
Year Ended 12/31/2023	$28.07	6.93%	1.14%	1.10%	(0.58% )	49%	$18,407
Year Ended 12/31/2022	$26.25	(29.13% )	1.13%	1.11%	(0.68% )	39%	$16,433
Year Ended 12/31/2021	$37.04	8.02%	1.12% (c)	1.12% (c)	(0.85% )	48%	$19,267
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
13

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Variable Portfolio – Partners Small Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
14
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.84% of the Fund’s average daily net assets.
Effective December 16, 2024 (Waiver Effective Date), the Investment Manager started to voluntarily waive a portion of its management fee effective on Fund assets formerly managed by a Fund subadviser that was terminated on the Waiver Effective Date (the Former Subadviser’s Sleeve), which assets have been managed directly by the Investment Manager since that date. The Investment Manager waived its management fees in an amount equal to the subadvisory fees that would have been paid by the Investment Manager to the former subadviser with respect to the Former Subadviser’s Sleeve (based on the fee schedule in the terminated subadvisory agreement between the Investment Manager and the former subadviser
16
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
and the daily value of such assets). This voluntary management fee waiver was not taken into account as an offset to the Fund’s operating expenses when calculating an existing contractual fee waiver/reimbursement arrangement between the Fund and the Investment Manager. This arrangement was terminated effective April 30, 2025.
Subadvisory agreements
Effective May 1, 2025, the Investment Manager has entered into Subadvisory Agreements with Goldman Sachs Asset Management, L.P., and Segall Bryant & Hamill, LLC, each of which subadvises a portion of the assets of the Fund. Prior to May 1, 2025, Allspring Global Investments, LLC served as a subadviser to the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.85
Class 2	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. The Fund’s management services fee voluntary waiver, which took effect on December 16, 2024, is also excluded from the waiver/reimbursement commitment and, therefore, provides an additional benefit to the Fund’s shareholders. Effective April 30, 2025, this voluntary waiver arrangement was terminated. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $472,683,111 and $512,583,950, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $8,570 for the year ended December 31, 2025.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
18
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	316,667	4.44	6
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Variable Portfolio – Partners Small Cap Growth Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Partners Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Partners Small Cap Growth Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Variable Portfolio – Partners Small Cap Growth Fund  | 2025
21

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Variable Portfolio – Partners Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7057_12_E01_(02/26)

CTIVP® – Westfield Select Large Cap Growth Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – Westfield Select Large Cap Growth Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 11.6%
Interactive Media & Services 11.6%
Alphabet, Inc., Class A	390,280	122,157,640
Meta Platforms, Inc., Class A	110,103	72,677,889
Total		194,835,529
Total Communication Services		194,835,529
Consumer Discretionary 10.0%
Automobiles 3.1%
Tesla, Inc.(a)	112,939	50,790,927
Broadline Retail 5.3%
Amazon.com, Inc.(a)	387,044	89,337,496
Specialty Retail 1.6%
AutoZone, Inc.(a)	7,908	26,819,982
Total Consumer Discretionary		166,948,405
Financials 7.3%
Banks 3.8%
Bank of America Corp.	769,530	42,324,150
Fifth Third Bancorp	450,886	21,105,974
Total		63,430,124
Capital Markets 2.1%
Ares Management Corp., Class A	218,120	35,254,735
Financial Services 1.4%
Visa, Inc., Class A	69,990	24,546,193
Total Financials		123,231,052
Health Care 10.5%
Biotechnology 5.4%
Ascendis Pharma A/S ADR(a)	421,962	89,979,177
Health Care Equipment & Supplies 2.2%
IDEXX Laboratories, Inc.(a)	27,810	18,814,299
Insulet Corp.(a)	64,430	18,313,583
Total		37,127,882
Pharmaceuticals 2.9%
Eli Lilly & Co.	45,485	48,881,820
Total Health Care		175,988,879
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 17.9%
Aerospace & Defense 6.1%
Axon Enterprise, Inc.(a)	86,590	49,177,059
Howmet Aerospace, Inc.	262,290	53,774,696
Total		102,951,755
Construction & Engineering 5.8%
API Group Corp.(a)	537,370	20,559,776
Comfort Systems U.S.A., Inc.	56,085	52,343,570
Quanta Services, Inc.	57,703	24,354,128
Total		97,257,474
Electrical Equipment 1.6%
GE Vernova, Inc.	41,190	26,920,548
Machinery 1.6%
Parker-Hannifin Corp.	31,270	27,485,079
Trading Companies & Distributors 2.8%
FTAI Aviation Ltd.	235,770	46,411,325
Total Industrials		301,026,181
Information Technology 42.4%
Electronic Equipment, Instruments & Components 1.7%
Coherent Corp.(a)	155,830	28,761,543
IT Services 1.5%
Snowflake, Inc., Class A(a)	119,390	26,189,391
Semiconductors & Semiconductor Equipment 18.5%
Broadcom, Inc.	223,040	77,194,144
Marvell Technology, Inc.	171,980	14,614,860
NVIDIA Corp.	1,028,410	191,798,465
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	89,720	27,265,011
Total		310,872,480
Software 12.9%
Atlassian Corp., Class A(a)	154,190	25,000,367
Microsoft Corp.	296,622	143,452,332
Palantir Technologies, Inc., Class A(a)	91,590	16,280,122
ServiceNow, Inc.(a)	206,350	31,610,756
Total		216,343,577
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	480,520	130,634,167
Total Information Technology		712,801,158
Total Common Stocks (Cost $1,270,647,969)		1,674,831,204

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	7,490,039	7,487,792
Total Money Market Funds (Cost $7,487,792)		7,487,792
Total Investments in Securities (Cost: $1,278,135,761)		1,682,318,996
Other Assets & Liabilities, Net		(1,713,028)
Net Assets		1,680,605,968
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	33,232,265	819,603,482	(845,347,955)	—	7,487,792	673	1,408,983	7,490,039
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	194,835,529	—	—	194,835,529
Consumer Discretionary	166,948,405	—	—	166,948,405
Financials	123,231,052	—	—	123,231,052
Health Care	175,988,879	—	—	175,988,879
Industrials	301,026,181	—	—	301,026,181
Information Technology	712,801,158	—	—	712,801,158
Total Common Stocks	1,674,831,204	—	—	1,674,831,204
Money Market Funds	7,487,792	—	—	7,487,792
Total Investments in Securities	1,682,318,996	—	—	1,682,318,996
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025
5

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,270,647,969)	$1,674,831,204
Affiliated issuers (cost $7,487,792)	7,487,792
Receivable for:
Capital shares sold	2,960
Dividends	318,304
Prepaid expenses	7,212
Total assets	1,682,647,472
Liabilities
Payable for:
Capital shares redeemed	1,771,248
Management services fees	31,454
Distribution and/or service fees	231
Service fees	2,157
Compensation of chief compliance officer	283
Compensation of board members	1,236
Other expenses	28,150
Deferred compensation of board members	206,745
Total liabilities	2,041,504
Net assets applicable to outstanding capital stock	$1,680,605,968
Represented by
Trust capital	$1,680,605,968
Total - representing net assets applicable to outstanding capital stock	$1,680,605,968
Class 1
Net assets	$1,647,113,373
Shares outstanding	23,780,658
Net asset value per share	$69.26
Class 2
Net assets	$33,492,595
Shares outstanding	503,183
Net asset value per share	$66.56
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$6,150,511
Dividends — affiliated issuers	1,408,983
Interfund lending	2,681
Foreign taxes withheld	(53,036)
Total income	7,509,139
Expenses:
Management services fees	11,628,327
Distribution and/or service fees
Class 2	78,847
Service fees	24,198
Custodian fees	6,465
Printing and postage fees	11,508
Accounting services fees	32,423
Legal fees	45,999
Interest on interfund lending	69
Compensation of chief compliance officer	252
Compensation of board members	29,393
Deferred compensation of board members	32,463
Other	94,306
Total expenses	11,984,250
Net investment loss	(4,475,111)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	159,208,084
Investments — affiliated issuers	673
Net realized gain	159,208,757
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	124,924,716
Net change in unrealized appreciation (depreciation)	124,924,716
Net realized and unrealized gain	284,133,473
Net increase in net assets resulting from operations	$279,658,362
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025
7

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income (loss)	$(4,475,111)	$36,497
Net realized gain	159,208,757	44,481,588
Net change in unrealized appreciation (depreciation)	124,924,716	260,424,233
Net increase in net assets resulting from operations	279,658,362	304,942,318
Increase (decrease) in net assets from capital stock activity	(402,214,571)	1,404,208,616
Total increase (decrease) in net assets	(122,556,209)	1,709,150,934
Net assets at beginning of year	1,803,162,177	94,011,243
Net assets at end of year	$1,680,605,968	$1,803,162,177

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	88,102	5,061,192	33,011,513	1,663,755,332
Shares redeemed	(6,303,176)	(404,108,151)	(4,419,819)	(254,947,517)
Net increase (decrease)	(6,215,074)	(399,046,959)	28,591,694	1,408,807,815
Class 2
Shares sold	25,144	1,506,426	18,986	909,288
Shares redeemed	(77,388)	(4,674,038)	(110,965)	(5,508,487)
Net decrease	(52,244)	(3,167,612)	(91,979)	(4,599,199)
Total net increase (decrease)	(6,267,318)	(402,214,571)	28,499,715	1,404,208,616
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

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CTIVP® – Westfield Select Large Cap Growth Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$59.06	(0.16)	10.36	10.20
Year Ended 12/31/2024	$46.32	0.01	12.73	12.74
Year Ended 12/31/2023	$35.36	(0.03)	10.99	10.96
Year Ended 12/31/2022	$60.00	(0.07)	(24.57)	(24.64)
Year Ended 12/31/2021	$62.57	(0.36)	(2.21)	(2.57)
Class 2
Year Ended 12/31/2025	$56.90	(0.30)	9.96	9.66
Year Ended 12/31/2024	$44.75	(0.19)	12.34	12.15
Year Ended 12/31/2023	$34.26	(0.09)	10.58	10.49
Year Ended 12/31/2022	$58.28	(0.17)	(23.85)	(24.02)
Year Ended 12/31/2021	$60.93	(0.51)	(2.14)	(2.65)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$69.26	17.27%	0.69% (c)	0.69% (c)	(0.26% )	68%	$1,647,113
Year Ended 12/31/2024	$59.06	27.50%	0.69%	0.69%	0.01%	106%	$1,771,559
Year Ended 12/31/2023	$46.32	31.00%	0.70%	0.70%	(0.07% )	28%	$65,041
Year Ended 12/31/2022	$35.36	(41.07% )	0.70%	0.70%	(0.16% )	82%	$1,183,777
Year Ended 12/31/2021	$60.00	(4.11% )	0.67%	0.67%	(0.55% )	73%	$1,941,145
Class 2
Year Ended 12/31/2025	$66.56	16.98%	0.94% (c)	0.94% (c)	(0.50% )	68%	$33,493
Year Ended 12/31/2024	$56.90	27.15%	0.95%	0.95%	(0.38% )	106%	$31,603
Year Ended 12/31/2023	$44.75	30.62%	0.99%	0.95%	(0.23% )	28%	$28,970
Year Ended 12/31/2022	$34.26	(41.21% )	0.95%	0.95%	(0.42% )	82%	$24,065
Year Ended 12/31/2021	$58.28	(4.35% )	0.92%	0.92%	(0.80% )	73%	$45,239
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – Westfield Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.68% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Westfield Capital Management Company, L.P. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
14
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.70
Class 2	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,158,854,906 and $1,536,944,711, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $0 for the year ended December 31, 2025.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	500,000	4.97	1
Lender	2,475,000	4.83	8
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
16
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – Westfield Select Large Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – Westfield Select Large Cap Growth Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
CTIVP® – Westfield Select Large Cap Growth Fund  | 2025
19

CTIVP® – Westfield Select Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7035_12_E01_(02/26)

CTIVP® – Westfield Mid Cap Growth Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – Westfield Mid Cap Growth Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 3.3%
Entertainment 3.3%
Live Nation Entertainment, Inc.(a)	44,450	6,334,125
Roblox Corp., Class A(a)	25,680	2,080,850
Total		8,414,975
Total Communication Services		8,414,975
Consumer Discretionary 17.5%
Hotels, Restaurants & Leisure 8.9%
DoorDash, Inc., Class A(a)	24,330	5,510,258
DraftKings, Inc., Class A(a)	137,535	4,739,456
Hilton Worldwide Holdings, Inc.	20,530	5,897,243
Royal Caribbean Cruises Ltd.	23,130	6,451,420
Total		22,598,377
Household Durables 1.6%
Garmin Ltd.	19,230	3,900,806
Specialty Retail 4.4%
AutoZone, Inc.(a)	1,810	6,138,615
Burlington Stores, Inc.(a)	17,430	5,034,655
Total		11,173,270
Textiles, Apparel & Luxury Goods 2.6%
Tapestry, Inc.	51,520	6,582,710
Total Consumer Discretionary		44,255,163
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Diamondback Energy, Inc.	20,160	3,030,653
Targa Resources Corp.	11,360	2,095,920
Total		5,126,573
Total Energy		5,126,573
Financials 12.6%
Banks 2.1%
Fifth Third Bancorp	111,570	5,222,592
Capital Markets 9.5%
Ares Management Corp., Class A	42,720	6,904,834
LPL Financial Holdings, Inc.	15,090	5,389,695
Moody’s Corp.	6,790	3,468,671
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	10,892	6,249,067
Robinhood Markets, Inc., Class A(a)	17,880	2,022,228
Total		24,034,495
Insurance 1.0%
Arthur J Gallagher & Co.	10,195	2,638,364
Total Financials		31,895,451
Health Care 15.6%
Biotechnology 7.3%
Alnylam Pharmaceuticals, Inc.(a)	5,130	2,039,944
Ascendis Pharma A/S ADR(a)	40,390	8,612,763
Legend Biotech Corp., ADR(a)	55,290	1,202,005
Natera, Inc.(a)	22,340	5,117,871
Revolution Medicines, Inc.(a)	21,280	1,694,952
Total		18,667,535
Health Care Equipment & Supplies 6.0%
DexCom, Inc.(a)	60,990	4,047,906
IDEXX Laboratories, Inc.(a)	5,789	3,916,432
Insulet Corp.(a)	15,838	4,501,793
Masimo Corp.(a)	20,780	2,702,647
Total		15,168,778
Health Care Providers & Services 2.3%
Cencora, Inc.	17,210	5,812,678
Total Health Care		39,648,991
Industrials 27.5%
Aerospace & Defense 10.7%
Axon Enterprise, Inc.(a)	17,206	9,771,804
Howmet Aerospace, Inc.	68,120	13,965,962
Rocket Lab Corp.(a)	47,800	3,334,528
Total		27,072,294
Building Products 0.9%
Trane Technologies PLC	5,880	2,288,496
Commercial Services & Supplies 1.1%
Waste Connections, Inc.	16,230	2,846,093
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 3.0%
Comfort Systems U.S.A., Inc.	3,546	3,309,446
Quanta Services, Inc.	10,140	4,279,689
Total		7,589,135
Electrical Equipment 9.1%
AMETEK, Inc.	20,160	4,139,050
Rockwell Automation, Inc.	12,425	4,834,195
Vertiv Holdings Co.	86,940	14,085,149
Total		23,058,394
Ground Transportation 2.7%
CSX Corp.	95,590	3,465,137
JB Hunt Transport Services, Inc.	18,150	3,527,271
Total		6,992,408
Total Industrials		69,846,820
Information Technology 17.0%
Electronic Equipment, Instruments & Components 0.8%
Coherent Corp.(a)	11,020	2,033,961
IT Services 5.3%
Cloudflare, Inc.(a)	29,750	5,865,212
MongoDB, Inc.(a)	9,020	3,785,604
Snowflake, Inc., Class A(a)	17,660	3,873,898
Total		13,524,714
Semiconductors & Semiconductor Equipment 2.4%
Marvell Technology, Inc.	35,600	3,025,288
Semtech Corp.(a)	41,000	3,021,290
Total		6,046,578
Software 7.7%
Atlassian Corp., Class A(a)	24,560	3,982,158
Fair Isaac Corp.(a)	2,397	4,052,416
HubSpot, Inc.(a)	9,690	3,888,597
Samsara, Inc., Class A(a)	111,230	3,943,104
Zscaler, Inc.(a)	16,110	3,623,461
Total		19,489,736
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.8%
Pure Storage, Inc., Class A(a)	30,250	2,027,053
Total Information Technology		43,122,042
Materials 1.6%
Construction Materials 1.6%
Vulcan Materials Co.	14,530	4,144,247
Total Materials		4,144,247
Utilities 2.2%
Independent Power and Renewable Electricity Producers 2.2%
Vistra Corp.	34,260	5,527,166
Total Utilities		5,527,166
Total Common Stocks (Cost $209,778,404)		251,981,428

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	2,036,142	2,035,531
Total Money Market Funds (Cost $2,035,714)		2,035,531
Total Investments in Securities (Cost: $211,814,118)		254,016,959
Other Assets & Liabilities, Net		(303,870)
Net Assets		253,713,089
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	5,628,522	110,463,644	(114,056,452)	(183)	2,035,531	(2,014)	216,850	2,036,142
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	8,414,975	—	—	8,414,975
Consumer Discretionary	44,255,163	—	—	44,255,163
Energy	5,126,573	—	—	5,126,573
Financials	31,895,451	—	—	31,895,451
Health Care	39,648,991	—	—	39,648,991
Industrials	69,846,820	—	—	69,846,820
Information Technology	43,122,042	—	—	43,122,042
Materials	4,144,247	—	—	4,144,247
Utilities	5,527,166	—	—	5,527,166
Total Common Stocks	251,981,428	—	—	251,981,428
Money Market Funds	2,035,531	—	—	2,035,531
Total Investments in Securities	254,016,959	—	—	254,016,959
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $209,778,404)	$251,981,428
Affiliated issuers (cost $2,035,714)	2,035,531
Receivable for:
Capital shares sold	16,280
Dividends	77,119
Expense reimbursement due from Investment Manager	274
Prepaid expenses	3,754
Total assets	254,114,386
Liabilities
Due to custodian	1,945
Payable for:
Capital shares redeemed	245,085
Management services fees	5,688
Distribution and/or service fees	247
Service fees	2,038
Compensation of chief compliance officer	49
Compensation of board members	579
Other expenses	26,176
Deferred compensation of board members	119,490
Total liabilities	401,297
Net assets applicable to outstanding capital stock	$253,713,089
Represented by
Trust capital	$253,713,089
Total - representing net assets applicable to outstanding capital stock	$253,713,089
Class 1
Net assets	$217,986,533
Shares outstanding	3,758,836
Net asset value per share	$57.99
Class 2
Net assets	$35,726,556
Shares outstanding	641,381
Net asset value per share	$55.70
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$1,104,502
Dividends — affiliated issuers	216,850
Foreign taxes withheld	(5,481)
Total income	1,315,871
Expenses:
Management services fees	2,405,285
Distribution and/or service fees
Class 2	88,999
Service fees	25,061
Custodian fees	17,051
Printing and postage fees	13,341
Accounting services fees	32,423
Legal fees	22,388
Interest on interfund lending	66
Compensation of chief compliance officer	44
Compensation of board members	14,212
Deferred compensation of board members	18,251
Other	12,464
Total expenses	2,649,585
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(125,123)
Total net expenses	2,524,462
Net investment loss	(1,208,591)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	57,195,856
Investments — affiliated issuers	(2,014)
Net realized gain	57,193,842
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(25,308,478)
Investments — affiliated issuers	(183)
Net change in unrealized appreciation (depreciation)	(25,308,661)
Net realized and unrealized gain	31,885,181
Net increase in net assets resulting from operations	$30,676,590
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment loss	$(1,208,591)	$(710,844)
Net realized gain	57,193,842	43,019,854
Net change in unrealized appreciation (depreciation)	(25,308,661)	10,108,105
Net increase in net assets resulting from operations	30,676,590	52,417,115
Decrease in net assets from capital stock activity	(83,119,045)	(79,276,732)
Total decrease in net assets	(52,442,455)	(26,859,617)
Net assets at beginning of year	306,155,544	333,015,161
Net assets at end of year	$253,713,089	$306,155,544

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	28,053	1,527,482	143,370	7,619,208
Shares redeemed	(1,424,929)	(81,561,665)	(1,698,532)	(83,836,775)
Net decrease	(1,396,876)	(80,034,183)	(1,555,162)	(76,217,567)
Class 2
Shares sold	45,678	2,405,032	46,176	2,084,926
Shares redeemed	(102,730)	(5,489,894)	(111,140)	(5,144,091)
Net decrease	(57,052)	(3,084,862)	(64,964)	(3,059,165)
Total net decrease	(1,453,928)	(83,119,045)	(1,620,126)	(79,276,732)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$52.53	(0.21)	5.67	5.46
Year Ended 12/31/2024	$44.71	(0.10)	7.92	7.82
Year Ended 12/31/2023	$35.63	0.06	9.02	9.08
Year Ended 12/31/2022	$47.89	0.02	(12.28)	(12.26)
Year Ended 12/31/2021	$41.03	(0.14)	7.00	6.86
Class 2
Year Ended 12/31/2025	$50.58	(0.33)	5.45	5.12
Year Ended 12/31/2024	$43.16	(0.21)	7.63	7.42
Year Ended 12/31/2023	$34.48	(0.03)	8.71	8.68
Year Ended 12/31/2022	$46.46	(0.07)	(11.91)	(11.98)
Year Ended 12/31/2021	$39.91	(0.24)	6.79	6.55

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$57.99	10.40%	0.86% (c)	0.82% (c)	(0.38% )	80%	$217,987
Year Ended 12/31/2024	$52.53	17.49%	0.86% (c)	0.82% (c)	(0.20% )	72%	$270,828
Year Ended 12/31/2023	$44.71	25.48%	0.85% (c)	0.83% (c)	0.15%	64%	$300,065
Year Ended 12/31/2022	$35.63	(25.60% )	0.84%	0.84%	0.06%	60%	$291,820
Year Ended 12/31/2021	$47.89	16.72%	0.84% (c)	0.84% (c)	(0.32% )	58%	$391,573
Class 2
Year Ended 12/31/2025	$55.70	10.12%	1.11% (c)	1.07% (c)	(0.62% )	80%	$35,727
Year Ended 12/31/2024	$50.58	17.19%	1.12% (c)	1.07% (c)	(0.45% )	72%	$35,327
Year Ended 12/31/2023	$43.16	25.17%	1.10% (c)	1.08% (c)	(0.08% )	64%	$32,950
Year Ended 12/31/2022	$34.48	(25.79% )	1.09%	1.09%	(0.19% )	60%	$26,110
Year Ended 12/31/2021	$46.46	16.41%	1.09% (c)	1.09% (c)	(0.56% )	58%	$34,861
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Westfield Mid Cap Growth Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – Westfield Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – Westfield Mid Cap Growth Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.81% to 0.68% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.81% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Westfield Capital Management Company, L.P. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
14
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.82
Class 2	1.07
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
CTIVP® – Westfield Mid Cap Growth Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $233,699,679 and $313,610,723, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $4,215 for the year ended December 31, 2025.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	500,000	4.73	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which
16
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is
CTIVP® – Westfield Mid Cap Growth Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – Westfield Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – Westfield Mid Cap Growth Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
CTIVP® – Westfield Mid Cap Growth Fund  | 2025
19

CTIVP® – Westfield Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7040_12_E01_(02/26)

CTIVP® – CenterSquare Real Estate Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – CenterSquare Real Estate Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Real Estate 99.2%
Data Center REITs 11.5%
Digital Realty Trust, Inc.	42,210	6,530,309
Equinix, Inc.	13,020	9,975,403
Total		16,505,712
Diversified REITs 1.4%
Broadstone Net Lease, Inc.	55,160	958,129
Federal Realty Investment Trust	10,790	1,087,632
Total		2,045,761
Health Care REITs 22.0%
Alexandria Real Estate Equities, Inc.	21,940	1,073,744
American Healthcare REIT, Inc.	42,630	2,006,168
Diversified Healthcare Trust	68,963	334,470
Healthcare Realty Trust, Inc.	93,950	1,592,452
Healthpeak Properties, Inc.	77,470	1,245,718
National Health Investors, Inc.	20,200	1,542,674
Omega Healthcare Investors, Inc.	55,230	2,448,898
Sabra Health Care REIT, Inc.	44,150	836,201
Ventas, Inc.	86,530	6,695,691
Welltower, Inc.	74,880	13,898,477
Total		31,674,493
Hotel & Resort REITs 3.0%
DiamondRock Hospitality Co.	102,690	920,102
Host Hotels & Resorts, Inc.	121,950	2,162,173
RLJ Lodging Trust	38,310	285,410
Ryman Hospitality Properties, Inc.	5,150	487,293
Sunstone Hotel Investors, Inc.	33,190	296,719
Xenia Hotels & Resorts, Inc.	7,179	101,511
Total		4,253,208
Industrial REITs 11.3%
Americold Realty Trust, Inc.	34,520	443,927
EastGroup Properties, Inc.	7,030	1,252,324
First Industrial Realty Trust, Inc.	35,720	2,045,685
Lineage, Inc.	8,550	299,250
Prologis, Inc.	84,820	10,828,121
Rexford Industrial Realty, Inc.	36,160	1,400,115
Total		16,269,422
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Family Residential REITs 9.2%
Camden Property Trust	37,790	4,159,923
Equity Residential	34,260	2,159,751
Essex Property Trust, Inc.	7,840	2,051,571
UDR, Inc.	131,100	4,808,748
Total		13,179,993
Office REITs 4.8%
BXP, Inc.	22,130	1,493,332
Cousins Properties, Inc.	81,058	2,089,675
Douglas Emmett, Inc.	35,910	394,651
Empire State Realty Trust, Inc., Class A	72,030	469,636
Piedmont Realty Trust, Inc.	72,480	604,483
SL Green Realty Corp.	10,040	460,535
Vornado Realty Trust	40,370	1,343,514
Total		6,855,826
Other Specialized REITs 4.8%
Iron Mountain, Inc.	48,120	3,991,554
Lamar Advertising Co., Class A	4,720	597,458
VICI Properties, Inc.	82,560	2,321,587
Total		6,910,599
Retail REITs 17.9%
Agree Realty Corp.	41,370	2,979,881
Brixmor Property Group, Inc.	150,560	3,947,683
InvenTrust Properties Corp.	24,490	690,863
Kimco Realty Corp.	186,890	3,788,260
Kite Realty Group Trust	112,630	2,699,741
Macerich Co. (The)	84,430	1,558,578
NetSTREIT Corp.	58,430	1,030,705
Realty Income Corp.	75,700	4,267,209
Simon Property Group, Inc.	25,740	4,764,732
Total		25,727,652
Self Storage REITs 7.7%
Extra Space Storage, Inc.	43,830	5,707,543
Public Storage	20,680	5,366,460
Total		11,074,003
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Single-Family Residential REITs 4.8%
American Homes 4 Rent, Class A	79,080	2,538,468
Equity LifeStyle Properties, Inc.	32,490	1,969,219
Invitation Homes, Inc.	87,540	2,432,736
Total		6,940,423
Telecom Tower REITs 0.8%
American Tower Corp.	3,770	661,899
Crown Castle, Inc.	5,770	512,780
Total		1,174,679
Total Real Estate		142,611,771
Total Common Stocks (Cost: $127,537,301)		142,611,771

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(a),(b)	1,118,952	1,118,616
Total Money Market Funds (Cost: $1,118,609)		1,118,616
Total Investments in Securities (Cost $128,655,910)		143,730,387
Other Assets & Liabilities, Net		(51,447)
Net Assets		$143,678,940
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	1,259,630	12,905,278	(13,046,328)	36	1,118,616	(92)	35,319	1,118,952
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – CenterSquare Real Estate Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Real Estate	142,611,771	—	—	142,611,771
Total Common Stocks	142,611,771	—	—	142,611,771
Money Market Funds	1,118,616	—	—	1,118,616
Total Investments in Securities	143,730,387	—	—	143,730,387
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund  | 2025
5

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $127,537,301)	$142,611,771
Affiliated issuers (cost $1,118,609)	1,118,616
Receivable for:
Investments sold	124,940
Capital shares sold	6,769
Dividends	507,320
Prepaid expenses	3,054
Total assets	144,372,470
Liabilities
Payable for:
Investments purchased	429,524
Capital shares redeemed	142,209
Management services fees	2,979
Distribution and/or service fees	176
Service fees	1,508
Compensation of chief compliance officer	24
Compensation of board members	500
Other expenses	22,930
Deferred compensation of board members	93,680
Total liabilities	693,530
Net assets applicable to outstanding capital stock	$143,678,940
Represented by
Paid in capital	126,347,693
Total distributable earnings (loss)	17,331,247
Total - representing net assets applicable to outstanding capital stock	$143,678,940
Class 1
Net assets	$118,254,158
Shares outstanding	18,437,764
Net asset value per share	$6.41
Class 2
Net assets	$25,424,782
Shares outstanding	4,009,222
Net asset value per share	$6.34
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – CenterSquare Real Estate Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$4,477,712
Dividends — affiliated issuers	35,319
Total income	4,513,031
Expenses:
Management services fees	1,074,050
Distribution and/or service fees
Class 2	65,079
Service fees	18,139
Custodian fees	6,744
Printing and postage fees	11,536
Accounting services fees	32,423
Legal fees	19,790
Compensation of chief compliance officer	16
Compensation of board members	12,519
Deferred compensation of board members	14,528
Other	12,274
Total expenses	1,267,098
Net investment income	3,245,933
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,131,434
Investments — affiliated issuers	(92)
Net realized gain	1,131,342
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,122,646)
Investments — affiliated issuers	36
Net change in unrealized appreciation (depreciation)	(1,122,610)
Net realized and unrealized gain	8,732
Net increase in net assets resulting from operations	$3,254,665
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund  | 2025
7

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$3,245,933	$4,135,435
Net realized gain	1,131,342	10,834,828
Net change in unrealized appreciation (depreciation)	(1,122,610)	7,327,523
Net increase in net assets resulting from operations	3,254,665	22,297,786
Distributions to shareholders
Net investment income and net realized gains
Class 1	(9,375,618)	(4,352,023)
Class 2	(2,048,858)	(618,277)
Total distributions to shareholders	(11,424,476)	(4,970,300)
Increase (decrease) in net assets from capital stock activity	8,067,783	(69,729,524)
Total decrease in net assets	(102,028)	(52,402,038)
Net assets at beginning of year	143,780,968	196,183,006
Net assets at end of year	$143,678,940	$143,780,968

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	194,554	1,291,952	143,080	919,197
Distributions reinvested	1,488,193	9,375,618	658,400	4,352,023
Shares redeemed	(431,772)	(2,921,309)	(10,412,404)	(73,477,388)
Net increase (decrease)	1,250,975	7,746,261	(9,610,924)	(68,206,168)
Class 2
Shares sold	257,660	1,715,234	186,477	1,230,791
Distributions reinvested	328,343	2,048,858	94,393	618,277
Shares redeemed	(527,073)	(3,442,570)	(518,190)	(3,372,424)
Net increase (decrease)	58,930	321,522	(237,320)	(1,523,356)
Total net increase (decrease)	1,309,905	8,067,783	(9,848,244)	(69,729,524)
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – CenterSquare Real Estate Fund  | 2025

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CTIVP® – CenterSquare Real Estate Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$6.82	0.15	(0.01)(c)	0.14	(0.20)	(0.35)	(0.55)
Year Ended 12/31/2024	$6.34	0.14	0.51	0.65	(0.17)	—	(0.17)
Year Ended 12/31/2023	$6.10	0.16	0.65	0.81	(0.13)	(0.44)	(0.57)
Year Ended 12/31/2022	$10.08	0.14	(2.32)	(2.18)	(0.14)	(1.66)	(1.80)
Year Ended 12/31/2021	$7.94	0.11	3.07	3.18	(0.13)	(0.91)	(1.04)
Class 2
Year Ended 12/31/2025	$6.74	0.13	0.00	0.13	(0.18)	(0.35)	(0.53)
Year Ended 12/31/2024	$6.28	0.13	0.48	0.61	(0.15)	—	(0.15)
Year Ended 12/31/2023	$6.04	0.14	0.65	0.79	(0.11)	(0.44)	(0.55)
Year Ended 12/31/2022	$10.00	0.12	(2.30)	(2.18)	(0.12)	(1.66)	(1.78)
Year Ended 12/31/2021	$7.88	0.09	3.05	3.14	(0.11)	(0.91)	(1.02)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – CenterSquare Real Estate Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$6.41	2.19%	0.84%	0.84%	2.31%	32%	$118,254
Year Ended 12/31/2024	$6.82	10.34%	0.82% (d)	0.82% (d)	2.19%	34%	$117,137
Year Ended 12/31/2023	$6.34	13.76%	0.81%	0.81%	2.69%	44%	$169,900
Year Ended 12/31/2022	$6.10	(24.12% )	0.80% (d)	0.80% (d)	1.83%	49%	$158,574
Year Ended 12/31/2021	$10.08	41.44%	0.80% (d)	0.80% (d)	1.24%	57%	$229,250
Class 2
Year Ended 12/31/2025	$6.34	2.11%	1.09%	1.09%	2.05%	32%	$25,425
Year Ended 12/31/2024	$6.74	9.86%	1.07% (d)	1.07% (d)	2.04%	34%	$26,644
Year Ended 12/31/2023	$6.28	13.56%	1.06%	1.06%	2.42%	44%	$26,283
Year Ended 12/31/2022	$6.04	(24.33% )	1.05% (d)	1.05% (d)	1.60%	49%	$26,266
Year Ended 12/31/2021	$10.00	41.20%	1.05% (d)	1.05% (d)	1.03%	57%	$35,012
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – CenterSquare Real Estate Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – CenterSquare Real Estate Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
12
CTIVP® – CenterSquare Real Estate Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
CTIVP® – CenterSquare Real Estate Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.66% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.75% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with CenterSquare Investment Management LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
14
CTIVP® – CenterSquare Real Estate Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.87
Class 2	1.12
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions for investments , trustees’ deferred compensation and distribution reclassifications. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
CTIVP® – CenterSquare Real Estate Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(27,156)	27,156	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
7,975,952	3,448,524	11,424,476	4,970,300	—	4,970,300
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
3,207,771	493,912	—	13,723,244
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
130,007,143	19,209,385	(5,486,141)	13,723,244
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $47,198,264 and $45,603,649, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $1,786 for the year ended December 31, 2025.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring
16
CTIVP® – CenterSquare Real Estate Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
CTIVP® – CenterSquare Real Estate Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – CenterSquare Real Estate Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – CenterSquare Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – CenterSquare Real Estate Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
CTIVP® – CenterSquare Real Estate Fund  | 2025
19

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025.
Capital gain dividend
$571,094
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, of which $346,278 was subject to a long term capital gains tax rate of not greater than 20% and $224,816 to a long term capital gains tax rate of not greater than 25%.
20
CTIVP® – CenterSquare Real Estate Fund  | 2025

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CTIVP® – CenterSquare Real Estate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7030_12_E01_(02/26)

CTIVP® – T. Rowe Price Large Cap Value Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – T. Rowe Price Large Cap Value Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 7.7%
Entertainment 0.9%
Walt Disney Co. (The)	161,916	18,421,183
Interactive Media & Services 5.1%
Alphabet, Inc., Class C	296,365	92,999,337
Meta Platforms, Inc., Class A	19,157	12,645,344
Total		105,644,681
Media 0.7%
News Corp., Class A	531,982	13,895,370
Wireless Telecommunication Services 1.0%
T-Mobile US, Inc.	107,000	21,725,280
Total Communication Services		159,686,514
Consumer Discretionary 4.6%
Broadline Retail 2.2%
Amazon.com, Inc.(a)	201,370	46,480,224
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp.	220,247	14,335,877
Specialty Retail 1.7%
Home Depot, Inc. (The)	102,910	35,411,331
Total Consumer Discretionary		96,227,432
Consumer Staples 6.7%
Beverages 0.7%
Coca-Cola Co. (The)	210,566	14,720,669
Consumer Staples Distribution & Retail 0.5%
Walmart, Inc.	93,839	10,454,603
Household Products 4.0%
Colgate-Palmolive Co.	477,754	37,752,121
Procter & Gamble Co. (The)	316,386	45,341,278
Total		83,093,399
Tobacco 1.5%
Philip Morris International, Inc.	187,618	30,093,927
Total Consumer Staples		138,362,598
Energy 7.7%
Energy Equipment & Services 0.7%
SLB Ltd.	407,521	15,640,656
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 7.0%
ConocoPhillips Co.	557,372	52,175,593
EOG Resources, Inc.	121,903	12,801,034
Expand Energy Corp.	126,410	13,950,608
Exxon Mobil Corp.	270,519	32,554,256
TotalEnergies SE	358,247	23,436,519
Williams Companies, Inc. (The)	161,260	9,693,339
Total		144,611,349
Total Energy		160,252,005
Financials 22.0%
Banks 9.8%
Bank of America Corp.	1,114,627	61,304,485
Citigroup, Inc.	336,203	39,231,528
Fifth Third Bancorp	115,000	5,383,150
Huntington Bancshares, Inc.	1,155,167	20,042,148
U.S. Bancorp	770,405	41,108,811
Wells Fargo & Co.	370,961	34,573,565
Total		201,643,687
Capital Markets 3.0%
Charles Schwab Corp. (The)	627,718	62,715,306
Financial Services 0.9%
Equitable Holdings, Inc.	394,285	18,787,680
Insurance 8.3%
Allstate Corp. (The)	152,081	31,655,660
American International Group, Inc.	271,160	23,197,738
Chubb Ltd.	159,767	49,866,476
Hartford Insurance Group, Inc. (The)	184,996	25,492,449
MetLife, Inc.	528,545	41,723,342
Total		171,935,665
Total Financials		455,082,338
Health Care 13.4%
Health Care Equipment & Supplies 2.6%
Becton Dickinson & Co.	86,033	16,696,424
Zimmer Biomet Holdings, Inc.	414,703	37,290,094
Total		53,986,518
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.6%
Cigna Group (The)	72,097	19,843,257
CVS Health Corp.	456,573	36,233,633
Elevance Health, Inc.	144,099	50,513,904
UnitedHealth Group, Inc.	25,624	8,458,739
Total		115,049,533
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	20,506	11,882,202
Pharmaceuticals 4.6%
AstraZeneca PLC, ADR	201,388	18,513,599
Johnson & Johnson	73,304	15,170,263
Merck & Co., Inc.	300,840	31,666,418
Sanofi SA, ADR	160,255	7,765,957
Viatris, Inc.	1,859,770	23,154,137
Total		96,270,374
Total Health Care		277,188,627
Industrials 13.6%
Aerospace & Defense 4.3%
Boeing Co. (The)(a)	128,780	27,960,713
General Electric Co.	76,924	23,694,900
L3Harris Technologies, Inc.	130,111	38,196,686
Total		89,852,299
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	17,085	1,694,661
Electrical Equipment 0.8%
Rockwell Automation, Inc.	43,070	16,757,245
Ground Transportation 2.3%
CSX Corp.	1,323,163	47,964,659
Industrial Conglomerates 1.1%
Siemens AG, ADR	167,628	23,479,654
Machinery 5.0%
AGCO Corp.	157,782	16,459,818
Cummins, Inc.	34,325	17,521,196
Fortive Corp.	514,389	28,399,417
Common Stocks (continued)
Issuer	Shares	Value ($)
Middleby Corp. (The)(a)	96,000	14,272,320
Stanley Black & Decker, Inc.	352,581	26,189,717
Total		102,842,468
Total Industrials		282,590,986
Information Technology 12.2%
Communications Equipment 0.3%
Cisco Systems, Inc.	65,000	5,006,950
Electronic Equipment, Instruments & Components 1.4%
Keysight Technologies, Inc.(a)	115,000	23,366,850
TE Connectivity PLC	25,012	5,690,480
Total		29,057,330
IT Services 0.5%
Accenture PLC, Class A	39,371	10,563,239
Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc.(a)	136,979	29,335,423
Applied Materials, Inc.	83,720	21,515,203
Intel Corp.(a)	324,757	11,983,533
Micron Technology, Inc.	117,469	33,526,827
QUALCOMM, Inc.	193,875	33,162,319
Texas Instruments, Inc.	142,248	24,678,605
Total		154,201,910
Software 2.6%
Microsoft Corp.	51,368	24,842,592
Salesforce, Inc.	110,297	29,218,779
Total		54,061,371
Total Information Technology		252,890,800
Materials 3.6%
Chemicals 2.3%
CF Industries Holdings, Inc.	194,963	15,078,438
Linde PLC	39,000	16,629,210
RPM International, Inc.	145,002	15,080,208
Total		46,787,856
Containers & Packaging 1.3%
International Paper Co.	686,291	27,033,003
Total Materials		73,820,859
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.4%
Industrial REITs 1.0%
Rexford Industrial Realty, Inc.	545,714	21,130,046
Residential REITs 1.5%
AvalonBay Communities, Inc.	176,843	32,063,404
Specialized REITs 0.9%
Weyerhaeuser Co.	764,388	18,108,352
Total Real Estate		71,301,802
Utilities 4.7%
Electric Utilities 1.9%
Alliant Energy Corp.	76,000	4,940,760
Southern Co. (The)	390,231	34,028,143
Total		38,968,903
Multi-Utilities 2.8%
Ameren Corp.	332,965	33,249,885
Sempra	273,693	24,164,355
Total		57,414,240
Total Utilities		96,383,143
Total Common Stocks (Cost $1,762,552,957)		2,063,787,104

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	8,375,257	8,372,744
Total Money Market Funds (Cost $8,372,744)		8,372,744
Total Investments in Securities (Cost: $1,770,925,701)		2,072,159,848
Other Assets & Liabilities, Net		698,342
Net Assets		2,072,858,190
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	17,852,763	326,740,869	(336,221,046)	158	8,372,744	(224)	1,156,919	8,375,257
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	159,686,514	—	—	159,686,514
Consumer Discretionary	96,227,432	—	—	96,227,432
Consumer Staples	138,362,598	—	—	138,362,598
Energy	160,252,005	—	—	160,252,005
Financials	455,082,338	—	—	455,082,338
Health Care	277,188,627	—	—	277,188,627
Industrials	259,111,332	23,479,654	—	282,590,986
Information Technology	252,890,800	—	—	252,890,800
Materials	73,820,859	—	—	73,820,859
Real Estate	71,301,802	—	—	71,301,802
Utilities	96,383,143	—	—	96,383,143
Total Common Stocks	2,040,307,450	23,479,654	—	2,063,787,104
Money Market Funds	8,372,744	—	—	8,372,744
Total Investments in Securities	2,048,680,194	23,479,654	—	2,072,159,848
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,762,552,957)	$2,063,787,104
Affiliated issuers (cost $8,372,744)	8,372,744
Receivable for:
Investments sold	1,725,913
Capital shares sold	532
Dividends	3,104,763
Foreign tax reclaims	35,786
Prepaid expenses	7,522
Total assets	2,077,034,364
Liabilities
Payable for:
Investments purchased	1,730,242
Capital shares redeemed	2,138,169
Management services fees	38,587
Distribution and/or service fees	380
Service fees	3,099
Compensation of chief compliance officer	337
Compensation of board members	1,336
Other expenses	31,542
Deferred compensation of board members	232,482
Total liabilities	4,176,174
Net assets applicable to outstanding capital stock	$2,072,858,190
Represented by
Trust capital	$2,072,858,190
Total - representing net assets applicable to outstanding capital stock	$2,072,858,190
Class 1
Net assets	$2,017,820,396
Shares outstanding	45,700,459
Net asset value per share	$44.15
Class 2
Net assets	$55,037,794
Shares outstanding	1,296,202
Net asset value per share	$42.46
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$45,420,790
Dividends — affiliated issuers	1,156,919
Foreign taxes withheld	(646,201)
Total income	45,931,508
Expenses:
Management services fees	13,806,059
Distribution and/or service fees
Class 2	131,678
Service fees	34,795
Custodian fees	18,102
Printing and postage fees	10,570
Accounting services fees	32,423
Legal fees	51,275
Compensation of chief compliance officer	361
Compensation of board members	32,517
Deferred compensation of board members	36,337
Other	74,743
Total expenses	14,228,860
Net investment income	31,702,648
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	129,344,256
Investments — affiliated issuers	(224)
Foreign currency translations	1,822
Net realized gain	129,345,854
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	81,834,882
Investments — affiliated issuers	158
Net change in unrealized appreciation (depreciation)	81,835,040
Net realized and unrealized gain	211,180,894
Net increase in net assets resulting from operations	$242,883,542
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$31,702,648	$30,456,763
Net realized gain	129,345,854	140,516,422
Net change in unrealized appreciation (depreciation)	81,835,040	18,131,158
Net increase in net assets resulting from operations	242,883,542	189,104,343
Increase (decrease) in net assets from capital stock activity	(177,197,667)	53,630,268
Total increase in net assets	65,685,875	242,734,611
Net assets at beginning of year	2,007,172,315	1,764,437,704
Net assets at end of year	$2,072,858,190	$2,007,172,315

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	268,455	10,806,285	7,288,724	304,054,832
Shares redeemed	(4,349,872)	(185,064,224)	(6,406,964)	(247,971,699)
Net increase (decrease)	(4,081,417)	(174,257,939)	881,760	56,083,133
Class 2
Shares sold	116,720	4,596,766	87,303	3,207,577
Shares redeemed	(192,322)	(7,536,494)	(153,124)	(5,660,442)
Net decrease	(75,602)	(2,939,728)	(65,821)	(2,452,865)
Total net increase (decrease)	(4,157,019)	(177,197,667)	815,939	53,630,268
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$39.28	0.64	4.23	4.87
Year Ended 12/31/2024	$35.09	0.64	3.55	4.19
Year Ended 12/31/2023	$32.02	0.68	2.39	3.07
Year Ended 12/31/2022	$33.69	0.54	(2.21)	(1.67)
Year Ended 12/31/2021	$26.89	0.44	6.36	6.80
Class 2
Year Ended 12/31/2025	$37.87	0.52	4.07	4.59
Year Ended 12/31/2024	$33.91	0.53	3.43	3.96
Year Ended 12/31/2023	$31.03	0.58	2.30	2.88
Year Ended 12/31/2022	$32.72	0.46	(2.15)	(1.69)
Year Ended 12/31/2021	$26.19	0.35	6.18	6.53

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$44.15	12.40%	0.69%	0.69%	1.56%	43%	$2,017,820
Year Ended 12/31/2024	$39.28	11.94%	0.70% (c)	0.70% (c)	1.66%	41%	$1,955,229
Year Ended 12/31/2023	$35.09	9.59%	0.70%	0.70%	2.10%	30%	$1,715,688
Year Ended 12/31/2022	$32.02	(4.96% )	0.69%	0.69%	1.69%	30%	$1,781,787
Year Ended 12/31/2021	$33.69	25.29%	0.68%	0.68%	1.40%	32%	$2,241,102
Class 2
Year Ended 12/31/2025	$42.46	12.12%	0.94%	0.94%	1.31%	43%	$55,038
Year Ended 12/31/2024	$37.87	11.68%	0.95% (c)	0.95% (c)	1.41%	41%	$51,943
Year Ended 12/31/2023	$33.91	9.28%	0.95%	0.95%	1.86%	30%	$48,750
Year Ended 12/31/2022	$31.03	(5.17% )	0.94%	0.94%	1.48%	30%	$47,191
Year Ended 12/31/2021	$32.72	24.93%	0.93%	0.93%	1.14%	32%	$42,318
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible
14
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.68% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with T. Rowe Price Associates, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.71	0.71	0.71
Class 2	0.96	0.96	0.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $874,830,903 and $1,006,757,190, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $6,664 for the year ended December 31, 2025.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
16
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – T. Rowe Price Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – T. Rowe Price Large Cap Value Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2025
19

CTIVP® – T. Rowe Price Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7036_12_E01_(02/26)

CTIVP® – Wellington Large Cap Value Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – Wellington Large Cap Value Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 8.5%
Entertainment 1.0%
Walt Disney Co. (The)	92,401	10,512,462
Interactive Media & Services 6.0%
Alphabet, Inc., Class A	197,140	61,704,820
Media 1.5%
Omnicom Group, Inc.	193,733	15,643,940
Total Communication Services		87,861,222
Consumer Discretionary 6.1%
Broadline Retail 1.8%
Amazon.com, Inc.(a)	82,220	18,978,020
Hotels, Restaurants & Leisure 0.7%
Expedia Group, Inc.	23,466	6,648,153
Specialty Retail 2.7%
Lowe’s Companies, Inc.	83,671	20,178,098
TJX Companies, Inc. (The)	47,342	7,272,205
Total		27,450,303
Textiles, Apparel & Luxury Goods 0.9%
Tapestry, Inc.	74,259	9,488,072
Total Consumer Discretionary		62,564,548
Consumer Staples 6.8%
Consumer Staples Distribution & Retail 1.3%
Sysco Corp.	185,527	13,671,485
Food Products 1.2%
General Mills, Inc.	268,712	12,495,108
Personal Care Products 2.0%
Unilever PLC, ADR	303,773	19,866,754
Tobacco 2.3%
Philip Morris International, Inc.	148,779	23,864,151
Total Consumer Staples		69,897,498
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
ConocoPhillips Co.	112,531	10,534,027
Coterra Energy, Inc.	565,623	14,887,197
EQT Corp.	185,442	9,939,691
TotalEnergies SE	69,780	4,565,008
Williams Companies, Inc. (The)	282,363	16,972,840
Total		56,898,763
Total Energy		56,898,763
Financials 18.8%
Banks 7.7%
Bank of America Corp.	491,544	27,034,920
JPMorgan Chase & Co.	32,652	10,521,127
Truist Financial Corp.	409,750	20,163,798
Wells Fargo & Co.	231,581	21,583,349
Total		79,303,194
Capital Markets 6.4%
Blackrock, Inc.	14,803	15,844,243
Intercontinental Exchange, Inc.	117,986	19,109,012
Morgan Stanley	48,673	8,640,918
S&P Global, Inc.	42,751	22,341,245
Total		65,935,418
Consumer Finance 0.5%
American Express Co.	15,138	5,600,303
Financial Services 1.5%
Visa, Inc., Class A	42,978	15,072,815
Insurance 2.7%
American International Group, Inc.	176,042	15,060,393
Marsh & McLennan Companies, Inc.	65,849	12,216,307
Total		27,276,700
Total Financials		193,188,430
Health Care 13.4%
Biotechnology 2.6%
AbbVie, Inc.	58,038	13,261,103
Gilead Sciences, Inc.	109,617	13,454,390
Total		26,715,493
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wellington Large Cap Value Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.7%
HCA Healthcare, Inc.	14,898	6,955,280
Humana, Inc.	45,626	11,686,187
Labcorp Holdings, Inc.	37,909	9,510,610
UnitedHealth Group, Inc.	62,815	20,735,860
Total		48,887,937
Life Sciences Tools & Services 1.7%
Danaher Corp.	75,320	17,242,255
Pharmaceuticals 4.4%
AstraZeneca PLC, ADR	105,745	9,721,138
Merck & Co., Inc.	205,026	21,581,037
Pfizer, Inc.	573,227	14,273,352
Total		45,575,527
Total Health Care		138,421,212
Industrials 11.8%
Aerospace & Defense 3.5%
Airbus Group SE	46,041	10,691,824
General Dynamics Corp.	18,252	6,144,718
Lockheed Martin Corp.	39,425	19,068,690
Total		35,905,232
Building Products 1.2%
Masco Corp.	192,982	12,246,638
Electrical Equipment 2.5%
Hubbell, Inc.	35,925	15,954,652
Vertiv Holdings Co.	57,162	9,260,815
Total		25,215,467
Ground Transportation 0.6%
JB Hunt Transport Services, Inc.	33,832	6,574,911
Machinery 2.9%
Otis Worldwide Corp.	152,371	13,309,607
Westinghouse Air Brake Technologies Corp.	78,925	16,846,541
Total		30,156,148
Passenger Airlines 1.1%
Delta Air Lines, Inc.	165,642	11,495,555
Total Industrials		121,593,951
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 18.9%
Communications Equipment 2.8%
Cisco Systems, Inc.	379,821	29,257,612
IT Services 1.5%
Cognizant Technology Solutions Corp., Class A	186,888	15,511,704
Semiconductors & Semiconductor Equipment 6.7%
Broadcom, Inc.	25,215	8,726,911
Micron Technology, Inc.	38,951	11,117,005
NXP Semiconductors NV	107,644	23,365,207
QUALCOMM, Inc.	151,169	25,857,457
Total		69,066,580
Software 6.0%
Microsoft Corp.	78,566	37,996,089
Roper Technologies, Inc.	22,230	9,895,240
Salesforce, Inc.	51,186	13,559,683
Total		61,451,012
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	23,626	6,422,964
Dell Technologies, Inc.	101,855	12,821,508
Total		19,244,472
Total Information Technology		194,531,380
Materials 2.3%
Containers & Packaging 1.4%
Amcor PLC	1,179,489	9,836,938
Avery Dennison Corp.	25,956	4,720,877
Total		14,557,815
Metals & Mining 0.9%
BHP Group Ltd., ADR	143,305	8,651,323
Total Materials		23,209,138
Real Estate 3.0%
Health Care REITs 1.8%
Welltower, Inc.	98,089	18,206,299
Residential REITs 0.6%
AvalonBay Communities, Inc.	33,215	6,022,212
Specialized REITs 0.6%
Public Storage	25,114	6,517,083
Total Real Estate		30,745,594
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – Wellington Large Cap Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.4%
Electric Utilities 2.7%
Duke Energy Corp.	107,569	12,608,163
Exelon Corp.	359,121	15,654,084
Total		28,262,247
Multi-Utilities 1.7%
Sempra	192,431	16,989,733
Total Utilities		45,251,980
Total Common Stocks (Cost $898,464,707)		1,024,163,716

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	5,401,231	5,399,611
Total Money Market Funds (Cost $5,399,611)		5,399,611
Total Investments in Securities (Cost: $903,864,318)		1,029,563,327
Other Assets & Liabilities, Net		(28,520)
Net Assets		1,029,534,807
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	9,885,644	208,220,924	(212,707,025)	68	5,399,611	794	384,080	5,401,231
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wellington Large Cap Value Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	87,861,222	—	—	87,861,222
Consumer Discretionary	62,564,548	—	—	62,564,548
Consumer Staples	69,897,498	—	—	69,897,498
Energy	56,898,763	—	—	56,898,763
Financials	193,188,430	—	—	193,188,430
Health Care	138,421,212	—	—	138,421,212
Industrials	110,902,127	10,691,824	—	121,593,951
Information Technology	194,531,380	—	—	194,531,380
Materials	23,209,138	—	—	23,209,138
Real Estate	30,745,594	—	—	30,745,594
Utilities	45,251,980	—	—	45,251,980
Total Common Stocks	1,013,471,892	10,691,824	—	1,024,163,716
Money Market Funds	5,399,611	—	—	5,399,611
Total Investments in Securities	1,018,871,503	10,691,824	—	1,029,563,327
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – Wellington Large Cap Value Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $898,464,707)	$1,024,163,716
Affiliated issuers (cost $5,399,611)	5,399,611
Foreign currency (cost $198)	198
Receivable for:
Investments sold	832,527
Capital shares sold	5,294
Dividends	1,059,532
Foreign tax reclaims	6,970
Expense reimbursement due from Investment Manager	3,369
Prepaid expenses	5,933
Total assets	1,031,477,150
Liabilities
Payable for:
Investments purchased	620,435
Capital shares redeemed	1,044,443
Management services fees	20,089
Distribution and/or service fees	776
Service fees	6,530
Compensation of chief compliance officer	168
Compensation of board members	885
Other expenses	27,237
Deferred compensation of board members	221,780
Total liabilities	1,942,343
Net assets applicable to outstanding capital stock	$1,029,534,807
Represented by
Trust capital	$1,029,534,807
Total - representing net assets applicable to outstanding capital stock	$1,029,534,807
Class 1
Net assets	$917,278,963
Shares outstanding	17,818,188
Net asset value per share	$51.48
Class 2
Net assets	$112,255,844
Shares outstanding	2,266,258
Net asset value per share	$49.53
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wellington Large Cap Value Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$23,019,886
Dividends — affiliated issuers	384,080
Foreign taxes withheld	(333,918)
Total income	23,070,048
Expenses:
Management services fees	7,174,242
Distribution and/or service fees
Class 2	260,182
Service fees	75,290
Custodian fees	12,753
Printing and postage fees	15,736
Accounting services fees	32,423
Legal fees	34,233
Interest on interfund lending	287
Compensation of chief compliance officer	105
Compensation of board members	21,781
Deferred compensation of board members	33,041
Other	35,155
Total expenses	7,695,228
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,188,403)
Total net expenses	6,506,825
Net investment income	16,563,223
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	262,675,039
Investments — affiliated issuers	794
Foreign currency translations	23,419
Net realized gain	262,699,252
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(93,702,940)
Investments — affiliated issuers	68
Foreign currency translations	40
Net change in unrealized appreciation (depreciation)	(93,702,832)
Net realized and unrealized gain	168,996,420
Net increase in net assets resulting from operations	$185,559,643
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – Wellington Large Cap Value Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$16,563,223	$23,511,805
Net realized gain	262,699,252	244,432,674
Net change in unrealized appreciation (depreciation)	(93,702,832)	(86,816,759)
Net increase in net assets resulting from operations	185,559,643	181,127,720
Decrease in net assets from capital stock activity	(146,663,266)	(625,860,811)
Total increase (decrease) in net assets	38,896,377	(444,733,091)
Net assets at beginning of year	990,638,430	1,435,371,521
Net assets at end of year	$1,029,534,807	$990,638,430

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	135,792	6,166,362	136,576	5,778,717
Shares redeemed	(3,106,317)	(148,040,988)	(14,448,394)	(633,186,913)
Net decrease	(2,970,525)	(141,874,626)	(14,311,818)	(627,408,196)
Class 2
Shares sold	120,577	5,340,932	223,982	9,085,073
Shares redeemed	(224,192)	(10,129,572)	(185,372)	(7,537,688)
Net increase (decrease)	(103,615)	(4,788,640)	38,610	1,547,385
Total net decrease	(3,074,140)	(146,663,266)	(14,273,208)	(625,860,811)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wellington Large Cap Value Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$42.93	0.77	7.78	8.55
Year Ended 12/31/2024	$38.43	0.69	3.81	4.50
Year Ended 12/31/2023	$35.57	0.63	2.23	2.86
Year Ended 12/31/2022	$37.88	0.56	(2.87)	(2.31)
Year Ended 12/31/2021	$30.20	0.46	7.22	7.68
Class 2
Year Ended 12/31/2025	$41.41	0.63	7.49	8.12
Year Ended 12/31/2024	$37.16	0.56	3.69	4.25
Year Ended 12/31/2023	$34.48	0.53	2.15	2.68
Year Ended 12/31/2022	$36.82	0.46	(2.80)	(2.34)
Year Ended 12/31/2021	$29.43	0.36	7.03	7.39

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – Wellington Large Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$51.48	19.92%	0.73% (c)	0.61% (c)	1.66%	119%	$917,279
Year Ended 12/31/2024	$42.93	11.71%	0.71% (c)	0.62% (c)	1.64%	12%	$892,498
Year Ended 12/31/2023	$38.43	8.04%	0.71% (c)	0.64% (c)	1.77%	14%	$1,348,748
Year Ended 12/31/2022	$35.57	(6.10% )	0.70% (c)	0.68% (c)	1.60%	13%	$1,457,733
Year Ended 12/31/2021	$37.88	25.43%	0.69% (c)	0.69% (c)	1.33%	10%	$1,852,472
Class 2
Year Ended 12/31/2025	$49.53	19.61%	0.98% (c)	0.86% (c)	1.40%	119%	$112,256
Year Ended 12/31/2024	$41.41	11.44%	0.96% (c)	0.87% (c)	1.38%	12%	$98,141
Year Ended 12/31/2023	$37.16	7.77%	0.96% (c)	0.89% (c)	1.53%	14%	$86,624
Year Ended 12/31/2022	$34.48	(6.36% )	0.95% (c)	0.93% (c)	1.36%	13%	$83,993
Year Ended 12/31/2021	$36.82	25.11%	0.94% (c)	0.94% (c)	1.08%	10%	$86,264
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Wellington Large Cap Value Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – Wellington Large Cap Value Fund (formerly known as CTIVP® – MFS® Value Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective May 1, 2025, CTIVP® – MFS® Value Fund was renamed CTIVP® – Wellington Large Cap Value Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
12
CTIVP® – Wellington Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
CTIVP® – Wellington Large Cap Value Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
14
CTIVP® – Wellington Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.71% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Wellington Management Company, LLP to serve as the subadviser to the Fund. Prior to May 1, 2025, Massachusetts Financial Services Company served as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
CTIVP® – Wellington Large Cap Value Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.61	0.62	0.62
Class 2	0.86	0.87	0.87
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,206,950,696 and $1,331,593,067, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $13,094 for the year ended December 31, 2025.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
16
CTIVP® – Wellington Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,200,000	4.38	2
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
CTIVP® – Wellington Large Cap Value Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – Wellington Large Cap Value Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – Wellington Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – Wellington Large Cap Value Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
CTIVP® – Wellington Large Cap Value Fund  | 2025
19

CTIVP® – Wellington Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7034_12_E01_(02/26)

CTIVP® – Principal Large Cap Growth Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – Principal Large Cap Growth Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 11.7%
Entertainment 2.7%
Netflix, Inc.(a)	561,350	52,632,176
Interactive Media & Services 9.0%
Alphabet, Inc., Class A	216,373	67,724,749
Alphabet, Inc., Class C	119,536	37,510,397
Meta Platforms, Inc., Class A	106,469	70,279,122
Total		175,514,268
Total Communication Services		228,146,444
Consumer Discretionary 11.5%
Automobiles 1.7%
Tesla, Inc.(a)	74,847	33,660,193
Broadline Retail 5.2%
Amazon.com, Inc.(a)	436,102	100,661,064
Hotels, Restaurants & Leisure 3.0%
Airbnb, Inc., Class A(a)	149,311	20,264,489
Hilton Worldwide Holdings, Inc.	132,686	38,114,053
Total		58,378,542
Specialty Retail 1.6%
O’Reilly Automotive, Inc.(a)	346,770	31,628,892
Total Consumer Discretionary		224,328,691
Consumer Staples 0.8%
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale Corp.	17,806	15,354,826
Total Consumer Staples		15,354,826
Financials 12.8%
Capital Markets 7.2%
Brookfield Corp.	1,583,950	72,687,466
Charles Schwab Corp. (The)	180,317	18,015,472
KKR & Co., Inc., Class A	249,388	31,791,982
Moody’s Corp.	16,398	8,376,918
MSCI, Inc.	17,404	9,985,197
Total		140,857,035
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 4.8%
MasterCard, Inc., Class A	109,956	62,771,681
Visa, Inc., Class A	90,038	31,577,227
Total		94,348,908
Insurance 0.8%
Arthur J Gallagher & Co.	56,537	14,631,210
Total Financials		249,837,153
Health Care 5.5%
Health Care Equipment & Supplies 0.9%
IDEXX Laboratories, Inc.(a)	15,172	10,264,313
Intuitive Surgical, Inc.(a)	11,701	6,626,979
Total		16,891,292
Health Care Technology 0.6%
Veeva Systems Inc., Class A(a)	56,641	12,643,970
Life Sciences Tools & Services 3.0%
Danaher Corp.	252,808	57,872,807
Pharmaceuticals 1.0%
Zoetis, Inc.	156,564	19,698,883
Total Health Care		107,106,952
Industrials 7.1%
Aerospace & Defense 6.0%
HEICO Corp., Class A	119,010	30,041,694
TransDigm Group, Inc.	65,793	87,494,821
Total		117,536,515
Commercial Services & Supplies 1.1%
Copart, Inc.(a)	525,033	20,555,042
Total Industrials		138,091,557
Information Technology 46.9%
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	96,878	13,092,093
Semiconductors & Semiconductor Equipment 18.4%
Broadcom, Inc.	325,643	112,705,042
NVIDIA Corp.	1,322,190	246,588,435
Total		359,293,477
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Large Cap Growth Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 20.2%
Cadence Design Systems, Inc.(a)	230,484	72,044,689
Constellation Software, Inc.	8,053	19,320,476
Fair Isaac Corp.(a)	4,465	7,548,618
Microsoft Corp.	320,211	154,860,444
Oracle Corp.	219,309	42,745,517
Procore Technologies, Inc.(a)	80,154	5,830,402
Roper Technologies, Inc.	63,261	28,159,369
ServiceNow, Inc.(a)	315,885	48,390,423
Synopsys, Inc.(a)	34,081	16,008,527
Total		394,908,465
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	553,201	150,393,224
Total Information Technology		917,687,259
Materials 2.2%
Chemicals 1.3%
Linde PLC	46,331	19,755,075
Sherwin-Williams Co. (The)	18,612	6,030,846
Total		25,785,921
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.9%
Vulcan Materials Co.	59,868	17,075,551
Total Materials		42,861,472
Real Estate 1.3%
Real Estate Management & Development 1.3%
CoStar Group, Inc.(a)	395,962	26,624,485
Total Real Estate		26,624,485
Total Common Stocks (Cost $1,388,479,806)		1,950,038,839

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	6,570,245	6,568,274
Total Money Market Funds (Cost $6,568,295)		6,568,274
Total Investments in Securities (Cost: $1,395,048,101)		1,956,607,113
Other Assets & Liabilities, Net		(2,409,430)
Net Assets		1,954,197,683
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	12,147,859	256,338,934	(261,918,498)	(21)	6,568,274	(5,201)	480,245	6,570,245
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – Principal Large Cap Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	228,146,444	—	—	228,146,444
Consumer Discretionary	224,328,691	—	—	224,328,691
Consumer Staples	15,354,826	—	—	15,354,826
Financials	249,837,153	—	—	249,837,153
Health Care	107,106,952	—	—	107,106,952
Industrials	138,091,557	—	—	138,091,557
Information Technology	898,366,783	19,320,476	—	917,687,259
Materials	42,861,472	—	—	42,861,472
Real Estate	26,624,485	—	—	26,624,485
Total Common Stocks	1,930,718,363	19,320,476	—	1,950,038,839
Money Market Funds	6,568,274	—	—	6,568,274
Total Investments in Securities	1,937,286,637	19,320,476	—	1,956,607,113
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Large Cap Growth Fund  | 2025
5

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,388,479,806)	$1,950,038,839
Affiliated issuers (cost $6,568,295)	6,568,274
Receivable for:
Capital shares sold	23,093
Dividends	133,351
Foreign tax reclaims	75,668
Prepaid expenses	8,326
Total assets	1,956,847,551
Liabilities
Payable for:
Investments purchased	252,858
Capital shares redeemed	1,983,454
Management services fees	36,650
Distribution and/or service fees	621
Service fees	30,837
Compensation of chief compliance officer	327
Compensation of board members	1,347
Other expenses	33,790
Deferred compensation of board members	309,984
Total liabilities	2,649,868
Net assets applicable to outstanding capital stock	$1,954,197,683
Represented by
Trust capital	$1,954,197,683
Total - representing net assets applicable to outstanding capital stock	$1,954,197,683
Class 1
Net assets	$1,864,120,496
Shares outstanding	22,866,891
Net asset value per share	$81.52
Class 2
Net assets	$90,077,187
Shares outstanding	1,148,526
Net asset value per share	$78.43
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – Principal Large Cap Growth Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$8,983,133
Dividends — affiliated issuers	480,245
Foreign taxes withheld	(94,327)
Total income	9,369,051
Expenses:
Management services fees	13,559,759
Distribution and/or service fees
Class 2	221,095
Service fees	220,842
Custodian fees	13,945
Printing and postage fees	19,106
Accounting services fees	32,423
Legal fees	50,662
Compensation of chief compliance officer	304
Compensation of board members	32,260
Deferred compensation of board members	39,933
Other	33,890
Total expenses	14,224,219
Net investment loss	(4,855,168)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	482,128,034
Investments — affiliated issuers	(5,201)
Net realized gain	482,122,833
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(216,773,659)
Investments — affiliated issuers	(21)
Net change in unrealized appreciation (depreciation)	(216,773,680)
Net realized and unrealized gain	265,349,153
Net increase in net assets resulting from operations	$260,493,985
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Large Cap Growth Fund  | 2025
7

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment loss	$(4,855,168)	$(1,516,767)
Net realized gain	482,122,833	351,137,628
Net change in unrealized appreciation (depreciation)	(216,773,680)	96,939,418
Net increase in net assets resulting from operations	260,493,985	446,560,279
Decrease in net assets from capital stock activity	(340,586,160)	(675,628,100)
Total decrease in net assets	(80,092,175)	(229,067,821)
Net assets at beginning of year	2,034,289,858	2,263,357,679
Net assets at end of year	$1,954,197,683	$2,034,289,858

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	66,313	4,995,751	74,285	4,902,645
Shares redeemed	(4,401,833)	(339,167,095)	(9,975,116)	(676,576,293)
Net decrease	(4,335,520)	(334,171,344)	(9,900,831)	(671,673,648)
Class 2
Shares sold	72,280	5,251,477	89,901	5,733,209
Shares redeemed	(156,023)	(11,666,293)	(150,816)	(9,687,661)
Net decrease	(83,743)	(6,414,816)	(60,915)	(3,954,452)
Total net decrease	(4,419,263)	(340,586,160)	(9,961,746)	(675,628,100)
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – Principal Large Cap Growth Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]
CTIVP® – Principal Large Cap Growth Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$71.65	(0.18)	10.05	9.87
Year Ended 12/31/2024	$59.01	(0.04)	12.68	12.64
Year Ended 12/31/2023	$42.29	0.09	16.63	16.72
Year Ended 12/31/2022	$58.74	0.08	(16.53)	(16.45)
Year Ended 12/31/2021	$49.54	(0.05)	9.25	9.20
Class 2
Year Ended 12/31/2025	$69.11	(0.35)	9.67	9.32
Year Ended 12/31/2024	$57.06	(0.19)	12.24	12.05
Year Ended 12/31/2023	$40.99	(0.03)	16.10	16.07
Year Ended 12/31/2022	$57.08	(0.04)	(16.05)	(16.09)
Year Ended 12/31/2021	$48.26	(0.19)	9.01	8.82

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – Principal Large Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$81.52	13.78%	0.70%	0.70%	(0.23% )	44%	$1,864,120
Year Ended 12/31/2024	$71.65	21.42%	0.69%	0.69%	(0.06% )	14%	$1,949,131
Year Ended 12/31/2023	$59.01	39.54%	0.70% (c)	0.70% (c)	0.18%	11%	$2,189,569
Year Ended 12/31/2022	$42.29	(28.01% )	0.70% (c)	0.70% (c)	0.17%	89%	$1,827,444
Year Ended 12/31/2021	$58.74	18.57%	0.68% (c)	0.68% (c)	(0.09% )	6%	$2,403,745
Class 2
Year Ended 12/31/2025	$78.43	13.49%	0.95%	0.95%	(0.48% )	44%	$90,077
Year Ended 12/31/2024	$69.11	21.12%	0.94%	0.94%	(0.30% )	14%	$85,159
Year Ended 12/31/2023	$57.06	39.20%	0.95% (c)	0.95% (c)	(0.05% )	11%	$73,789
Year Ended 12/31/2022	$40.99	(28.19% )	0.95% (c)	0.95% (c)	(0.08% )	89%	$56,993
Year Ended 12/31/2021	$57.08	18.28%	0.93% (c)	0.93% (c)	(0.35% )	6%	$76,565
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Principal Large Cap Growth Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – Principal Large Cap Growth Fund (formerly known as CTIVP® – Principal Blue Chip Growth Fund) (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective June 1, 2025, CTIVP® – Principal Blue Chip Growth Fund was renamed CTIVP® – Principal Large Cap Growth Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
12
CTIVP® – Principal Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
CTIVP® – Principal Large Cap Growth Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.68% of the Fund’s average daily net assets.
14
CTIVP® – Principal Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Principal Global Investors, LLC to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
CTIVP® – Principal Large Cap Growth Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.72	0.72	0.72
Class 2	0.97	0.97	0.97
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $874,274,522 and $1,208,203,585, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
16
CTIVP® – Principal Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 96.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid
CTIVP® – Principal Large Cap Growth Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – Principal Large Cap Growth Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – Principal Large Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – Principal Large Cap Growth Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
CTIVP® – Principal Large Cap Growth Fund  | 2025
19

CTIVP® – Principal Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7032_12_E01_(02/26)

Columbia Variable Portfolio – Overseas Core Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Overseas Core Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 3.9%
Northern Star Resources Ltd.	4,144,878	72,940,114
Paladin Energy Ltd.(a)	6,080,288	38,539,339
Santos Ltd.	10,139,572	41,645,137
Total		153,124,590
Austria 0.7%
Kontron AG	1,007,393	26,740,457
Belgium 0.3%
Galapagos NV, ADR(a)	385,906	12,619,126
Brazil 1.3%
Cosan SA(a)	8,048,188	7,813,561
Itaú Unibanco Holding SA, ADR	6,164,250	44,136,032
Total		51,949,593
Canada 3.8%
Finning International, Inc.	564,552	30,589,583
NexGen Energy Ltd.(a)	2,627,094	24,169,265
Pan American Silver Corp.(b)	455,054	23,576,348
Vermilion Energy, Inc.	1,910,347	15,932,294
Whitecap Resources, Inc.	6,266,986	52,508,352
Total		146,775,842
China 2.0%
Ping An Insurance Group Co. of China Ltd., Class H	9,373,500	78,734,634
Denmark 1.6%
ISS A/S	918,880	31,305,990
Novo Nordisk A/S, Class B	583,545	29,596,515
Total		60,902,505
Finland 1.8%
Nokia OYJ	3,649,744	23,530,167
UPM-Kymmene OYJ	1,558,545	45,056,638
Total		68,586,805
France 6.3%
AXA SA	1,331,773	63,899,860
Cie de Saint-Gobain SA	406,706	41,358,708
Eiffage SA	359,661	51,532,023
Sanofi SA	595,198	57,588,517
Common Stocks (continued)
Issuer	Shares	Value ($)
TotalEnergies SE	436,903	28,485,206
Total		242,864,314
Germany 3.1%
Duerr AG	547,600	14,362,833
Fresenius Medical Care AG	662,974	31,667,330
KION Group AG	536,719	42,410,038
Siemens AG, Registered Shares	85,697	24,001,724
TeamViewer SE(a)	1,156,268	8,140,748
Total		120,582,673
Greece 3.2%
JUMBO SA	1,566,850	51,374,003
National Bank of Greece SA	4,697,460	71,647,788
Total		123,021,791
Hong Kong 2.3%
BOC Hong Kong Holdings Ltd.	10,633,000	53,962,386
WH Group Ltd.	30,286,750	33,739,864
Total		87,702,250
Ireland 1.5%
AIB Group PLC	5,393,464	57,658,012
Israel 1.9%
Check Point Software Technologies Ltd.(a)	400,766	74,366,139
Italy 3.0%
BPER Banca SPA	1,690,100	22,837,443
Buzzi SpA	969,490	58,606,747
PRADA SpA	6,276,700	36,292,225
Total		117,736,415
Japan 23.5%
Amano Corp.	720,000	19,410,853
Anycolor, Inc.	583,800	18,009,399
Furuno Electric Co., Ltd.	248,500	12,617,554
Hitachi Ltd.	1,318,800	41,359,640
IHI Corp.	839,000	14,750,119
ITOCHU Corp.	4,113,000	51,975,210
Kakaku.com, Inc.	1,333,100	19,652,242
Kinden Corp.	826,200	35,838,357
Macnica Holdings, Inc.	2,700,400	41,394,332
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
MatsukiyoCocokara & Co.	3,083,700	53,389,903
Mitsubishi UFJ Financial Group, Inc.	4,165,800	66,115,720
Niterra Co., Ltd.	1,221,500	53,817,189
Nomura Holdings, Inc.	3,988,600	33,226,912
Otsuka Corp.	1,727,700	35,600,301
Sankyo Co., Ltd.	3,568,900	57,926,414
Sanwa Holdings Corp.	1,034,700	26,941,717
Shimamura Co., Ltd.	669,500	43,623,023
Ship Healthcare Holdings, Inc.	1,243,800	20,840,323
Sumitomo Corp.	528,900	18,306,553
Sumitomo Metal Mining Co., Ltd.	893,700	35,786,937
Suzuken Co., Ltd.	1,198,300	46,895,487
Taisei Corp.	262,900	24,915,275
TBS Holdings, Inc.	1,479,300	54,594,951
TOPPAN Holdings, Inc.	1,119,800	33,287,955
Toyota Tsusho Corp.	711,900	24,004,701
USS Co., Ltd.	2,538,600	27,778,917
Total		912,059,984
Kazakhstan 0.8%
Kaspi.KZ JSC, ADR(a)	378,095	29,540,562
Netherlands 8.4%
ASM International NV	92,572	56,042,656
ASR Nederland NV	792,243	56,368,720
ING Groep NV	3,342,408	93,949,186
Koninklijke Ahold Delhaize NV	971,706	39,846,644
Prosus NV, Class N(a)	1,277,096	79,076,482
Total		325,283,688
Norway 1.3%
Norsk Hydro ASA	2,325,263	17,949,111
SalMar ASA	542,188	33,137,526
Total		51,086,637
Poland 1.8%
Powszechna Kasa Oszczednosci Bank Polski SA	3,004,769	70,918,562
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	133,228	—
Singapore 0.8%
Venture Corp., Ltd.	2,766,400	32,545,517
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.7%
Impala Platinum Holdings Ltd.	1,685,919	26,494,482
South Korea 1.7%
Samsung Electronics Co., Ltd.	481,950	40,394,590
Youngone Corp.	450,046	25,555,353
Total		65,949,943
Spain 1.5%
Endesa SA	1,601,972	57,665,186
Switzerland 2.8%
Landis+Gyr Group AG(a)	293,283	18,858,091
Nestlé SA, Registered Shares	211,658	21,008,987
Novartis AG, Registered Shares	293,053	40,381,529
Roche Holding AG, Genusschein Shares	66,038	27,271,731
Total		107,520,338
Taiwan 2.5%
Parade Technologies Ltd.	1,364,000	25,283,480
Taiwan Semiconductor Manufacturing Co., Ltd.	1,456,000	71,573,008
Total		96,856,488
United Arab Emirates 1.3%
Emaar Properties PJSC	13,524,818	51,618,063
United Kingdom 8.0%
AstraZeneca PLC, ADR	1,022,350	93,984,636
Flutter Entertainment PLC(a)	225,447	48,480,123
Imperial Brands PLC	861,186	36,161,354
JD Sports Fashion PLC	23,640,585	26,796,298
Marks & Spencer Group PLC	14,738,981	65,589,014
TP Icap Group PLC	10,914,909	38,114,030
Total		309,125,455
United States 6.2%
ACADIA Pharmaceuticals, Inc.(a)	298,243	7,966,070
Burford Capital Ltd.	2,437,894	21,746,015
Energy Fuels, Inc.(a)	1,475,809	21,458,263
Galaxy Digital, Inc., Class A(a),(b)	446,192	9,976,853
Jazz Pharmaceuticals PLC(a)	125,851	21,394,670
JBS NV, Class A(a)	1,902,824	27,438,722
Primo Brands Corp., Class A	3,590,803	58,709,629
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Shell PLC	1,893,978	70,160,636
Total		238,850,858
Total Common Stocks (Cost $3,177,662,537)		3,798,880,909

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
United States 0.3%
iShares MSCI EAFE ETF	110,254	10,587,692
Total Exchange-Traded Equity Funds (Cost $10,445,563)		10,587,692

Preferred Stocks 0.8%
Issuer	Shares	Value ($)
South Korea 0.8%
Samsung Electronics Co., Ltd.	490,852	30,467,584
Total Preferred Stocks (Cost $27,307,102)		30,467,584

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(g),(h)	18,081,058	18,075,634
Total Money Market Funds (Cost $18,075,634)		18,075,634
Total Investments in Securities (Cost $3,233,490,836)		3,858,011,819
Other Assets & Liabilities, Net		16,156,549
Net Assets		$3,874,168,368
At December 31, 2025, securities and/or cash totaling $9,710,322 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
83,457,000 CHF	106,040,323 USD	Barclays	01/05/2026	678,626	—
158,752,000 GBP	214,443,789 USD	Barclays	01/05/2026	454,031	—
117,583,000 NOK	11,624,502 USD	Barclays	01/05/2026	—	(40,478)
54,185,000 NZD	30,749,988 USD	Barclays	01/05/2026	—	(447,026)
53,696,694 USD	548,828,000 NOK	Barclays	01/05/2026	750,528	—
108,907,546 USD	85,364,000 CHF	Barclays	02/12/2026	—	(690,111)
218,133,425 USD	161,490,000 GBP	Barclays	02/12/2026	—	(466,652)
27,544,000 NZD	15,634,525 USD	Citi	01/05/2026	—	(223,933)
161,369,678 USD	247,842,000 AUD	Citi	01/05/2026	4,027,680	—
205,075,182 USD	280,953,000 CAD	Citi	01/05/2026	—	(381,000)
192,058,802 USD	147,168,000 GBP	Citi	01/05/2026	6,316,303	—
22,498,219 USD	3,512,287,000 JPY	Citi	01/05/2026	—	(75,549)
38,409,308 USD	366,106,000 SEK	Citi	01/05/2026	1,356,727	—
38,831,128 USD	49,898,000 SGD	Citi	01/05/2026	—	(12,084)
285,732,000 CAD	208,910,417 USD	Citi	02/12/2026	376,181	—
49,632,000 SGD	38,719,643 USD	Citi	02/12/2026	8,773	—
16,032,000 CAD	11,617,173 USD	Goldman Sachs International	01/05/2026	—	(63,276)
41,529,000 PLN	11,564,745 USD	Goldman Sachs International	02/12/2026	—	(376)
236,232,000 AUD	158,100,156 USD	HSBC	01/05/2026	450,731	—
264,507,000 CAD	188,030,488 USD	HSBC	01/05/2026	—	(4,681,617)
1,204,710,000 JPY	7,731,346 USD	HSBC	01/05/2026	40,399	—
26,870,720 USD	173,824,000 DKK	HSBC	01/05/2026	478,804	—
155,818,481 USD	232,789,000 AUD	HSBC	02/12/2026	—	(440,670)
11,618,597 USD	17,443,000 AUD	JPMorgan	01/05/2026	21,989	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
113,243,025 USD	17,642,867,000 JPY	JPMorgan	01/05/2026	—	(609,809)
47,711,510 USD	81,729,000 NZD	JPMorgan	01/05/2026	—	(656,039)
18,119,660,000 JPY	116,684,977 USD	JPMorgan	02/12/2026	613,443	—
86,877,000 NZD	50,787,599 USD	JPMorgan	02/12/2026	688,761	—
22,323,284,000 JPY	145,723,567 USD	Morgan Stanley	01/05/2026	3,210,263	—
431,245,000 NOK	42,858,563 USD	Morgan Stanley	01/05/2026	76,321	—
23,317,567 USD	234,635,000 NOK	Morgan Stanley	02/12/2026	—	(39,432)
29,053,000 AUD	18,773,932 USD	State Street	01/05/2026	—	(614,587)
16,319,000 CAD	11,687,233 USD	State Street	01/05/2026	—	(202,316)
116,785,677,000 KRW	81,351,969 USD	State Street	01/05/2026	281,768	—
39,570,899,000 KRW	26,977,951 USD	State Street	01/05/2026	—	(491,348)
366,106,000 SEK	39,901,474 USD	State Street	01/05/2026	135,439	—
3,889,768,000 TWD	126,205,913 USD	State Street	01/05/2026	2,408,775	—
11,548,208 USD	15,905,000 CAD	State Street	01/05/2026	39,713	—
103,877,930 USD	83,457,000 CHF	State Street	01/05/2026	1,483,767	—
52,705,648 USD	78,178,288,000 KRW	State Street	01/05/2026	1,564,101	—
54,483,440 USD	78,178,288,000 KRW	State Street	01/05/2026	—	(213,690)
123,453,345 USD	3,889,768,000 TWD	State Street	01/05/2026	343,794	—
85,227,791,000 KRW	57,529,981 USD	State Street	02/12/2026	—	(1,569,270)
974,985,000 TWD	30,870,563 USD	State Street	02/12/2026	—	(123,487)
23,302,155 USD	31,913,000 CAD	State Street	02/12/2026	—	(11,263)
42,856,456 USD	392,323,000 SEK	State Street	02/12/2026	—	(155,817)
173,824,000 DKK	27,440,840 USD	UBS	01/05/2026	91,316	—
86,530,000 EUR	102,053,482 USD	UBS	01/05/2026	363,426	—
49,898,000 SGD	38,339,576 USD	UBS	01/05/2026	—	(479,468)
99,784,146 USD	86,530,000 EUR	UBS	01/05/2026	1,905,910	—
15,419,516 USD	2,372,840,000 JPY	UBS	01/05/2026	—	(271,151)
112,372,033 USD	95,104,000 EUR	UBS	02/12/2026	—	(402,227)
15,468,459 USD	11,584,000 GBP	Wells Fargo	01/05/2026	146,193	—
Total				28,313,762	(13,362,676)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Galaxy Digital, Inc.	Morgan Stanley	USD	(4,986,280)	(2,230)	30.00	01/16/2026	(96,973)	(22,300)
Pan American Silver Corp.	Morgan Stanley	USD	(4,714,710)	(910)	65.00	01/16/2026	(57,754)	(22,750)
Total							(154,727)	(45,050)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	10,912,642	—

The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	18,159,308	787,947,036	(788,031,117)	407	18,075,634	1,278	794,112	18,081,058
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	153,124,590	—	153,124,590
Austria	—	26,740,457	—	26,740,457
Belgium	12,619,126	—	—	12,619,126
Brazil	51,949,593	—	—	51,949,593
Canada	146,775,842	—	—	146,775,842
China	—	78,734,634	—	78,734,634
Denmark	—	60,902,505	—	60,902,505
Finland	—	68,586,805	—	68,586,805
France	—	242,864,314	—	242,864,314
Germany	—	120,582,673	—	120,582,673
Greece	51,374,003	71,647,788	—	123,021,791
Hong Kong	—	87,702,250	—	87,702,250
Ireland	—	57,658,012	—	57,658,012
Israel	74,366,139	—	—	74,366,139
Italy	36,292,225	81,444,190	—	117,736,415
Japan	53,389,903	858,670,081	—	912,059,984
Kazakhstan	29,540,562	—	—	29,540,562
Netherlands	—	325,283,688	—	325,283,688
Norway	—	51,086,637	—	51,086,637
Poland	—	70,918,562	—	70,918,562
Russian Federation	—	—	0 *	0 *
Singapore	—	32,545,517	—	32,545,517
South Africa	—	26,494,482	—	26,494,482
South Korea	25,555,353	40,394,590	—	65,949,943
Spain	57,665,186	—	—	57,665,186
Switzerland	—	107,520,338	—	107,520,338
Taiwan	—	96,856,488	—	96,856,488
United Arab Emirates	—	51,618,063	—	51,618,063
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
United Kingdom	142,464,759	166,660,696	—	309,125,455
United States	168,690,222	70,160,636	—	238,850,858
Total Common Stocks	850,682,913	2,948,197,996	0 *	3,798,880,909
Exchange-Traded Equity Funds	10,587,692	—	—	10,587,692
Preferred Stocks
South Korea	—	30,467,584	—	30,467,584
Total Preferred Stocks	—	30,467,584	—	30,467,584
Money Market Funds	18,075,634	—	—	18,075,634
Total Investments in Securities	879,346,239	2,978,665,580	0 *	3,858,011,819
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	28,313,762	—	28,313,762
Liability
Forward Foreign Currency Exchange Contracts	—	(13,362,676)	—	(13,362,676)
Call Option Contracts Written	(45,050)	—	—	(45,050)
Total	879,301,189	2,993,616,666	0 *	3,872,917,855

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
9

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,215,415,202)	$3,839,936,185
Affiliated issuers (cost $18,075,634)	18,075,634
Cash	33,147
Unrealized appreciation on forward foreign currency exchange contracts	28,313,762
Receivable for:
Investments sold	90,727
Capital shares sold	838,562
Dividends	2,291,074
Foreign tax reclaims	6,426,519
Prepaid expenses	11,495
Total assets	3,896,017,105
Liabilities
Option contracts written, at value (premiums received $154,727)	45,050
Unrealized depreciation on forward foreign currency exchange contracts	13,362,676
Payable for:
Investments purchased	3,307,716
Capital shares redeemed	4,529,496
Foreign capital gains taxes deferred	1,900
Management services fees	80,259
Distribution and/or service fees	1,453
Service fees	24,455
Compensation of chief compliance officer	623
Compensation of board members	2,127
Other expenses	209,801
Deferred compensation of board members	283,181
Total liabilities	21,848,737
Net assets applicable to outstanding capital stock	$3,874,168,368
Represented by
Paid in capital	2,752,253,802
Total distributable earnings (loss)	1,121,914,566
Total - representing net assets applicable to outstanding capital stock	$3,874,168,368
Class 1
Net assets	$3,543,065,935
Shares outstanding	198,076,875
Net asset value per share	$17.89
Class 2
Net assets	$92,783,294
Shares outstanding	5,243,014
Net asset value per share	$17.70
Class 3
Net assets	$238,319,139
Shares outstanding	13,378,009
Net asset value per share	$17.81
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$130,609,072
Dividends — affiliated issuers	794,112
European Union tax reclaim	485,502
Foreign taxes withheld	(11,501,096)
Total income	120,387,590
Expenses:
Management services fees	28,552,122
Distribution and/or service fees
Class 2	193,670
Class 3	268,162
Service fees	214,923
Custodian fees	527,588
Printing and postage fees	28,069
Accounting services fees	41,693
Legal fees	80,056
Interest on collateral	8,218
Interest on interfund lending	57,828
Compensation of chief compliance officer	600
Compensation of board members	50,548
Deferred compensation of board members	41,250
Other	643,932
Total expenses	30,708,659
Net investment income	89,678,931
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	497,473,781
Investments — affiliated issuers	1,278
Foreign currency translations	431,817
Forward foreign currency exchange contracts	21,118,657
Option contracts purchased	1,073,181
Option contracts written	3,954,020
Net realized gain	524,052,734
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	588,573,251
Investments — affiliated issuers	407
Foreign currency translations	715,676
Forward foreign currency exchange contracts	20,674,236
Option contracts written	109,677
Net change in unrealized appreciation (depreciation)	610,073,247
Net realized and unrealized gain	1,134,125,981
Net increase in net assets resulting from operations	$1,223,804,912
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
11

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$89,678,931	$82,038,959
Net realized gain	524,052,734	133,411,323
Net change in unrealized appreciation (depreciation)	610,073,247	(91,481,811)
Net increase in net assets resulting from operations	1,223,804,912	123,968,471
Distributions to shareholders
Net investment income and net realized gains
Class 1	(70,962,069)	(146,277,223)
Class 2	(1,268,449)	(3,498,073)
Class 3	(3,880,771)	(8,543,620)
Total distributions to shareholders	(76,111,289)	(158,318,916)
Increase (decrease) in net assets from capital stock activity	(846,557,510)	16,599,452
Total increase (decrease) in net assets	301,136,113	(17,750,993)
Net assets at beginning of year	3,573,032,255	3,590,783,248
Net assets at end of year	$3,874,168,368	$3,573,032,255

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	646,127	9,827,171	7,535,099	103,504,799
Distributions reinvested	4,969,333	70,962,069	11,165,092	146,277,223
Shares redeemed	(59,083,439)	(921,487,650)	(14,829,427)	(201,046,595)
Net increase (decrease)	(53,467,979)	(840,698,410)	3,870,764	48,735,427
Class 2
Shares sold	906,401	14,483,606	416,960	5,535,262
Distributions reinvested	89,643	1,268,449	269,268	3,498,073
Shares redeemed	(640,893)	(9,776,972)	(2,152,198)	(28,643,742)
Net increase (decrease)	355,151	5,975,083	(1,465,970)	(19,610,407)
Class 3
Shares sold	256,441	4,150,103	53,046	709,904
Distributions reinvested	272,717	3,880,771	654,116	8,543,620
Shares redeemed	(1,289,775)	(19,865,057)	(1,623,010)	(21,779,092)
Net decrease	(760,617)	(11,834,183)	(915,848)	(12,525,568)
Total net increase (decrease)	(53,873,445)	(846,557,510)	1,488,946	16,599,452
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – Overseas Core Fund  | 2025
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$13.21	0.37 (c)	4.61	4.98	(0.30)	—	(0.30)
Year Ended 12/31/2024	$13.35	0.31 (c)	0.14	0.45	(0.59)	—	(0.59)
Year Ended 12/31/2023	$11.77	0.29	1.53	1.82	(0.24)	—	(0.24)
Year Ended 12/31/2022	$15.08	0.25	(2.50)	(2.25)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.18	0.29	1.12	1.41	(0.19)	(0.32)	(0.51)
Class 2
Year Ended 12/31/2025	$13.07	0.32 (c)	4.58	4.90	(0.27)	—	(0.27)
Year Ended 12/31/2024	$13.22	0.27 (c)	0.14	0.41	(0.56)	—	(0.56)
Year Ended 12/31/2023	$11.66	0.26	1.51	1.77	(0.21)	—	(0.21)
Year Ended 12/31/2022	$14.98	0.22	(2.49)	(2.27)	(0.09)	(0.96)	(1.05)
Year Ended 12/31/2021	$14.09	0.23	1.14	1.37	(0.16)	(0.32)	(0.48)
Class 3
Year Ended 12/31/2025	$13.16	0.35 (c)	4.58	4.93	(0.28)	—	(0.28)
Year Ended 12/31/2024	$13.30	0.29 (c)	0.15	0.44	(0.58)	—	(0.58)
Year Ended 12/31/2023	$11.73	0.27	1.52	1.79	(0.22)	—	(0.22)
Year Ended 12/31/2022	$15.05	0.24	(2.50)	(2.26)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.15	0.26	1.14	1.40	(0.18)	(0.32)	(0.50)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2025
Class 1	lessthan 0.01	0.01
Class 2	lessthan 0.01	0.01
Class 3	lessthan 0.01	0.01
Year Ended 12/31/2024
Class 1	0.01	0.04
Class 2	0.01	0.04
Class 3	0.01	0.04

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$17.89	38.26%	0.80% (d),(e)	0.80% (d),(e)	2.38% (c)	57%	$3,543,066
Year Ended 12/31/2024	$13.21	3.45%	0.79% (e)	0.79% (e)	2.26% (c)	41%	$3,323,078
Year Ended 12/31/2023	$13.35	15.64%	0.79% (d),(e)	0.79% (d),(e)	2.34%	41%	$3,306,525
Year Ended 12/31/2022	$11.77	(14.68% )	0.79% (e)	0.79% (e)	2.03%	35%	$3,242,143
Year Ended 12/31/2021	$15.08	9.96%	0.78% (d)	0.78% (d)	1.91%	29%	$3,982,053
Class 2
Year Ended 12/31/2025	$17.70	37.96%	1.05% (d),(e)	1.05% (d),(e)	2.06% (c)	57%	$92,783
Year Ended 12/31/2024	$13.07	3.16%	1.04% (e)	1.04% (e)	2.05% (c)	41%	$63,903
Year Ended 12/31/2023	$13.22	15.32%	1.04% (d),(e)	1.04% (d),(e)	2.09%	41%	$83,999
Year Ended 12/31/2022	$11.66	(14.90% )	1.04% (e)	1.04% (e)	1.77%	35%	$77,447
Year Ended 12/31/2021	$14.98	9.74%	1.03% (d)	1.03% (d)	1.55%	29%	$89,465
Class 3
Year Ended 12/31/2025	$17.81	38.03%	0.92% (d),(e)	0.92% (d),(e)	2.22% (c)	57%	$238,319
Year Ended 12/31/2024	$13.16	3.35%	0.91% (e)	0.91% (e)	2.14% (c)	41%	$186,052
Year Ended 12/31/2023	$13.30	15.47%	0.91% (d),(e)	0.91% (d),(e)	2.22%	41%	$200,259
Year Ended 12/31/2022	$11.73	(14.80% )	0.91% (e)	0.91% (e)	1.90%	35%	$190,674
Year Ended 12/31/2021	$15.05	9.88%	0.91% (d)	0.91% (d)	1.72%	29%	$242,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
15

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Overseas Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
16
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
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17

Notes to Financial Statements (continued)
December 31, 2025
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
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Columbia Variable Portfolio – Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the
Columbia Variable Portfolio – Overseas Core Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	28,313,762

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	45,050
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	13,362,676
Total		13,407,726
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	1,073,181	3,954,020	5,027,201
Foreign exchange risk	21,118,657	—	—	21,118,657
Total	21,118,657	1,073,181	3,954,020	26,145,858

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts written ($)	Total ($)
Equity risk	—	109,677	109,677
Foreign exchange risk	20,674,236	—	20,674,236
Total	20,674,236	109,677	20,783,913
20
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average value ($)
Option contracts purchased	211,375
Option contracts written	(570,664)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	14,325,208	(10,696,273)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	State Street	UBS	Wells Fargo	Total
Assets
Forward foreign currency exchange contracts	$1,883,185	12,085,664	-	969,934	1,324,193	3,286,584	-	6,257,357	2,360,652	146,193	28,313,762
Liabilities
Forward foreign currency exchange contracts	1,644,267	692,566	63,652	5,122,287	1,265,848	39,432	-	3,381,778	1,152,846	-	13,362,676
Call option contracts written	-	-	-	-	-	-	45,050	-	-	-	45,050
Total liabilities	1,644,267	692,566	63,652	5,122,287	1,265,848	39,432	45,050	3,381,778	1,152,846	-	13,407,726
Total financial and derivative net assets	238,918	11,393,098	(63,652)	(4,152,353)	58,345	3,247,152	(45,050)	2,875,579	1,207,806	146,193	14,906,036
Total collateral received (pledged) (b)	-	-	-	-	-	-	(45,050)	-	-	-	(45,050)
Net amount (c)	$238,918	11,393,098	(63,652)	(4,152,353)	58,345	3,247,152	-	2,875,579	1,207,806	146,193	14,951,086

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Variable Portfolio – Overseas Core Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
22
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
23

Notes to Financial Statements (continued)
December 31, 2025
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.83	0.86
Class 2	1.08	1.11
Class 3	0.955	0.985
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (pfic) holdings, former pfic holdings, trustees’ deferred compensation, foreign capital gains tax and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
78,753,478	(79,187,859)	434,381
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
24
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
76,111,289	—	76,111,289	158,318,916	—	158,318,916
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
332,560,155	254,678,247	—	534,385,077
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,338,532,779	700,032,439	(165,647,362)	534,385,077
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	—	—	87,932,912
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,128,534,248 and $2,932,245,475, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
25

Notes to Financial Statements (continued)
December 31, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	25,623,529	4.68	17
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
26
Columbia Variable Portfolio – Overseas Core Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 99.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Overseas Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Overseas Core Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
28
Columbia Variable Portfolio – Overseas Core Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025.
Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
$267,412,159	$11,843,385	$0.05	$128,631,500	$0.59
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
The Fund (or fund in which the Fund invests) has received a refund of foreign taxes previously reported and passed through in prior years (a “foreign tax redetermination”). Shareholders who claimed foreign tax credits with respect to such foreign taxes previously reported in prior years may also have a foreign tax redetermination and may need to file amended tax returns to account for such taxes refunded to the Fund. The amount of tax refunded, and years to which the tax relates, are available on the Taxes & Distributions page of columbiathreadneedleus.com/investor/, along with certain other information about the refunded tax. See your tax advisor. The amounts reported in the table above have not been reduced for any foreign tax redeterminations.
Foreign taxes are deemed to be passed through to shareholders with dividends paid after the close of the taxable year, on the next regularly scheduled distribution date of March 30, 2026.
Columbia Variable Portfolio – Overseas Core Fund  | 2025
29

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Columbia Variable Portfolio – Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7018_12_E01_(02/26)

Columbia Variable Portfolio – Large Cap Growth Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Large Cap Growth Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 14.6%
Entertainment 2.8%
Netflix, Inc.(a)	618,503	57,990,841
TKO Group Holdings, Inc.	97,339	20,343,851
Total		78,334,692
Interactive Media & Services 11.8%
Alphabet, Inc., Class A	448,143	140,268,759
Alphabet, Inc., Class C	174,367	54,716,365
Meta Platforms, Inc., Class A	193,798	127,924,122
Total		322,909,246
Total Communication Services		401,243,938
Consumer Discretionary 13.9%
Automobiles 2.1%
Tesla, Inc.(a)	125,645	56,505,069
Broadline Retail 6.0%
Amazon.com, Inc.(a)	715,531	165,158,865
Hotels, Restaurants & Leisure 3.3%
DraftKings, Inc., Class A(a)	439,922	15,159,712
Expedia Group, Inc.	84,914	24,056,985
Hilton Worldwide Holdings, Inc.	84,806	24,360,524
Royal Caribbean Cruises Ltd.	92,292	25,742,085
Total		89,319,306
Specialty Retail 1.8%
Gap, Inc. (The)	753,188	19,281,613
TJX Companies, Inc. (The)	202,741	31,143,045
Total		50,424,658
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	310,880	19,806,165
Total Consumer Discretionary		381,214,063
Consumer Staples 2.6%
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	64,641	55,742,520
Household Products 0.6%
Procter & Gamble Co. (The)	112,540	16,128,107
Total Consumer Staples		71,870,627
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.0%
Banks 2.1%
Bank of America Corp.	556,747	30,621,085
Citigroup, Inc.	225,226	26,281,622
Total		56,902,707
Capital Markets 1.0%
Goldman Sachs Group, Inc. (The)	30,454	26,769,066
Financial Services 2.9%
Visa, Inc., Class A	226,642	79,485,616
Total Financials		163,157,389
Health Care 8.5%
Biotechnology 2.7%
Exact Sciences Corp.(a)	238,348	24,206,623
Insmed, Inc.(a)	69,104	12,026,860
Revolution Medicines, Inc.(a)	203,273	16,190,694
Vertex Pharmaceuticals, Inc.(a)	49,178	22,295,338
Total		74,719,515
Health Care Equipment & Supplies 1.2%
Intuitive Surgical, Inc.(a)	58,425	33,089,583
Life Sciences Tools & Services 0.8%
Illumina, Inc.(a)	170,400	22,349,664
Pharmaceuticals 3.8%
Eli Lilly & Co.	95,948	103,113,397
Total Health Care		233,272,159
Industrials 4.1%
Aerospace & Defense 0.8%
General Dynamics Corp.	60,196	20,265,585
Commercial Services & Supplies 0.6%
Cintas Corp.	91,466	17,202,011
Electrical Equipment 1.4%
Eaton Corp. PLC	41,964	13,365,954
Vertiv Holdings Co.	157,636	25,538,608
Total		38,904,562
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.3%
Uber Technologies, Inc.(a)	424,168	34,658,767
Total Industrials		111,030,925
Information Technology 49.3%
Communications Equipment 1.2%
Arista Networks, Inc.(a)	259,591	34,014,209
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity PLC	79,987	18,197,843
Semiconductors & Semiconductor Equipment 19.1%
Advanced Micro Devices, Inc.(a)	169,499	36,299,906
Broadcom, Inc.	379,900	131,483,390
NVIDIA Corp.	1,914,933	357,135,004
Total		524,918,300
Software 17.7%
Atlassian Corp., Class A(a)	146,037	23,678,439
Crowdstrike Holdings, Inc., Class A(a)	60,992	28,590,610
Datadog, Inc., Class A(a)	157,753	21,452,830
Microsoft Corp.	589,217	284,957,126
Oracle Corp.	196,517	38,303,128
Palantir Technologies, Inc., Class A(a)	112,505	19,997,764
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	174,574	32,156,531
ServiceNow, Inc.(a)	229,195	35,110,382
Total		484,246,810
Technology Hardware, Storage & Peripherals 10.6%
Apple, Inc.	1,067,912	290,322,556
Total Information Technology		1,351,699,718
Real Estate 0.7%
Specialized REITs 0.7%
Equinix, Inc.	24,806	19,005,365
Total Real Estate		19,005,365
Total Common Stocks (Cost $1,401,266,766)		2,732,494,184

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	11,718,152	11,714,637
Total Money Market Funds (Cost $11,714,637)		11,714,637
Total Investments in Securities (Cost: $1,412,981,403)		2,744,208,821
Other Assets & Liabilities, Net		(3,036,750)
Net Assets		2,741,172,071
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	9,726,031	520,041,037	(518,052,431)	—	11,714,637	1,713	689,504	11,718,152
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	401,243,938	—	—	401,243,938
Consumer Discretionary	381,214,063	—	—	381,214,063
Consumer Staples	71,870,627	—	—	71,870,627
Financials	163,157,389	—	—	163,157,389
Health Care	233,272,159	—	—	233,272,159
Industrials	111,030,925	—	—	111,030,925
Information Technology	1,351,699,718	—	—	1,351,699,718
Real Estate	19,005,365	—	—	19,005,365
Total Common Stocks	2,732,494,184	—	—	2,732,494,184
Money Market Funds	11,714,637	—	—	11,714,637
Total Investments in Securities	2,744,208,821	—	—	2,744,208,821
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
5

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,401,266,766)	$2,732,494,184
Affiliated issuers (cost $11,714,637)	11,714,637
Cash	2,341
Receivable for:
Capital shares sold	2,914
Dividends	269,120
Prepaid expenses	9,243
Total assets	2,744,492,439
Liabilities
Payable for:
Capital shares redeemed	2,823,044
Management services fees	51,037
Distribution and/or service fees	2,902
Service fees	77,580
Compensation of chief compliance officer	433
Compensation of board members	1,610
Other expenses	37,732
Deferred compensation of board members	326,030
Total liabilities	3,320,368
Net assets applicable to outstanding capital stock	$2,741,172,071
Represented by
Trust capital	$2,741,172,071
Total - representing net assets applicable to outstanding capital stock	$2,741,172,071
Class 1
Net assets	$2,157,553,219
Shares outstanding	37,944,729
Net asset value per share	$56.86
Class 2
Net assets	$257,219,197
Shares outstanding	4,704,697
Net asset value per share	$54.67
Class 3
Net assets	$326,399,655
Shares outstanding	5,848,174
Net asset value per share	$55.81
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$12,363,756
Dividends — affiliated issuers	689,504
Total income	13,053,260
Expenses:
Management services fees	17,480,982
Distribution and/or service fees
Class 2	603,251
Class 3	389,913
Service fees	647,098
Custodian fees	18,345
Printing and postage fees	20,865
Accounting services fees	32,423
Legal fees	60,165
Compensation of chief compliance officer	450
Compensation of board members	38,183
Deferred compensation of board members	39,710
Other	40,858
Total expenses	19,372,243
Net investment loss	(6,318,983)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	419,914,565
Investments — affiliated issuers	1,713
Option contracts written	56,215
Net realized gain	419,972,493
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,362,910)
Net change in unrealized appreciation (depreciation)	(8,362,910)
Net realized and unrealized gain	411,609,583
Net increase in net assets resulting from operations	$405,290,600
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
7

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment loss	$(6,318,983)	$(4,991,667)
Net realized gain	419,972,493	333,447,047
Net change in unrealized appreciation (depreciation)	(8,362,910)	322,572,447
Net increase in net assets resulting from operations	405,290,600	651,027,827
Decrease in net assets from capital stock activity	(157,179,922)	(423,019,633)
Total increase in net assets	248,110,678	228,008,194
Net assets at beginning of year	2,493,061,393	2,265,053,199
Net assets at end of year	$2,741,172,071	$2,493,061,393

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	7,254,932	360,052,115	2,133,046	103,726,461
Shares redeemed	(8,944,958)	(464,671,162)	(11,034,447)	(485,877,364)
Net decrease	(1,690,026)	(104,619,047)	(8,901,401)	(382,150,903)
Class 2
Shares sold	432,386	20,292,415	448,501	18,936,768
Shares redeemed	(747,647)	(36,858,847)	(751,916)	(32,170,946)
Net decrease	(315,261)	(16,566,432)	(303,415)	(13,234,178)
Class 3
Shares sold	24,784	1,176,566	111,548	4,671,272
Shares redeemed	(736,768)	(37,171,009)	(748,673)	(32,305,824)
Net decrease	(711,984)	(35,994,443)	(637,125)	(27,634,552)
Total net decrease	(2,717,271)	(157,179,922)	(9,841,941)	(423,019,633)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$48.96	(0.11)	8.01	7.90
Year Ended 12/31/2024	$37.28	(0.07)	11.75	11.68
Year Ended 12/31/2023	$26.04	0.04	11.20	11.24
Year Ended 12/31/2022	$37.95	0.04	(11.95)	(11.91)
Year Ended 12/31/2021	$29.48	0.01	8.46	8.47
Class 2
Year Ended 12/31/2025	$47.19	(0.22)	7.70	7.48
Year Ended 12/31/2024	$36.02	(0.18)	11.35	11.17
Year Ended 12/31/2023	$25.23	(0.04)	10.83	10.79
Year Ended 12/31/2022	$36.85	(0.03)	(11.59)	(11.62)
Year Ended 12/31/2021	$28.71	(0.07)	8.21	8.14
Class 3
Year Ended 12/31/2025	$48.12	(0.17)	7.86	7.69
Year Ended 12/31/2024	$36.68	(0.13)	11.57	11.44
Year Ended 12/31/2023	$25.66	(0.00)	11.02	11.02
Year Ended 12/31/2022	$37.43	0.00	(11.77)	(11.77)
Year Ended 12/31/2021	$29.12	(0.03)	8.34	8.31

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$56.86	16.14%	0.71%	0.71%	(0.21% )	43%	$2,157,553
Year Ended 12/31/2024	$48.96	31.33%	0.72% (c)	0.71% (c)	(0.17% )	34%	$1,940,502
Year Ended 12/31/2023	$37.28	43.16%	0.72%	0.71%	0.12%	42%	$1,809,289
Year Ended 12/31/2022	$26.04	(31.38% )	0.72%	0.72%	0.15%	46%	$1,624,014
Year Ended 12/31/2021	$37.95	28.73%	0.71% (c)	0.71% (c)	0.03%	46%	$2,205,624
Class 2
Year Ended 12/31/2025	$54.67	15.85%	0.96%	0.96%	(0.46% )	43%	$257,219
Year Ended 12/31/2024	$47.19	31.01%	0.97% (c)	0.96% (c)	(0.42% )	34%	$236,907
Year Ended 12/31/2023	$36.02	42.77%	0.97%	0.96%	(0.13% )	42%	$191,760
Year Ended 12/31/2022	$25.23	(31.53% )	0.97%	0.97%	(0.12% )	46%	$140,088
Year Ended 12/31/2021	$36.85	28.35%	0.96% (c)	0.96% (c)	(0.21% )	46%	$201,389
Class 3
Year Ended 12/31/2025	$55.81	15.98%	0.84%	0.84%	(0.33% )	43%	$326,400
Year Ended 12/31/2024	$48.12	31.19%	0.84% (c)	0.83% (c)	(0.29% )	34%	$315,652
Year Ended 12/31/2023	$36.68	42.95%	0.85%	0.83%	(0.00% )	42%	$264,004
Year Ended 12/31/2022	$25.66	(31.44% )	0.85%	0.85%	0.00%	46%	$198,985
Year Ended 12/31/2021	$37.43	28.54%	0.83% (c)	0.83% (c)	(0.09% )	46%	$327,799
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
14
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At December 31, 2025, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	56,215
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average value ($)
Option contracts written	(180)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
16
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.68% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.73	0.75
Class 2	0.98	1.00
Class 3	0.855	0.875
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,114,845,854 and $1,281,416,509, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
18
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 92.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Large Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Large Cap Growth Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025
21

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Columbia Variable Portfolio – Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7013_12_E01_(02/26)

Columbia Variable Portfolio – Large Cap Index Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 10.4%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	294,211	7,308,201
Verizon Communications, Inc.	174,980	7,126,936
Total		14,435,137
Entertainment 1.3%
Electronic Arts, Inc.	9,315	1,903,334
Live Nation Entertainment, Inc.(a)	6,553	933,802
Netflix, Inc.(a)	175,848	16,487,508
Take-Two Interactive Software, Inc.(a)	7,208	1,845,464
TKO Group Holdings, Inc.	2,751	574,959
Walt Disney Co. (The)	74,089	8,429,106
Warner Bros Discovery, Inc.(a)	102,835	2,963,705
Total		33,137,878
Interactive Media & Services 8.0%
Alphabet, Inc., Class A	241,445	75,572,285
Alphabet, Inc., Class C	192,974	60,555,241
Match Group, Inc.	9,797	316,345
Meta Platforms, Inc., Class A	90,382	59,660,255
Total		196,104,126
Media 0.3%
Charter Communications, Inc., Class A(a)	3,652	762,355
Comcast Corp., Class A	150,828	4,508,249
Fox Corp., Class A	8,647	631,836
Fox Corp., Class B	6,159	399,904
News Corp., Class A	15,541	405,931
News Corp., Class B	5,123	151,794
Omnicom Group, Inc.	13,238	1,068,969
Paramount Skydance Corp., Class B	12,897	172,820
Trade Desk, Inc. (The), Class A(a)	18,273	693,643
Total		8,795,501
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	19,960	4,052,678
Total Communication Services		256,525,320
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Automobile Components 0.0%
Aptiv PLC(a)	8,967	682,299
Automobiles 2.4%
Ford Motor Co.	162,415	2,130,885
General Motors Co.	38,713	3,148,141
Tesla, Inc.(a)	116,612	52,442,749
Total		57,721,775
Broadline Retail 3.9%
Amazon.com, Inc.(a)	403,713	93,185,034
eBay, Inc.	18,758	1,633,822
Total		94,818,856
Distributors 0.0%
Genuine Parts Co.	5,773	709,848
Pool Corp.	1,360	311,100
Total		1,020,948
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A(a)	17,650	2,395,458
Booking Holdings, Inc.	1,338	7,165,432
Carnival Corp.(a)	45,061	1,376,163
Chipotle Mexican Grill, Inc.(a)	54,874	2,030,338
Darden Restaurants, Inc.	4,827	888,265
Domino’s Pizza, Inc.	1,290	537,698
DoorDash, Inc., Class A(a)	15,514	3,513,611
Expedia Group, Inc.	4,856	1,375,753
Hilton Worldwide Holdings, Inc.	9,646	2,770,814
Las Vegas Sands Corp.	12,626	821,826
Marriott International, Inc., Class A	9,243	2,867,548
McDonald’s Corp.	29,554	9,032,589
MGM Resorts International(a)	8,513	310,639
Norwegian Cruise Line Holdings Ltd.(a)	18,893	421,692
Royal Caribbean Cruises Ltd.	10,525	2,935,633
Starbucks Corp.	47,181	3,973,112
Wynn Resorts Ltd.	3,504	421,636
Yum! Brands, Inc.	11,523	1,743,199
Total		44,581,406
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
D.R. Horton, Inc.	11,365	1,636,901
Garmin Ltd.	6,785	1,376,337
Lennar Corp., Class A	8,954	920,471
NVR, Inc.(a)	118	860,547
PulteGroup, Inc.	8,089	948,516
Total		5,742,772
Leisure Products 0.0%
Hasbro, Inc.	5,533	453,706
Specialty Retail 1.7%
AutoZone, Inc.(a)	690	2,340,135
Best Buy Co., Inc.	8,109	542,735
Carvana Co.(a)	5,869	2,476,835
Home Depot, Inc. (The)	41,308	14,214,083
Lowe’s Companies, Inc.	23,274	5,612,758
O’Reilly Automotive, Inc.(a)	35,030	3,195,086
Ross Stores, Inc.	13,497	2,431,350
TJX Companies, Inc. (The)	46,187	7,094,785
Tractor Supply Co.	21,929	1,096,669
Ulta Beauty, Inc.(a)	1,861	1,125,924
Williams-Sonoma, Inc.	5,054	902,594
Total		41,032,954
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a)	6,048	626,996
lululemon athletica, Inc.(a)	4,478	930,573
NIKE, Inc., Class B	49,356	3,144,471
Ralph Lauren Corp.	1,608	568,605
Tapestry, Inc.	8,493	1,085,151
Total		6,355,796
Total Consumer Discretionary		252,410,512
Consumer Staples 4.6%
Beverages 1.0%
Brown-Forman Corp., Class B	7,308	190,447
Coca-Cola Co. (The)	160,664	11,232,020
Constellation Brands, Inc., Class A	5,850	807,066
Keurig Dr. Pepper, Inc.	56,381	1,579,232
Molson Coors Beverage Co., Class B	7,026	327,974
Common Stocks (continued)
Issuer	Shares	Value ($)
Monster Beverage Corp.(a)	29,599	2,269,355
PepsiCo, Inc.	56,744	8,143,899
Total		24,549,993
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	18,392	15,860,157
Dollar General Corp.	9,134	1,212,721
Dollar Tree, Inc.(a)	7,872	968,335
Kroger Co. (The)	25,301	1,580,807
Sysco Corp.	19,873	1,464,441
Target Corp.	18,857	1,843,272
Walmart, Inc.	181,979	20,274,280
Total		43,204,013
Food Products 0.4%
Archer-Daniels-Midland Co.	19,943	1,146,523
Bunge Global SA	5,617	500,362
Campbell’s Co. (The)	8,154	227,252
ConAgra Foods, Inc.	19,851	343,621
General Mills, Inc.	22,137	1,029,370
Hershey Co. (The)	6,149	1,118,995
Hormel Foods Corp.	12,097	286,699
JM Smucker Co. (The)	4,427	433,005
Kraft Heinz Co. (The)	35,367	857,650
Lamb Weston Holdings, Inc.	5,783	242,250
McCormick & Co., Inc.	10,509	715,768
Mondelez International, Inc., Class A	53,549	2,882,543
Tyson Foods, Inc., Class A	11,746	688,550
Total		10,472,588
Household Products 0.8%
Church & Dwight Co., Inc.	9,965	835,565
Clorox Co. (The)	5,062	510,402
Colgate-Palmolive Co.	33,451	2,643,298
Kimberly-Clark Corp.	13,772	1,389,457
Procter & Gamble Co. (The)	96,974	13,897,344
Total		19,276,066
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	10,203	1,068,458
Kenvue, Inc.	79,505	1,371,462
Total		2,439,920
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.6%
Altria Group, Inc.	69,664	4,016,826
Philip Morris International, Inc.	64,600	10,361,840
Total		14,378,666
Total Consumer Staples		114,321,246
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	40,951	1,864,909
Halliburton Co.	34,927	987,037
SLB Ltd.	61,997	2,379,445
Total		5,231,391
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	14,719	360,027
Chevron Corp.	78,547	11,971,348
ConocoPhillips Co.	51,282	4,800,508
Coterra Energy, Inc.	31,597	831,633
Devon Energy Corp.	26,033	953,589
Diamondback Energy, Inc.	7,729	1,161,901
EOG Resources, Inc.	22,518	2,364,615
EQT Corp.	25,899	1,388,186
Expand Energy Corp.	9,884	1,090,798
Exxon Mobil Corp.	175,011	21,060,824
Kinder Morgan, Inc.	81,248	2,233,507
Marathon Petroleum Corp.	12,475	2,028,809
Occidental Petroleum Corp.	29,847	1,227,309
ONEOK, Inc.	26,113	1,919,305
Phillips 66	16,721	2,157,678
Targa Resources Corp.	8,908	1,643,526
Texas Pacific Land Corp.	2,403	690,190
Valero Energy Corp.	12,658	2,060,596
Williams Companies, Inc. (The)	50,680	3,046,375
Total		62,990,724
Total Energy		68,222,115
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 13.2%
Banks 3.6%
Bank of America Corp.	278,807	15,334,385
Citigroup, Inc.	74,255	8,664,816
Citizens Financial Group, Inc.	17,824	1,041,100
Fifth Third Bancorp	27,432	1,284,092
Huntington Bancshares, Inc.	65,245	1,132,001
JPMorgan Chase & Co.	112,973	36,402,160
KeyCorp	38,552	795,713
M&T Bank Corp.	6,378	1,285,039
PNC Financial Services Group, Inc. (The)	16,274	3,396,872
Regions Financial Corp.	36,390	986,169
Truist Financial Corp.	53,088	2,612,461
U.S. Bancorp	64,508	3,442,147
Wells Fargo & Co.	130,271	12,141,257
Total		88,518,212
Capital Markets 3.4%
Ameriprise Financial, Inc.(b)	3,856	1,890,751
Ares Management Corp., Class A	8,549	1,381,775
Bank of New York Mellon Corp. (The)	28,940	3,359,645
Blackrock, Inc.	5,988	6,409,196
Blackstone, Inc.	30,645	4,723,620
Cboe Global Markets, Inc.	4,343	1,090,093
Charles Schwab Corp. (The)	69,318	6,925,561
CME Group, Inc.	14,965	4,086,642
Coinbase Global, Inc., Class A(a)	9,469	2,141,320
FactSet Research Systems, Inc.	1,554	450,955
Franklin Resources, Inc.	12,756	304,741
Goldman Sachs Group, Inc. (The)	12,447	10,940,913
Interactive Brokers Group, Inc., Class A	18,482	1,188,577
Intercontinental Exchange, Inc.	23,662	3,832,298
Invesco Ltd.	18,471	485,233
KKR & Co., Inc., Class A	28,483	3,631,013
Moody’s Corp.	6,367	3,252,582
Morgan Stanley	50,126	8,898,869
MSCI, Inc.	3,118	1,788,890
Nasdaq, Inc.	18,720	1,818,274
Northern Trust Corp.	7,848	1,071,958
Raymond James Financial, Inc.	7,317	1,175,037
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Robinhood Markets, Inc., Class A(a)	32,634	3,690,905
S&P Global, Inc.	12,865	6,723,120
State Street Corp.	11,591	1,495,355
T. Rowe Price Group, Inc.	9,057	927,256
Total		83,684,579
Consumer Finance 0.6%
American Express Co.	22,298	8,249,145
Capital One Financial Corp.	26,383	6,394,184
Synchrony Financial	14,947	1,247,028
Total		15,890,357
Financial Services 3.8%
Apollo Global Management, Inc.	19,270	2,789,525
Berkshire Hathaway, Inc., Class B(a)	76,099	38,251,162
Block, Inc., Class A(a)	22,728	1,479,365
Corpay, Inc.(a)	2,903	873,600
Fidelity National Information Services, Inc.	21,491	1,428,292
Fiserv, Inc.(a)	22,321	1,499,302
Global Payments, Inc.	9,825	760,455
Jack Henry & Associates, Inc.	3,004	548,170
MasterCard, Inc., Class A	34,028	19,425,905
PayPal Holdings, Inc.	38,829	2,266,837
Visa, Inc., Class A	70,036	24,562,325
Total		93,884,938
Insurance 1.8%
Aflac, Inc.	19,576	2,158,646
Allstate Corp. (The)	10,860	2,260,509
American International Group, Inc.	22,392	1,915,636
Aon PLC, Class A	8,920	3,147,690
Arch Capital Group Ltd.(a)	14,985	1,437,361
Arthur J Gallagher & Co.	10,657	2,757,925
Assurant, Inc.	2,078	500,486
Brown & Brown, Inc.	12,185	971,145
Chubb Ltd.	15,189	4,740,791
Cincinnati Financial Corp.	6,475	1,057,497
Erie Indemnity Co., Class A	1,054	302,129
Everest Group Ltd.	1,742	591,148
Globe Life, Inc.	3,304	462,098
Hartford Insurance Group, Inc. (The)	11,564	1,593,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Loews Corp.	7,033	740,645
Marsh & McLennan Companies, Inc.	20,331	3,771,807
MetLife, Inc.	22,969	1,813,173
Principal Financial Group, Inc.	8,297	731,878
Progressive Corp. (The)	24,335	5,541,566
Prudential Financial, Inc.	14,525	1,639,582
Travelers Companies, Inc. (The)	9,257	2,685,085
Willis Towers Watson PLC	3,974	1,305,856
WR Berkley Corp.	12,459	873,625
Total		42,999,797
Total Financials		324,977,883
Health Care 9.5%
Biotechnology 1.7%
AbbVie, Inc.	73,346	16,758,828
Amgen, Inc.	22,347	7,314,397
Biogen, Inc.(a)	6,088	1,071,427
Gilead Sciences, Inc.	51,488	6,319,637
Incyte Corp.(a)	6,844	675,982
Moderna, Inc.(a)	14,430	425,541
Regeneron Pharmaceuticals, Inc.	4,182	3,227,960
Vertex Pharmaceuticals, Inc.(a)	10,529	4,773,427
Total		40,567,199
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	72,163	9,041,302
Align Technology, Inc.(a)	2,769	432,379
Baxter International, Inc.	21,333	407,674
Becton Dickinson & Co.	11,895	2,308,463
Boston Scientific Corp.(a)	61,521	5,866,027
Cooper Cos, Inc. (The)(a)	8,251	676,252
DexCom, Inc.(a)	16,186	1,074,265
Edwards Lifesciences Corp.(a)	24,082	2,052,991
GE HealthCare Technologies, Inc.	18,904	1,550,506
Hologic, Inc.(a)	9,236	687,990
IDEXX Laboratories, Inc.(a)	3,314	2,242,020
Insulet Corp.(a)	2,919	829,697
Intuitive Surgical, Inc.(a)	14,711	8,331,722
Medtronic PLC	53,228	5,113,082
ResMed, Inc.	6,058	1,459,190
Solventum Corp.(a)	6,118	484,790
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
STERIS PLC	4,073	1,032,587
Stryker Corp.	14,283	5,020,046
Zimmer Biomet Holdings, Inc.	8,224	739,502
Total		49,350,485
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	9,860	2,026,230
Cencora, Inc.	8,046	2,717,536
Centene Corp.(a)	19,378	797,405
Cigna Group (The)	11,086	3,051,200
CVS Health Corp.	52,681	4,180,764
DaVita, Inc.(a)	1,465	166,439
Elevance Health, Inc.	9,223	3,233,122
HCA Healthcare, Inc.	6,629	3,094,815
Henry Schein, Inc.(a)	4,153	313,884
Humana, Inc.	4,991	1,278,345
Labcorp Holdings, Inc.	3,440	863,027
McKesson Corp.	5,122	4,201,525
Molina Healthcare, Inc.(a)	2,133	370,161
Quest Diagnostics, Inc.	4,617	801,188
UnitedHealth Group, Inc.	37,592	12,409,495
Universal Health Services, Inc., Class B	2,292	499,702
Total		40,004,838
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	11,765	1,600,864
Bio-Techne Corp.	6,466	380,265
Charles River Laboratories International, Inc.(a)	2,042	407,338
Danaher Corp.	26,089	5,972,294
IQVIA Holdings, Inc.(a)	7,067	1,592,973
Mettler-Toledo International, Inc.(a)	848	1,182,273
Revvity, Inc.	4,705	455,209
Thermo Fisher Scientific, Inc.	15,592	9,034,784
Waters Corp.(a)	2,471	938,560
West Pharmaceutical Services, Inc.	2,986	821,568
Total		22,386,128
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	84,483	4,557,013
Eli Lilly & Co.	32,956	35,417,154
Johnson & Johnson	99,985	20,691,896
Merck & Co., Inc.	103,004	10,842,201
Pfizer, Inc.	235,955	5,875,279
Viatris, Inc.	47,798	595,085
Zoetis, Inc.	18,289	2,301,122
Total		80,279,750
Total Health Care		232,588,400
Industrials 8.0%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.(a)	3,275	1,859,971
Boeing Co. (The)(a)	32,496	7,055,531
General Dynamics Corp.	10,522	3,542,337
General Electric Co.	43,774	13,483,705
Howmet Aerospace, Inc.	16,685	3,420,759
Huntington Ingalls Industries, Inc.	1,628	553,634
L3Harris Technologies, Inc.	7,763	2,278,984
Lockheed Martin Corp.	8,451	4,087,495
Northrop Grumman Corp.	5,567	3,174,359
RTX Corp.	55,642	10,204,743
Textron, Inc.	7,313	637,474
TransDigm Group, Inc.	2,337	3,107,859
Total		53,406,851
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	4,903	788,206
Expeditors International of Washington, Inc.	5,562	828,794
FedEx Corp.	9,009	2,602,340
United Parcel Service, Inc., Class B	30,668	3,041,959
Total		7,261,299
Building Products 0.4%
Allegion PLC	3,571	568,575
AO Smith Corp.	4,705	314,670
Builders FirstSource, Inc.(a)	4,589	472,162
Carrier Global Corp.	32,854	1,736,005
Johnson Controls International PLC	25,362	3,037,100
Lennox International, Inc.	1,325	643,394
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	8,619	546,962
Trane Technologies PLC	9,202	3,581,418
Total		10,900,286
Commercial Services & Supplies 0.4%
Cintas Corp.	14,176	2,666,080
Copart, Inc.(a)	36,952	1,446,671
Republic Services, Inc.	8,350	1,769,615
Rollins, Inc.	12,180	731,044
Veralto Corp.	10,304	1,028,133
Waste Management, Inc.	15,381	3,379,360
Total		11,020,903
Construction & Engineering 0.2%
Comfort Systems U.S.A., Inc.	1,460	1,362,604
EMCOR Group, Inc.	1,858	1,136,706
Quanta Services, Inc.	6,188	2,611,707
Total		5,111,017
Electrical Equipment 0.8%
AMETEK, Inc.	9,553	1,961,326
Eaton Corp. PLC	16,118	5,133,744
Emerson Electric Co.	23,315	3,094,367
GE Vernova, Inc.	11,260	7,359,198
Generac Holdings, Inc.(a)	2,435	332,061
Hubbell, Inc.	2,205	979,263
Rockwell Automation, Inc.	4,659	1,812,677
Total		20,672,636
Ground Transportation 0.8%
CSX Corp.	77,278	2,801,327
JB Hunt Transport Services, Inc.	3,122	606,729
Norfolk Southern Corp.	9,312	2,688,561
Old Dominion Freight Line, Inc.	7,636	1,197,325
Uber Technologies, Inc.(a)	86,229	7,045,772
Union Pacific Corp.	24,616	5,694,173
Total		20,033,887
Industrial Conglomerates 0.4%
3M Co.	22,046	3,529,565
Honeywell International, Inc.	26,348	5,140,231
Total		8,669,796
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.6%
Caterpillar, Inc.	19,421	11,125,708
Cummins, Inc.	5,728	2,923,857
Deere & Co.	10,433	4,857,292
Dover Corp.	5,692	1,111,306
Fortive Corp.	13,181	727,723
IDEX Corp.	3,106	552,682
Illinois Tool Works, Inc.	10,956	2,698,463
Ingersoll Rand, Inc.	14,921	1,182,042
Nordson Corp.	2,215	532,552
Otis Worldwide Corp.	16,173	1,412,711
PACCAR, Inc.	21,796	2,386,880
Parker-Hannifin Corp.	5,237	4,603,113
Pentair PLC	6,791	707,215
Snap-On, Inc.	2,158	743,647
Stanley Black & Decker, Inc.	6,428	477,472
Westinghouse Air Brake Technologies Corp.	7,095	1,514,428
Xylem, Inc.	10,104	1,375,963
Total		38,933,054
Passenger Airlines 0.2%
Delta Air Lines, Inc.	26,918	1,868,109
Southwest Airlines Co.	21,462	887,024
United Airlines Holdings, Inc.(a)	13,435	1,502,302
Total		4,257,435
Professional Services 0.5%
Automatic Data Processing, Inc.	16,785	4,317,606
Broadridge Financial Solutions, Inc.	4,844	1,081,035
Dayforce, Inc.(a)	6,641	459,292
Equifax, Inc.	5,079	1,102,041
Jacobs Solutions, Inc.	4,961	657,134
Leidos Holdings, Inc.	5,306	957,202
Paychex, Inc.	13,442	1,507,924
Paycom Software, Inc.	2,028	323,182
Verisk Analytics, Inc.	5,784	1,293,823
Total		11,699,239
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	47,643	1,911,913
United Rentals, Inc.	2,641	2,137,414
W.W. Grainger, Inc.	1,815	1,831,426
Total		5,880,753
Total Industrials		197,847,156
Information Technology 34.0%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	42,853	5,615,029
Cisco Systems, Inc.	163,539	12,597,409
F5, Inc.(a)	2,394	611,092
Motorola Solutions, Inc.	6,912	2,649,508
Total		21,473,038
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	50,798	6,864,842
CDW Corp.	5,403	735,888
Corning, Inc.	32,378	2,835,018
Jabil, Inc.	4,434	1,011,041
Keysight Technologies, Inc.(a)	7,132	1,449,151
TE Connectivity PLC	12,209	2,777,669
Teledyne Technologies, Inc.(a)	1,948	994,902
Trimble Navigation Ltd.(a)	9,874	773,628
Zebra Technologies Corp., Class A(a)	2,102	510,408
Total		17,952,547
IT Services 1.0%
Accenture PLC, Class A	25,736	6,904,969
Akamai Technologies, Inc.(a)	5,970	520,882
Cognizant Technology Solutions Corp., Class A	20,030	1,662,490
EPAM Systems, Inc.(a)	2,293	469,790
Gartner, Inc.(a)	2,991	754,569
GoDaddy, Inc., Class A(a)	5,608	695,841
International Business Machines Corp.	38,791	11,490,282
VeriSign, Inc.	3,462	841,093
Total		23,339,916
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 14.0%
Advanced Micro Devices, Inc.(a)	67,563	14,469,292
Analog Devices, Inc.	20,416	5,536,819
Applied Materials, Inc.	33,060	8,496,089
Broadcom, Inc.	195,977	67,827,640
First Solar, Inc.(a)	4,453	1,163,257
Intel Corp.(a)	186,076	6,866,204
KLA Corp.	5,453	6,625,831
Lam Research Corp.	52,125	8,922,758
Microchip Technology, Inc.	22,428	1,429,112
Micron Technology, Inc.	46,582	13,294,969
Monolithic Power Systems, Inc.	1,988	1,801,844
NVIDIA Corp.	1,008,442	188,074,433
NXP Semiconductors NV	10,444	2,266,975
ON Semiconductor Corp.(a)	16,699	904,251
Qnity Electronics, Inc.	8,691	709,620
QUALCOMM, Inc.	44,446	7,602,488
Skyworks Solutions, Inc.	6,170	391,240
Teradyne, Inc.	6,499	1,257,946
Texas Instruments, Inc.	37,708	6,541,961
Total		344,182,729
Software 10.2%
Adobe, Inc.(a)	17,372	6,080,026
AppLovin Corp.(a)	11,233	7,569,020
Autodesk, Inc.(a)	8,839	2,616,432
Cadence Design Systems, Inc.(a)	11,296	3,530,904
Crowdstrike Holdings, Inc., Class A(a)	10,415	4,882,135
Datadog, Inc., Class A(a)	13,506	1,836,681
Fair Isaac Corp.(a)	984	1,663,570
Fortinet, Inc.(a)	26,232	2,083,083
Gen Digital, Inc.	23,290	633,255
Intuit, Inc.	11,570	7,664,199
Microsoft Corp.	308,441	149,168,237
Oracle Corp.	69,801	13,604,913
Palantir Technologies, Inc., Class A(a)	94,799	16,850,522
Palo Alto Networks, Inc.(a)	28,385	5,228,517
PTC, Inc.(a)	4,971	865,998
Roper Technologies, Inc.	4,467	1,988,396
Salesforce, Inc.	39,508	10,466,064
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	43,052	6,595,136
Synopsys, Inc.(a)	7,709	3,621,072
Tyler Technologies, Inc.(a)	1,786	810,755
Workday, Inc., Class A(a)	9,005	1,934,094
Total		249,693,009
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.(c)	613,214	166,708,358
Dell Technologies, Inc.	12,508	1,574,507
Hewlett Packard Enterprise Co.	54,757	1,315,263
HP, Inc.	38,790	864,241
NetApp, Inc.	8,284	887,134
Sandisk Corp.(a)	5,778	1,371,582
Seagate Technology Holdings PLC	9,042	2,490,076
Super Micro Computer, Inc.(a)	20,810	609,109
Western Digital Corp.	14,189	2,444,339
Total		178,264,609
Total Information Technology		834,905,848
Materials 1.8%
Chemicals 0.9%
Air Products & Chemicals, Inc.	9,236	2,281,477
Albemarle Corp.	4,884	690,793
CF Industries Holdings, Inc.	6,473	500,622
Corteva, Inc.	28,044	1,879,789
Dow, Inc.	29,498	689,663
DuPont de Nemours, Inc.	17,387	698,957
Ecolab, Inc.	10,579	2,777,199
International Flavors & Fragrances, Inc.	10,628	716,221
Linde PLC	19,378	8,262,585
LyondellBasell Industries NV, Class A	10,686	462,704
Mosaic Co. (The)	13,172	317,314
PPG Industries, Inc.	9,313	954,210
Sherwin-Williams Co. (The)	9,567	3,099,995
Total		23,331,529
Construction Materials 0.3%
CRH PLC	27,816	3,471,437
Martin Marietta Materials, Inc.	2,503	1,558,518
Vulcan Materials Co.	5,483	1,563,861
Total		6,593,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	95,796	798,939
Avery Dennison Corp.	3,208	583,471
Ball Corp.	11,121	589,079
International Paper Co.	21,913	863,153
Packaging Corp. of America	3,709	764,907
Smurfit WestRock PLC	21,671	838,018
Total		4,437,567
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	59,591	3,026,627
Newmont Corp.	45,287	4,521,907
Nucor Corp.	9,498	1,549,219
Steel Dynamics, Inc.	5,697	965,356
Total		10,063,109
Total Materials		44,426,021
Real Estate 1.8%
Diversified REITs 0.0%
Federal Realty Investment Trust	3,258	328,406
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	6,455	315,907
Healthpeak Properties, Inc.	28,840	463,747
Ventas, Inc.	19,494	1,508,446
Welltower, Inc.	28,482	5,286,544
Total		7,574,644
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	26,541	470,572
Industrial REITs 0.2%
Prologis, Inc.	38,548	4,921,038
Office REITs 0.0%
BXP, Inc.	6,116	412,708
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	12,165	1,956,010
CoStar Group, Inc.(a)	17,589	1,182,685
Total		3,138,695
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.2%
AvalonBay Communities, Inc.	5,869	1,064,108
Camden Property Trust	4,415	486,003
Equity Residential	14,369	905,822
Essex Property Trust, Inc.	2,673	699,471
Invitation Homes, Inc.	23,405	650,425
Mid-America Apartment Communities, Inc.	4,859	674,964
UDR, Inc.	12,481	457,803
Total		4,938,596
Retail REITs 0.3%
Kimco Realty Corp.	28,103	569,648
Realty Income Corp.	38,176	2,151,981
Regency Centers Corp.	6,831	471,544
Simon Property Group, Inc.	13,548	2,507,870
Total		5,701,043
Specialized REITs 0.7%
American Tower Corp.	19,428	3,410,974
Crown Castle, Inc.	18,072	1,606,059
Digital Realty Trust, Inc.	13,400	2,073,114
Equinix, Inc.	4,075	3,122,102
Extra Space Storage, Inc.	8,808	1,146,978
Iron Mountain, Inc.	12,267	1,017,548
Public Storage	6,553	1,700,503
SBA Communications Corp.	4,422	855,347
VICI Properties, Inc.	44,355	1,247,263
Weyerhaeuser Co.	29,915	708,686
Total		16,888,574
Total Real Estate		44,374,276
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	10,668	693,527
American Electric Power Co., Inc.	22,213	2,561,381
Constellation Energy Corp.	12,960	4,578,379
Duke Energy Corp.	32,273	3,782,718
Edison International	15,969	958,459
Entergy Corp.	18,534	1,713,098
Evergy, Inc.	9,554	692,569
Eversource Energy	15,570	1,048,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Exelon Corp.	41,927	1,827,598
FirstEnergy Corp.	21,577	966,002
NextEra Energy, Inc.	86,428	6,938,440
NRG Energy, Inc.	7,953	1,266,436
PG&E Corp.	91,213	1,465,793
Pinnacle West Capital Corp.	4,967	440,573
PPL Corp.	30,699	1,075,079
Southern Co. (The)	45,695	3,984,604
Xcel Energy, Inc.	24,549	1,813,189
Total		35,806,173
Gas Utilities 0.0%
Atmos Energy Corp.	6,662	1,116,751
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	29,553	423,790
Vistra Corp.	13,217	2,132,299
Total		2,556,089
Multi-Utilities 0.6%
Ameren Corp.	11,225	1,120,929
CenterPoint Energy, Inc.	27,094	1,038,784
CMS Energy Corp.	12,629	883,146
Consolidated Edison, Inc.	14,979	1,487,714
Dominion Energy, Inc.	35,437	2,076,254
DTE Energy Co.	8,619	1,111,679
NiSource, Inc.	19,803	826,973
Public Service Enterprise Group, Inc.	20,715	1,663,414
Sempra	27,086	2,391,423
WEC Energy Group, Inc.	13,500	1,423,710
Total		14,024,026
Water Utilities 0.0%
American Water Works Co., Inc.	8,098	1,056,789
Total Utilities		54,559,828
Total Common Stocks (Cost $1,010,329,830)		2,425,158,605

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(d)	34,920,397	34,909,921
Total Money Market Funds (Cost $34,909,921)		34,909,921
Total Investments in Securities (Cost: $1,045,239,751)		2,460,068,526
Other Assets & Liabilities, Net		(835,619)
Net Assets		2,459,232,907
At December 31, 2025, securities and/or cash totaling $4,877,168 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	110	03/2026	USD	37,908,750	—	(289,470)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,290,514	—	(21,833)	(377,930)	1,890,751	200,100	26,082	3,856
Columbia Short-Term Cash Fund, 3.825%
	24,651,408	189,200,456	(178,941,897)	(46)	34,909,921	(2,257)	1,071,682	34,920,397
Total	26,941,922			(377,976)	36,800,672	197,843	1,097,764

(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2025.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	256,525,320	—	—	256,525,320
Consumer Discretionary	252,410,512	—	—	252,410,512
Consumer Staples	114,321,246	—	—	114,321,246
Energy	68,222,115	—	—	68,222,115
Financials	324,977,883	—	—	324,977,883
Health Care	232,588,400	—	—	232,588,400
Industrials	197,847,156	—	—	197,847,156
Information Technology	834,905,848	—	—	834,905,848
Materials	44,426,021	—	—	44,426,021
Real Estate	44,374,276	—	—	44,374,276
Utilities	54,559,828	—	—	54,559,828
Total Common Stocks	2,425,158,605	—	—	2,425,158,605
Money Market Funds	34,909,921	—	—	34,909,921
Total Investments in Securities	2,460,068,526	—	—	2,460,068,526
Investments in Derivatives
Liability
Futures Contracts	(289,470)	—	—	(289,470)
Total	2,459,779,056	—	—	2,459,779,056
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,009,806,042)	$2,423,267,854
Affiliated issuers (cost $35,433,709)	36,800,672
Receivable for:
Capital shares sold	181,715
Dividends	1,323,241
Foreign tax reclaims	17,814
Expense reimbursement due from Investment Manager	582
Prepaid expenses	7,779
Total assets	2,461,599,657
Liabilities
Due to custodian	452
Payable for:
Capital shares redeemed	1,741,175
Variation margin for futures contracts	284,625
Management services fees	13,580
Distribution and/or service fees	5,785
Service fees	79,480
Compensation of chief compliance officer	394
Compensation of board members	1,481
Other expenses	93,905
Deferred compensation of board members	145,873
Total liabilities	2,366,750
Net assets applicable to outstanding capital stock	$2,459,232,907
Represented by
Trust capital	$2,459,232,907
Total - representing net assets applicable to outstanding capital stock	$2,459,232,907
Class 1
Net assets	$1,113,209,528
Shares outstanding	18,808,157
Net asset value per share	$59.19
Class 2
Net assets	$331,513,346
Shares outstanding	5,806,392
Net asset value per share	$57.09
Class 3
Net assets	$1,014,510,033
Shares outstanding	17,443,108
Net asset value per share	$58.16
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$28,498,328
Dividends — affiliated issuers	1,097,764
Foreign taxes withheld	(6,627)
Total income	29,589,465
Expenses:
Management services fees	4,611,776
Distribution and/or service fees
Class 2	691,774
Class 3	1,196,471
Service fees	852,722
Custodian fees	29,370
Printing and postage fees	18,184
Licensing fees and expenses	231,260
Accounting services fees	32,423
Legal fees	55,530
Interest on collateral	1,838
Compensation of chief compliance officer	398
Compensation of board members	35,277
Deferred compensation of board members	25,511
Other	34,817
Total expenses	7,817,351
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(162,482)
Total net expenses	7,654,869
Net investment income	21,934,596
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	134,183,120
Investments — affiliated issuers	197,843
Futures contracts	3,429,242
Net realized gain	137,810,205
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	218,394,917
Investments — affiliated issuers	(377,976)
Futures contracts	572,471
Net change in unrealized appreciation (depreciation)	218,589,412
Net realized and unrealized gain	356,399,617
Net increase in net assets resulting from operations	$378,334,213
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$21,934,596	$22,253,840
Net realized gain	137,810,205	81,208,463
Net change in unrealized appreciation (depreciation)	218,589,412	349,126,048
Net increase in net assets resulting from operations	378,334,213	452,588,351
Decrease in net assets from capital stock activity	(151,270,715)	(81,318,239)
Total increase in net assets	227,063,498	371,270,112
Net assets at beginning of year	2,232,169,409	1,860,899,297
Net assets at end of year	$2,459,232,907	$2,232,169,409

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	947,050	49,975,350	1,004,747	46,485,575
Shares redeemed	(3,242,678)	(174,867,655)	(2,597,789)	(122,639,122)
Net decrease	(2,295,628)	(124,892,305)	(1,593,042)	(76,153,547)
Class 2
Shares sold	1,502,985	76,570,833	1,485,625	67,464,567
Shares redeemed	(377,956)	(19,648,295)	(186,035)	(8,310,326)
Net increase	1,125,029	56,922,538	1,299,590	59,154,241
Class 3
Shares sold	233,479	11,965,383	396,066	18,018,973
Shares redeemed	(1,803,962)	(95,266,331)	(1,804,839)	(82,337,906)
Net decrease	(1,570,483)	(83,300,948)	(1,408,773)	(64,318,933)
Total net decrease	(2,741,082)	(151,270,715)	(1,702,225)	(81,318,239)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

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Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$50.34	0.55	8.30	8.85
Year Ended 12/31/2024	$40.37	0.52	9.45	9.97
Year Ended 12/31/2023	$32.05	0.51	7.81	8.32
Year Ended 12/31/2022	$39.25	0.46	(7.66)	(7.20)
Year Ended 12/31/2021	$30.57	0.40	8.28	8.68
Class 2
Year Ended 12/31/2025	$48.69	0.40	8.00	8.40
Year Ended 12/31/2024	$39.14	0.40	9.15	9.55
Year Ended 12/31/2023	$31.15	0.41	7.58	7.99
Year Ended 12/31/2022	$38.24	0.37	(7.46)	(7.09)
Year Ended 12/31/2021	$29.86	0.31	8.07	8.38
Class 3
Year Ended 12/31/2025	$49.53	0.48	8.15	8.63
Year Ended 12/31/2024	$39.77	0.46	9.30	9.76
Year Ended 12/31/2023	$31.61	0.46	7.70	8.16
Year Ended 12/31/2022	$38.76	0.41	(7.56)	(7.15)
Year Ended 12/31/2021	$30.23	0.35	8.18	8.53

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$59.19	17.58%	0.26% (c)	0.25% (c)	1.03%	3%	$1,113,210
Year Ended 12/31/2024	$50.34	24.70%	0.25% (c)	0.25% (c)	1.13%	2%	$1,062,457
Year Ended 12/31/2023	$40.37	25.96%	0.25% (c)	0.25% (c)	1.42%	2%	$916,315
Year Ended 12/31/2022	$32.05	(18.34% )	0.25% (c)	0.25% (c)	1.36%	2%	$781,574
Year Ended 12/31/2021	$39.25	28.39%	0.25% (c)	0.25% (c)	1.14%	5%	$947,973
Class 2
Year Ended 12/31/2025	$57.09	17.25%	0.51% (c)	0.50% (c)	0.78%	3%	$331,513
Year Ended 12/31/2024	$48.69	24.40%	0.50% (c)	0.50% (c)	0.88%	2%	$227,913
Year Ended 12/31/2023	$39.14	25.65%	0.51% (c)	0.50% (c)	1.18%	2%	$132,360
Year Ended 12/31/2022	$31.15	(18.54% )	0.50% (c)	0.50% (c)	1.15%	2%	$69,385
Year Ended 12/31/2021	$38.24	28.07%	0.50% (c)	0.50% (c)	0.89%	5%	$43,195
Class 3
Year Ended 12/31/2025	$58.16	17.43%	0.38% (c)	0.38% (c)	0.91%	3%	$1,014,510
Year Ended 12/31/2024	$49.53	24.54%	0.38% (c)	0.38% (c)	1.01%	2%	$941,800
Year Ended 12/31/2023	$39.77	25.82%	0.38% (c)	0.38% (c)	1.30%	2%	$812,224
Year Ended 12/31/2022	$31.61	(18.45% )	0.38% (c)	0.38% (c)	1.23%	2%	$673,982
Year Ended 12/31/2021	$38.76	28.22%	0.38% (c)	0.38% (c)	1.01%	5%	$858,770
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	289,470 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,429,242

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	572,471
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	27,551,918
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.25
Class 2	0.50
Class 3	0.375
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $58,620,962 and $194,015,835, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Large Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Large Cap Index Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

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Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7014_12_E01_(02/26)

Columbia Variable Portfolio – Emerging Markets Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Emerging Markets Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Brazil 7.6%
Banco BTG Pactual SA	195,408	1,875,004
Embraer SA, ADR	127,153	8,184,839
MercadoLibre, Inc.(a)	3,769	7,591,746
NU Holdings Ltd., Class A(a)	874,265	14,635,196
Petroleo Brasileiro SA, ADR	382,154	4,528,525
Total		36,815,310
China 26.6%
Alibaba Group Holding Ltd.	960,200	17,630,196
Atour Lifestyle Holdings Ltd., ADR	72,341	2,850,235
Bilibili, Inc.(a)	79,780	1,969,060
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Construction Bank Corp., Class H	4,121,000	4,079,011
China Resources Land Ltd.	1,313,500	4,595,020
CITIC Securities Co., Ltd., Class A	336,680	1,383,619
Contemporary Amperex Technology Co., Ltd., Class A	154,800	8,139,777
Eastroc Beverage Group Co., Ltd., Class A	95,920	3,671,595
Futu Holdings Ltd., ADR(a)	15,629	2,566,438
Fuyao Glass Industry Group Co., Ltd., Class A	314,275	2,913,589
Hansoh Pharmaceutical Group Co., Ltd.	498,000	2,307,400
Hesai Group, ADR(a)	54,888	1,229,491
Huatai Securities Co., Ltd., Class H	604,000	1,465,880
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H(a)	157,200	1,441,154
Kuaishou Technology	270,500	2,236,064
New Horizon Health Ltd.(a),(b),(c)	272,000	0
Ping An Insurance Group Co. of China Ltd., Class H	862,000	7,240,546
Sieyuan Electric Co., Ltd., Class A	230,600	5,097,677
Tencent Holdings Ltd.	404,501	31,042,838
Tencent Music Entertainment Group, ADR	203,243	3,562,850
Trip.com Group Ltd., ADR	78,226	5,625,232
WuXi Biologics Cayman, Inc.(a)	848,500	3,431,176
WuXi XDC Cayman, Inc.(a)	591,000	4,621,055
Xiaomi Corp.(a)	445,000	2,245,841
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	234,700	1,593,636
Zijin Mining Group Co., Ltd., Class H	1,320,000	6,043,537
Total		128,982,918
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.6%
Amer Sports, Inc.(a)	76,767	2,867,247
Greece 4.5%
Eurobank SA	1,739,630	6,994,479
JUMBO SA	73,358	2,405,268
National Bank of Greece SA	226,006	3,447,146
Piraeus Bank SA(a)	625,474	4,993,977
Public Power Corp. SA	182,482	3,899,350
Total		21,740,220
Hong Kong 1.1%
Damai Entertainment Holdings Ltd.(a)	11,530,000	1,410,952
Hong Kong Exchanges and Clearing Ltd.	71,000	3,714,816
Zijin Gold International Co., Ltd.(a)	3,847	72,168
Total		5,197,936
India 10.4%
360 ONE WAM Ltd.	472,946	6,267,557
Bajaj Finance Ltd.	387,940	4,266,171
Bharat Electronics Ltd.	703,334	3,130,682
Bharti Airtel Ltd.	360,654	8,465,084
CG Power & Industrial Solutions Ltd.	285,151	2,055,841
Cholamandalam Investment and Finance Co., Ltd.	94,965	1,801,268
Eicher Motors Ltd.	22,202	1,807,301
Eternal Ltd.(a)	928,230	2,876,569
HDFC Bank Ltd., ADR	50,164	1,832,993
ICICI Bank Ltd., ADR	243,234	7,248,373
Lodha Developers Ltd.	205,845	2,433,756
MakeMyTrip, Ltd.(a)	18,417	1,512,404
NTPC Ltd.	420,920	1,545,088
Phoenix Mills Ltd. (The)	245,262	5,064,256
Total		50,307,343
Mexico 1.3%
BBB Foods, Inc., Class A(a)	110,098	3,676,172
Qualitas Controladora SAB de CV	147,521	1,524,486
Vista Energy SAB de CV, ADR(a)	24,837	1,208,569
Total		6,409,227
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Poland 1.3%
Powszechna Kasa Oszczednosci Bank Polski SA	277,504	6,549,650
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	911,435	0
Singapore 0.6%
Sea Ltd. ADR(a)	23,847	3,042,162
South Africa 2.1%
Capitec Bank Holdings Ltd.	30,602	7,681,744
Clicks Group Ltd.	117,291	2,389,976
Total		10,071,720
South Korea 15.6%
Coupang, Inc., Class A(a)	205,349	4,844,183
Doosan Enerbility Co., Ltd.(a)	51,878	2,713,431
Hanwha Aerospace Co., Ltd.(a)	6,313	4,122,702
HD Hyundai Co., Ltd.	15,555	2,036,005
HD Hyundai Electric Co., Ltd.	12,481	6,702,899
HD Hyundai Heavy Industries Co., Ltd.	4,682	1,650,167
HD Hyundai Marine Solution Co., Ltd.	15,586	2,088,477
KB Financial Group, Inc.	59,367	5,110,590
Samsung Biologics Co., Ltd.(a)	2,149	2,523,322
Samsung Electronics Co., Ltd.	277,422	23,252,097
SK Hynix, Inc.	45,667	20,681,588
Total		75,725,461
Taiwan 21.1%
Accton Technology Corp.	262,672	9,912,453
ASPEED Technology, Inc.	28,000	6,441,969
Chroma ATE, Inc.	61,000	1,508,742
Elite Material Co., Ltd.	53,000	2,776,773
eMemory Technology, Inc.	33,000	1,812,403
Gold Circuit Electronics Ltd.	142,000	3,101,862
Jentech Precision Industrial Co., Ltd.	62,000	5,406,061
Common Stocks (continued)
Issuer	Shares	Value ($)
MediaTek, Inc.	98,000	4,449,709
Taiwan Semiconductor Manufacturing Co., Ltd.	1,247,838	61,340,328
Unimicron Technology Corp.	763,000	5,327,917
Total		102,078,217
Turkey 0.4%
BIM Birlesik Magazalar AS	151,295	1,888,711
United Arab Emirates 3.2%
ADNOC Drilling Co. PJSC	2,671,960	3,884,900
Aldar Properties PJSC	1,572,697	3,722,168
Emaar Properties PJSC	1,378,923	5,262,720
Salik Co. PJSC	1,660,437	2,870,812
Total		15,740,600
United Kingdom 1.3%
Anglogold Ashanti PLC	72,208	6,157,898
Uruguay 0.3%
Dlocal Ltd.	88,959	1,257,880
Vietnam 0.3%
Vietnam TechnologicaL & Commercial Joint Stock Bank	1,060,000	1,406,616
Total Common Stocks (Cost $366,398,004)		476,239,116

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(e),(f)	18,296	18,290
Total Money Market Funds (Cost $18,290)		18,290
Total Investments in Securities (Cost $366,416,294)		476,257,406
Other Assets & Liabilities, Net		8,079,066
Net Assets		$484,336,472
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—

(e)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	2,770,567	136,708,764	(139,461,041)	—	18,290	(2,067)	119,054	18,296
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	36,815,310	—	—	36,815,310
China	15,834,246	113,148,671	1	128,982,918
Finland	2,867,247	—	—	2,867,247
Greece	7,399,245	14,340,975	—	21,740,220
Hong Kong	72,168	5,125,768	—	5,197,936
India	10,593,770	39,713,573	—	50,307,343
Mexico	6,409,227	—	—	6,409,227
Poland	—	6,549,650	—	6,549,650
Russian Federation	—	—	0 *	0 *
Singapore	3,042,162	—	—	3,042,162
South Africa	—	10,071,720	—	10,071,720
South Korea	4,844,183	70,881,278	—	75,725,461
Taiwan	—	102,078,217	—	102,078,217
Turkey	—	1,888,711	—	1,888,711
United Arab Emirates	6,755,712	8,984,888	—	15,740,600
United Kingdom	6,157,898	—	—	6,157,898
Uruguay	1,257,880	—	—	1,257,880
Vietnam	1,406,616	—	—	1,406,616
Total Common Stocks	103,455,664	372,783,451	1	476,239,116
Money Market Funds	18,290	—	—	18,290
Total Investments in Securities	103,473,954	372,783,451	1	476,257,406

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $366,398,004)	$476,239,116
Affiliated issuers (cost $18,290)	18,290
Foreign currency (cost $1,160,212)	1,160,212
Receivable for:
Investments sold	8,836,695
Capital shares sold	310,634
Dividends	581,148
Foreign tax reclaims	31,590
Expense reimbursement due from Investment Manager	1,635
Prepaid expenses	3,874
Total assets	487,183,194
Liabilities
Due to custodian	696
Payable for:
Capital shares redeemed	358,318
Foreign capital gains taxes deferred	1,213,922
Management services fees	14,637
Distribution and/or service fees	864
Service fees	11,294
Compensation of chief compliance officer	79
Interfund lending	1,000,000
Compensation of board members	657
Other expenses	80,566
Deferred compensation of board members	165,689
Total liabilities	2,846,722
Net assets applicable to outstanding capital stock	$484,336,472
Represented by
Paid in capital	348,350,480
Total distributable earnings (loss)	135,985,992
Total - representing net assets applicable to outstanding capital stock	$484,336,472
Class 1
Net assets	$293,942,753
Shares outstanding	21,891,873
Net asset value per share	$13.43
Class 2
Net assets	$62,182,252
Shares outstanding	4,737,203
Net asset value per share	$13.13
Class 3
Net assets	$128,211,467
Shares outstanding	9,637,899
Net asset value per share	$13.30
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$8,081,394
Dividends — affiliated issuers	119,054
Foreign taxes withheld	(895,730)
Total income	7,304,718
Expenses:
Management services fees	5,097,842
Distribution and/or service fees
Class 2	140,649
Class 3	148,858
Service fees	110,268
Custodian fees	182,578
Printing and postage fees	21,239
Accounting services fees	52,343
Legal fees	25,099
Interest on interfund lending	4,541
Compensation of chief compliance officer	101
Compensation of board members	15,828
Deferred compensation of board members	25,600
Other	80,623
Total expenses	5,905,569
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(556,080)
Total net expenses	5,349,489
Net investment income	1,955,229
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	52,608,056
Investments — affiliated issuers	(2,067)
Foreign currency translations	(183,681)
Net realized gain	52,422,308
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	73,050,251
Foreign currency translations	(2,774)
Foreign capital gains tax	(256,827)
Net change in unrealized appreciation (depreciation)	72,790,650
Net realized and unrealized gain	125,212,958
Net increase in net assets resulting from operations	$127,168,187
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$1,955,229	$1,641,540
Net realized gain	52,422,308	4,800,627
Net change in unrealized appreciation (depreciation)	72,790,650	2,291,418
Net increase in net assets resulting from operations	127,168,187	8,733,585
Distributions to shareholders
Net investment income and net realized gains
Class 1	(843,655)	(873,535)
Class 2	(35,153)	(615,111)
Class 3	(204,940)	(1,358,393)
Total distributions to shareholders	(1,083,748)	(2,847,039)
Increase (decrease) in net assets from capital stock activity	(89,641,071)	192,573,859
Total increase in net assets	36,443,368	198,460,405
Net assets at beginning of year	447,893,104	249,432,699
Net assets at end of year	$484,336,472	$447,893,104

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	285,305	3,239,184	20,856,452	219,078,481
Distributions reinvested	81,121	843,655	88,504	873,535
Shares redeemed	(5,441,748)	(65,824,245)	(948,614)	(9,835,847)
Net increase (decrease)	(5,075,322)	(61,741,406)	19,996,342	210,116,169
Class 2
Shares sold	230,969	2,667,616	217,810	2,137,775
Distributions reinvested	3,450	35,153	63,611	615,111
Shares redeemed	(1,238,739)	(13,290,715)	(711,268)	(7,063,685)
Net decrease	(1,004,320)	(10,587,946)	(429,847)	(4,310,799)
Class 3
Shares sold	66,145	742,304	151,890	1,513,687
Distributions reinvested	19,858	204,940	138,753	1,358,393
Shares redeemed	(1,589,433)	(18,258,963)	(1,611,028)	(16,103,591)
Net decrease	(1,503,430)	(17,311,719)	(1,320,385)	(13,231,511)
Total net increase (decrease)	(7,583,072)	(89,641,071)	18,246,110	192,573,859
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$10.27	0.06	3.13	3.19	(0.03)	—	(0.03)
Year Ended 12/31/2024	$9.84	0.08	0.47	0.55	(0.12)	—	(0.12)
Year Ended 12/31/2023	$9.00	0.10	0.75	0.85	(0.01)	—	(0.01)
Year Ended 12/31/2022	$19.42	0.02	(6.18)	(6.16)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.90	(0.03)	(1.41)	(1.44)	(0.24)	(0.80)	(1.04)
Class 2
Year Ended 12/31/2025	$10.04	0.02	3.08	3.10	(0.01)	—	(0.01)
Year Ended 12/31/2024	$9.62	0.05	0.47	0.52	(0.10)	—	(0.10)
Year Ended 12/31/2023	$8.81	0.07	0.74	0.81	—	—	—
Year Ended 12/31/2022	$19.18	(0.01)	(6.10)	(6.11)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.66	(0.08)	(1.40)	(1.48)	(0.20)	(0.80)	(1.00)
Class 3
Year Ended 12/31/2025	$10.17	0.04	3.11	3.15	(0.02)	—	(0.02)
Year Ended 12/31/2024	$9.75	0.06	0.47	0.53	(0.11)	—	(0.11)
Year Ended 12/31/2023	$8.92	0.09	0.74	0.83	—	—	—
Year Ended 12/31/2022	$19.32	0.01	(6.15)	(6.14)	—	(4.26)	(4.26)
Year Ended 12/31/2021	$21.80	(0.06)	(1.40)	(1.46)	(0.22)	(0.80)	(1.02)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$13.43	31.17%	1.21% (c)	1.09% (c)	0.49%	56%	$293,943
Year Ended 12/31/2024	$10.27	5.68%	1.28% (c)	1.09% (c)	0.76%	55%	$276,908
Year Ended 12/31/2023	$9.84	9.46%	1.26% (c)	1.10% (c)	1.05%	48%	$68,576
Year Ended 12/31/2022	$9.00	(32.90% )	1.26%	1.12%	0.20%	51%	$60,003
Year Ended 12/31/2021	$19.42	(7.20% )	1.22% (c)	1.14% (c)	(0.16% )	28%	$85,630
Class 2
Year Ended 12/31/2025	$13.13	30.87%	1.46% (c)	1.34% (c)	0.22%	56%	$62,182
Year Ended 12/31/2024	$10.04	5.45%	1.53% (c)	1.34% (c)	0.48%	55%	$57,640
Year Ended 12/31/2023	$9.62	9.19%	1.50% (c)	1.35% (c)	0.80%	48%	$59,381
Year Ended 12/31/2022	$8.81	(33.07% )	1.51%	1.37%	(0.05% )	51%	$56,612
Year Ended 12/31/2021	$19.18	(7.47% )	1.48% (c)	1.39% (c)	(0.39% )	28%	$80,663
Class 3
Year Ended 12/31/2025	$13.30	31.02%	1.34% (c)	1.22% (c)	0.35%	56%	$128,211
Year Ended 12/31/2024	$10.17	5.50%	1.41% (c)	1.22% (c)	0.61%	55%	$113,345
Year Ended 12/31/2023	$9.75	9.31%	1.38% (c)	1.23% (c)	0.92%	48%	$121,476
Year Ended 12/31/2022	$8.92	(32.98% )	1.38%	1.25%	0.06%	51%	$121,983
Year Ended 12/31/2021	$19.32	(7.33% )	1.35% (c)	1.26% (c)	(0.27% )	28%	$194,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
14
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 1.10% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	1.09
Class 2	1.34
Class 3	1.215
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, trustees’ deferred compensation, foreign currency transactions and foreign capital gains tax.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
1,234,681	(1,234,681)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
1,083,748	—	1,083,748	2,847,039	—	2,847,039
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
16
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
3,706,940	26,111,673	—	107,555,200
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
368,702,206	119,274,106	(11,718,906)	107,555,200
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	—	—	25,220,541
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $257,418,380 and $351,165,727, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,044,118	4.80	34
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at December 31, 2025 as shown in the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
18
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 99.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Emerging Markets Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
20
Columbia Variable Portfolio – Emerging Markets Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025.
Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
$27,417,257	$1,087,463	$0.03	$8,076,634	$0.22
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Foreign taxes are deemed to be passed through to shareholders with dividends paid after the close of the taxable year, on the next regularly scheduled distribution date of March 30, 2026.
Columbia Variable Portfolio – Emerging Markets Fund  | 2025
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Columbia Variable Portfolio – Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7007_12_E01_(02/26)

Columbia Variable Portfolio – Select Mid Cap Growth Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Mid Cap Growth Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 13.8%
Entertainment 12.5%
Liberty Media Corp.-Liberty Formula One, Class C(a)	25,972	2,558,502
Live Nation Entertainment, Inc.(a)	33,232	4,735,560
Roblox Corp., Class A(a)	128,108	10,380,591
Roku, Inc.(a)	77,313	8,387,687
Spotify Technology SA(a)	22,250	12,920,797
Take-Two Interactive Software, Inc.(a)	55,917	14,316,430
TKO Group Holdings, Inc.	27,477	5,742,693
Total		59,042,260
Interactive Media & Services 1.3%
Reddit, Inc., Class A(a)	26,750	6,149,023
Total Communication Services		65,191,283
Consumer Discretionary 19.7%
Hotels, Restaurants & Leisure 10.3%
Domino’s Pizza, Inc.	2,843	1,185,019
DoorDash, Inc., Class A(a)	55,914	12,663,403
DraftKings, Inc., Class A(a)	314,690	10,844,218
Hilton Worldwide Holdings, Inc.	22,165	6,366,896
Royal Caribbean Cruises Ltd.	22,451	6,262,033
Viking Holdings Ltd.(a)	101,357	7,237,903
Wynn Resorts Ltd.	31,311	3,767,653
Total		48,327,125
Household Durables 2.3%
SharkNinja, Inc.(a)	97,832	10,947,401
Specialty Retail 5.1%
Gap, Inc. (The)	299,681	7,671,834
Ross Stores, Inc.	19,729	3,553,982
Tractor Supply Co.	89,658	4,483,796
Wayfair, Inc., Class A(a)	84,598	8,494,485
Total		24,204,097
Textiles, Apparel & Luxury Goods 2.0%
Tapestry, Inc.	74,165	9,476,062
Total Consumer Discretionary		92,954,685
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.1%
Beverages 2.5%
Celsius Holdings, Inc.(a)	257,862	11,794,608
Consumer Staples Distribution & Retail 2.6%
Casey’s General Stores, Inc.	16,380	9,053,390
Sprouts Farmers Market, Inc.(a)	40,604	3,234,920
Total		12,288,310
Total Consumer Staples		24,082,918
Financials 5.2%
Capital Markets 2.4%
Coinbase Global, Inc., Class A(a)	11,095	2,509,023
LPL Financial Holdings, Inc.	10,894	3,891,010
Robinhood Markets, Inc., Class A(a)	44,606	5,044,939
Total		11,444,972
Financial Services 2.8%
Affirm Holdings, Inc.(a)	78,172	5,818,342
Rocket Companies, Inc.	373,206	7,225,268
Total		13,043,610
Total Financials		24,488,582
Health Care 13.4%
Biotechnology 4.7%
Argenx SE, ADR(a)	10,774	9,060,395
Ascendis Pharma A/S ADR(a)	17,745	3,783,944
Insmed, Inc.(a)	34,933	6,079,740
Natera, Inc.(a)	13,469	3,085,613
Total		22,009,692
Health Care Equipment & Supplies 4.3%
DexCom, Inc.(a)	133,952	8,890,394
IDEXX Laboratories, Inc.(a)	12,323	8,336,879
Insulet Corp.(a)	11,475	3,261,654
Total		20,488,927
Health Care Providers & Services 0.6%
Guardant Health, Inc.(a)	26,032	2,658,908
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.3%
Charles River Laboratories International, Inc.(a)	37,500	7,480,500
IQVIA Holdings, Inc.(a)	35,916	8,095,826
Total		15,576,326
Pharmaceuticals 0.5%
UCB SA	8,607	2,398,139
Total Health Care		63,131,992
Industrials 23.9%
Aerospace & Defense 13.5%
Aerovironment, Inc.(a)	31,063	7,513,829
Axon Enterprise, Inc.(a)	5,249	2,981,065
BWX Technologies, Inc.	17,678	3,055,465
Carpenter Technology Corp.	43,845	13,804,161
Howmet Aerospace, Inc.	66,156	13,563,303
Kratos Defense & Security Solutions, Inc.(a)	95,018	7,212,816
L3Harris Technologies, Inc.	24,222	7,110,853
Rocket Lab Corp.(a)	123,304	8,601,687
Total		63,843,179
Electrical Equipment 4.4%
Bloom Energy Corp., Class A(a)	64,828	5,632,905
Vertiv Holdings Co.	92,624	15,006,014
Total		20,638,919
Ground Transportation 0.5%
XPO, Inc.(a)	17,320	2,353,961
Machinery 2.4%
RBC Bearings, Inc.(a)	25,668	11,510,301
Trading Companies & Distributors 3.1%
Fastenal Co.	87,442	3,509,048
Ferguson Enterprises, Inc.	20,949	4,663,876
FTAI Aviation Ltd.	33,912	6,675,577
Total		14,848,501
Total Industrials		113,194,861
Information Technology 17.9%
Communications Equipment 2.2%
Lumentum Holdings, Inc.(a)	28,750	10,596,963
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.5%
Cloudflare, Inc.(a)	53,237	10,495,674
MongoDB, Inc.(a)	31,897	13,386,852
Snowflake, Inc., Class A(a)	32,499	7,128,981
Total		31,011,507
Semiconductors & Semiconductor Equipment 3.1%
Credo Technology Group Holding Ltd.(a)	26,977	3,881,720
Microchip Technology, Inc.	51,198	3,262,337
Monolithic Power Systems, Inc.	8,215	7,445,747
Total		14,589,804
Software 6.1%
Datadog, Inc., Class A(a)	34,899	4,745,915
Fair Isaac Corp.(a)	2,886	4,879,130
Hut 8 Corp.(a)	91,631	4,209,528
Unity Software, Inc.(a)	220,654	9,746,287
Zscaler, Inc.(a)	22,599	5,082,967
Total		28,663,827
Total Information Technology		84,862,101
Materials 0.7%
Construction Materials 0.7%
Vulcan Materials Co.	12,389	3,533,590
Total Materials		3,533,590
Total Common Stocks (Cost $411,639,807)		471,440,012

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	3,781,565	3,780,431
Total Money Market Funds (Cost $3,780,431)		3,780,431
Total Investments in Securities (Cost: $415,420,238)		475,220,443
Other Assets & Liabilities, Net		(2,535,985)
Net Assets		472,684,458
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	16,259,336	382,408,428	(394,887,523)	190	3,780,431	3,635	389,014	3,781,565
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	65,191,283	—	—	65,191,283
Consumer Discretionary	92,954,685	—	—	92,954,685
Consumer Staples	24,082,918	—	—	24,082,918
Financials	24,488,582	—	—	24,488,582
Health Care	60,733,853	2,398,139	—	63,131,992
Industrials	113,194,861	—	—	113,194,861
Information Technology	84,862,101	—	—	84,862,101
Materials	3,533,590	—	—	3,533,590
Total Common Stocks	469,041,873	2,398,139	—	471,440,012
Money Market Funds	3,780,431	—	—	3,780,431
Total Investments in Securities	472,822,304	2,398,139	—	475,220,443
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $411,639,807)	$471,440,012
Affiliated issuers (cost $3,780,431)	3,780,431
Receivable for:
Investments sold	1,731,272
Capital shares sold	7,059
Dividends	67,791
Expense reimbursement due from Investment Manager	971
Prepaid expenses	4,008
Total assets	477,031,544
Liabilities
Payable for:
Investments purchased	3,607,018
Capital shares redeemed	524,939
Management services fees	10,744
Distribution and/or service fees	1,371
Service fees	20,274
Compensation of chief compliance officer	80
Compensation of board members	668
Other expenses	31,390
Deferred compensation of board members	150,602
Total liabilities	4,347,086
Net assets applicable to outstanding capital stock	$472,684,458
Represented by
Trust capital	$472,684,458
Total - representing net assets applicable to outstanding capital stock	$472,684,458
Class 1
Net assets	$137,957,265
Shares outstanding	2,133,960
Net asset value per share	$64.65
Class 2
Net assets	$60,682,600
Shares outstanding	975,367
Net asset value per share	$62.22
Class 3
Net assets	$274,044,593
Shares outstanding	4,322,817
Net asset value per share	$63.39
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$1,091,239
Dividends — affiliated issuers	389,014
Interfund lending	1,436
Total income	1,481,689
Expenses:
Management services fees	3,835,732
Distribution and/or service fees
Class 2	144,331
Class 3	340,536
Service fees	212,260
Custodian fees	17,671
Printing and postage fees	23,760
Accounting services fees	32,423
Legal fees	25,218
Compensation of chief compliance officer	73
Compensation of board members	16,026
Deferred compensation of board members	18,731
Other	12,023
Total expenses	4,678,784
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(357,240)
Total net expenses	4,321,544
Net investment loss	(2,839,855)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	71,458,775
Investments — affiliated issuers	3,635
Foreign currency translations	(784)
Increase from payment by affiliate (Note 5)	53,225
Net realized gain	71,514,851
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,402,017)
Investments — affiliated issuers	190
Net change in unrealized appreciation (depreciation)	(2,401,827)
Net realized and unrealized gain	69,113,024
Net increase in net assets resulting from operations	$66,273,169
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment loss	$(2,839,855)	$(2,144,998)
Net realized gain	71,514,851	94,735,495
Net change in unrealized appreciation (depreciation)	(2,401,827)	5,050,105
Net increase in net assets resulting from operations	66,273,169	97,640,602
Decrease in net assets from capital stock activity	(54,822,361)	(88,672,012)
Total increase in net assets	11,450,808	8,968,590
Net assets at beginning of year	461,233,650	452,265,060
Net assets at end of year	$472,684,458	$461,233,650

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	69,529	4,132,178	58,054	2,906,642
Shares redeemed	(405,230)	(25,059,444)	(1,172,044)	(59,660,802)
Net decrease	(335,701)	(20,927,266)	(1,113,990)	(56,754,160)
Class 2
Shares sold	105,220	6,074,824	104,257	5,032,466
Shares redeemed	(141,992)	(8,309,755)	(109,599)	(5,486,495)
Net decrease	(36,772)	(2,234,931)	(5,342)	(454,029)
Class 3
Shares sold	19,413	1,187,437	23,080	1,124,682
Shares redeemed	(553,700)	(32,847,601)	(653,049)	(32,588,505)
Net decrease	(534,287)	(31,660,164)	(629,969)	(31,463,823)
Total net decrease	(906,760)	(54,822,361)	(1,749,301)	(88,672,012)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$56.15	(0.30)	8.80	8.50
Year Ended 12/31/2024	$45.40	(0.19)	10.94	10.75
Year Ended 12/31/2023	$36.25	(0.04)	9.19	9.15
Year Ended 12/31/2022	$52.41	(0.15)	(16.01)	(16.16)
Year Ended 12/31/2021	$44.96	(0.27)	7.72	7.45
Class 2
Year Ended 12/31/2025	$54.17	(0.44)	8.49	8.05
Year Ended 12/31/2024	$43.91	(0.30)	10.56	10.26
Year Ended 12/31/2023	$35.15	(0.14)	8.90	8.76
Year Ended 12/31/2022	$50.95	(0.24)	(15.56)	(15.80)
Year Ended 12/31/2021	$43.82	(0.38)	7.51	7.13
Class 3
Year Ended 12/31/2025	$55.13	(0.37)	8.63	8.26
Year Ended 12/31/2024	$44.63	(0.25)	10.75	10.50
Year Ended 12/31/2023	$35.68	(0.09)	9.04	8.95
Year Ended 12/31/2022	$51.65	(0.20)	(15.77)	(15.97)
Year Ended 12/31/2021	$44.37	(0.33)	7.61	7.28

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$64.65	15.14% (c)	0.90%	0.82%	(0.50% )	195%	$137,957
Year Ended 12/31/2024	$56.15	23.68%	0.90%	0.82%	(0.37% )	174%	$138,660
Year Ended 12/31/2023	$45.40	25.24%	0.89% (d)	0.83% (d)	(0.10% )	201%	$162,697
Year Ended 12/31/2022	$36.25	(30.84% )	0.88%	0.84%	(0.39% )	73%	$162,078
Year Ended 12/31/2021	$52.41	16.57%	0.88%	0.82%	(0.54% )	75%	$215,521
Class 2
Year Ended 12/31/2025	$62.22	14.86% (c)	1.15%	1.07%	(0.75% )	195%	$60,683
Year Ended 12/31/2024	$54.17	23.37%	1.15%	1.07%	(0.62% )	174%	$54,824
Year Ended 12/31/2023	$43.91	24.92%	1.14% (d)	1.08% (d)	(0.34% )	201%	$44,677
Year Ended 12/31/2022	$35.15	(31.01% )	1.13%	1.09%	(0.64% )	73%	$34,453
Year Ended 12/31/2021	$50.95	16.27%	1.13%	1.07%	(0.79% )	75%	$49,778
Class 3
Year Ended 12/31/2025	$63.39	14.98% (c)	1.02%	0.94%	(0.63% )	195%	$274,045
Year Ended 12/31/2024	$55.13	23.52%	1.02%	0.94%	(0.50% )	174%	$267,749
Year Ended 12/31/2023	$44.63	25.08%	1.02% (d)	0.95% (d)	(0.22% )	201%	$244,891
Year Ended 12/31/2022	$35.68	(30.92% )	1.01%	0.96%	(0.52% )	73%	$214,338
Year Ended 12/31/2021	$51.65	16.41%	1.00%	0.94%	(0.66% )	75%	$343,782
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
14
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.82% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.05% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.82
Class 2	1.07
Class 3	0.945
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $895,961,668 and $941,054,431, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Payments by affiliates
During the year ended December 31, 2025, the Investment Manager reimbursed the Fund $53,225 for a loss on a trading error.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
16
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,766,667	4.88	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 96.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Select Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Select Mid Cap Growth Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Select Mid Cap Growth Fund  | 2025
19

Columbia Variable Portfolio – Select Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7017_12_E01_(02/26)

Columbia Variable Portfolio – Select Large Cap Value Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Large Cap Value Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 5.9%
Diversified Telecommunication Services 3.9%
Verizon Communications, Inc.	2,266,203	92,302,448
Interactive Media & Services 2.0%
Alphabet, Inc., Class A	149,678	46,849,214
Total Communication Services		139,151,662
Consumer Discretionary 3.0%
Specialty Retail 3.0%
Lowe’s Companies, Inc.	298,018	71,870,021
Total Consumer Discretionary		71,870,021
Consumer Staples 5.9%
Beverages 3.0%
Constellation Brands, Inc., Class A	516,095	71,200,466
Tobacco 2.9%
Philip Morris International, Inc.	429,163	68,837,745
Total Consumer Staples		140,038,211
Energy 9.5%
Energy Equipment & Services 2.8%
TechnipFMC PLC	1,499,755	66,829,083
Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.	344,204	52,460,132
Marathon Petroleum Corp.	227,474	36,994,096
Williams Companies, Inc. (The)	1,143,228	68,719,435
Total		158,173,663
Total Energy		225,002,746
Financials 18.3%
Banks 10.9%
Bank of America Corp.	1,184,029	65,121,595
Citigroup, Inc.	587,952	68,608,119
JPMorgan Chase & Co.	186,027	59,941,620
Wells Fargo & Co.	715,456	66,680,499
Total		260,351,833
Capital Markets 2.9%
Morgan Stanley	390,812	69,380,854
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.5%
American International Group, Inc.	688,191	58,874,740
MetLife, Inc.	597,102	47,135,232
Total		106,009,972
Total Financials		435,742,659
Health Care 12.5%
Health Care Providers & Services 10.2%
Centene Corp.(a)	1,208,031	49,710,475
Cigna Group (The)	242,060	66,622,174
CVS Health Corp.	864,352	68,594,975
Tenet Healthcare Corp.(a)	288,417	57,314,226
Total		242,241,850
Pharmaceuticals 2.3%
Bristol-Myers Squibb Co.	1,025,906	55,337,370
Total Health Care		297,579,220
Industrials 12.3%
Aerospace & Defense 6.1%
Boeing Co. (The)(a)	374,787	81,373,753
RTX Corp.	352,389	64,628,143
Total		146,001,896
Ground Transportation 2.0%
CSX Corp.	1,285,024	46,582,120
Machinery 1.8%
Caterpillar, Inc.	76,547	43,851,480
Passenger Airlines 2.4%
Southwest Airlines Co.	1,358,641	56,152,633
Total Industrials		292,588,129
Information Technology 14.3%
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	679,078	59,460,070
IT Services 2.9%
EPAM Systems, Inc.(a)	337,268	69,099,468
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.9%
Applied Materials, Inc.	227,707	58,518,422
QUALCOMM, Inc.	332,531	56,879,427
Total		115,397,849
Software 4.0%
Salesforce, Inc.	301,124	79,770,759
Teradata Corp.(a)	518,945	15,796,686
Total		95,567,445
Total Information Technology		339,524,832
Materials 6.3%
Metals & Mining 6.3%
Barrick Mining Corp.	1,363,718	59,389,919
Freeport-McMoRan, Inc.	1,781,748	90,494,981
Total		149,884,900
Total Materials		149,884,900
Real Estate 3.4%
Specialized REITs 3.4%
American Tower Corp.	456,530	80,152,972
Total Real Estate		80,152,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.0%
Electric Utilities 2.8%
PG&E Corp.	4,166,052	66,948,456
Independent Power and Renewable Electricity Producers 3.2%
AES Corp. (The)	5,249,947	75,284,240
Total Utilities		142,232,696
Total Common Stocks (Cost $1,736,241,746)		2,313,768,048

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	62,974,901	62,956,008
Total Money Market Funds (Cost $62,956,906)		62,956,008
Total Investments in Securities (Cost: $1,799,198,652)		2,376,724,056
Other Assets & Liabilities, Net		(571,358)
Net Assets		2,376,152,698
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	51,674,327	828,475,262	(817,192,683)	(898)	62,956,008	(7,591)	1,765,205	62,974,901
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	139,151,662	—	—	139,151,662
Consumer Discretionary	71,870,021	—	—	71,870,021
Consumer Staples	140,038,211	—	—	140,038,211
Energy	225,002,746	—	—	225,002,746
Financials	435,742,659	—	—	435,742,659
Health Care	297,579,220	—	—	297,579,220
Industrials	292,588,129	—	—	292,588,129
Information Technology	339,524,832	—	—	339,524,832
Materials	149,884,900	—	—	149,884,900
Real Estate	80,152,972	—	—	80,152,972
Utilities	142,232,696	—	—	142,232,696
Total Common Stocks	2,313,768,048	—	—	2,313,768,048
Money Market Funds	62,956,008	—	—	62,956,008
Total Investments in Securities	2,376,724,056	—	—	2,376,724,056
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025
5

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,736,241,746)	$2,313,768,048
Affiliated issuers (cost $62,956,906)	62,956,008
Receivable for:
Capital shares sold	1,166
Dividends	2,171,414
Foreign tax reclaims	24,169
Prepaid expenses	8,474
Total assets	2,378,929,279
Liabilities
Payable for:
Capital shares redeemed	2,492,286
Management services fees	43,890
Distribution and/or service fees	1,154
Service fees	31,887
Compensation of chief compliance officer	364
Compensation of board members	1,406
Other expenses	32,068
Deferred compensation of board members	173,526
Total liabilities	2,776,581
Net assets applicable to outstanding capital stock	$2,376,152,698
Represented by
Trust capital	$2,376,152,698
Total - representing net assets applicable to outstanding capital stock	$2,376,152,698
Class 1
Net assets	$2,163,551,367
Shares outstanding	38,604,166
Net asset value per share	$56.04
Class 2
Net assets	$121,946,082
Shares outstanding	2,260,913
Net asset value per share	$53.94
Class 3
Net assets	$90,655,249
Shares outstanding	1,650,288
Net asset value per share	$54.93
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$50,538,101
Dividends — affiliated issuers	1,765,205
Interfund lending	3,448
Foreign taxes withheld	(230,701)
Total income	52,076,053
Expenses:
Management services fees	15,094,205
Distribution and/or service fees
Class 2	265,501
Class 3	99,979
Service fees	195,262
Custodian fees	15,913
Printing and postage fees	13,170
Accounting services fees	32,423
Legal fees	54,336
Compensation of chief compliance officer	392
Compensation of board members	34,775
Deferred compensation of board members	28,727
Other	34,696
Total expenses	15,869,379
Net investment income	36,206,674
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	336,776,376
Investments — affiliated issuers	(7,591)
Net realized gain	336,768,785
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	183,496,727
Investments — affiliated issuers	(898)
Net change in unrealized appreciation (depreciation)	183,495,829
Net realized and unrealized gain	520,264,614
Net increase in net assets resulting from operations	$556,471,288
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025
7

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$36,206,674	$38,495,238
Net realized gain	336,768,785	142,461,913
Net change in unrealized appreciation (depreciation)	183,495,829	57,512,567
Net increase in net assets resulting from operations	556,471,288	238,469,718
Increase (decrease) in net assets from capital stock activity	(564,391,259)	117,526,534
Total increase (decrease) in net assets	(7,919,971)	355,996,252
Net assets at beginning of year	2,384,072,669	2,028,076,417
Net assets at end of year	$2,376,152,698	$2,384,072,669

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	1,936,015	106,070,301	8,488,806	387,331,355
Shares redeemed	(13,806,773)	(657,102,413)	(5,868,327)	(251,332,615)
Net increase (decrease)	(11,870,758)	(551,032,112)	2,620,479	135,998,740
Class 2
Shares sold	227,489	10,620,939	255,753	10,410,234
Shares redeemed	(380,933)	(17,422,714)	(402,719)	(16,360,045)
Net decrease	(153,444)	(6,801,775)	(146,966)	(5,949,811)
Class 3
Shares sold	81,071	4,003,899	44,773	1,858,627
Shares redeemed	(225,927)	(10,561,271)	(350,502)	(14,381,022)
Net decrease	(144,856)	(6,557,372)	(305,729)	(12,522,395)
Total net increase (decrease)	(12,169,058)	(564,391,259)	2,167,784	117,526,534
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$43.69	0.78	11.57	12.35
Year Ended 12/31/2024	$38.71	0.78	4.20	4.98
Year Ended 12/31/2023	$36.73	0.69	1.29	1.98
Year Ended 12/31/2022	$37.42	0.58	(1.27)	(0.69)
Year Ended 12/31/2021	$29.63	0.74	7.05	7.79
Class 2
Year Ended 12/31/2025	$42.15	0.63	11.16	11.79
Year Ended 12/31/2024	$37.44	0.65	4.06	4.71
Year Ended 12/31/2023	$35.62	0.58	1.24	1.82
Year Ended 12/31/2022	$36.37	0.47	(1.22)	(0.75)
Year Ended 12/31/2021	$28.87	0.66	6.84	7.50
Class 3
Year Ended 12/31/2025	$42.88	0.70	11.35	12.05
Year Ended 12/31/2024	$38.03	0.72	4.13	4.85
Year Ended 12/31/2023	$36.14	0.63	1.26	1.89
Year Ended 12/31/2022	$36.86	0.52	(1.24)	(0.72)
Year Ended 12/31/2021	$29.22	0.71	6.93	7.64

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$56.04	28.27%	0.69%	0.69%	1.63%	31%	$2,163,551
Year Ended 12/31/2024	$43.69	12.86%	0.69%	0.69%	1.83%	33%	$2,205,327
Year Ended 12/31/2023	$38.71	5.39%	0.70%	0.70%	1.89%	13%	$1,852,284
Year Ended 12/31/2022	$36.73	(1.84% )	0.69%	0.69%	1.60%	7%	$1,866,511
Year Ended 12/31/2021	$37.42	26.29%	0.68%	0.68%	2.12%	21%	$2,461,727
Class 2
Year Ended 12/31/2025	$53.94	27.97%	0.94%	0.94%	1.37%	31%	$121,946
Year Ended 12/31/2024	$42.15	12.58%	0.94%	0.94%	1.58%	33%	$101,773
Year Ended 12/31/2023	$37.44	5.11%	0.95%	0.95%	1.64%	13%	$95,889
Year Ended 12/31/2022	$35.62	(2.06% )	0.94%	0.94%	1.36%	7%	$87,697
Year Ended 12/31/2021	$36.37	25.98%	0.93%	0.93%	1.93%	21%	$70,689
Class 3
Year Ended 12/31/2025	$54.93	28.10%	0.82%	0.82%	1.50%	31%	$90,655
Year Ended 12/31/2024	$42.88	12.75%	0.82%	0.82%	1.71%	33%	$76,973
Year Ended 12/31/2023	$38.03	5.23%	0.82%	0.82%	1.76%	13%	$79,903
Year Ended 12/31/2022	$36.14	(1.95% )	0.81%	0.81%	1.48%	7%	$88,772
Year Ended 12/31/2021	$36.86	26.15%	0.80%	0.80%	2.04%	21%	$82,833
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.67% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
14
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.72	0.72	0.72
Class 2	0.97	0.97	0.97
Class 3	0.845	0.845	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $682,363,204 and $1,219,111,077, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,900,000	4.42	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
16
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 97.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Select Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Select Large Cap Value Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Select Large Cap Value Fund  | 2025
19

Columbia Variable Portfolio – Select Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7020_12_E01_(02/26)

Columbia Variable Portfolio – Select Mid Cap Value Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Mid Cap Value Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 4.2%
Entertainment 2.2%
Take-Two Interactive Software, Inc.(a)	21,532	5,512,838
Media 2.0%
Nexstar Media Group, Inc., Class A	24,923	5,060,615
Total Communication Services		10,573,453
Consumer Discretionary 10.4%
Hotels, Restaurants & Leisure 2.0%
Hyatt Hotels Corp., Class A	31,775	5,094,168
Household Durables 2.2%
D.R. Horton, Inc.	39,245	5,652,457
Leisure Products 2.5%
Hasbro, Inc.	75,154	6,162,628
Specialty Retail 3.7%
Burlington Stores, Inc.(a)	15,131	4,370,589
O’Reilly Automotive, Inc.(a)	53,460	4,876,087
Total		9,246,676
Total Consumer Discretionary		26,155,929
Consumer Staples 5.2%
Consumer Staples Distribution & Retail 3.6%
Dollar Tree, Inc.(a)	33,718	4,147,651
U.S. Foods Holding Corp.(a)	64,928	4,890,377
Total		9,038,028
Food Products 1.6%
Tyson Foods, Inc., Class A	68,273	4,002,163
Total Consumer Staples		13,040,191
Energy 5.1%
Oil, Gas & Consumable Fuels 5.1%
Devon Energy Corp.	165,868	6,075,745
Marathon Petroleum Corp.	41,829	6,802,650
Total		12,878,395
Total Energy		12,878,395
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 18.3%
Banks 5.1%
Popular, Inc.	56,727	7,063,646
Regions Financial Corp.	212,767	5,765,986
Total		12,829,632
Capital Markets 2.3%
Carlyle Group, Inc. (The)	99,079	5,856,560
Consumer Finance 2.5%
Capital One Financial Corp.	25,939	6,286,576
Financial Services 3.5%
Global Payments, Inc.	48,883	3,783,544
Voya Financial, Inc.	69,001	5,139,884
Total		8,923,428
Insurance 4.9%
Hanover Insurance Group, Inc. (The)	30,565	5,586,365
Kemper Corp.	60,435	2,450,035
Reinsurance Group of America, Inc.	20,757	4,223,219
Total		12,259,619
Total Financials		46,155,815
Health Care 7.3%
Health Care Equipment & Supplies 1.5%
Zimmer Biomet Holdings, Inc.	43,703	3,929,774
Health Care Providers & Services 4.1%
Centene Corp.(a)	58,940	2,425,381
Humana, Inc.	8,216	2,104,364
Quest Diagnostics, Inc.	33,418	5,799,026
Total		10,328,771
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	30,850	4,197,759
Total Health Care		18,456,304
Industrials 17.2%
Aerospace & Defense 2.2%
ATI, Inc.(a)	48,992	5,622,322
Building Products 2.0%
Trane Technologies PLC	12,632	4,916,374
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.9%
AMETEK, Inc.	35,855	7,361,390
Machinery 5.2%
Ingersoll Rand, Inc.	72,210	5,720,476
ITT, Inc.	42,368	7,351,272
Total		13,071,748
Passenger Airlines 2.6%
Southwest Airlines Co.	157,601	6,513,649
Professional Services 2.3%
CACI International, Inc., Class A(a)	10,661	5,680,288
Total Industrials		43,165,771
Information Technology 10.4%
Communications Equipment 1.6%
Motorola Solutions, Inc.	10,372	3,975,795
Electronic Equipment, Instruments & Components 3.0%
Corning, Inc.	86,949	7,613,254
Semiconductors & Semiconductor Equipment 5.8%
Marvell Technology, Inc.	43,286	3,678,444
ON Semiconductor Corp.(a)	87,413	4,733,414
Teradyne, Inc.	31,942	6,182,694
Total		14,594,552
Total Information Technology		26,183,601
Materials 4.8%
Chemicals 1.1%
Chemours Co. LLC (The)	228,171	2,690,136
Containers & Packaging 2.0%
Smurfit WestRock PLC	128,235	4,958,848
Metals & Mining 1.7%
Freeport-McMoRan, Inc.	87,557	4,447,020
Total Materials		12,096,004
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 8.8%
Health Care REITs 2.9%
Welltower, Inc.	39,754	7,378,740
Industrial REITs 2.4%
First Industrial Realty Trust, Inc.	102,658	5,879,224
Specialized REITs 3.5%
Gaming and Leisure Properties, Inc.	103,311	4,616,969
Lamar Advertising Co., Class A	33,480	4,237,898
Total		8,854,867
Total Real Estate		22,112,831
Utilities 7.6%
Electric Utilities 4.9%
Entergy Corp.	87,840	8,119,051
PG&E Corp.	264,968	4,258,036
Total		12,377,087
Multi-Utilities 2.7%
Ameren Corp.	66,760	6,666,654
Total Utilities		19,043,741
Total Common Stocks (Cost $169,045,829)		249,862,035

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	1,984,239	1,983,644
Total Money Market Funds (Cost $1,983,645)		1,983,644
Total Investments in Securities (Cost: $171,029,474)		251,845,679
Other Assets & Liabilities, Net		(196,235)
Net Assets		251,649,444
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	4,225,866	23,893,016	(26,135,277)	39	1,983,644	(396)	159,704	1,984,239
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	10,573,453	—	—	10,573,453
Consumer Discretionary	26,155,929	—	—	26,155,929
Consumer Staples	13,040,191	—	—	13,040,191
Energy	12,878,395	—	—	12,878,395
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	46,155,815	—	—	46,155,815
Health Care	18,456,304	—	—	18,456,304
Industrials	43,165,771	—	—	43,165,771
Information Technology	26,183,601	—	—	26,183,601
Materials	12,096,004	—	—	12,096,004
Real Estate	22,112,831	—	—	22,112,831
Utilities	19,043,741	—	—	19,043,741
Total Common Stocks	249,862,035	—	—	249,862,035
Money Market Funds	1,983,644	—	—	1,983,644
Total Investments in Securities	251,845,679	—	—	251,845,679
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $169,045,829)	$249,862,035
Affiliated issuers (cost $1,983,645)	1,983,644
Receivable for:
Capital shares sold	3,693
Dividends	218,515
Expense reimbursement due from Investment Manager	558
Prepaid expenses	3,322
Total assets	252,071,767
Liabilities
Payable for:
Capital shares redeemed	263,270
Management services fees	5,712
Distribution and/or service fees	611
Service fees	12,086
Compensation of chief compliance officer	40
Compensation of board members	544
Other expenses	24,267
Deferred compensation of board members	115,793
Total liabilities	422,323
Net assets applicable to outstanding capital stock	$251,649,444
Represented by
Trust capital	$251,649,444
Total - representing net assets applicable to outstanding capital stock	$251,649,444
Class 1
Net assets	$131,895,950
Shares outstanding	2,786,258
Net asset value per share	$47.34
Class 2
Net assets	$56,830,595
Shares outstanding	1,245,248
Net asset value per share	$45.64
Class 3
Net assets	$62,922,899
Shares outstanding	1,354,023
Net asset value per share	$46.47
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$4,289,039
Dividends — affiliated issuers	159,704
Foreign taxes withheld	(26,695)
Total income	4,422,048
Expenses:
Management services fees	1,995,991
Distribution and/or service fees
Class 2	133,076
Class 3	75,553
Service fees	98,702
Custodian fees	6,880
Printing and postage fees	14,250
Accounting services fees	32,423
Legal fees	21,437
Compensation of chief compliance officer	39
Compensation of board members	13,579
Deferred compensation of board members	17,879
Other	9,479
Total expenses	2,419,288
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(214,346)
Total net expenses	2,204,942
Net investment income	2,217,106
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	13,284,530
Investments — affiliated issuers	(396)
Net realized gain	13,284,134
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	17,056,145
Investments — affiliated issuers	39
Net change in unrealized appreciation (depreciation)	17,056,184
Net realized and unrealized gain	30,340,318
Net increase in net assets resulting from operations	$32,557,424
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$2,217,106	$2,392,033
Net realized gain	13,284,134	30,011,857
Net change in unrealized appreciation (depreciation)	17,056,184	(1,723,356)
Net increase in net assets resulting from operations	32,557,424	30,680,534
Decrease in net assets from capital stock activity	(27,881,814)	(54,579,975)
Total increase (decrease) in net assets	4,675,610	(23,899,441)
Net assets at beginning of year	246,973,834	270,873,275
Net assets at end of year	$251,649,444	$246,973,834

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	68,226	2,961,446	65,668	2,639,507
Shares redeemed	(399,658)	(17,828,690)	(1,193,864)	(46,767,195)
Net decrease	(331,432)	(14,867,244)	(1,128,196)	(44,127,688)
Class 2
Shares sold	100,580	4,205,171	121,879	4,757,054
Shares redeemed	(254,845)	(10,561,233)	(171,112)	(6,670,695)
Net decrease	(154,265)	(6,356,062)	(49,233)	(1,913,641)
Class 3
Shares sold	27,548	1,219,463	8,915	361,318
Shares redeemed	(185,248)	(7,877,971)	(226,712)	(8,899,964)
Net decrease	(157,700)	(6,658,508)	(217,797)	(8,538,646)
Total net decrease	(643,397)	(27,881,814)	(1,395,226)	(54,579,975)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$41.46	0.43	5.45	5.88
Year Ended 12/31/2024	$36.84	0.40	4.22	4.62
Year Ended 12/31/2023	$33.40	0.39	3.05	3.44
Year Ended 12/31/2022	$36.88	0.30	(3.78)	(3.48)
Year Ended 12/31/2021	$27.87	0.22	8.79	9.01
Class 2
Year Ended 12/31/2025	$40.08	0.31	5.25	5.56
Year Ended 12/31/2024	$35.70	0.30	4.08	4.38
Year Ended 12/31/2023	$32.44	0.29	2.97	3.26
Year Ended 12/31/2022	$35.91	0.22	(3.69)	(3.47)
Year Ended 12/31/2021	$27.21	0.14	8.56	8.70
Class 3
Year Ended 12/31/2025	$40.76	0.37	5.34	5.71
Year Ended 12/31/2024	$36.26	0.35	4.15	4.50
Year Ended 12/31/2023	$32.91	0.34	3.01	3.35
Year Ended 12/31/2022	$36.39	0.26	(3.74)	(3.48)
Year Ended 12/31/2021	$27.54	0.18	8.67	8.85

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$47.34	14.18%	0.91%	0.82%	1.00%	11%	$131,896
Year Ended 12/31/2024	$41.46	12.54%	0.90%	0.82%	1.00%	7%	$129,275
Year Ended 12/31/2023	$36.84	10.30%	0.89% (c)	0.82% (c)	1.14%	17%	$156,439
Year Ended 12/31/2022	$33.40	(9.44% )	0.88%	0.83%	0.89%	24%	$166,488
Year Ended 12/31/2021	$36.88	32.33%	0.88%	0.82%	0.68%	32%	$222,591
Class 2
Year Ended 12/31/2025	$45.64	13.87%	1.16%	1.07%	0.74%	11%	$56,831
Year Ended 12/31/2024	$40.08	12.27%	1.16%	1.07%	0.77%	7%	$56,087
Year Ended 12/31/2023	$35.70	10.05%	1.14% (c)	1.07% (c)	0.89%	17%	$51,720
Year Ended 12/31/2022	$32.44	(9.66% )	1.13%	1.08%	0.66%	24%	$48,561
Year Ended 12/31/2021	$35.91	31.97%	1.13%	1.07%	0.45%	32%	$49,498
Class 3
Year Ended 12/31/2025	$46.47	14.01%	1.03%	0.94%	0.87%	11%	$62,923
Year Ended 12/31/2024	$40.76	12.41%	1.03%	0.94%	0.89%	7%	$61,612
Year Ended 12/31/2023	$36.26	10.18%	1.02% (c)	0.95% (c)	1.01%	17%	$62,714
Year Ended 12/31/2022	$32.91	(9.56% )	1.01%	0.95%	0.78%	24%	$65,155
Year Ended 12/31/2021	$36.39	32.14%	1.01%	0.95%	0.57%	32%	$73,390
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.82% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
14
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.82
Class 2	1.07
Class 3	0.945
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $25,734,524 and $48,752,703, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
16
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 93.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Select Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Select Mid Cap Value Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2025
19

Columbia Variable Portfolio – Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7021_12_E01_(02/26)

Columbia Variable Portfolio – Seligman Global Technology Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Seligman Global Technology Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Cayman Islands 0.6%
Grab Holdings Ltd., Class A(a)	145,377	725,431
Rigaku Holdings Corp.	168,700	1,319,834
Total		2,045,265
Germany 0.3%
TeamViewer SE(a)	116,066	817,167
Israel 2.1%
Check Point Software Technologies Ltd.(a)	15,600	2,894,736
CyberArk Software Ltd.(a)	2,861	1,276,178
Wix.com Ltd.(a)	26,764	2,780,512
Total		6,951,426
Japan 1.1%
Renesas Electronics Corp.(a)	266,400	3,648,841
Netherlands 1.4%
NXP Semiconductors NV	20,798	4,514,414
Singapore 0.4%
Kulicke & Soffa Industries, Inc.	24,675	1,124,193
South Korea 0.1%
DoubleDown Interactive Co., Ltd., ADR(a)	35,479	306,184
Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,781	3,276,238
United States 92.0%
Adeia, Inc.	147,323	2,541,322
Advanced Energy Industries, Inc.	15,121	3,165,884
Airbnb, Inc., Class A(a)	14,458	1,962,240
Alphabet, Inc., Class A	50,800	15,900,400
Alphabet, Inc., Class C	19,978	6,269,096
Amazon.com, Inc.(a)	16,278	3,757,288
Apple, Inc.	42,633	11,590,207
Applied Materials, Inc.	41,523	10,670,996
Arista Networks, Inc.(a)	39,817	5,217,222
Atlassian Corp., Class A(a)	10,584	1,716,090
BILL Holdings, Inc.(a)	33,292	1,815,746
Block, Inc., Class A(a)	35,204	2,291,428
Bloom Energy Corp., Class A(a),(b)	289,816	25,182,112
Broadcom, Inc.	45,932	15,897,065
Common Stocks (continued)
Issuer	Shares	Value ($)
Cisco Systems, Inc.	66,672	5,135,744
Coherent Corp.(a)	2,218	409,376
Coursera, Inc.(a)	94,416	694,902
DocuSign, Inc.(a)	30,528	2,088,115
Dropbox, Inc., Class A(a)	71,293	1,981,945
eBay, Inc.	28,081	2,445,855
Fiverr International Ltd.(a)	47,942	947,334
Gen Digital, Inc.	202,987	5,519,217
Global Payments, Inc.	64,738	5,010,721
GoDaddy, Inc., Class A(a)	28,478	3,533,550
Hewlett Packard Enterprise Co.	204,509	4,912,306
Intuit, Inc.	2,311	1,530,853
Lam Research Corp.	136,131	23,302,905
Lyft, Inc., Class A(a)	204,651	3,964,090
Marvell Technology, Inc.	124,637	10,591,652
Match Group, Inc.	121,942	3,937,507
Meta Platforms, Inc., Class A	6,999	4,619,970
Microsoft Corp.	29,114	14,080,113
Navan, Inc., Class A(a)	26,468	452,073
NetApp, Inc.	52,986	5,674,271
NIQ Global Intelligence PLC(a)	49,952	823,708
NVIDIA Corp.	102,693	19,152,245
ON Semiconductor Corp.(a)	51,875	2,809,031
Oracle Corp.	29,223	5,695,855
Palo Alto Networks, Inc.(a)	11,255	2,073,171
Pinterest, Inc., Class A(a)	138,157	3,576,885
QUALCOMM, Inc.	18,997	3,249,437
RingCentral, Inc., Class A(a)	72,068	2,081,324
SailPoint, Inc.(a)	35,325	714,625
Salesforce, Inc.	22,420	5,939,282
Semtech Corp.(a)	58,270	4,293,916
Synaptics, Inc.(a)	67,824	5,020,332
Synopsys, Inc.(a)	6,688	3,141,487
Tenable Holdings, Inc.(a)	68,385	1,609,099
Teradyne, Inc.(b)	47,485	9,191,197
TripAdvisor, Inc.(a)	102,632	1,494,322
Visa, Inc., Class A	20,339	7,133,091
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.	72,157	12,430,486
Total		299,239,088
Total Common Stocks (Cost $209,178,794)		321,922,816

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $31,756)	18,920

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(c),(d)	7,746,427	7,744,103
Total Money Market Funds (Cost $7,744,003)		7,744,103
Total Investments in Securities (Cost $216,954,553)		329,685,839
Other Assets & Liabilities, Net		(4,410,233)
Net Assets		$325,275,606
At December 31, 2025, securities and/or cash totaling $4,973,571 were pledged as collateral.
Investments in derivatives
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Bloom Energy Corp.	Morgan Stanley	USD	373,627	43	115.00	02/20/2026	31,756	18,920

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Bloom Energy Corp.	Morgan Stanley	USD	(1,051,369)	(121)	150.00	02/20/2026	(36,426)	(16,033)
Bloom Energy Corp.	Morgan Stanley	USD	(1,051,369)	(121)	140.00	02/20/2026	(44,506)	(21,780)
Bloom Energy Corp.	Morgan Stanley	USD	(1,051,369)	(121)	145.00	02/20/2026	(39,497)	(22,082)
Teradyne, Inc.	Morgan Stanley	USD	(909,732)	(47)	185.00	01/16/2026	(25,065)	(59,455)
Teradyne, Inc.	Morgan Stanley	USD	(909,732)	(47)	180.00	01/16/2026	(30,553)	(78,960)
Total							(176,047)	(198,310)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	5,370,881	73,262,703	(70,889,581)	100	7,744,103	(172)	276,164	7,746,427
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Cayman Islands	725,431	1,319,834	—	2,045,265
Germany	—	817,167	—	817,167
Israel	6,951,426	—	—	6,951,426
Japan	—	3,648,841	—	3,648,841
Netherlands	4,514,414	—	—	4,514,414
Singapore	1,124,193	—	—	1,124,193
South Korea	306,184	—	—	306,184
Taiwan	3,276,238	—	—	3,276,238
United States	299,239,088	—	—	299,239,088
Total Common Stocks	316,136,974	5,785,842	—	321,922,816
Call Option Contracts Purchased	18,920	—	—	18,920
Money Market Funds	7,744,103	—	—	7,744,103
Total Investments in Securities	323,899,997	5,785,842	—	329,685,839
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Call Option Contracts Written	(198,310)	—	—	(198,310)
Total	323,701,687	5,785,842	—	329,487,529
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $209,178,794)	$321,922,816
Affiliated issuers (cost $7,744,003)	7,744,103
Option contracts purchased (cost $31,756)	18,920
Cash	1,299
Foreign currency (cost $8)	8
Receivable for:
Investments sold	81,954
Capital shares sold	489,845
Dividends	168,261
Foreign tax reclaims	10,489
Expense reimbursement due from Investment Manager	1,662
Prepaid expenses	3,112
Total assets	330,442,469
Liabilities
Option contracts written, at value (premiums received $176,047)	198,310
Payable for:
Investments purchased	1,159,762
Capital shares redeemed	3,573,985
Management services fees	8,297
Distribution and/or service fees	1,652
Service fees	125,899
Compensation of chief compliance officer	50
Compensation of board members	557
Other expenses	23,781
Deferred compensation of board members	74,570
Total liabilities	5,166,863
Net assets applicable to outstanding capital stock	$325,275,606
Represented by
Paid in capital	182,267,957
Total distributable earnings (loss)	143,007,649
Total - representing net assets applicable to outstanding capital stock	$325,275,606
Class 1
Net assets	$88,989,449
Shares outstanding	2,126,677
Net asset value per share	$41.84
Class 2
Net assets	$236,286,157
Shares outstanding	6,954,888
Net asset value per share	$33.97
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$1,574,938
Dividends — affiliated issuers	276,164
Foreign taxes withheld	(25,774)
Total income	1,825,328
Expenses:
Management services fees	2,277,297
Distribution and/or service fees
Class 2	429,437
Service fees	406,116
Custodian fees	16,682
Printing and postage fees	12,368
Accounting services fees	32,423
Legal fees	21,489
Compensation of chief compliance officer	49
Compensation of board members	13,595
Deferred compensation of board members	12,164
Other	8,932
Total expenses	3,230,552
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(472,850)
Total net expenses	2,757,702
Net investment loss	(932,374)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	31,511,745
Investments — affiliated issuers	(172)
Foreign currency translations	1,433
Option contracts purchased	1,179
Option contracts written	250,433
Net realized gain	31,764,618
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	47,379,344
Investments — affiliated issuers	100
Foreign currency translations	(354)
Option contracts purchased	(12,836)
Option contracts written	(52,049)
Net change in unrealized appreciation (depreciation)	47,314,205
Net realized and unrealized gain	79,078,823
Net increase in net assets resulting from operations	$78,146,449
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment loss	$(932,374)	$(524,969)
Net realized gain	31,764,618	25,415,297
Net change in unrealized appreciation (depreciation)	47,314,205	18,589,173
Net increase in net assets resulting from operations	78,146,449	43,479,501
Distributions to shareholders
Net investment income and net realized gains
Class 1	(7,042,268)	(4,148,691)
Class 2	(17,842,292)	(9,357,857)
Total distributions to shareholders	(24,884,560)	(13,506,548)
Increase in net assets from capital stock activity	54,313,743	29,023,262
Total increase in net assets	107,575,632	58,996,215
Net assets at beginning of year	217,699,974	158,703,759
Net assets at end of year	$325,275,606	$217,699,974

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	197,055	7,127,909	191,968	5,997,269
Distributions reinvested	204,717	7,042,268	137,830	4,148,691
Shares redeemed	(351,092)	(13,685,704)	(269,232)	(8,453,213)
Net increase	50,680	484,473	60,566	1,692,747
Class 2
Shares sold	2,677,673	82,006,733	2,192,294	58,252,265
Distributions reinvested	638,136	17,842,292	374,764	9,357,857
Shares redeemed	(1,559,869)	(46,019,755)	(1,533,946)	(40,279,607)
Net increase	1,755,940	53,829,270	1,033,112	27,330,515
Total net increase	1,806,620	54,313,743	1,093,678	29,023,262
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$34.10	(0.07)	11.17	11.10	—	(3.36)	(3.36)
Year Ended 12/31/2024	$28.77	(0.04)	7.50	7.46	—	(2.13)	(2.13)
Year Ended 12/31/2023	$20.66	(0.01)	9.29	9.28	—	(1.17)	(1.17)
Year Ended 12/31/2022	$39.33	(0.04)	(11.51)	(11.55)	—	(7.12)	(7.12)
Year Ended 12/31/2021	$31.55	(0.01)	11.76	11.75	(0.15)	(3.82)	(3.97)
Class 2
Year Ended 12/31/2025	$28.26	(0.13)	9.13	9.00	—	(3.29)	(3.29)
Year Ended 12/31/2024	$24.18	(0.10)	6.25	6.15	—	(2.07)	(2.07)
Year Ended 12/31/2023	$17.55	(0.06)	7.86	7.80	—	(1.17)	(1.17)
Year Ended 12/31/2022	$34.73	(0.10)	(10.04)	(10.14)	—	(7.04)	(7.04)
Year Ended 12/31/2021	$28.26	(0.09)	10.48	10.39	(0.10)	(3.82)	(3.92)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$41.84	34.70%	1.12%	0.94%	(0.20% )	28%	$88,989
Year Ended 12/31/2024	$34.10	26.91%	1.15%	0.95%	(0.12% )	38%	$70,784
Year Ended 12/31/2023	$28.77	45.29%	1.17%	0.97%	(0.04% )	34%	$57,981
Year Ended 12/31/2022	$20.66	(31.72% )	1.17% (c)	0.98% (c)	(0.16% )	15%	$40,656
Year Ended 12/31/2021	$39.33	39.03%	1.17% (c)	0.99% (c)	(0.04% )	35%	$65,802
Class 2
Year Ended 12/31/2025	$33.97	34.37%	1.38%	1.19%	(0.45% )	28%	$236,286
Year Ended 12/31/2024	$28.26	26.58%	1.40%	1.20%	(0.37% )	38%	$146,916
Year Ended 12/31/2023	$24.18	44.87%	1.42%	1.22%	(0.29% )	34%	$100,723
Year Ended 12/31/2022	$17.55	(31.86% )	1.42% (c)	1.23% (c)	(0.41% )	15%	$66,225
Year Ended 12/31/2021	$34.73	38.68%	1.42% (c)	1.24% (c)	(0.28% )	35%	$107,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
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13

Notes to Financial Statements (continued)
December 31, 2025
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
14
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Notes to Financial Statements (continued)
December 31, 2025
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	18,920

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Notes to Financial Statements (continued)
December 31, 2025
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	198,310
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	1,179	250,433	251,612

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	(12,836)	(52,049)	(64,885)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average value ($)
Option contracts purchased	938
Option contracts written	(115,572)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of December 31, 2025:
Morgan Stanley
Assets
Call option contracts purchased	$18,920
Liabilities
Call option contracts written	198,310
Total financial and derivative net assets	(179,390)
Total collateral received (pledged) (a)	(179,390)
Net amount (b)	$-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
16
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Notes to Financial Statements (continued)
December 31, 2025
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
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17

Notes to Financial Statements (continued)
December 31, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.705% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.915% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.16% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
18
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Notes to Financial Statements (continued)
December 31, 2025
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.93	0.95
Class 2	1.18	1.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (pfic) holdings, tax straddles, trustees’ deferred compensation and net operating loss reclassification. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
915,207	(915,207)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
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19

Notes to Financial Statements (continued)
December 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
3,259,619	21,624,941	24,884,560	820,279	12,686,269	13,506,548
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
2,394,093	28,834,486	—	111,853,955
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
217,633,574	122,274,347	(10,420,392)	111,853,955
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $99,836,460 and $69,216,801, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
20
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, two unaffiliated shareholders of record owned 46.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 20.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Seligman Global Technology Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Seligman Global Technology Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025
23

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025.
Dividends received deduction	Capital gain dividend
33.16%	$30,305,101
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
24
Columbia Variable Portfolio – Seligman Global Technology Fund  | 2025

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Columbia Variable Portfolio – Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7072_12_E01_(02/26)

Columbia Variable Portfolio – Select Small Cap Value Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Small Cap Value Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 8.4%
Automobile Components 1.7%
Visteon Corp.	18,956	1,802,716
Hotels, Restaurants & Leisure 2.6%
Six Flags Entertainment Corp.(a)	35,148	539,170
Texas Roadhouse, Inc.	13,153	2,183,398
Total		2,722,568
Household Durables 1.8%
KB Home	33,639	1,897,576
Textiles, Apparel & Luxury Goods 2.3%
Kontoor Brands, Inc.	39,388	2,406,213
Total Consumer Discretionary		8,829,073
Consumer Staples 2.4%
Food Products 2.4%
Nomad Foods Ltd.	113,659	1,421,874
Utz Brands, Inc.	104,015	1,079,676
Total		2,501,550
Total Consumer Staples		2,501,550
Energy 4.7%
Energy Equipment & Services 1.1%
Patterson-UTI Energy, Inc.	188,959	1,154,539
Oil, Gas & Consumable Fuels 3.6%
Murphy Oil Corp.	47,384	1,480,750
PBF Energy, Inc., Class A	52,123	1,413,576
SM Energy Co.	47,384	886,081
Total		3,780,407
Total Energy		4,934,946
Financials 28.6%
Banks 17.3%
Atlantic Union Bankshares Corp.	72,626	2,563,698
Axos Financial, Inc.(a)	42,900	3,696,264
Columbia Banking System, Inc.	89,848	2,511,251
OceanFirst Financial Corp.	84,388	1,514,765
Popular, Inc.	25,635	3,192,070
Common Stocks (continued)
Issuer	Shares	Value ($)
Seacoast Banking Corp. of Florida	65,340	2,052,983
Stock Yards Bancorp, Inc.	42,407	2,754,335
Total		18,285,366
Capital Markets 1.7%
Lazard, Inc.	36,745	1,784,337
Financial Services 1.8%
Radian Group, Inc.	52,552	1,891,346
Insurance 7.8%
CNO Financial Group, Inc.	61,990	2,632,715
Hanover Insurance Group, Inc. (The)	12,676	2,316,793
Kemper Corp.	37,558	1,522,601
Skyward Specialty Insurance Group, Inc.(a)	33,826	1,728,847
Total		8,200,956
Total Financials		30,162,005
Health Care 9.8%
Biotechnology 2.2%
Cytokinetics, Inc.(a)	18,588	1,181,081
Syndax Pharmaceuticals, Inc.(a)	56,264	1,182,107
Total		2,363,188
Health Care Equipment & Supplies 3.8%
CONMED Corp.	20,557	834,614
Integer Holdings Corp.(a)	9,477	743,281
LivaNova PLC(a)	39,229	2,413,761
Total		3,991,656
Health Care Providers & Services 2.1%
Tenet Healthcare Corp.(a)	10,836	2,153,330
Pharmaceuticals 1.7%
Ligand Pharmaceuticals, Inc.(a)	9,498	1,795,787
Total Health Care		10,303,961
Industrials 19.3%
Aerospace & Defense 6.3%
ATI, Inc.(a)	29,207	3,351,795
Kratos Defense & Security Solutions, Inc.(a)	43,268	3,284,474
Total		6,636,269
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.9%
Zurn Elkay Water Solutions Corp.	64,394	2,993,677
Construction & Engineering 3.1%
Primoris Services Corp.	26,649	3,308,207
Electrical Equipment 1.6%
Regal Rexnord Corp.	11,995	1,683,138
Ground Transportation 2.1%
Knight-Swift Transportation Holdings, Inc.	42,474	2,220,541
Machinery 2.7%
Atmus Filtration Technologies, Inc.	55,498	2,880,901
Professional Services 0.6%
Alight, Inc., Class A	312,726	609,817
Total Industrials		20,332,550
Information Technology 10.7%
Communications Equipment 4.9%
Extreme Networks, Inc.(a)	132,363	2,203,844
Viavi Solutions, Inc.(a)	167,197	2,979,450
Total		5,183,294
Electronic Equipment, Instruments & Components 1.2%
Crane NXT Co.	27,308	1,285,388
Semiconductors & Semiconductor Equipment 4.6%
Kulicke & Soffa Industries, Inc.	28,375	1,292,765
MACOM Technology Solutions Holdings, Inc.(a)	20,698	3,545,153
Total		4,837,918
Total Information Technology		11,306,600
Materials 4.2%
Chemicals 2.7%
Chemours Co. LLC (The)	127,652	1,505,017
Minerals Technologies, Inc.	22,299	1,359,124
Total		2,864,141
Containers & Packaging 1.5%
O-I Glass, Inc.(a)	108,244	1,597,682
Total Materials		4,461,823
Real Estate 8.1%
Health Care REITs 2.1%
Sabra Health Care REIT, Inc.	115,331	2,184,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.1%
Apple Hospitality REIT, Inc.	94,771	1,123,036
Industrial REITs 1.1%
First Industrial Realty Trust, Inc.	19,703	1,128,391
Specialized REITs 3.8%
Gaming and Leisure Properties, Inc.	26,636	1,190,363
Outfront Media, Inc.	118,840	2,864,044
Total		4,054,407
Total Real Estate		8,490,203
Utilities 2.7%
Electric Utilities 2.7%
Portland General Electric Co.	60,410	2,899,076
Total Utilities		2,899,076
Total Common Stocks (Cost $79,166,655)		104,221,787

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Total Health Care		—
Total Rights (Cost $—)		—

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(e),(f)	1,228,941	1,228,572
Total Money Market Funds (Cost $1,228,572)		1,228,572
Total Investments in Securities (Cost: $80,395,227)		105,450,359
Other Assets & Liabilities, Net		(42,302)
Net Assets		105,408,057
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	649,815	15,789,554	(15,210,797)	—	1,228,572	(313)	90,259	1,228,941
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	8,829,073	—	—	8,829,073
Consumer Staples	2,501,550	—	—	2,501,550
Energy	4,934,946	—	—	4,934,946
Financials	30,162,005	—	—	30,162,005
Health Care	10,303,961	—	—	10,303,961
Industrials	20,332,550	—	—	20,332,550
Information Technology	11,306,600	—	—	11,306,600
Materials	4,461,823	—	—	4,461,823
Real Estate	8,490,203	—	—	8,490,203
Utilities	2,899,076	—	—	2,899,076
Total Common Stocks	104,221,787	—	—	104,221,787
Rights
Health Care	—	—	0 *	0 *
Total Rights	—	—	0 *	0 *
Money Market Funds	1,228,572	—	—	1,228,572
Total Investments in Securities	105,450,359	—	0 *	105,450,359

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $79,166,655)	$104,221,787
Affiliated issuers (cost $1,228,572)	1,228,572
Receivable for:
Capital shares sold	7,701
Dividends	96,758
Expense reimbursement due from Investment Manager	534
Prepaid expenses	2,841
Total assets	105,558,193
Liabilities
Payable for:
Capital shares redeemed	31,958
Management services fees	2,532
Distribution and/or service fees	453
Service fees	12,107
Compensation of chief compliance officer	17
Accounting services fees	16,699
Compensation of board members	485
Other expenses	6,484
Deferred compensation of board members	79,401
Total liabilities	150,136
Net assets applicable to outstanding capital stock	$105,408,057
Represented by
Trust capital	$105,408,057
Total - representing net assets applicable to outstanding capital stock	$105,408,057
Class 1
Net assets	$13,607,420
Shares outstanding	324,635
Net asset value per share	$41.92
Class 2
Net assets	$39,406,926
Shares outstanding	977,037
Net asset value per share	$40.33
Class 3
Net assets	$52,393,711
Shares outstanding	1,273,673
Net asset value per share	$41.14
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$1,886,316
Dividends — affiliated issuers	90,259
Foreign taxes withheld	(13,223)
Total income	1,963,352
Expenses:
Management services fees	900,599
Distribution and/or service fees
Class 2	97,460
Class 3	64,176
Service fees	81,126
Custodian fees	2,817
Printing and postage fees	14,541
Accounting services fees	32,423
Legal fees	19,140
Compensation of chief compliance officer	16
Compensation of board members	12,125
Deferred compensation of board members	12,645
Other	7,380
Total expenses	1,244,448
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(202,763)
Total net expenses	1,041,685
Net investment income	921,667
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,510,900
Investments — affiliated issuers	(313)
Net realized gain	6,510,587
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(856,548)
Net change in unrealized appreciation (depreciation)	(856,548)
Net realized and unrealized gain	5,654,039
Net increase in net assets resulting from operations	$6,575,706
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$921,667	$930,370
Net realized gain	6,510,587	11,035,013
Net change in unrealized appreciation (depreciation)	(856,548)	1,726,089
Net increase in net assets resulting from operations	6,575,706	13,691,472
Decrease in net assets from capital stock activity	(14,990,173)	(2,750,878)
Total increase (decrease) in net assets	(8,414,467)	10,940,594
Net assets at beginning of year	113,822,524	102,881,930
Net assets at end of year	$105,408,057	$113,822,524

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	113,390	4,313,942	331,072	12,763,254
Shares redeemed	(182,178)	(7,141,149)	(170,435)	(6,429,071)
Net increase (decrease)	(68,788)	(2,827,207)	160,637	6,334,183
Class 2
Shares sold	72,009	2,669,960	80,988	2,817,532
Shares redeemed	(255,793)	(9,701,260)	(152,303)	(5,476,721)
Net decrease	(183,784)	(7,031,300)	(71,315)	(2,659,189)
Class 3
Shares sold	27,823	1,048,185	16,696	612,215
Shares redeemed	(159,483)	(6,179,851)	(193,213)	(7,038,087)
Net decrease	(131,660)	(5,131,666)	(176,517)	(6,425,872)
Total net decrease	(384,232)	(14,990,173)	(87,195)	(2,750,878)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$39.33	0.41	2.18	2.59
Year Ended 12/31/2024	$34.51	0.40	4.42	4.82
Year Ended 12/31/2023	$30.51	0.33	3.67	4.00
Year Ended 12/31/2022	$35.77	0.36	(5.62)	(5.26)
Year Ended 12/31/2021	$27.32	0.20	8.25	8.45
Class 2
Year Ended 12/31/2025	$37.94	0.30	2.09	2.39
Year Ended 12/31/2024	$33.38	0.27	4.29	4.56
Year Ended 12/31/2023	$29.58	0.23	3.57	3.80
Year Ended 12/31/2022	$34.77	0.26	(5.45)	(5.19)
Year Ended 12/31/2021	$26.62	0.11	8.04	8.15
Class 3
Year Ended 12/31/2025	$38.65	0.36	2.13	2.49
Year Ended 12/31/2024	$33.96	0.32	4.37	4.69
Year Ended 12/31/2023	$30.06	0.27	3.63	3.90
Year Ended 12/31/2022	$35.29	0.30	(5.53)	(5.23)
Year Ended 12/31/2021	$26.98	0.15	8.16	8.31

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$41.92	6.59%	1.05%	0.85%	1.04%	9%	$13,607
Year Ended 12/31/2024	$39.33	13.97%	1.04%	0.85%	1.06%	24%	$15,473
Year Ended 12/31/2023	$34.51	13.11%	1.04%	0.85%	1.02%	19%	$8,035
Year Ended 12/31/2022	$30.51	(14.71% )	1.03%	0.85%	1.14%	7%	$7,735
Year Ended 12/31/2021	$35.77	30.93%	1.04%	0.85%	0.59%	16%	$6,364
Class 2
Year Ended 12/31/2025	$40.33	6.30%	1.30%	1.10%	0.79%	9%	$39,407
Year Ended 12/31/2024	$37.94	13.66%	1.29%	1.10%	0.76%	24%	$44,040
Year Ended 12/31/2023	$33.38	12.85%	1.29%	1.10%	0.75%	19%	$41,129
Year Ended 12/31/2022	$29.58	(14.93% )	1.28%	1.10%	0.84%	7%	$37,261
Year Ended 12/31/2021	$34.77	30.62%	1.29%	1.10%	0.34%	16%	$41,125
Class 3
Year Ended 12/31/2025	$41.14	6.44%	1.17%	0.97%	0.93%	9%	$52,394
Year Ended 12/31/2024	$38.65	13.81%	1.16%	0.97%	0.88%	24%	$54,309
Year Ended 12/31/2023	$33.96	12.97%	1.16%	0.97%	0.87%	19%	$53,718
Year Ended 12/31/2022	$30.06	(14.82% )	1.15%	0.97%	0.95%	7%	$52,200
Year Ended 12/31/2021	$35.29	30.80%	1.16%	0.98%	0.45%	16%	$62,331
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.87% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
14
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.85	0.85	0.85
Class 2	1.10	1.10	1.10
Class 3	0.975	0.975	0.975
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,994,970 and $23,468,090, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
16
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 83.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Select Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Select Small Cap Value Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Select Small Cap Value Fund  | 2025
19

Columbia Variable Portfolio – Select Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7022_12_E01_(02/26)

Variable Portfolio – Partners Small Cap Value Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners Small Cap Value Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 0.9%
Interactive Media & Services 0.4%
Cargurus, Inc.(a)	45,381	1,740,362
Media 0.5%
John Wiley & Sons, Inc., Class A	63,737	1,952,264
Total Communication Services		3,692,626
Consumer Discretionary 9.0%
Automobile Components 0.9%
Gentherm, Inc.(a)	39,564	1,438,943
Goodyear Tire & Rubber Co. (The)(a)	250,514	2,194,502
Total		3,633,445
Automobiles 0.3%
Winnebago Industries, Inc.	29,956	1,213,817
Diversified Consumer Services 0.6%
Laureate Education, Inc., Class A(a)	77,460	2,608,078
Hotels, Restaurants & Leisure 1.4%
El Pollo Loco Holdings, Inc.(a)	25,509	266,824
Papa John’s International, Inc.	99,397	3,825,791
Wyndham Hotels & Resorts, Inc.	22,597	1,707,429
Total		5,800,044
Household Durables 1.5%
La-Z-Boy, Inc.	58,117	2,166,021
Taylor Morrison Home Corp., Class A(a)	31,656	1,863,589
Tri Pointe Homes, Inc.(a)	69,133	2,175,615
Total		6,205,225
Leisure Products 0.4%
YETI Holdings, Inc.(a)	37,114	1,639,325
Specialty Retail 1.0%
Advance Auto Parts, Inc.	57,157	2,246,270
Valvoline, Inc.(a)	55,779	1,620,938
Total		3,867,208
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.9%
Capri Holdings Ltd.(a)	108,717	2,652,695
Steven Madden Ltd.	52,998	2,206,837
VF Corp.	394,074	7,124,858
Total		11,984,390
Total Consumer Discretionary		36,951,532
Consumer Staples 0.4%
Household Products 0.2%
Central Garden & Pet Co., Class A(a)	29,267	854,304
Personal Care Products 0.2%
Edgewell Personal Care Co.	53,591	913,726
Total Consumer Staples		1,768,030
Energy 4.2%
Energy Equipment & Services 1.5%
Expro Group Holdings NV(a)	170,641	2,278,057
Helmerich & Payne, Inc.	56,885	1,631,462
Innovex International, Inc.(a)	47,196	1,032,177
Valaris Ltd.(a)	20,215	1,018,836
Total		5,960,532
Oil, Gas & Consumable Fuels 2.7%
Crescent Energy Co., Class A	221,584	1,859,090
Gulfport Energy Corp.(a)	15,491	3,221,973
Matador Resources Co.	33,323	1,414,228
Murphy Oil Corp.	91,995	2,874,844
PBF Energy, Inc., Class A	67,672	1,835,264
Total		11,205,399
Total Energy		17,165,931
Financials 22.5%
Banks 18.4%
Ameris Bancorp	60,998	4,530,321
Atlantic Union Bankshares Corp.	89,759	3,168,493
Banc of California, Inc.	187,286	3,612,747
Cadence Bank	112,700	4,828,068
Columbia Banking System, Inc.	75,636	2,114,026
Community Financial System, Inc.	38,016	2,183,639
Eastern Bankshares, Inc.	151,265	2,787,814
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Enterprise Financial Services Corp.	19,860	1,072,440
FB Financial Corp.	39,010	2,176,758
First BanCorp	47,037	2,389,009
First Merchants Corp.	61,615	2,309,330
Glacier Bancorp, Inc.	47,836	2,107,176
Hancock Whitney Corp.	89,418	5,694,138
Live Oak Bancshares, Inc.	56,492	1,940,500
National Bank Holdings Corp., Class A	78,496	2,983,633
Old National Bancorp	144,391	3,221,363
Peoples Bancorp, Inc.	20,702	621,681
Renasant Corp.	76,522	2,695,105
Seacoast Banking Corp. of Florida	193,747	6,087,531
Southstate Bank Corp.	24,017	2,260,240
Stellar Bancorp, Inc.	41,544	1,285,371
Texas Capital Bancshares, Inc.(a)	73,020	6,611,231
UMB Financial Corp.	18,092	2,081,304
United Community Banks, Inc.	51,077	1,594,624
WaFd, Inc.	80,427	2,576,077
WesBanco, Inc.	78,969	2,624,930
Total		75,557,549
Capital Markets 2.4%
Acadian Asset Management, Inc.	20,581	967,307
DigitalBridge Group, Inc.	438,306	6,723,614
Perella Weinberg Partners	116,409	2,013,876
Total		9,704,797
Financial Services 0.6%
Essent Group Ltd.	34,421	2,237,709
Insurance 1.1%
Hanover Insurance Group, Inc. (The)	12,036	2,199,819
Selective Insurance Group, Inc.	28,631	2,395,556
Total		4,595,375
Total Financials		92,095,430
Health Care 6.5%
Biotechnology 0.9%
ADMA Biologics, Inc.(a)	71,923	1,311,876
Galapagos NV, ADR(a)	45,889	1,500,570
Geron Corp.(a)	649,870	857,828
Total		3,670,274
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.7%
Angiodynamics, Inc.(a)	122,652	1,574,852
Haemonetics Corp.(a)	25,164	2,016,894
ICU Medical, Inc.(a)	40,299	5,749,458
Lantheus Holdings, Inc.(a)	41,867	2,786,249
QuidelOrtho Corp.(a)	112,303	3,207,374
Total		15,334,827
Health Care Providers & Services 1.4%
AdaptHealth Corp.(a)	352,177	3,507,683
NeoGenomics, Inc.(a)	196,021	2,305,207
Total		5,812,890
Pharmaceuticals 0.5%
ANI Pharmaceuticals, Inc.(a)	25,553	2,017,154
Total Health Care		26,835,145
Industrials 22.2%
Aerospace & Defense 2.0%
AAR Corp.(a)	14,321	1,185,636
Mercury Systems, Inc.(a)	65,056	4,749,738
V2X, Inc.(a)	37,987	2,072,191
Total		8,007,565
Air Freight & Logistics 0.8%
GXO Logistics, Inc.(a)	24,419	1,285,416
HUB Group, Inc., Class A	50,430	2,148,822
Total		3,434,238
Building Products 4.3%
Apogee Enterprises, Inc.	74,749	2,721,611
Armstrong World Industries, Inc.	9,720	1,857,492
AZZ, Inc.	35,908	3,848,619
Gibraltar Industries, Inc.(a)	26,086	1,289,692
Hayward Holdings, Inc.(a)	147,102	2,272,726
Janus International Group, Inc.(a)	211,352	1,382,242
Modine Manufacturing Co.(a)	10,277	1,372,082
Quanex Building Products Corp.	100,557	1,546,567
Tecnoglass, Inc.	28,021	1,410,017
Total		17,701,048
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.2%
ABM Industries, Inc.	37,803	1,599,067
Brady Corp., Class A	28,420	2,227,275
OPENLANE, Inc.(a)	41,192	1,226,698
Total		5,053,040
Construction & Engineering 2.4%
Centuri Holdings, Inc.(a)	64,586	1,630,797
Granite Construction, Inc.	17,087	1,970,985
Valmont Industries, Inc.	15,697	6,315,217
Total		9,916,999
Electrical Equipment 1.7%
EnerSys	28,453	4,175,478
Thermon(a)	71,502	2,657,014
Total		6,832,492
Ground Transportation 0.8%
ArcBest Corp.	15,009	1,113,518
Knight-Swift Transportation Holdings, Inc.	43,442	2,271,148
Total		3,384,666
Machinery 4.3%
Albany International Corp., Class A	38,787	1,966,501
Astec Industries, Inc.	17,625	763,515
Atmus Filtration Technologies, Inc.	54,439	2,825,929
Columbus McKinnon Corp.	50,993	879,629
Enerpac Tool Group Corp.	28,769	1,100,127
ESCO Technologies, Inc.	7,870	1,537,719
Franklin Electric Co., Inc.	27,313	2,609,211
REV Group, Inc.	55,551	3,378,056
Timken Co. (The)	28,349	2,385,001
Total		17,445,688
Marine Transportation 1.0%
Kirby Corp.(a)	24,165	2,662,500
Matson, Inc.	12,911	1,595,154
Total		4,257,654
Passenger Airlines 0.5%
Alaska Air Group, Inc.(a)	42,470	2,136,241
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.6%
Huron Consulting Group, Inc.(a)	15,664	2,708,462
Korn/Ferry International	33,194	2,191,468
MAXIMUS, Inc.	25,062	2,163,352
TriNet Group, Inc.	32,302	1,910,017
Verra Mobility Corp.(a)	64,706	1,450,062
Total		10,423,361
Trading Companies & Distributors 0.6%
Air Lease Corp.	11,053	709,934
Rush Enterprises, Inc., Class A	18,433	994,276
Titan Machinery, Inc.(a)	56,204	845,308
Total		2,549,518
Total Industrials		91,142,510
Information Technology 13.9%
Communications Equipment 1.5%
ADTRAN Holdings, Inc.(a)	199,616	1,734,663
Extreme Networks, Inc.(a)	119,352	1,987,211
Viavi Solutions, Inc.(a)	149,271	2,660,009
Total		6,381,883
Electronic Equipment, Instruments & Components 5.9%
Avnet, Inc.	43,053	2,069,988
Belden, Inc.	44,056	5,134,727
Frequency Electronics, Inc.(a)	31,280	1,684,115
IPG Photonics Corp.(a)	38,773	2,776,147
Knowles Corp.(a)	99,461	2,131,449
Littelfuse, Inc.	15,514	3,923,801
Rogers Corp.(a)	13,531	1,239,034
Sanmina Corp.(a)	18,492	2,775,094
Vishay Intertechnology, Inc.	127,554	1,848,257
Vishay Precision Group, Inc.(a)	15,415	593,478
Total		24,176,090
Semiconductors & Semiconductor Equipment 5.2%
Allegro MicroSystems, Inc.(a)	84,509	2,229,348
Ambarella, Inc.(a)	18,285	1,295,309
Amkor Technology, Inc.	36,538	1,442,520
Axcelis Technologies, Inc.(a)	10,283	826,136
Cohu, Inc.(a)	49,226	1,145,489
Diodes, Inc.(a)	37,801	1,865,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Kulicke & Soffa Industries, Inc.	50,911	2,319,505
Onto Innovation, Inc.(a)	16,930	2,672,570
Synaptics, Inc.(a)	21,127	1,563,821
Tower Semiconductor Ltd.(a)	30,256	3,552,660
Universal Display Corp.	13,749	1,605,608
Veeco Instruments, Inc.(a)	32,701	934,595
Total		21,452,662
Software 1.3%
Core Scientific, Inc.(a)	122,060	1,777,194
Progress Software Corp.(a)	61,346	2,635,424
Riot Platforms, Inc.(a)	61,667	781,321
Total		5,193,939
Total Information Technology		57,204,574
Materials 7.9%
Chemicals 2.8%
Ecovyst, Inc.(a)	220,079	2,141,369
Element Solutions, Inc.	81,764	2,043,282
Ingevity Corp.(a)	85,707	5,072,140
Sensient Technologies Corp.	24,202	2,273,778
Total		11,530,569
Construction Materials 0.3%
Eagle Materials, Inc.	6,269	1,295,677
Containers & Packaging 2.1%
Greif, Inc., Class A	23,002	1,557,236
O-I Glass, Inc.(a)	226,616	3,344,852
Silgan Holdings, Inc.	92,030	3,715,251
Total		8,617,339
Metals & Mining 2.7%
Alamos Gold, Inc., Class A	106,825	4,121,308
Almonty Industries, Inc.(a)	100,310	883,731
Commercial Metals Co.	41,304	2,859,063
IAMGOLD Corp.(a)	98,544	1,624,991
MP Materials Corp.(a)	29,739	1,502,414
Total		10,991,507
Total Materials		32,435,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.9%
Health Care REITs 1.5%
CareTrust REIT, Inc.	115,394	4,172,647
Sila Realty Trust, Inc.	78,960	1,840,558
Total		6,013,205
Hotel & Resort REITs 0.3%
Sunstone Hotel Investors, Inc.	144,929	1,295,665
Industrial REITs 1.4%
LXP Industrial Trust	48,712	2,415,141
STAG Industrial, Inc.	55,893	2,054,627
Terreno Realty Corp.	21,307	1,250,934
Total		5,720,702
Office REITs 0.5%
Empire State Realty Trust, Inc., Class A	304,268	1,983,827
Residential REITs 0.8%
Elme Communities	116,998	2,035,765
UMH Properties, Inc.	91,392	1,454,047
Total		3,489,812
Retail REITs 0.9%
Kite Realty Group Trust	102,732	2,462,486
NetSTREIT Corp.	82,874	1,461,897
Total		3,924,383
Specialized REITs 0.5%
Four Corners Property Trust, Inc.	84,420	1,946,725
Total Real Estate		24,374,319
Utilities 3.6%
Electric Utilities 1.7%
IDACORP, Inc.	17,723	2,243,023
OGE Energy Corp.	41,091	1,754,586
TXNM Energy, Inc.	46,233	2,722,199
Total		6,719,808
Gas Utilities 1.4%
New Jersey Resources Corp.	27,166	1,252,896
Northwest Natural Holding Co.	46,399	2,168,689
Spire, Inc.	27,334	2,260,522
Total		5,682,107
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.5%
Northwestern Energy Group, Inc.	33,286	2,148,278
Total Utilities		14,550,193
Total Common Stocks (Cost $353,200,657)		398,215,382

Rights 0.0%

Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	2,230
Total Health Care		2,230
Total Rights (Cost $—)		2,230

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(e),(f)	12,649,427	12,645,632
Total Money Market Funds (Cost $12,645,665)		12,645,632
Total Investments in Securities (Cost: $365,846,322)		410,863,244
Other Assets & Liabilities, Net		(501,272)
Net Assets		410,361,972
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $2,230, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $2,230, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	2,230

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	5,751,113	86,225,181	(79,330,597)	(65)	12,645,632	(277)	444,131	12,649,427
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund  | 2025
7

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,692,626	—	—	3,692,626
Consumer Discretionary	36,951,532	—	—	36,951,532
Consumer Staples	1,768,030	—	—	1,768,030
Energy	17,165,931	—	—	17,165,931
Financials	92,095,430	—	—	92,095,430
Health Care	26,835,145	—	—	26,835,145
Industrials	91,142,510	—	—	91,142,510
Information Technology	57,204,574	—	—	57,204,574
Materials	32,435,092	—	—	32,435,092
Real Estate	24,374,319	—	—	24,374,319
Utilities	14,550,193	—	—	14,550,193
Total Common Stocks	398,215,382	—	—	398,215,382
Rights
Health Care	—	—	2,230	2,230
Total Rights	—	—	2,230	2,230
Money Market Funds	12,645,632	—	—	12,645,632
Total Investments in Securities	410,861,014	—	2,230	410,863,244
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund  | 2025
9

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $353,200,657)	$398,217,612
Affiliated issuers (cost $12,645,665)	12,645,632
Receivable for:
Capital shares sold	401
Dividends	489,858
Foreign tax reclaims	585
Expense reimbursement due from Investment Manager	761
Prepaid expenses	3,998
Total assets	411,358,847
Liabilities
Payable for:
Investments purchased	349,522
Capital shares redeemed	398,352
Management services fees	9,889
Distribution and/or service fees	321
Service fees	4,155
Compensation of chief compliance officer	67
Compensation of board members	618
Other expenses	25,726
Deferred compensation of board members	208,225
Total liabilities	996,875
Net assets applicable to outstanding capital stock	$410,361,972
Represented by
Trust capital	$410,361,972
Total - representing net assets applicable to outstanding capital stock	$410,361,972
Class 1
Net assets	$330,499,432
Shares outstanding	7,832,449
Net asset value per share	$42.20
Class 2
Net assets	$12,938,464
Shares outstanding	318,916
Net asset value per share	$40.57
Class 3
Net assets	$66,924,076
Shares outstanding	1,618,619
Net asset value per share	$41.35
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$6,188,384
Dividends — affiliated issuers	444,131
Foreign taxes withheld	(10,357)
Total income	6,622,158
Expenses:
Management services fees	3,489,096
Distribution and/or service fees
Class 2	31,239
Class 3	81,536
Service fees	47,803
Custodian fees	9,119
Printing and postage fees	17,177
Accounting services fees	32,423
Legal fees	24,024
Compensation of chief compliance officer	63
Compensation of board members	15,269
Deferred compensation of board members	31,435
Other	13,080
Total expenses	3,792,264
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(368,211)
Total net expenses	3,424,053
Net investment income	3,198,105
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(8,086,046)
Investments — affiliated issuers	(277)
Net realized loss	(8,086,323)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	34,409,236
Investments — affiliated issuers	(65)
Net change in unrealized appreciation (depreciation)	34,409,171
Net realized and unrealized gain	26,322,848
Net increase in net assets resulting from operations	$29,520,953
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund  | 2025
11

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$3,198,105	$5,169,174
Net realized gain (loss)	(8,086,323)	23,769,773
Net change in unrealized appreciation (depreciation)	34,409,171	9,858,681
Net increase in net assets resulting from operations	29,520,953	38,797,628
Decrease in net assets from capital stock activity	(33,250,338)	(229,540,758)
Total decrease in net assets	(3,729,385)	(190,743,130)
Net assets at beginning of year	414,091,357	604,834,487
Net assets at end of year	$410,361,972	$414,091,357

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	39,044	1,470,018	322,908	13,190,292
Shares redeemed	(624,095)	(26,095,381)	(6,125,105)	(232,461,171)
Net decrease	(585,051)	(24,625,363)	(5,802,197)	(219,270,879)
Class 2
Shares sold	34,898	1,290,354	27,763	997,833
Shares redeemed	(72,239)	(2,676,545)	(51,306)	(1,835,119)
Net decrease	(37,341)	(1,386,191)	(23,543)	(837,286)
Class 3
Shares sold	38,091	1,386,530	14,262	521,917
Shares redeemed	(226,170)	(8,625,314)	(268,868)	(9,954,510)
Net decrease	(188,079)	(7,238,784)	(254,606)	(9,432,593)
Total net decrease	(810,471)	(33,250,338)	(6,080,346)	(229,540,758)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Partners Small Cap Value Fund  | 2025

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Variable Portfolio – Partners Small Cap Value Fund  | 2025
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$39.31	0.32	2.57	2.89
Year Ended 12/31/2024	$36.41	0.39	2.51	2.90
Year Ended 12/31/2023	$32.69	0.37	3.35	3.72
Year Ended 12/31/2022	$37.55	0.19	(5.05)	(4.86)
Year Ended 12/31/2021	$30.28	0.12	7.15	7.27
Class 2
Year Ended 12/31/2025	$37.89	0.21	2.47	2.68
Year Ended 12/31/2024	$35.18	0.28	2.43	2.71
Year Ended 12/31/2023	$31.67	0.28	3.23	3.51
Year Ended 12/31/2022	$36.47	0.11	(4.91)	(4.80)
Year Ended 12/31/2021	$29.47	0.03	6.97	7.00
Class 3
Year Ended 12/31/2025	$38.57	0.27	2.51	2.78
Year Ended 12/31/2024	$35.77	0.33	2.47	2.80
Year Ended 12/31/2023	$32.15	0.32	3.30	3.62
Year Ended 12/31/2022	$36.98	0.15	(4.98)	(4.83)
Year Ended 12/31/2021	$29.85	0.07	7.06	7.13

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$42.20	7.35%	0.92%	0.83%	0.83%	36%	$330,499
Year Ended 12/31/2024	$39.31	7.96%	0.91% (c)	0.81% (c)	1.02%	27%	$330,910
Year Ended 12/31/2023	$36.41	11.38%	0.89%	0.83%	1.10%	26%	$517,746
Year Ended 12/31/2022	$32.69	(12.94% )	0.89%	0.87%	0.57%	23%	$509,055
Year Ended 12/31/2021	$37.55	24.01%	0.88% (c)	0.88% (c)	0.33%	104%	$651,132
Class 2
Year Ended 12/31/2025	$40.57	7.07%	1.17%	1.08%	0.57%	36%	$12,938
Year Ended 12/31/2024	$37.89	7.70%	1.16% (c)	1.06% (c)	0.76%	27%	$13,499
Year Ended 12/31/2023	$35.18	11.08%	1.15%	1.08%	0.86%	26%	$13,363
Year Ended 12/31/2022	$31.67	(13.16% )	1.14%	1.12%	0.34%	23%	$12,363
Year Ended 12/31/2021	$36.47	23.75%	1.14% (c)	1.13% (c)	0.10%	104%	$13,159
Class 3
Year Ended 12/31/2025	$41.35	7.21%	1.04%	0.95%	0.70%	36%	$66,924
Year Ended 12/31/2024	$38.57	7.83%	1.04% (c)	0.94% (c)	0.88%	27%	$69,682
Year Ended 12/31/2023	$35.77	11.26%	1.02%	0.95%	0.98%	26%	$73,725
Year Ended 12/31/2022	$32.15	(13.06% )	1.01%	0.99%	0.44%	23%	$72,319
Year Ended 12/31/2021	$36.98	23.89%	1.01% (c)	1.01% (c)	0.20%	104%	$92,957
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Small Cap Value Fund  | 2025
15

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Variable Portfolio – Partners Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
16
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Variable Portfolio – Partners Small Cap Value Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Segall Bryant & Hamill, LLC and William Blair Investment Management, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
18
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.84	0.81	0.81
Class 2	1.09	1.06	1.06
Class 3	0.965	0.935	0.935
Variable Portfolio – Partners Small Cap Value Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $142,424,367 and $178,273,652, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included
20
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Variable Portfolio – Partners Small Cap Value Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Variable Portfolio – Partners Small Cap Value Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Partners Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Partners Small Cap Value Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Variable Portfolio – Partners Small Cap Value Fund  | 2025
23

Variable Portfolio – Partners Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7058_12_E01_(02/26)

CTIVP® – Victory Sycamore Established Value Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – Victory Sycamore Established Value Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.8%
Issuer	Shares	Value ($)
Consumer Discretionary 11.8%
Automobile Components 1.3%
BorgWarner, Inc.	114,300	5,150,358
Hotels, Restaurants & Leisure 3.5%
Expedia Group, Inc.	25,400	7,196,074
Hilton Worldwide Holdings, Inc.	10,200	2,929,950
Texas Roadhouse, Inc.	21,600	3,585,600
Total		13,711,624
Household Durables 1.2%
TopBuild Corp.(a)	11,600	4,839,404
Specialty Retail 5.8%
AutoZone, Inc.(a)	1,450	4,917,675
Lowe’s Companies, Inc.	27,600	6,656,016
Penske Automotive Group, Inc.	26,800	4,242,172
Tractor Supply Co.	81,900	4,095,819
Williams-Sonoma, Inc.	15,700	2,803,863
Total		22,715,545
Total Consumer Discretionary		46,416,931
Consumer Staples 7.1%
Consumer Staples Distribution & Retail 4.6%
Casey’s General Stores, Inc.	10,550	5,831,090
Performance Food Group, Inc.(a)	71,500	6,429,280
U.S. Foods Holding Corp.(a)	75,400	5,679,128
Total		17,939,498
Food Products 1.2%
Archer-Daniels-Midland Co.	84,900	4,880,901
Personal Care Products 1.3%
Estee Lauder Companies, Inc. (The), Class A	47,800	5,005,616
Total Consumer Staples		27,826,015
Energy 5.9%
Energy Equipment & Services 1.2%
Baker Hughes Co.	104,500	4,758,930
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.7%
Chord Energy Corp.	33,000	3,059,100
Coterra Energy, Inc.	228,700	6,019,384
Devon Energy Corp.	146,800	5,377,284
Expand Energy Corp.	36,800	4,061,248
Total		18,517,016
Total Energy		23,275,946
Financials 13.0%
Banks 3.4%
Huntington Bancshares, Inc.	374,100	6,490,635
Truist Financial Corp.	141,400	6,958,294
Total		13,448,929
Capital Markets 1.7%
Raymond James Financial, Inc.	40,000	6,423,600
Insurance 7.9%
American Financial Group, Inc.	48,500	6,628,980
F&G Annuities & Life, Inc.	5,202	160,482
Fidelity National Financial, Inc.	71,000	3,875,890
Hartford Insurance Group, Inc. (The)	51,200	7,055,360
Old Republic International Corp.	133,700	6,102,068
Willis Towers Watson PLC	22,200	7,294,920
Total		31,117,700
Total Financials		50,990,229
Health Care 8.2%
Health Care Equipment & Supplies 1.9%
Hologic, Inc.(a)	100,200	7,463,898
Health Care Providers & Services 4.6%
Labcorp Holdings, Inc.	29,900	7,501,312
Molina Healthcare, Inc.(a)	25,600	4,442,624
Quest Diagnostics, Inc.	36,400	6,316,492
Total		18,260,428
Life Sciences Tools & Services 1.7%
IQVIA Holdings, Inc.(a)	29,400	6,627,054
Total Health Care		32,351,380
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.7%
Aerospace & Defense 3.2%
L3Harris Technologies, Inc.	19,100	5,607,187
StandardAero, Inc.(a)	92,400	2,650,032
Textron, Inc.	47,500	4,140,575
Total		12,397,794
Building Products 1.6%
Builders FirstSource, Inc.(a)	26,400	2,716,296
Carrier Global Corp.	70,900	3,746,356
Total		6,462,652
Commercial Services & Supplies 1.0%
Republic Services, Inc.	18,300	3,878,319
Electrical Equipment 2.3%
Hubbell, Inc.	12,000	5,329,320
Regal Rexnord Corp.	27,800	3,900,896
Total		9,230,216
Ground Transportation 3.9%
CSX Corp.	187,300	6,789,625
Knight-Swift Transportation Holdings, Inc.	108,200	5,656,696
Landstar System, Inc.	20,400	2,931,480
Total		15,377,801
Machinery 5.4%
AGCO Corp.	36,100	3,765,952
Lincoln Electric Holdings, Inc.	30,000	7,189,200
Middleby Corp. (The)(a)	22,700	3,374,809
Xylem, Inc.	49,400	6,727,292
Total		21,057,253
Professional Services 1.3%
FTI Consulting, Inc.(a)	29,500	5,039,485
Total Industrials		73,443,520
Information Technology 9.9%
Electronic Equipment, Instruments & Components 4.3%
Keysight Technologies, Inc.(a)	34,800	7,071,012
Trimble Navigation Ltd.(a)	85,000	6,659,750
Zebra Technologies Corp., Class A(a)	13,600	3,302,352
Total		17,033,114
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.1%
Akamai Technologies, Inc.(a)	47,100	4,109,475
Semiconductors & Semiconductor Equipment 3.3%
Microchip Technology, Inc.	98,900	6,301,908
MKS, Inc.	41,700	6,663,660
Total		12,965,568
Software 1.2%
Check Point Software Technologies Ltd.(a)	26,200	4,861,672
Total Information Technology		38,969,829
Materials 10.1%
Chemicals 3.2%
CF Industries Holdings, Inc.	61,000	4,717,740
RPM International, Inc.	61,200	6,364,800
Westlake Corp.	20,200	1,493,588
Total		12,576,128
Containers & Packaging 4.3%
AptarGroup, Inc.	41,200	5,024,752
Crown Holdings, Inc.	38,700	3,984,939
Packaging Corp. of America	39,900	8,228,577
Total		17,238,268
Metals & Mining 2.6%
Franco-Nevada Corp.	21,700	4,497,976
Steel Dynamics, Inc.	33,400	5,659,630
Total		10,157,606
Total Materials		39,972,002
Real Estate 6.5%
Residential REITs 3.0%
Camden Property Trust	47,000	5,173,760
Equity LifeStyle Properties, Inc.	111,200	6,739,832
Total		11,913,592
Retail REITs 1.7%
NNN REIT, Inc.	168,400	6,673,692
Specialized REITs 1.8%
Lamar Advertising Co., Class A	56,200	7,113,796
Total Real Estate		25,701,080
The accompanying Notes to Financial Statements are an integral part of this statement.
4
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.6%
Electric Utilities 2.4%
Alliant Energy Corp.	144,500	9,393,945
Multi-Utilities 1.7%
CMS Energy Corp.	98,100	6,860,133
Water Utilities 1.5%
American Water Works Co., Inc.	44,800	5,846,400
Total Utilities		22,100,478
Total Common Stocks (Cost $340,120,382)		381,047,410

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	12,602,300	12,598,519
Total Money Market Funds (Cost $12,598,585)		12,598,519
Total Investments in Securities (Cost: $352,718,967)		393,645,929
Other Assets & Liabilities, Net		(141,521)
Net Assets		393,504,408
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	14,713,275	100,882,583	(102,997,273)	(66)	12,598,519	(861)	608,488	12,602,300
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	46,416,931	—	—	46,416,931
Consumer Staples	27,826,015	—	—	27,826,015
Energy	23,275,946	—	—	23,275,946
Financials	50,990,229	—	—	50,990,229
Health Care	32,351,380	—	—	32,351,380
Industrials	73,443,520	—	—	73,443,520
Information Technology	38,969,829	—	—	38,969,829
Materials	39,972,002	—	—	39,972,002
Real Estate	25,701,080	—	—	25,701,080
Utilities	22,100,478	—	—	22,100,478
Total Common Stocks	381,047,410	—	—	381,047,410
Money Market Funds	12,598,519	—	—	12,598,519
Total Investments in Securities	393,645,929	—	—	393,645,929
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $340,120,382)	$381,047,410
Affiliated issuers (cost $12,598,585)	12,598,519
Receivable for:
Capital shares sold	35,407
Dividends	360,675
Foreign tax reclaims	5,106
Prepaid expenses	4,014
Total assets	394,051,131
Liabilities
Payable for:
Capital shares redeemed	375,166
Management services fees	8,381
Distribution and/or service fees	814
Service fees	8,730
Compensation of chief compliance officer	71
Compensation of board members	632
Other expenses	28,144
Deferred compensation of board members	124,785
Total liabilities	546,723
Net assets applicable to outstanding capital stock	$393,504,408
Represented by
Trust capital	$393,504,408
Total - representing net assets applicable to outstanding capital stock	$393,504,408
Class 1
Net assets	$238,925,800
Shares outstanding	4,602,056
Net asset value per share	$51.92
Class 2
Net assets	$80,818,152
Shares outstanding	1,617,878
Net asset value per share	$49.95
Class 3
Net assets	$73,760,456
Shares outstanding	1,447,577
Net asset value per share	$50.95
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$8,045,820
Dividends — affiliated issuers	608,488
Interfund lending	3,187
Foreign taxes withheld	(8,687)
Total income	8,648,808
Expenses:
Management services fees	3,387,520
Distribution and/or service fees
Class 2	209,882
Class 3	99,442
Service fees	108,019
Custodian fees	14,098
Printing and postage fees	14,084
Accounting services fees	32,422
Legal fees	24,726
Compensation of chief compliance officer	69
Compensation of board members	15,683
Deferred compensation of board members	19,215
Other	12,011
Total expenses	3,937,171
Net investment income	4,711,637
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,142,116
Investments — affiliated issuers	(861)
Net realized gain	18,141,255
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(12,619,971)
Investments — affiliated issuers	(66)
Net change in unrealized appreciation (depreciation)	(12,620,037)
Net realized and unrealized gain	5,521,218
Net increase in net assets resulting from operations	$10,232,855
The accompanying Notes to Financial Statements are an integral part of this statement.
8
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$4,711,637	$4,565,029
Net realized gain	18,141,255	52,355,565
Net change in unrealized appreciation (depreciation)	(12,620,037)	(13,874,588)
Net increase in net assets resulting from operations	10,232,855	43,046,006
Decrease in net assets from capital stock activity	(67,422,676)	(60,452,300)
Total decrease in net assets	(57,189,821)	(17,406,294)
Net assets at beginning of year	450,694,229	468,100,523
Net assets at end of year	$393,504,408	$450,694,229

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	92,481	4,670,874	275,657	14,567,119
Shares redeemed	(991,514)	(51,953,933)	(1,310,400)	(64,359,378)
Net decrease	(899,033)	(47,283,059)	(1,034,743)	(49,792,259)
Class 2
Shares sold	90,384	4,388,748	104,035	4,948,446
Shares redeemed	(228,128)	(11,237,616)	(147,673)	(7,077,571)
Net decrease	(137,744)	(6,848,868)	(43,638)	(2,129,125)
Class 3
Shares sold	24,774	1,211,585	44,906	2,185,091
Shares redeemed	(290,416)	(14,502,334)	(219,769)	(10,716,007)
Net decrease	(265,642)	(13,290,749)	(174,863)	(8,530,916)
Total net decrease	(1,302,419)	(67,422,676)	(1,253,244)	(60,452,300)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$50.76	0.58	0.58	1.16
Year Ended 12/31/2024	$46.19	0.53	4.04	4.57
Year Ended 12/31/2023	$42.02	0.55	3.62	4.17
Year Ended 12/31/2022	$43.21	0.56	(1.75)	(1.19)
Year Ended 12/31/2021	$32.76	0.58 (c)	9.87	10.45
Class 2
Year Ended 12/31/2025	$48.97	0.44	0.54	0.98
Year Ended 12/31/2024	$44.67	0.39	3.91	4.30
Year Ended 12/31/2023	$40.73	0.44	3.50	3.94
Year Ended 12/31/2022	$41.99	0.45	(1.71)	(1.26)
Year Ended 12/31/2021	$31.92	0.50 (c)	9.57	10.07
Class 3
Year Ended 12/31/2025	$49.89	0.51	0.55	1.06
Year Ended 12/31/2024	$45.45	0.46	3.98	4.44
Year Ended 12/31/2023	$41.39	0.49	3.57	4.06
Year Ended 12/31/2022	$42.62	0.51	(1.74)	(1.23)
Year Ended 12/31/2021	$32.35	0.55 (c)	9.72	10.27

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.15 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$51.92	2.29%	0.82%	0.82%	1.14%	58%	$238,926
Year Ended 12/31/2024	$50.76	9.90%	0.82%	0.82%	1.06%	36%	$279,263
Year Ended 12/31/2023	$46.19	9.92%	0.82%	0.82%	1.29%	29%	$301,914
Year Ended 12/31/2022	$42.02	(2.75% )	0.81%	0.81%	1.37%	30%	$318,668
Year Ended 12/31/2021	$43.21	31.90%	0.80%	0.80%	1.48%	24%	$403,832
Class 2
Year Ended 12/31/2025	$49.95	2.00%	1.07%	1.07%	0.90%	58%	$80,818
Year Ended 12/31/2024	$48.97	9.62%	1.07%	1.07%	0.81%	36%	$85,967
Year Ended 12/31/2023	$44.67	9.67%	1.07%	1.07%	1.05%	29%	$80,372
Year Ended 12/31/2022	$40.73	(3.00% )	1.06%	1.06%	1.13%	30%	$74,701
Year Ended 12/31/2021	$41.99	31.55%	1.05%	1.05%	1.28%	24%	$74,122
Class 3
Year Ended 12/31/2025	$50.95	2.12%	0.95%	0.95%	1.02%	58%	$73,760
Year Ended 12/31/2024	$49.89	9.77%	0.95%	0.95%	0.93%	36%	$85,465
Year Ended 12/31/2023	$45.45	9.81%	0.94%	0.94%	1.17%	29%	$85,814
Year Ended 12/31/2022	$41.39	(2.89% )	0.93%	0.93%	1.26%	30%	$84,045
Year Ended 12/31/2021	$42.62	31.75%	0.93%	0.93%	1.41%	24%	$87,819
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Victory Sycamore Established Value Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
CTIVP® – Victory Sycamore Established Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
CTIVP® – Victory Sycamore Established Value Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.77% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Victory Capital Management Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
14
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2025 through April 30, 2026 (%)	Voluntary expense cap May 1, 2025 through June 30, 2025 (%)	Contractual expense cap prior to May 1, 2025 (%)
Class 1	0.88	0.86	0.86
Class 2	1.13	1.11	1.11
Class 3	1.005	0.985	0.985
CTIVP® – Victory Sycamore Established Value Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $247,785,196 and $307,909,905, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	5,875,000	4.89	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which
16
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is
CTIVP® – Victory Sycamore Established Value Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – Victory Sycamore Established Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – Victory Sycamore Established Value Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
CTIVP® – Victory Sycamore Established Value Fund  | 2025
19

CTIVP® – Victory Sycamore Established Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7038_12_E01_(02/26)

Variable Portfolio – Partners International Value Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners International Value Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 1.3%
BHP Group Ltd.	39,900	1,204,148
Macquarie Group Ltd.	39,500	5,337,642
Santos Ltd.	1,360,600	5,588,241
Sonic Healthcare Ltd.	255,900	3,853,082
Whitehaven Coal Ltd.	522,000	2,686,996
Total		18,670,109
Belgium 1.0%
Anheuser-Busch InBev SA/NV	98,600	6,328,251
KBC Group NV	64,700	8,426,271
Total		14,754,522
Brazil 1.4%
Ambev SA	4,727,000	11,956,060
Banco do Brasil SA	1,854,300	7,417,539
Vale SA	72,700	954,695
Total		20,328,294
Canada 1.4%
Canadian National Railway Co.	38,300	3,788,004
CCL Industries, Inc., Class B	64,600	4,080,594
Magna International, Inc.	237,496	12,660,801
Total		20,529,399
China 4.1%
Alibaba Group Holding Ltd.	849,200	15,592,129
China Merchants Bank Co., Ltd., Class H	1,647,500	11,207,773
China Overseas Land & Investment Ltd.	8,645,343	13,653,206
Haier Smart Home Co., Ltd., Class H	4,784,600	14,941,103
SITC International Holdings Co., Ltd.	263,200	941,834
Weichai Power Co., Ltd., Class H	1,505,000	3,652,356
Total		59,988,401
Denmark 1.3%
Danske Bank A/S	305,303	15,245,700
Novo Nordisk A/S, Class B	59,700	3,027,893
Rockwool A/S, Class B	35,900	1,261,306
Total		19,534,899
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.7%
Nokia OYJ	790,324	5,095,277
Nokia OYJ, ADR	899,260	5,818,212
Total		10,913,489
France 12.9%
Accor SA	223,340	12,591,116
Amundi SA	217,110	17,944,097
Arkema SA	171,848	10,473,052
Capgemini SE	48,900	8,119,759
Cie de Saint-Gobain SA	50,900	5,176,118
Cie Generale des Etablissements Michelin SCA	607,522	20,137,042
Edenred SE	170,500	3,769,067
FDJ UNITED	41,200	1,140,447
Publicis Groupe SA	96,061	9,975,716
Rexel SA	495,327	19,427,792
Sanofi SA	262,451	25,393,506
Societe Generale SA	200,400	16,133,005
Sodexo SA	61,204	3,135,849
Teleperformance SE	236,059	17,083,561
TotalEnergies SE	105,600	6,884,910
Veolia Environnement SA	358,640	12,479,775
Total		189,864,812
Germany 11.7%
Allianz SE, Registered Shares	14,700	6,796,946
BASF SE	408,924	21,517,009
Bayer AG, Registered Shares	330,469	14,334,344
Continental AG	147,223	11,684,052
CTS Eventim AG & Co. KGaA	37,300	3,414,529
Daimler Truck Holding AG	435,136	18,846,849
Deutsche Boerse AG	27,900	7,332,717
Deutsche Post AG	110,911	6,047,501
Evonik Industries AG	649,477	10,135,796
Fresenius Medical Care AG	240,660	11,495,262
Heidelberg Materials AG	37,000	9,592,511
Infineon Technologies AG	173,200	7,556,883
Mercedes-Benz Group AG, Registered Shares	119,409	8,277,682
Merck KGaA	49,200	7,021,984
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
SAP SE	46,800	11,370,927
Siemens AG, Registered Shares	39,000	10,922,987
Zalando SE(a)	197,700	5,833,548
Total		172,181,527
Hong Kong 1.8%
AIA Group Ltd.	826,900	8,511,359
CK Asset Holdings Ltd.	891,800	4,509,731
Galaxy Entertainment Group Ltd.	2,631,000	12,972,982
Total		25,994,072
Indonesia 0.3%
PT Bank Rakyat Indonesia Persero Tbk	20,766,700	4,548,051
Ireland 3.3%
AerCap Holdings NV	72,300	10,393,848
AIB Group PLC	995,200	10,639,035
Bank of Ireland Group PLC	885,977	16,944,582
Ryanair Holdings PLC	106,600	3,675,312
Smurfit WestRock PLC	161,200	6,233,604
Total		47,886,381
Israel 0.3%
Check Point Software Technologies Ltd.(a)	26,400	4,898,784
Italy 1.0%
Enel SpA	1,440,497	14,977,330
Japan 18.8%
Bridgestone Corp.	326,600	7,348,266
Canon, Inc.	139,200	4,118,734
Dai Nippon Printing Co., Ltd.	147,200	2,533,900
Daikin Industries Ltd.	168,400	21,536,982
FANUC Corp.	154,200	6,000,810
Fujitsu Ltd.	368,800	10,135,699
Fukuoka Financial Group, Inc.	172,100	5,566,670
Hitachi Ltd.	450,500	14,128,388
Iida Group Holdings Co., Ltd.	219,400	3,526,185
Komatsu Ltd.	221,776	7,037,498
Kubota Corp.	363,605	5,152,529
Kyocera Corp.	399,500	5,600,474
MinebeaMitsumi, Inc.	752,500	15,141,489
Murata Manufacturing Co., Ltd.	665,200	13,748,324
Nintendo Co., Ltd.	42,000	2,835,612
Common Stocks (continued)
Issuer	Shares	Value ($)
Nomura Holdings, Inc.	369,700	3,079,775
Olympus Corp.	1,362,300	17,272,949
ORIX Corp.	397,600	11,628,720
Panasonic Holdings Corp.	487,000	6,313,488
Rakuten Group, Inc.(a)	889,800	5,701,812
Renesas Electronics Corp.(a)	345,400	4,730,893
Resona Holdings, Inc.	720,150	6,854,186
SBI Holdings, Inc.	416,300	8,971,269
Seven & I Holdings Co., Ltd.	653,000	9,381,661
Sony Group Corp.	561,300	14,397,900
Sumitomo Mitsui Financial Group, Inc.	610,100	19,621,680
Suntory Beverage & Food Ltd.	566,500	17,036,672
Takeda Pharmaceutical Co., Ltd.	266,300	8,272,681
TDK Corp.	919,200	13,004,614
Toray Industries, Inc.	497,000	3,240,333
Toyota Industries Corp.	23,900	2,709,460
Total		276,629,653
Luxembourg 1.3%
ArcelorMittal SA	274,778	12,617,673
Eurofins Scientific SE	81,700	5,974,593
Total		18,592,266
Netherlands 6.0%
ASML Holding NV	14,600	15,731,794
EXOR NV	19,900	1,690,390
ING Groep NV	862,420	24,241,103
Koninklijke Philips NV	489,671	13,333,351
Magnum Ice Cream Co. NV (The)(a)	12,600	199,989
Prosus NV, Class N(a)	125,100	7,746,064
Randstad NV	304,668	11,566,740
Shell PLC, ADR	185,989	13,666,472
Total		88,175,903
Norway 2.3%
Aker BP ASA	187,204	4,763,625
DNB Bank ASA	412,195	11,484,073
Equinor ASA	740,067	17,452,132
Total		33,699,830
Singapore 0.7%
DBS Group Holdings Ltd.	239,860	10,506,984
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Partners International Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 3.0%
Samsung Electronics Co., Ltd.	383,659	32,156,340
Shinhan Financial Group Co., Ltd.	219,040	11,663,831
Total		43,820,171
Sweden 1.3%
Boliden AB(a)	86,000	4,764,080
Essity AB, Class B	178,200	5,123,495
Skandinaviska Enskilda Banken AB, Class A	406,800	8,576,846
Total		18,464,421
Switzerland 6.5%
Cie Financiere Richemont SA, Class A, Registered Shares	31,500	6,793,008
Glencore PLC(a)	1,121,800	6,132,500
Julius Baer Group Ltd.	266,334	20,808,896
Nestlé SA, Registered Shares	100,600	9,985,468
Novartis AG, Registered Shares	48,500	6,683,106
Roche Holding AG, Genusschein Shares	67,241	27,768,534
UBS AG	377,864	17,447,720
Total		95,619,232
United Kingdom 11.5%
Ashtead Group PLC	72,700	4,956,628
Aviva PLC	640,044	5,885,156
Barclays Bank PLC	559,224	3,579,665
Barratt Redrow PLC	557,700	2,865,010
Beazley PLC	131,000	1,464,920
BP PLC	1,127,800	6,577,289
Bunzl PLC	79,800	2,228,334
CK Hutchison Holdings Ltd.	1,356,100	9,219,394
DCC PLC	104,724	6,524,171
HSBC Holdings PLC	1,097,957	17,277,387
Inchcape PLC	357,400	3,704,714
Informa PLC	258,200	3,063,601
J. Sainsbury PLC	3,616,092	15,841,511
Kingfisher PLC	750,100	3,157,585
Legal & General Group PLC	1,331,100	4,684,934
Lloyds Banking Group PLC	10,497,600	13,885,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Pearson PLC	284,700	4,025,383
Persimmon PLC	173,100	3,164,055
Reckitt Benckiser Group PLC	341,707	27,650,707
Smith & Nephew PLC	180,700	3,005,213
Standard Chartered PLC	199,289	4,862,739
Tesco PLC	1,651,040	9,818,453
Travis Perkins PLC	341,791	2,918,880
Unilever PLC	85,155	5,563,788
Wise PLC, Class A(a)	269,600	3,229,815
Total		169,154,651
United States 4.1%
Accenture PLC, Class A	26,879	7,211,636
GSK PLC	1,023,975	25,105,017
Linde PLC	9,400	4,008,066
Medtronic PLC	119,635	11,492,138
Shell PLC	213,900	7,882,697
Tenaris SA	265,500	5,123,051
Total		60,822,605
Total Common Stocks (Cost $1,142,560,084)		1,440,555,786

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Germany 0.3%
Henkel AG & Co. KGaA	56,400	4,601,385
Total Preferred Stocks (Cost $4,408,658)		4,601,385

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	18,172,297	18,166,846
Total Money Market Funds (Cost $18,168,169)		18,166,846
Total Investments in Securities (Cost $1,165,136,911)		1,463,324,017
Other Assets & Liabilities, Net		6,347,424
Net Assets		$1,469,671,441
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	6,044,281	238,501,057	(226,377,195)	(1,297)	18,166,846	(2,302)	506,697	18,172,297
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Partners International Value Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	18,670,109	—	18,670,109
Belgium	—	14,754,522	—	14,754,522
Brazil	20,328,294	—	—	20,328,294
Canada	20,529,399	—	—	20,529,399
China	—	59,988,401	—	59,988,401
Denmark	—	19,534,899	—	19,534,899
Finland	5,818,212	5,095,277	—	10,913,489
France	—	189,864,812	—	189,864,812
Germany	—	172,181,527	—	172,181,527
Hong Kong	—	25,994,072	—	25,994,072
Indonesia	—	4,548,051	—	4,548,051
Ireland	16,627,452	31,258,929	—	47,886,381
Israel	4,898,784	—	—	4,898,784
Italy	—	14,977,330	—	14,977,330
Japan	—	276,629,653	—	276,629,653
Luxembourg	—	18,592,266	—	18,592,266
Netherlands	13,866,461	74,309,442	—	88,175,903
Norway	—	33,699,830	—	33,699,830
Singapore	—	10,506,984	—	10,506,984
South Korea	—	43,820,171	—	43,820,171
Sweden	—	18,464,421	—	18,464,421
Switzerland	—	95,619,232	—	95,619,232
United Kingdom	19,546,225	149,608,426	—	169,154,651
United States	22,711,840	38,110,765	—	60,822,605
Total Common Stocks	124,326,667	1,316,229,119	—	1,440,555,786
Preferred Stocks
Germany	—	4,601,385	—	4,601,385
Total Preferred Stocks	—	4,601,385	—	4,601,385
Money Market Funds	18,166,846	—	—	18,166,846
Total Investments in Securities	142,493,513	1,320,830,504	—	1,463,324,017
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund  | 2025
7

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,146,968,742)	$1,445,157,171
Affiliated issuers (cost $18,168,169)	18,166,846
Receivable for:
Investments sold	152,687
Capital shares sold	582
Dividends	1,341,474
Foreign tax reclaims	7,374,274
Expense reimbursement due from Investment Manager	1,817
Prepaid expenses	5,951
Total assets	1,472,200,802
Liabilities
Due to custodian	21,470
Foreign currency (cost $50,651)	50,598
Payable for:
Investments purchased	1,490,368
Capital shares redeemed	670,255
Management services fees	33,202
Distribution and/or service fees	244
Service fees	1,979
Compensation of chief compliance officer	232
Compensation of board members	1,023
Other expenses	74,649
Deferred compensation of board members	185,341
Total liabilities	2,529,361
Net assets applicable to outstanding capital stock	$1,469,671,441
Represented by
Paid in capital	1,044,947,851
Total distributable earnings (loss)	424,723,590
Total - representing net assets applicable to outstanding capital stock	$1,469,671,441
Class 1
Net assets	$1,434,283,432
Shares outstanding	107,372,814
Net asset value per share	$13.36
Class 2
Net assets	$35,388,009
Shares outstanding	2,665,557
Net asset value per share	$13.28
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Partners International Value Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$51,582,865
Dividends — affiliated issuers	506,697
Foreign taxes withheld	(4,949,617)
Total income	47,139,945
Expenses:
Management services fees	11,450,900
Distribution and/or service fees
Class 2	76,743
Service fees	21,082
Custodian fees	147,852
Printing and postage fees	12,074
Accounting services fees	35,588
Legal fees	40,275
Interest on interfund lending	25,904
Compensation of chief compliance officer	210
Compensation of board members	25,490
Deferred compensation of board members	28,925
Other	131,262
Total expenses	11,996,305
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(599,498)
Total net expenses	11,396,807
Net investment income	35,743,138
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	103,406,910
Investments — affiliated issuers	(2,302)
Foreign currency translations	171,239
Net realized gain	103,575,847
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	279,833,227
Investments — affiliated issuers	(1,297)
Foreign currency translations	864,121
Net change in unrealized appreciation (depreciation)	280,696,051
Net realized and unrealized gain	384,271,898
Net increase in net assets resulting from operations	$420,015,036
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund  | 2025
9

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$35,743,138	$40,131,926
Net realized gain	103,575,847	51,418,314
Net change in unrealized appreciation (depreciation)	280,696,051	(26,925,494)
Net increase in net assets resulting from operations	420,015,036	64,624,746
Distributions to shareholders
Net investment income and net realized gains
Class 1	(41,601,554)	(38,590,556)
Class 2	(864,019)	(780,292)
Total distributions to shareholders	(42,465,573)	(39,370,848)
Decrease in net assets from capital stock activity	(221,618,301)	(80,448,108)
Total increase (decrease) in net assets	155,931,162	(55,194,210)
Net assets at beginning of year	1,313,740,279	1,368,934,489
Net assets at end of year	$1,469,671,441	$1,313,740,279

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	301,571	3,392,949	614,273	6,392,097
Distributions reinvested	3,730,383	41,601,554	3,828,428	38,590,556
Shares redeemed	(22,461,792)	(264,179,549)	(11,937,383)	(124,512,756)
Net decrease	(18,429,838)	(219,185,046)	(7,494,682)	(79,530,103)
Class 2
Shares sold	341,182	4,112,228	180,661	1,848,175
Distributions reinvested	77,790	864,019	77,719	780,292
Shares redeemed	(667,110)	(7,409,502)	(346,835)	(3,546,472)
Net decrease	(248,138)	(2,433,255)	(88,455)	(918,005)
Total net decrease	(18,677,976)	(221,618,301)	(7,583,137)	(80,448,108)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Variable Portfolio – Partners International Value Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$10.21	0.30	3.22	3.52	(0.34)	(0.03)	(0.37)
Year Ended 12/31/2024	$10.04	0.30 (d)	0.16	0.46	(0.29)	—	(0.29)
Year Ended 12/31/2023	$8.76	0.26 (d)	1.22	1.48	(0.20)	—	(0.20)
Year Ended 12/31/2022	$10.12	0.25 (e)	(1.39)	(1.14)	(0.22)	—	(0.22)
Year Ended 12/31/2021	$9.26	0.20	0.89	1.09	(0.23)	—	(0.23)
Class 2
Year Ended 12/31/2025	$10.15	0.27	3.20	3.47	(0.31)	(0.03)	(0.34)
Year Ended 12/31/2024	$9.99	0.27 (d)	0.16	0.43	(0.27)	—	(0.27)
Year Ended 12/31/2023	$8.71	0.23 (d)	1.23	1.46	(0.18)	—	(0.18)
Year Ended 12/31/2022	$10.07	0.23 (e)	(1.40)	(1.17)	(0.19)	—	(0.19)
Year Ended 12/31/2021	$9.21	0.18	0.89	1.07	(0.21)	—	(0.21)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2024
Class 1	0.01	0.10
Class 2	0.01	0.10
Year Ended 12/31/2023
Class 1	0.02	0.16
Class 2	0.01	0.16

(e)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Partners International Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$13.36	35.15%	0.86% (c)	0.81% (c)	2.58%	18%	$1,434,283
Year Ended 12/31/2024	$10.21	4.62%	0.86% (c)	0.84% (c)	2.87% (d)	19%	$1,284,170
Year Ended 12/31/2023	$10.04	17.14%	0.85% (c)	0.84% (c)	2.76% (d)	18%	$1,338,943
Year Ended 12/31/2022	$8.76	(11.46% )	0.85%	0.84%	2.90%	21%	$1,307,922
Year Ended 12/31/2021	$10.12	11.80%	0.86%	0.84%	1.95%	73%	$1,532,143
Class 2
Year Ended 12/31/2025	$13.28	34.84%	1.11% (c)	1.06% (c)	2.29%	18%	$35,388
Year Ended 12/31/2024	$10.15	4.30%	1.11% (c)	1.09% (c)	2.60% (d)	19%	$29,570
Year Ended 12/31/2023	$9.99	16.96%	1.10% (c)	1.09% (c)	2.48% (d)	18%	$29,991
Year Ended 12/31/2022	$8.71	(11.75% )	1.10%	1.09%	2.65%	21%	$26,630
Year Ended 12/31/2021	$10.07	11.64%	1.11%	1.09%	1.80%	73%	$27,992
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Value Fund  | 2025
13

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Variable Portfolio – Partners International Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
14
Variable Portfolio – Partners International Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Variable Portfolio – Partners International Value Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
16
Variable Portfolio – Partners International Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.82% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Pzena Investment Management, LLC and Thompson, Siegel & Walmsley LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – Partners International Value Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.80	0.84
Class 2	1.05	1.09
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (pfic) holdings and trustees’ deferred compensation. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
4,550,388	(4,550,388)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
18
Variable Portfolio – Partners International Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
42,465,573	—	42,465,573	39,370,848	—	39,370,848
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
53,520,300	87,312,217	—	283,440,630
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,179,883,387	352,267,560	(68,826,930)	283,440,630
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $239,642,419 and $474,079,070, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Variable Portfolio – Partners International Value Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,330,488	4.84	82
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
20
Variable Portfolio – Partners International Value Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – Partners International Value Fund  | 2025
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Partners International Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Partners International Value Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
22
Variable Portfolio – Partners International Value Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025.
Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
$91,677,828	$4,949,617	$0.04	$51,582,026	$0.47
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Foreign taxes are deemed to be passed through to shareholders with dividends paid after the close of the taxable year, on the next regularly scheduled distribution date of March 30, 2026.
Variable Portfolio – Partners International Value Fund  | 2025
23

Variable Portfolio – Partners International Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7056_12_E01_(02/26)

Variable Portfolio – Partners International Core Equity Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners International Core Equity Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Austria 2.1%
Erste Group Bank AG	321,207	38,515,760
Brazil 1.3%
MercadoLibre, Inc.(a)	11,755	23,677,626
Canada 1.9%
Toronto-Dominion Bank (The)	369,339	34,809,437
China 3.1%
Contemporary Amperex Technology Co., Ltd., Class A	628,581	33,052,386
Tencent Music Entertainment Group, ADR	1,476,944	25,890,829
Total		58,943,215
France 8.5%
Legrand SA	258,525	38,433,043
LVMH Moet Hennessy Louis Vuitton SE	56,232	42,384,069
Sanofi SA	343,020	33,188,978
Schneider Electric SE	167,073	45,776,176
Total		159,782,266
Germany 7.7%
Beiersdorf AG	207,904	22,831,443
SAP SE	286,855	69,696,738
Siemens AG, Registered Shares	188,054	52,669,524
Total		145,197,705
Japan 19.6%
Fast Retailing Co., Ltd.	113,900	41,298,805
Hoya Corp.	292,900	44,424,025
ITOCHU Corp.	3,735,000	47,198,495
Keyence Corp.	94,900	34,327,702
Mitsubishi UFJ Financial Group, Inc.	3,002,700	47,656,074
MS&AD Insurance Group Holdings, Inc.	1,858,600	43,634,399
Recruit Holdings Co., Ltd.	465,800	26,174,039
Shimano, Inc.	189,500	19,816,206
SoftBank Group Corp.	737,200	20,680,920
Sony Group Corp.	1,716,500	44,029,922
Total		369,240,587
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.8%
ASML Holding NV	82,036	88,395,444
Heineken NV	28,246	2,330,491
Total		90,725,935
Norway 1.5%
DNB Bank ASA	1,042,949	29,057,371
Singapore 3.0%
Sea Ltd. ADR(a)	166,936	21,296,026
Singapore Telecommunications Ltd.	9,778,300	34,595,616
Total		55,891,642
Spain 1.7%
Bankinter SA	1,897,923	31,458,443
Sweden 1.9%
Svenska Handelsbanken AB, Class A	2,527,309	36,614,497
Switzerland 11.4%
Chocoladefabriken Lindt & Spruengli AG	3,100	45,296,812
Cie Financiere Richemont SA, Class A, Registered Shares	254,520	54,887,504
Lonza Group AG, Registered Shares	56,068	37,802,162
Roche Holding AG, Genusschein Shares	187,268	77,336,118
Total		215,322,596
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	130,074	39,528,188
United Arab Emirates —%
NMC Health PLC(a),(b),(c)	293,698	0
United Kingdom 23.9%
AstraZeneca PLC	366,663	67,854,416
BAE Systems PLC	1,513,625	34,836,164
Bunzl PLC	843,555	23,555,415
Haleon PLC	8,422,007	42,559,610
HSBC Holdings PLC	2,837,698	44,653,849
Lloyds Banking Group PLC	24,764,959	32,756,950
London Stock Exchange Group PLC	374,439	45,040,710
Reckitt Benckiser Group PLC	581,311	47,039,307
RELX PLC	880,102	35,456,509
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Sage Group PLC (The)	2,392,131	34,792,321
Unilever PLC	639,264	41,767,710
Total		450,312,961
United States 3.8%
ARM Holdings PLC, ADR(a)	103,272	11,288,663
Liberty Media Corp.-Liberty Formula One, Class C(a)	291,532	28,718,817
Shell PLC	841,727	31,180,986
Total		71,188,466
Total Common Stocks (Cost $1,439,461,525)		1,850,266,695

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(d),(e)	24,311,619	24,304,326
Total Money Market Funds (Cost $24,305,763)		24,304,326
Total Investments in Securities (Cost $1,463,767,288)		1,874,571,021
Other Assets & Liabilities, Net		8,372,017
Net Assets		$1,882,943,038
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	55,979,472	436,818,480	(468,492,565)	(1,061)	24,304,326	1,023	937,642	24,311,619
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Partners International Core Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Austria	—	38,515,760	—	38,515,760
Brazil	23,677,626	—	—	23,677,626
Canada	34,809,437	—	—	34,809,437
China	25,890,829	33,052,386	—	58,943,215
France	—	159,782,266	—	159,782,266
Germany	—	145,197,705	—	145,197,705
Japan	—	369,240,587	—	369,240,587
Netherlands	—	90,725,935	—	90,725,935
Norway	—	29,057,371	—	29,057,371
Singapore	21,296,026	34,595,616	—	55,891,642
Spain	—	31,458,443	—	31,458,443
Sweden	—	36,614,497	—	36,614,497
Switzerland	—	215,322,596	—	215,322,596
Taiwan	39,528,188	—	—	39,528,188
United Arab Emirates	—	—	0 *	0 *
United Kingdom	—	450,312,961	—	450,312,961
United States	40,007,480	31,180,986	—	71,188,466
Total Common Stocks	185,209,586	1,665,057,109	0 *	1,850,266,695
Money Market Funds	24,304,326	—	—	24,304,326
Total Investments in Securities	209,513,912	1,665,057,109	0 *	1,874,571,021

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund  | 2025
5

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,439,461,525)	$1,850,266,695
Affiliated issuers (cost $24,305,763)	24,304,326
Foreign currency (cost $37,729)	38,748
Receivable for:
Investments sold	792,608
Capital shares sold	9,731
Dividends	559,670
Foreign tax reclaims	10,165,070
Prepaid expenses	8,973
Total assets	1,886,145,821
Liabilities
Payable for:
Investments purchased	734,780
Capital shares redeemed	2,084,402
Management services fees	41,421
Distribution and/or service fees	231
Service fees	2,087
Compensation of chief compliance officer	305
Compensation of board members	1,280
Other expenses	105,111
Deferred compensation of board members	233,166
Total liabilities	3,202,783
Net assets applicable to outstanding capital stock	$1,882,943,038
Represented by
Paid in capital	1,277,923,283
Total distributable earnings (loss)	605,019,755
Total - representing net assets applicable to outstanding capital stock	$1,882,943,038
Class 1
Net assets	$1,849,264,861
Shares outstanding	147,050,027
Net asset value per share	$12.58
Class 2
Net assets	$33,678,177
Shares outstanding	2,709,988
Net asset value per share	$12.43
The accompanying Notes to Financial Statements are an integral part of this statement.
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Variable Portfolio – Partners International Core Equity Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$46,552,420
Dividends — affiliated issuers	937,642
Interfund lending	162
Non-cash dividends - unaffiliated issuers	2,872,652
Foreign taxes withheld	(4,652,196)
Total income	45,710,680
Expenses:
Management services fees	14,815,573
Distribution and/or service fees
Class 2	76,488
Service fees	22,180
Custodian fees	166,844
Printing and postage fees	11,374
Accounting services fees	32,423
Legal fees	48,053
Interest on interfund lending	1,033
Compensation of chief compliance officer	281
Compensation of board members	30,428
Deferred compensation of board members	36,038
Other	216,097
Total expenses	15,456,812
Net investment income	30,253,868
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	170,869,845
Investments — affiliated issuers	1,023
Foreign currency translations	215,559
Net realized gain	171,086,427
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	210,775,111
Investments — affiliated issuers	(1,061)
Foreign currency translations	1,201,551
Net change in unrealized appreciation (depreciation)	211,975,601
Net realized and unrealized gain	383,062,028
Net increase in net assets resulting from operations	$413,315,896
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund  | 2025
7

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$30,253,868	$30,974,241
Net realized gain	171,086,427	72,233,209
Net change in unrealized appreciation (depreciation)	211,975,601	10,284,684
Net increase in net assets resulting from operations	413,315,896	113,492,134
Distributions to shareholders
Net investment income and net realized gains
Class 1	(101,640,324)	(24,563,825)
Class 2	(1,658,213)	(271,458)
Total distributions to shareholders	(103,298,537)	(24,835,283)
Decrease in net assets from capital stock activity	(238,390,401)	(161,970,720)
Total increase (decrease) in net assets	71,626,958	(73,313,869)
Net assets at beginning of year	1,811,316,080	1,884,629,949
Net assets at end of year	$1,882,943,038	$1,811,316,080

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	375,933	4,454,215	341,073	3,650,110
Distributions reinvested	8,600,105	101,640,324	2,330,534	24,563,825
Shares redeemed	(29,258,081)	(347,207,617)	(17,636,605)	(191,734,028)
Net decrease	(20,282,043)	(241,113,078)	(14,964,998)	(163,520,093)
Class 2
Shares sold	374,118	4,395,414	389,298	4,130,715
Distributions reinvested	141,473	1,658,213	26,002	271,458
Shares redeemed	(283,729)	(3,330,950)	(269,989)	(2,852,800)
Net increase	231,862	2,722,677	145,311	1,549,373
Total net decrease	(20,050,181)	(238,390,401)	(14,819,687)	(161,970,720)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Variable Portfolio – Partners International Core Equity Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$10.67	0.19	2.41	2.60	(0.18)	(0.51)	(0.69)
Year Ended 12/31/2024	$10.21	0.17 (d)	0.43	0.60	(0.14)	—	(0.14)
Year Ended 12/31/2023	$8.80	0.13	1.42	1.55	(0.14)	—	(0.14)
Year Ended 12/31/2022	$13.57	0.14	(2.82)	(2.68)	(0.23)	(1.86)	(2.09)
Year Ended 12/31/2021	$12.19	0.20	1.43	1.63	(0.25)	—	(0.25)
Class 2
Year Ended 12/31/2025	$10.55	0.16	2.38	2.54	(0.15)	(0.51)	(0.66)
Year Ended 12/31/2024	$10.10	0.14 (d)	0.42	0.56	(0.11)	—	(0.11)
Year Ended 12/31/2023	$8.71	0.10	1.40	1.50	(0.11)	—	(0.11)
Year Ended 12/31/2022	$13.44	0.11	(2.78)	(2.67)	(0.20)	(1.86)	(2.06)
Year Ended 12/31/2021	$12.09	0.18	1.40	1.58	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2024
Class 1	0.01	0.11
Class 2	0.01	0.11
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Variable Portfolio – Partners International Core Equity Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$12.58	24.85%	0.83% (c)	0.83% (c)	1.64%	35%	$1,849,265
Year Ended 12/31/2024	$10.67	5.86%	0.82% (c)	0.82% (c)	1.60% (d)	26%	$1,785,170
Year Ended 12/31/2023	$10.21	17.70%	0.83%	0.83%	1.39%	22%	$1,861,069
Year Ended 12/31/2022	$8.80	(19.51% )	0.82% (c)	0.82% (c)	1.45%	46%	$1,777,600
Year Ended 12/31/2021	$13.57	13.55%	0.80% (c)	0.80% (c)	1.56%	57%	$2,150,661
Class 2
Year Ended 12/31/2025	$12.43	24.55%	1.08% (c)	1.08% (c)	1.34%	35%	$33,678
Year Ended 12/31/2024	$10.55	5.58%	1.07% (c)	1.07% (c)	1.33% (d)	26%	$26,146
Year Ended 12/31/2023	$10.10	17.34%	1.08%	1.08%	1.11%	22%	$23,561
Year Ended 12/31/2022	$8.71	(19.64% )	1.07% (c)	1.07% (c)	1.16%	46%	$17,755
Year Ended 12/31/2021	$13.44	13.18%	1.06% (c)	1.06% (c)	1.40%	57%	$17,913
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Core Equity Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Variable Portfolio – Partners International Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Variable Portfolio – Partners International Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Variable Portfolio – Partners International Core Equity Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
14
Variable Portfolio – Partners International Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.80% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into a Subadvisory Agreement with Schroder Investment Management North America Inc. (SIMNA Inc.) to serve as a subadviser to the Fund. Schroder Investment Management North America Limited (SIMNA Ltd.), an affiliate of SIMNA Inc., assists in providing day-to-day portfolio management of the Fund pursuant to a Sub-Subadvisory Agreement between SIMNA Inc. and SIMNA Ltd. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Variable Portfolio – Partners International Core Equity Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.84	0.85
Class 2	1.09	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, trustees’ deferred compensation and foreign currency transactions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
6,838,901	(6,838,901)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
16
Variable Portfolio – Partners International Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
62,586,390	40,712,147	103,298,537	24,835,283	—	24,835,283
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
50,566,169	155,707,711	—	398,041,404
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,476,529,617	430,747,470	(32,706,066)	398,041,404
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $629,461,886 and $908,367,670, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Variable Portfolio – Partners International Core Equity Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,266,667	4.88	6
Lender	300,000	4.87	4
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
18
Variable Portfolio – Partners International Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – Partners International Core Equity Fund  | 2025
19

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Partners International Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Partners International Core Equity Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
20
Variable Portfolio – Partners International Core Equity Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025.
Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
$163,808,300	$4,652,196	$0.03	$49,249,431	$0.33
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Foreign taxes are deemed to be passed through to shareholders with dividends paid after the close of the taxable year, on the next regularly scheduled distribution date of March 30, 2026.
Variable Portfolio – Partners International Core Equity Fund  | 2025
21

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Variable Portfolio – Partners International Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7054_12_E01_(02/26)

Variable Portfolio – Partners International Growth Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners International Growth Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Australia 1.0%
Cochlear Ltd.	21,600	3,750,176
CSL Ltd.	51,300	5,903,680
Pro Medicus Ltd.	27,934	4,102,477
Total		13,756,333
Austria 1.7%
Erste Group Bank AG	192,548	23,088,328
Belgium 1.3%
UCB SA	62,120	17,308,284
Brazil 1.5%
MercadoLibre, Inc.(a)	7,027	14,154,205
NU Holdings Ltd., Class A(a)	423,272	7,085,573
Total		21,239,778
Canada 5.4%
Alimentation Couche-Tard, Inc.	142,600	7,787,910
Brookfield Asset Management Ltd., Class A	232,511	12,181,251
Celestica, Inc.(a)	16,196	4,787,700
Dollarama, Inc.	122,825	18,357,306
Intact Financial Corp.	87,879	18,294,173
Lundin Gold, Inc.	146,930	12,205,718
Total		73,614,058
Chile 0.4%
Antofagasta PLC	119,390	5,244,268
China 1.8%
Tencent Holdings Ltd.	117,400	9,009,691
Trip.com Group Ltd.	219,150	15,713,369
Total		24,723,060
Denmark 0.9%
Coloplast A/S, Class B	78,800	6,755,938
Novo Nordisk A/S, Class B	111,800	5,670,326
Total		12,426,264
Finland 0.6%
KONE OYJ, Class B	115,800	8,203,614
Common Stocks (continued)
Issuer	Shares	Value ($)
France 6.6%
Air Liquide SA	39,700	7,461,773
Dassault Systemes SE	195,400	5,459,135
Hermes International SCA	6,501	16,141,012
L’Oreal SA	18,600	7,985,277
LVMH Moet Hennessy Louis Vuitton SE	11,700	8,818,708
Safran SA	57,911	20,171,390
Schneider Electric SE	20,850	5,704,044
TotalEnergies SE	110,800	7,223,940
VINCI SA	75,491	10,620,308
Total		89,585,587
Germany 5.9%
Adidas AG	22,050	4,363,386
Heidelberg Materials AG	98,138	25,442,968
Infineon Technologies AG	173,300	7,561,246
Merck KGaA	49,100	7,007,712
MTU Aero Engines AG	5,991	2,483,438
Rheinmetall AG	7,764	14,164,601
SAP SE	78,421	19,053,835
Total		80,077,186
Hong Kong 4.0%
AIA Group Ltd.	3,074,400	31,645,087
Hong Kong Exchanges and Clearing Ltd.	311,600	16,303,334
Jardine Matheson Holdings Ltd.	89,700	6,121,601
Total		54,070,022
India 2.9%
Bharat Electronics Ltd.	2,138,999	9,521,117
Bharti Airtel Ltd.	769,671	18,065,319
ICICI Bank Ltd.	799,845	11,970,945
Total		39,557,381
Italy 5.8%
Enel SpA	2,123,695	22,080,769
Ferrari NV	24,691	9,124,806
Ferrari NV	17,100	6,354,604
Prysmian SpA	210,595	21,008,400
Recordati Industria Chimica e Farmaceutica SpA	79,900	4,535,828
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
UniCredit SpA	200,170	16,579,421
Total		79,683,828
Japan 16.6%
Asics Corp.	590,500	14,175,820
Capcom Co., Ltd.	127,300	2,957,057
Daikin Industries Ltd.	45,300	5,793,500
Disco Corp.	22,100	6,733,036
Fujikura Ltd.	201,600	22,356,519
Hitachi Ltd.	713,300	22,370,209
Hoya Corp.	54,700	8,296,327
IHI Corp.	1,237,000	21,747,195
Keyence Corp.	21,400	7,740,915
MonotaRO Co., Ltd	268,200	4,270,605
Murata Manufacturing Co., Ltd.	1,465,500	30,288,889
NEC Corp.	481,200	16,281,646
Nomura Research Institute Ltd.	550,000	20,930,043
Obic Co., Ltd.	161,000	5,053,577
Shimadzu Corp.	130,700	3,479,444
Shin-Etsu Chemical Co., Ltd.	223,100	6,929,743
Sumitomo Mitsui Financial Group, Inc.	656,000	21,097,889
Terumo Corp.	375,000	5,450,691
Total		225,953,105
Netherlands 6.2%
Argenx SE, ADR(a)	15,948	13,411,471
ASML Holding NV	34,327	36,988,035
Prosus NV, Class N(a)	362,934	22,472,503
Universal Music Group NV	272,600	7,106,637
Wolters Kluwer NV	47,300	4,899,169
Total		84,877,815
Singapore 2.4%
CapitaLand Ascendas REIT	3,239,724	7,122,768
Sea Ltd. ADR(a)	125,958	16,068,462
Singapore Telecommunications Ltd.	2,750,400	9,730,913
Total		32,922,143
South Korea 2.9%
SK Hynix, Inc.	89,121	40,360,956
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 4.8%
Amadeus IT Group SA, Class A	91,600	6,779,411
Banco Bilbao Vizcaya Argentaria SA	1,131,672	26,545,879
Iberdrola SA	993,495	21,512,540
Industria de Diseno Textil SA	155,200	10,237,719
Total		65,075,549
Sweden 0.5%
Atlas Copco AB, Class B	423,300	6,767,177
Switzerland 8.5%
ABB Ltd.	284,662	20,984,585
Alcon, Inc.	86,000	6,805,018
Galderma Group AG	70,052	14,264,889
Lonza Group AG, Registered Shares	32,911	22,189,252
Roche Holding AG, Genusschein Shares	23,800	9,828,693
Sandoz Group AG, ADR	371,570	26,978,277
SGS SA, Registered Shares	68,000	7,800,126
VAT Group AG	13,600	6,529,359
Total		115,380,199
Taiwan 5.3%
Accton Technology Corp.	355,000	13,396,635
Taiwan Semiconductor Manufacturing Co., Ltd.	884,000	43,455,040
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	51,180	15,553,090
Total		72,404,765
United Kingdom 12.1%
3i Group PLC	405,912	17,798,769
AstraZeneca PLC	120,473	22,294,655
BAE Systems PLC	638,080	14,685,447
Barclays Bank PLC	3,751,245	24,012,202
Compass Group PLC	235,000	7,445,987
Diploma PLC	340,134	24,199,896
Experian PLC	178,900	8,065,990
Halma PLC	441,098	20,936,660
London Stock Exchange Group PLC	101,022	12,151,786
National Grid PLC	450,800	6,914,588
Sage Group PLC (The)	460,500	6,697,737
Total		165,203,717
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Partners International Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 0.6%
Spotify Technology SA(a)	14,524	8,434,232
Total Common Stocks (Cost $1,108,070,675)		1,359,957,649

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	2,203,613	2,202,952
Total Money Market Funds (Cost $2,202,952)		2,202,952
Total Investments in Securities (Cost $1,110,273,627)		1,362,160,601
Other Assets & Liabilities, Net		1,199,715
Net Assets		$1,363,360,316
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	14,730,881	442,258,250	(454,786,179)	—	2,202,952	(516)	895,668	2,203,613
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	13,756,333	—	13,756,333
Austria	—	23,088,328	—	23,088,328
Belgium	—	17,308,284	—	17,308,284
Brazil	21,239,778	—	—	21,239,778
Canada	73,614,058	—	—	73,614,058
Chile	—	5,244,268	—	5,244,268
China	—	24,723,060	—	24,723,060
Denmark	—	12,426,264	—	12,426,264
Finland	—	8,203,614	—	8,203,614
France	—	89,585,587	—	89,585,587
Germany	—	80,077,186	—	80,077,186
Hong Kong	—	54,070,022	—	54,070,022
India	—	39,557,381	—	39,557,381
Italy	9,124,806	70,559,022	—	79,683,828
Japan	—	225,953,105	—	225,953,105
Netherlands	13,411,471	71,466,344	—	84,877,815
Singapore	16,068,462	16,853,681	—	32,922,143
South Korea	—	40,360,956	—	40,360,956
Spain	—	65,075,549	—	65,075,549
Sweden	—	6,767,177	—	6,767,177
Switzerland	7,800,126	107,580,073	—	115,380,199
Taiwan	15,553,090	56,851,675	—	72,404,765
United Kingdom	—	165,203,717	—	165,203,717
United States	8,434,232	—	—	8,434,232
Total Common Stocks	165,246,023	1,194,711,626	—	1,359,957,649
Money Market Funds	2,202,952	—	—	2,202,952
Total Investments in Securities	167,448,975	1,194,711,626	—	1,362,160,601
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Variable Portfolio – Partners International Growth Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund  | 2025
7

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,108,070,675)	$1,359,957,649
Affiliated issuers (cost $2,202,952)	2,202,952
Foreign currency (cost $18,101)	18,101
Receivable for:
Investments sold	5,090,581
Capital shares sold	4,701
Dividends	725,097
Foreign tax reclaims	3,163,032
Expense reimbursement due from Investment Manager	3,438
Prepaid expenses	5,920
Total assets	1,371,171,471
Liabilities
Payable for:
Capital shares redeemed	1,540,702
Foreign capital gains taxes deferred	956,253
Management services fees	32,982
Distribution and/or service fees	296
Service fees	2,647
Compensation of chief compliance officer	220
Interfund lending	5,000,000
Compensation of board members	1,033
Other expenses	72,137
Deferred compensation of board members	204,885
Total liabilities	7,811,155
Net assets applicable to outstanding capital stock	$1,363,360,316
Represented by
Paid in capital	1,054,231,929
Total distributable earnings (loss)	309,128,387
Total - representing net assets applicable to outstanding capital stock	$1,363,360,316
Class 1
Net assets	$1,320,339,171
Shares outstanding	100,942,909
Net asset value per share	$13.08
Class 2
Net assets	$43,021,145
Shares outstanding	3,330,592
Net asset value per share	$12.92
The accompanying Notes to Financial Statements are an integral part of this statement.
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Variable Portfolio – Partners International Growth Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$24,476,529
Dividends — affiliated issuers	895,668
Interfund lending	1,936
European Union tax reclaim	162,209
Foreign taxes withheld	(2,575,972)
Total income	22,960,370
Expenses:
Management services fees	11,700,325
Distribution and/or service fees
Class 2	103,896
Service fees	29,902
Custodian fees	137,130
Printing and postage fees	11,160
Accounting services fees	49,151
Legal fees	39,498
Interest on interfund lending	393
Compensation of chief compliance officer	211
Compensation of board members	25,018
Deferred compensation of board members	31,473
Other	115,669
Total expenses	12,243,826
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,150,828)
Total net expenses	11,092,998
Net investment income	11,867,372
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	55,284,639
Investments — affiliated issuers	(516)
Foreign currency translations	(1,442,878)
Net realized gain	53,841,245
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	153,549,795
Foreign currency translations	408,252
Foreign capital gains tax	(499,742)
Net change in unrealized appreciation (depreciation)	153,458,305
Net realized and unrealized gain	207,299,550
Net increase in net assets resulting from operations	$219,166,922
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund  | 2025
9

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$11,867,372	$10,543,446
Net realized gain	53,841,245	80,868,485
Net change in unrealized appreciation (depreciation)	153,458,305	(101,529,876)
Net increase (decrease) in net assets resulting from operations	219,166,922	(10,117,945)
Distributions to shareholders
Net investment income and net realized gains
Class 1	(19,723,990)	(9,238,876)
Class 2	(536,278)	(198,868)
Total distributions to shareholders	(20,260,268)	(9,437,744)
Decrease in net assets from capital stock activity	(126,533,981)	(85,043,720)
Total increase (decrease) in net assets	72,372,673	(104,599,409)
Net assets at beginning of year	1,290,987,643	1,395,587,052
Net assets at end of year	$1,363,360,316	$1,290,987,643

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	319,206	3,872,762	4,067,170	48,355,352
Distributions reinvested	1,640,944	19,723,990	760,401	9,238,876
Shares redeemed	(11,916,670)	(146,854,303)	(11,674,913)	(140,828,997)
Net decrease	(9,956,520)	(123,257,551)	(6,847,342)	(83,234,769)
Class 2
Shares sold	143,874	1,755,248	215,405	2,540,354
Distributions reinvested	44,627	536,278	16,545	198,868
Shares redeemed	(463,077)	(5,567,956)	(386,540)	(4,548,173)
Net decrease	(274,576)	(3,276,430)	(154,590)	(1,808,951)
Total net decrease	(10,231,096)	(126,533,981)	(7,001,932)	(85,043,720)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Variable Portfolio – Partners International Growth Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$11.28	0.11 (c)	1.88	1.99	(0.09)	(0.10)	(0.19)
Year Ended 12/31/2024	$11.49	0.09 (c)	(0.22)	(0.13)	(0.08)	—	(0.08)
Year Ended 12/31/2023	$10.06	0.09 (c)	1.39	1.48	(0.05)	—	(0.05)
Year Ended 12/31/2022	$14.64	0.07 (e)	(4.00)	(3.93)	—	(0.65)	(0.65)
Year Ended 12/31/2021	$13.86	0.01	1.44	1.45	(0.01)	(0.66)	(0.67)
Class 2
Year Ended 12/31/2025	$11.14	0.08 (c)	1.86	1.94	(0.06)	(0.10)	(0.16)
Year Ended 12/31/2024	$11.35	0.06 (c)	(0.22)	(0.16)	(0.05)	—	(0.05)
Year Ended 12/31/2023	$9.94	0.06 (c)	1.38	1.44	(0.03)	—	(0.03)
Year Ended 12/31/2022	$14.51	0.04 (e)	(3.96)	(3.92)	—	(0.65)	(0.65)
Year Ended 12/31/2021	$13.77	(0.03)	1.43	1.40	—	(0.66)	(0.66)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2025
Class 1	lessthan 0.01	0.01
Class 2	lessthan 0.01	0.01
Year Ended 12/31/2024
Class 1	0.01	0.06
Class 2	0.01	0.06
Year Ended 12/31/2023
Class 1	0.01	0.06
Class 2	0.01	0.06

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Partners International Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$13.08	17.77%	0.91% (d)	0.82% (d)	0.90% (c)	69%	$1,320,339
Year Ended 12/31/2024	$11.28	(1.17% )	0.91% (d)	0.85% (d)	0.77% (c)	50%	$1,250,830
Year Ended 12/31/2023	$11.49	14.77%	0.91% (d)	0.85% (d)	0.79% (c)	37%	$1,352,909
Year Ended 12/31/2022	$10.06	(26.69% )	0.91%	0.87%	0.64%	35%	$1,145,609
Year Ended 12/31/2021	$14.64	10.63%	0.90%	0.88%	0.06%	26%	$1,510,036
Class 2
Year Ended 12/31/2025	$12.92	17.50%	1.16% (d)	1.07% (d)	0.64% (c)	69%	$43,021
Year Ended 12/31/2024	$11.14	(1.41% )	1.16% (d)	1.10% (d)	0.52% (c)	50%	$40,157
Year Ended 12/31/2023	$11.35	14.45%	1.16% (d)	1.10% (d)	0.55% (c)	37%	$42,678
Year Ended 12/31/2022	$9.94	(26.87% )	1.16%	1.12%	0.41%	35%	$39,292
Year Ended 12/31/2021	$14.51	10.33%	1.15%	1.13%	(0.21% )	26%	$54,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners International Growth Fund  | 2025
13

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Variable Portfolio – Partners International Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
14
Variable Portfolio – Partners International Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Variable Portfolio – Partners International Growth Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
16
Variable Portfolio – Partners International Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.92% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.88% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Walter Scott & Partners Limited and William Blair Investment Management, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating
Variable Portfolio – Partners International Growth Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2025 through April 30, 2026 (%)	Prior to May 1, 2025 (%)
Class 1	0.81	0.85
Class 2	1.06	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, trustees’ deferred compensation, foreign currency transactions and foreign capital gains tax. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(1,229,563)	1,056,844	172,719
18
Variable Portfolio – Partners International Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2025			Year Ended December 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
9,802,789	10,457,479	20,260,268	9,437,744	—	9,437,744
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
10,430,837	52,933,038	—	246,589,747
At December 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,115,570,854	269,427,238	(22,837,491)	246,589,747
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $901,453,130 and $1,024,526,844, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Variable Portfolio – Partners International Growth Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,580,000	4.76	5
Lender	7,200,000	4.84	2
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had an outstanding interfund loan balance at December 31, 2025 as shown in the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
20
Variable Portfolio – Partners International Growth Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – Partners International Growth Fund  | 2025
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Partners International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Partners International Growth Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
22
Variable Portfolio – Partners International Growth Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended December 31, 2025.
Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
$55,916,056	$2,997,741	$0.03	$24,386,166	$0.23
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
The Fund (or fund in which the Fund invests) has received a refund of foreign taxes previously reported and passed through in prior years (a “foreign tax redetermination”). Shareholders who claimed foreign tax credits with respect to such foreign taxes previously reported in prior years may also have a foreign tax redetermination and may need to file amended tax returns to account for such taxes refunded to the Fund. The amount of tax refunded, and years to which the tax relates, are available on the Taxes & Distributions page of columbiathreadneedleus.com/investor/, along with certain other information about the refunded tax. See your tax advisor. The amounts reported in the table above have not been reduced for any foreign tax redeterminations.
Foreign taxes are deemed to be passed through to shareholders with dividends paid after the close of the taxable year, on the next regularly scheduled distribution date of March 30, 2026.
Variable Portfolio – Partners International Growth Fund  | 2025
23

Variable Portfolio – Partners International Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7055_12_E01_(02/26)

Variable Portfolio – Partners Core Equity Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners Core Equity Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 10.2%
Entertainment 1.6%
Netflix, Inc.(a)	123,128	11,544,481
Walt Disney Co. (The)	207,047	23,555,737
Total		35,100,218
Interactive Media & Services 8.0%
Alphabet, Inc., Class A	174,795	54,710,835
Alphabet, Inc., Class C	206,465	64,788,717
Meta Platforms, Inc., Class A	83,013	54,796,051
Total		174,295,603
Wireless Telecommunication Services 0.6%
T-Mobile US, Inc.	61,340	12,454,474
Total Communication Services		221,850,295
Consumer Discretionary 11.1%
Automobiles 0.8%
Tesla, Inc.(a)	40,202	18,079,643
Broadline Retail 3.6%
Amazon.com, Inc.(a)	342,733	79,109,631
Hotels, Restaurants & Leisure 3.0%
Booking Holdings, Inc.	2,078	11,128,376
Chipotle Mexican Grill, Inc.(a)	135,285	5,005,545
DoorDash, Inc., Class A(a)	53,295	12,070,252
Marriott International, Inc., Class A	19,538	6,061,469
McDonald’s Corp.	101,688	31,078,903
Total		65,344,545
Household Durables 0.4%
PulteGroup, Inc.	63,342	7,427,483
Specialty Retail 3.3%
Lowe’s Companies, Inc.	173,908	41,939,653
O’Reilly Automotive, Inc.(a)	76,834	7,008,029
TJX Companies, Inc. (The)	82,495	12,672,057
Ulta Beauty, Inc.(a)	17,439	10,550,770
Total		72,170,509
Total Consumer Discretionary		242,131,811
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.6%
Beverages 0.4%
Coca-Cola Co. (The)	140,491	9,821,726
Consumer Staples Distribution & Retail 1.7%
Dollar Tree, Inc.(a)	68,062	8,372,307
U.S. Foods Holding Corp.(a)	82,157	6,188,065
Walmart, Inc.	205,469	22,891,301
Total		37,451,673
Food Products 0.8%
Mondelez International, Inc., Class A	310,751	16,727,726
Household Products 0.7%
Procter & Gamble Co. (The)	106,136	15,210,350
Total Consumer Staples		79,211,475
Energy 2.9%
Energy Equipment & Services 1.8%
Baker Hughes Co.	493,301	22,464,928
SLB Ltd.	221,303	8,493,609
TechnipFMC PLC	169,975	7,574,086
Total		38,532,623
Oil, Gas & Consumable Fuels 1.1%
ConocoPhillips Co.	96,268	9,011,648
Expand Energy Corp.	50,562	5,580,022
Valero Energy Corp.	58,389	9,505,145
Total		24,096,815
Total Energy		62,629,438
Financials 14.5%
Banks 3.9%
Bank of America Corp.	383,927	21,115,985
JPMorgan Chase & Co.	69,522	22,401,379
U.S. Bancorp	146,910	7,839,118
Wells Fargo & Co.	366,243	34,133,847
Total		85,490,329
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.4%
Blackstone, Inc.	126,994	19,574,855
Charles Schwab Corp. (The)	85,316	8,523,922
Goldman Sachs Group, Inc. (The)	15,145	13,312,455
Morgan Stanley	87,641	15,558,907
Raymond James Financial, Inc.	36,264	5,823,636
S&P Global, Inc.	9,192	4,803,647
Tradeweb Markets, Inc., Class A	71,936	7,735,997
Total		75,333,419
Consumer Finance 1.8%
American Express Co.	103,613	38,331,629
Financial Services 2.8%
MasterCard, Inc., Class A	51,523	29,413,450
Visa, Inc., Class A	88,681	31,101,314
Total		60,514,764
Insurance 2.6%
Arthur J Gallagher & Co.	73,175	18,936,958
Chubb Ltd.	30,800	9,613,296
Progressive Corp. (The)	90,470	20,601,828
Travelers Companies, Inc. (The)	27,612	8,009,137
Total		57,161,219
Total Financials		316,831,360
Health Care 8.7%
Biotechnology 2.8%
AbbVie, Inc.	73,748	16,850,680
Gilead Sciences, Inc.	106,101	13,022,837
Regeneron Pharmaceuticals, Inc.	23,118	17,844,091
Vertex Pharmaceuticals, Inc.(a)	28,856	13,082,156
Total		60,799,764
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	68,770	8,616,193
Edwards Lifesciences Corp.(a)	171,273	14,601,023
Medtronic PLC	157,381	15,118,019
STERIS PLC	2,100	532,392
Stryker Corp.	43,838	15,407,742
Total		54,275,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.1%
Cencora, Inc.	32,254	10,893,788
Elevance Health, Inc.	25,071	8,788,639
Encompass Health Corp.	64,300	6,824,802
Quest Diagnostics, Inc.	51,384	8,916,666
UnitedHealth Group, Inc.	33,827	11,166,631
Total		46,590,526
Life Sciences Tools & Services 0.4%
Mettler-Toledo International, Inc.(a)	6,499	9,060,841
Pharmaceuticals 0.9%
Eli Lilly & Co.	18,010	19,354,987
Total Health Care		190,081,487
Industrials 8.6%
Aerospace & Defense 1.9%
General Electric Co.	36,492	11,240,631
Howmet Aerospace, Inc.	61,391	12,586,383
Northrop Grumman Corp.	32,124	18,317,426
Total		42,144,440
Building Products 0.9%
Carrier Global Corp.	108,841	5,751,158
Trane Technologies PLC	33,795	13,153,014
Total		18,904,172
Commercial Services & Supplies 0.3%
Republic Services, Inc.	35,923	7,613,161
Electrical Equipment 0.7%
Eaton Corp. PLC	45,272	14,419,585
Ground Transportation 0.8%
CSX Corp.	257,500	9,334,375
Old Dominion Freight Line, Inc.	51,167	8,022,986
Total		17,357,361
Machinery 2.9%
Caterpillar, Inc.	21,443	12,284,051
Deere & Co.	52,116	24,263,646
Parker-Hannifin Corp.	13,027	11,450,212
Pentair PLC	84,922	8,843,777
Westinghouse Air Brake Technologies Corp.	33,000	7,043,850
Total		63,885,536
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Variable Portfolio – Partners Core Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.8%
Booz Allen Hamilton Holding Corp.	81,452	6,871,291
Broadridge Financial Solutions, Inc.	32,581	7,271,102
Equifax, Inc.	18,398	3,991,998
Total		18,134,391
Trading Companies & Distributors 0.3%
United Rentals, Inc.	7,959	6,441,378
Total Industrials		188,900,024
Information Technology 34.1%
Communications Equipment 0.4%
Arista Networks, Inc.(a)	60,120	7,877,524
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A	69,709	9,420,474
Keysight Technologies, Inc.(a)	46,890	9,527,579
TE Connectivity PLC	42,726	9,720,593
Total		28,668,646
Semiconductors & Semiconductor Equipment 14.4%
Analog Devices, Inc.	46,132	12,510,999
Broadcom, Inc.	218,489	75,619,043
KLA Corp.	13,700	16,646,596
NVIDIA Corp.	1,011,976	188,733,524
NXP Semiconductors NV	94,238	20,455,300
Total		313,965,462
Software 10.5%
Intuit, Inc.	18,777	12,438,260
Microsoft Corp.	357,359	172,825,960
Oracle Corp.	101,629	19,808,508
PTC, Inc.(a)	42,956	7,483,365
Roper Technologies, Inc.	13,800	6,142,794
ServiceNow, Inc.(a)	78,380	12,007,032
Total		230,705,919
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	607,275	165,093,781
Total Information Technology		746,311,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.3%
Chemicals 0.6%
Ecolab, Inc.	7,346	1,928,472
Linde PLC	26,321	11,223,011
Total		13,151,483
Construction Materials 0.7%
Vulcan Materials Co.	57,498	16,399,580
Containers & Packaging 1.0%
Ball Corp.	161,204	8,538,976
International Paper Co.	62,377	2,457,030
Packaging Corp. of America	47,980	9,894,915
Total		20,890,921
Total Materials		50,441,984
Real Estate 1.1%
Health Care REITs 0.4%
Welltower, Inc.	48,568	9,014,706
Industrial REITs 0.4%
Prologis, Inc.	63,700	8,131,942
Residential REITs 0.3%
Equity LifeStyle Properties, Inc.	110,303	6,685,465
Total Real Estate		23,832,113
Utilities 2.5%
Electric Utilities 2.1%
Entergy Corp.	78,995	7,301,508
NextEra Energy, Inc.	257,416	20,665,356
Southern Co. (The)	210,410	18,347,752
Total		46,314,616
Gas Utilities 0.4%
Atmos Energy Corp.	54,993	9,218,477
Total Utilities		55,533,093
Total Common Stocks (Cost $1,707,343,528)		2,177,754,412

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	14,003,612	13,999,411
Total Money Market Funds (Cost $13,999,469)		13,999,411
Total Investments in Securities (Cost: $1,721,342,997)		2,191,753,823
Other Assets & Liabilities, Net		(4,341,856)
Net Assets		2,187,411,967
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	8,385,438	337,066,577	(331,452,546)	(58)	13,999,411	(1,145)	434,311	14,003,612
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Variable Portfolio – Partners Core Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	221,850,295	—	—	221,850,295
Consumer Discretionary	242,131,811	—	—	242,131,811
Consumer Staples	79,211,475	—	—	79,211,475
Energy	62,629,438	—	—	62,629,438
Financials	316,831,360	—	—	316,831,360
Health Care	190,081,487	—	—	190,081,487
Industrials	188,900,024	—	—	188,900,024
Information Technology	746,311,332	—	—	746,311,332
Materials	50,441,984	—	—	50,441,984
Real Estate	23,832,113	—	—	23,832,113
Utilities	55,533,093	—	—	55,533,093
Total Common Stocks	2,177,754,412	—	—	2,177,754,412
Money Market Funds	13,999,411	—	—	13,999,411
Total Investments in Securities	2,191,753,823	—	—	2,191,753,823
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund  | 2025
7

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,707,343,528)	$2,177,754,412
Affiliated issuers (cost $13,999,469)	13,999,411
Cash	3,038
Receivable for:
Investments sold	1,766,662
Capital shares sold	249
Dividends	1,106,619
Foreign tax reclaims	27,935
Expense reimbursement due from Investment Manager	1,181
Prepaid expenses	9,269
Total assets	2,194,668,776
Liabilities
Payable for:
Investments purchased	4,486,583
Capital shares redeemed	2,342,071
Management services fees	41,591
Distribution and/or service fees	209
Service fees	2,379
Compensation of chief compliance officer	371
Compensation of board members	1,439
Other expenses	61,785
Deferred compensation of board members	320,381
Total liabilities	7,256,809
Net assets applicable to outstanding capital stock	$2,187,411,967
Represented by
Trust capital	$2,187,411,967
Total - representing net assets applicable to outstanding capital stock	$2,187,411,967
Class 1
Net assets	$2,143,206,967
Shares outstanding	41,100,504
Net asset value per share	$52.15
Class 2
Net assets	$16,382,112
Shares outstanding	326,239
Net asset value per share	$50.22
Class 3
Net assets	$27,822,888
Shares outstanding	544,035
Net asset value per share	$51.14
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Variable Portfolio – Partners Core Equity Fund  | 2025

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$24,867,822
Dividends — affiliated issuers	434,311
Foreign taxes withheld	(94,356)
Total income	25,207,777
Expenses:
Management services fees	15,488,664
Distribution and/or service fees
Class 2	38,197
Class 3	34,533
Service fees	27,760
Custodian fees	31,998
Printing and postage fees	11,679
Accounting services fees	57,423
Legal fees	54,827
Interest on interfund lending	739
Compensation of chief compliance officer	288
Compensation of board members	35,097
Deferred compensation of board members	50,224
Other	39,963
Total expenses	15,871,392
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(453,450)
Total net expenses	15,417,942
Net investment income	9,789,835
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	281,457,764
Investments — affiliated issuers	(1,145)
Futures contracts	324,578
Net realized gain	281,781,197
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(5,169,226)
Investments — affiliated issuers	(58)
Net change in unrealized appreciation (depreciation)	(5,169,284)
Net realized and unrealized gain	276,611,913
Net increase in net assets resulting from operations	$286,401,748
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund  | 2025
9

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$9,789,835	$15,017,446
Net realized gain	281,781,197	577,661,365
Net change in unrealized appreciation (depreciation)	(5,169,284)	42,888,757
Net increase in net assets resulting from operations	286,401,748	635,567,568
Decrease in net assets from capital stock activity	(387,232,724)	(1,148,011,494)
Total decrease in net assets	(100,830,976)	(512,443,926)
Net assets at beginning of year	2,288,242,943	2,800,686,869
Net assets at end of year	$2,187,411,967	$2,288,242,943

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	110,183	5,030,858	71,511	3,088,741
Shares redeemed	(7,830,161)	(387,470,309)	(25,349,507)	(1,145,585,632)
Net decrease	(7,719,978)	(382,439,451)	(25,277,996)	(1,142,496,891)
Class 2
Shares sold	43,130	1,872,981	28,657	1,219,281
Shares redeemed	(51,384)	(2,375,673)	(47,758)	(1,989,414)
Net decrease	(8,254)	(502,692)	(19,101)	(770,133)
Class 3
Shares sold	5,606	243,980	14,339	590,234
Shares redeemed	(96,821)	(4,534,561)	(127,629)	(5,334,704)
Net decrease	(91,215)	(4,290,581)	(113,290)	(4,744,470)
Total net decrease	(7,819,447)	(387,232,724)	(25,410,387)	(1,148,011,494)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
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Variable Portfolio – Partners Core Equity Fund  | 2025
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$45.98	0.21	5.96	6.17
Year Ended 12/31/2024	$37.25	0.22	8.51	8.73
Year Ended 12/31/2023	$29.87	0.27	7.11	7.38
Year Ended 12/31/2022	$36.14	0.22	(6.49)	(6.27)
Year Ended 12/31/2021	$27.91	0.16	8.07	8.23
Class 2
Year Ended 12/31/2025	$44.39	0.09	5.74	5.83
Year Ended 12/31/2024	$36.06	0.11	8.22	8.33
Year Ended 12/31/2023	$28.98	0.18	6.90	7.08
Year Ended 12/31/2022	$35.15	0.14	(6.31)	(6.17)
Year Ended 12/31/2021	$27.21	0.08	7.86	7.94
Class 3
Year Ended 12/31/2025	$45.15	0.15	5.84	5.99
Year Ended 12/31/2024	$36.63	0.17	8.35	8.52
Year Ended 12/31/2023	$29.41	0.22	7.00	7.22
Year Ended 12/31/2022	$35.62	0.18	(6.39)	(6.21)
Year Ended 12/31/2021	$27.54	0.12	7.96	8.08

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Variable Portfolio – Partners Core Equity Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$52.15	13.42%	0.70% (c)	0.68% (c)	0.44%	52%	$2,143,207
Year Ended 12/31/2024	$45.98	23.44%	0.68% (c)	0.68% (c)	0.52%	50%	$2,244,714
Year Ended 12/31/2023	$37.25	24.71%	0.69% (c)	0.69% (c)	0.81%	56%	$2,760,520
Year Ended 12/31/2022	$29.87	(17.35% )	0.68% (c),(d)	0.68% (c),(d)	0.72%	75%	$2,550,753
Year Ended 12/31/2021	$36.14	29.49%	0.68% (d)	0.68% (d)	0.50%	99%	$3,254,887
Class 2
Year Ended 12/31/2025	$50.22	13.14%	0.95% (c)	0.93% (c)	0.18%	52%	$16,382
Year Ended 12/31/2024	$44.39	23.10%	0.93% (c)	0.93% (c)	0.27%	50%	$14,847
Year Ended 12/31/2023	$36.06	24.43%	0.94% (c)	0.94% (c)	0.56%	56%	$12,749
Year Ended 12/31/2022	$28.98	(17.55% )	0.93% (c),(d)	0.93% (c),(d)	0.47%	75%	$11,042
Year Ended 12/31/2021	$35.15	29.18%	0.93% (d)	0.93% (d)	0.26%	99%	$13,396
Class 3
Year Ended 12/31/2025	$51.14	13.26%	0.83% (c)	0.81% (c)	0.31%	52%	$27,823
Year Ended 12/31/2024	$45.15	23.26%	0.81% (c)	0.81% (c)	0.39%	50%	$28,682
Year Ended 12/31/2023	$36.63	24.55%	0.81% (c)	0.81% (c)	0.69%	56%	$27,418
Year Ended 12/31/2022	$29.41	(17.43% )	0.81% (c),(d)	0.81% (c),(d)	0.59%	75%	$25,516
Year Ended 12/31/2021	$35.62	29.34%	0.80% (d)	0.80% (d)	0.38%	99%	$34,599
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Equity Fund  | 2025
13

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Variable Portfolio – Partners Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
14
Variable Portfolio – Partners Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is
Variable Portfolio – Partners Core Equity Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of
16
Variable Portfolio – Partners Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At December 31, 2025, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	324,578
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,245,162
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Variable Portfolio – Partners Core Equity Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.69% of the Fund’s average daily net assets.
18
Variable Portfolio – Partners Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Partners Core Equity Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap May 1, 2025 through April 30, 2026 (%)	Voluntary expense cap prior to May 1, 2025 (%)
Class 1	0.68	0.68
Class 2	0.93	0.93
Class 3	0.805	0.805
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,164,907,268 and $1,544,370,182, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $2,743 for the year ended December 31, 2025.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
20
Variable Portfolio – Partners Core Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	616,667	4.87	6
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Variable Portfolio – Partners Core Equity Fund  | 2025
21

Notes to Financial Statements (continued)
December 31, 2025
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
22
Variable Portfolio – Partners Core Equity Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Partners Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Partners Core Equity Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Variable Portfolio – Partners Core Equity Fund  | 2025
23

Variable Portfolio – Partners Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7053_12_E01_(02/26)

Columbia Variable Portfolio – Select Large Cap Equity Fund
Annual Financial Statements and Additional Information
December 31, 2025
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Select Large Cap Equity Fund | 2025

Portfolio of Investments
December 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 11.8%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	1,870,028	46,451,496
Interactive Media & Services 10.4%
Alphabet, Inc., Class C	722,667	226,772,904
Meta Platforms, Inc., Class A	168,521	111,239,027
Total		338,011,931
Total Communication Services		384,463,427
Consumer Discretionary 12.7%
Automobiles 2.4%
General Motors Co.	662,131	53,844,493
Tesla, Inc.(a)	55,038	24,751,689
Total		78,596,182
Broadline Retail 5.2%
Amazon.com, Inc.(a)	726,448	167,678,728
Hotels, Restaurants & Leisure 2.2%
Hilton Worldwide Holdings, Inc.	133,567	38,367,121
Royal Caribbean Cruises Ltd.	123,998	34,585,522
Total		72,952,643
Specialty Retail 1.7%
TJX Companies, Inc. (The)	362,215	55,639,846
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B	600,417	38,252,567
Total Consumer Discretionary		413,119,966
Consumer Staples 4.2%
Beverages 0.9%
Constellation Brands, Inc., Class A	202,650	27,957,594
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc.	522,925	58,259,074
Household Products 1.5%
Procter & Gamble Co. (The)	353,143	50,608,923
Total Consumer Staples		136,825,591
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Exxon Mobil Corp.	407,818	49,076,818
Total Energy		49,076,818
Financials 15.5%
Banks 7.5%
Bank of America Corp.	1,315,070	72,328,850
Citigroup, Inc.	616,300	71,916,047
JPMorgan Chase & Co.	313,358	100,970,215
Total		245,215,112
Capital Markets 3.9%
Charles Schwab Corp. (The)	530,297	52,981,973
Goldman Sachs Group, Inc. (The)	82,140	72,201,060
Total		125,183,033
Financial Services 2.3%
MasterCard, Inc., Class A	131,034	74,804,690
Insurance 1.8%
Hartford Insurance Group, Inc. (The)	425,163	58,587,461
Total Financials		503,790,296
Health Care 8.2%
Biotechnology 2.6%
Exact Sciences Corp.(a)	351,112	35,658,935
Insmed, Inc.(a)	107,503	18,709,822
Vertex Pharmaceuticals, Inc.(a)	68,830	31,204,769
Total		85,573,526
Health Care Equipment & Supplies 2.0%
Boston Scientific Corp.(a)	352,171	33,579,505
Intuitive Surgical, Inc.(a)	56,204	31,831,697
Total		65,411,202
Health Care Providers & Services 1.2%
Cencora, Inc.	113,611	38,372,115
Pharmaceuticals 2.4%
Eli Lilly & Co.	71,509	76,849,292
Total Health Care		266,206,135
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
3

Portfolio of Investments (continued)
December 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.7%
Aerospace & Defense 1.6%
General Dynamics Corp.	150,917	50,807,717
Commercial Services & Supplies 2.2%
Cintas Corp.	197,225	37,092,106
Republic Services, Inc.	156,493	33,165,561
Total		70,257,667
Electrical Equipment 2.1%
Eaton Corp. PLC	103,821	33,068,027
nVent Electric PLC	359,220	36,629,663
Total		69,697,690
Machinery 1.8%
Parker-Hannifin Corp.	66,266	58,245,164
Total Industrials		249,008,238
Information Technology 33.1%
Electronic Equipment, Instruments & Components 1.6%
TE Connectivity PLC	236,066	53,707,376
Semiconductors & Semiconductor Equipment 12.7%
Broadcom, Inc.	286,037	98,997,406
Lam Research Corp.	148,898	25,488,359
NVIDIA Corp.	1,541,850	287,555,025
Total		412,040,790
Software 12.9%
Datadog, Inc., Class A(a)	216,434	29,432,860
Microsoft Corp.	529,329	255,994,091
Oracle Corp.	128,151	24,977,911
Palo Alto Networks, Inc.(a)	214,681	39,544,240
ServiceNow, Inc.(a)	264,975	40,591,520
Synopsys, Inc.(a)	58,159	27,318,446
Total		417,859,068
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	699,866	190,265,571
Total Information Technology		1,073,872,805
Real Estate 1.0%
Specialized REITs 1.0%
Equinix, Inc.	42,880	32,852,941
Total Real Estate		32,852,941
Utilities 4.1%
Electric Utilities 1.4%
Entergy Corp.	484,534	44,785,478
Multi-Utilities 2.7%
Ameren Corp.	445,621	44,499,713
DTE Energy Co.	346,139	44,645,008
Total		89,144,721
Total Utilities		133,930,199
Total Common Stocks (Cost $1,694,423,565)		3,243,146,416

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	10,442,767	10,439,635
Total Money Market Funds (Cost $10,438,966)		10,439,635
Total Investments in Securities (Cost: $1,704,862,531)		3,253,586,051
Other Assets & Liabilities, Net		(2,479,498)
Net Assets		3,251,106,553
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Portfolio of Investments (continued)
December 31, 2025
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	27,938,626	451,095,005	(468,592,795)	(1,201)	10,439,635	(2,520)	927,092	10,442,767
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	384,463,427	—	—	384,463,427
Consumer Discretionary	413,119,966	—	—	413,119,966
Consumer Staples	136,825,591	—	—	136,825,591
Energy	49,076,818	—	—	49,076,818
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
5

Portfolio of Investments (continued)
December 31, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	503,790,296	—	—	503,790,296
Health Care	266,206,135	—	—	266,206,135
Industrials	249,008,238	—	—	249,008,238
Information Technology	1,073,872,805	—	—	1,073,872,805
Real Estate	32,852,941	—	—	32,852,941
Utilities	133,930,199	—	—	133,930,199
Total Common Stocks	3,243,146,416	—	—	3,243,146,416
Money Market Funds	10,439,635	—	—	10,439,635
Total Investments in Securities	3,253,586,051	—	—	3,253,586,051
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Statement of Assets and Liabilities
December 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,694,423,565)	$3,243,146,416
Affiliated issuers (cost $10,438,966)	10,439,635
Cash	9,867
Receivable for:
Dividends	1,173,350
Prepaid expenses	10,156
Total assets	3,254,779,424
Liabilities
Payable for:
Capital shares redeemed	3,437,601
Management services fees	59,644
Distribution and/or service fees	53
Service fees	367
Compensation of chief compliance officer	533
Compensation of board members	1,873
Other expenses	36,495
Deferred compensation of board members	136,305
Total liabilities	3,672,871
Net assets applicable to outstanding capital stock	$3,251,106,553
Represented by
Trust capital	$3,251,106,553
Total - representing net assets applicable to outstanding capital stock	$3,251,106,553
Class 1
Net assets	$3,243,411,101
Shares outstanding	120,615,210
Net asset value per share	$26.89
Class 2
Net assets	$7,695,452
Shares outstanding	291,918
Net asset value per share	$26.36
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
7

Statement of Operations
Year Ended December 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$36,557,430
Dividends — affiliated issuers	927,092
Total income	37,484,522
Expenses:
Management services fees	21,635,513
Distribution and/or service fees
Class 2	16,246
Service fees	3,896
Custodian fees	18,213
Printing and postage fees	11,572
Accounting services fees	32,423
Legal fees	71,304
Compensation of chief compliance officer	538
Compensation of board members	45,592
Deferred compensation of board members	25,373
Other	50,796
Total expenses	21,911,466
Net investment income	15,573,056
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	178,336,450
Investments — affiliated issuers	(2,520)
Net realized gain	178,333,930
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	246,901,798
Investments — affiliated issuers	(1,201)
Net change in unrealized appreciation (depreciation)	246,900,597
Net realized and unrealized gain	425,234,527
Net increase in net assets resulting from operations	$440,807,583
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations
Net investment income	$15,573,056	$17,299,803
Net realized gain	178,333,930	251,919,280
Net change in unrealized appreciation (depreciation)	246,900,597	438,978,243
Net increase in net assets resulting from operations	440,807,583	708,197,326
Decrease in net assets from capital stock activity	(565,250,217)	(487,053,499)
Total increase (decrease) in net assets	(124,442,634)	221,143,827
Net assets at beginning of year	3,375,549,187	3,154,405,360
Net assets at end of year	$3,251,106,553	$3,375,549,187

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	360,028	7,984,968	4,929,638	118,254,561
Shares redeemed	(22,954,474)	(574,556,975)	(27,903,922)	(606,859,121)
Net decrease	(22,594,446)	(566,572,007)	(22,974,284)	(488,604,560)
Class 2
Shares sold	72,444	1,685,107	84,186	1,777,675
Shares redeemed	(15,719)	(363,317)	(10,550)	(226,614)
Net increase	56,725	1,321,790	73,636	1,551,061
Total net decrease	(22,537,721)	(565,250,217)	(22,900,648)	(487,053,499)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$23.53	0.12	3.24	3.36
Year Ended 12/31/2024	$18.96	0.11	4.46	4.57
Year Ended 12/31/2023	$14.81	0.15	4.00	4.15
Year Ended 12/31/2022	$18.41	0.14	(3.74)	(3.60)
Year Ended 12/31/2021	$14.23	0.12	4.06	4.18
Class 2
Year Ended 12/31/2025	$23.13	0.05	3.18	3.23
Year Ended 12/31/2024	$18.68	0.06	4.39	4.45
Year Ended 12/31/2023	$14.62	0.10	3.96	4.06
Year Ended 12/31/2022	$18.23	0.14	(3.75)	(3.61)
Year Ended 12/31/2021	$14.12	0.07	4.04	4.11

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2025	$26.89	14.28%	0.67%	0.67%	0.48%	44%	$3,243,411
Year Ended 12/31/2024	$23.53	24.10%	0.67%	0.67%	0.52%	48%	$3,370,110
Year Ended 12/31/2023	$18.96	28.02%	0.68%	0.68%	0.88%	50%	$3,151,387
Year Ended 12/31/2022	$14.81	(19.56% )	0.67% (c)	0.67% (c)	0.87%	44%	$2,958,820
Year Ended 12/31/2021	$18.41	29.37%	0.66% (c)	0.66% (c)	0.71%	60%	$3,960,214
Class 2
Year Ended 12/31/2025	$26.36	13.96%	0.92%	0.92%	0.22%	44%	$7,695
Year Ended 12/31/2024	$23.13	23.82%	0.92%	0.92%	0.27%	48%	$5,439
Year Ended 12/31/2023	$18.68	27.77%	0.93%	0.93%	0.61%	50%	$3,018
Year Ended 12/31/2022	$14.62	(19.80% )	0.95% (c)	0.94% (c)	0.98%	44%	$505
Year Ended 12/31/2021	$18.23	29.11%	0.91% (c)	0.91% (c)	0.45%	60%	$5
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
11

Notes to Financial Statements
December 31, 2025
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and
12
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
13

Notes to Financial Statements (continued)
December 31, 2025
a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
14
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At December 31, 2025, the Fund had no outstanding derivatives.
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2025:
Derivative instrument	Average value ($)
Option contracts written	(23,692)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
15

Notes to Financial Statements (continued)
December 31, 2025
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2025 was 0.66% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
16
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2025 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due to the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.70
Class 2	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
17

Notes to Financial Statements (continued)
December 31, 2025
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,443,216,116 and $1,974,523,838, respectively, for the year ended December 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2025.
18
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Notes to Financial Statements (continued)
December 31, 2025
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At December 31, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
19

Notes to Financial Statements (continued)
December 31, 2025
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Select Large Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Select Large Cap Equity Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 20, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025
21

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Columbia Variable Portfolio – Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2026 Columbia Management Investment Advisers, LLC.
ANN7071_12_E01_(02/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Variable Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	February 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	February 23, 2026